UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02652

Name of Registrant:	Vanguard Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2026—June 30, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Extended Market Index Fund Investor Shares - VEXMX

Vanguard Extended Market Index Fund ETF Shares - VXF

Vanguard Extended Market Index Fund Admiral™ Shares - VEXAX

Vanguard Extended Market Index Fund Institutional Shares - VIEIX

Vanguard Extended Market Index Fund Institutional Plus Shares - VEMPX

Vanguard Morningstar Mid-Cap Index Fund Investor Shares - VIMSX

Vanguard Morningstar Mid-Cap Index Fund ETF Shares - VO

Vanguard Morningstar Mid-Cap Index Fund Admiral™ Shares - VIMAX

Vanguard Morningstar Mid-Cap Index Fund Institutional Shares - VMCIX

Vanguard Morningstar Mid-Cap Index Fund Institutional Plus Shares - VMCPX

Vanguard Morningstar Mid-Cap Growth Index Fund Investor Shares - VMGIX

Vanguard Morningstar Mid-Cap Growth Index Fund ETF Shares - VOT

Vanguard Morningstar Mid-Cap Growth Index Fund Admiral™ Shares - VMGMX

Vanguard Morningstar Mid-Cap Value Index Fund Investor Shares - VMVIX

Vanguard Morningstar Mid-Cap Value Index Fund ETF Shares - VOE

Vanguard Morningstar Mid-Cap Value Index Fund Admiral™ Shares - VMVAX

Vanguard Morningstar Small-Cap Index Fund Investor Shares - NAESX

Vanguard Morningstar Small-Cap Index Fund ETF Shares - VB

Vanguard Morningstar Small-Cap Index Fund Admiral™ Shares - VSMAX

Vanguard Morningstar Small-Cap Index Fund Institutional Shares - VSCIX

Vanguard Morningstar Small-Cap Index Fund Institutional Plus Shares - VSCPX

Vanguard Morningstar Small-Cap Growth Index Fund Investor Shares - VISGX

Vanguard Morningstar Small-Cap Growth Index Fund ETF Shares - VBK

Vanguard Morningstar Small-Cap Growth Index Fund Admiral™ Shares - VSGAX

Vanguard Morningstar Small-Cap Growth Index Fund Institutional Shares - VSGIX

Vanguard Morningstar Small-Cap Value Index Fund Investor Shares - VISVX

Vanguard Morningstar Small-Cap Value Index Fund ETF Shares - VBR

Vanguard Morningstar Small-Cap Value Index Fund Admiral™ Shares - VSIAX

Vanguard Morningstar Small-Cap Value Index Fund Institutional Shares - VSIIX

Vanguard Morningstar Total Stock Market Index Fund Investor Shares - VTSMX

Vanguard Morningstar Total Stock Market Index Fund ETF Shares - VTI

Vanguard Morningstar Total Stock Market Index Fund Admiral™ Shares - VTSAX

Vanguard Morningstar Total Stock Market Index Fund Institutional Shares - VITSX

Vanguard Morningstar Total Stock Market Index Fund Institutional Plus Shares - VSMPX

Vanguard Morningstar Total Stock Market Index Fund Institutional Select Shares - VSTSX

Vanguard Extended Market Index Fund
Investor Shares (VEXMX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.19%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$97,661
Number of Portfolio Holdings	3,383
Portfolio Turnover Rate	7%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Communication Services	4.5%
Consumer Discretionary	9.3%
Consumer Staples	2.4%
Energy	4.2%
Financials	14.8%
Health Care	14.0%
Industrials	21.2%
Information Technology	18.5%
Materials	4.1%
Real Estate	5.1%
Utilities	1.9%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR98

Vanguard Extended Market Index Fund
ETF Shares (VXF) NYSE Arca
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$97,661
Number of Portfolio Holdings	3,383
Portfolio Turnover Rate	7%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Communication Services	4.5%
Consumer Discretionary	9.3%
Consumer Staples	2.4%
Energy	4.2%
Financials	14.8%
Health Care	14.0%
Industrials	21.2%
Information Technology	18.5%
Materials	4.1%
Real Estate	5.1%
Utilities	1.9%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR965

Vanguard Extended Market Index Fund
Admiral™ Shares (VEXAX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$97,661
Number of Portfolio Holdings	3,383
Portfolio Turnover Rate	7%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Communication Services	4.5%
Consumer Discretionary	9.3%
Consumer Staples	2.4%
Energy	4.2%
Financials	14.8%
Health Care	14.0%
Industrials	21.2%
Information Technology	18.5%
Materials	4.1%
Real Estate	5.1%
Utilities	1.9%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR598

Vanguard Extended Market Index Fund
Institutional Shares (VIEIX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.04%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$97,661
Number of Portfolio Holdings	3,383
Portfolio Turnover Rate	7%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Communication Services	4.5%
Consumer Discretionary	9.3%
Consumer Staples	2.4%
Energy	4.2%
Financials	14.8%
Health Care	14.0%
Industrials	21.2%
Information Technology	18.5%
Materials	4.1%
Real Estate	5.1%
Utilities	1.9%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR856

Vanguard Extended Market Index Fund
Institutional Plus Shares (VEMPX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Extended Market Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$2	0.036%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$97,661
Number of Portfolio Holdings	3,383
Portfolio Turnover Rate	7%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Communication Services	4.5%
Consumer Discretionary	9.3%
Consumer Staples	2.4%
Energy	4.2%
Financials	14.8%
Health Care	14.0%
Industrials	21.2%
Information Technology	18.5%
Materials	4.1%
Real Estate	5.1%
Utilities	1.9%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1860

Vanguard Morningstar Mid-Cap Index Fund
Investor Shares (VIMSX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Mid-Cap Index Fund (the "Fund") (formerly known as Vanguard Mid-Cap Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$224,020
Number of Portfolio Holdings	300
Portfolio Turnover Rate	12%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	2.2%
Consumer Discretionary	13.5%
Consumer Staples	4.9%
Energy	7.4%
Financials	12.6%
Health Care	6.5%
Industrials	21.2%
Real Estate	5.1%
Technology	15.1%
Telecommunications	2.2%
Utilities	9.0%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR859

Vanguard Morningstar Mid-Cap Index Fund
ETF Shares (VO) NYSE Arca
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Mid-Cap Index Fund (the "Fund") (formerly known as Vanguard Mid-Cap Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$224,020
Number of Portfolio Holdings	300
Portfolio Turnover Rate	12%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	2.2%
Consumer Discretionary	13.5%
Consumer Staples	4.9%
Energy	7.4%
Financials	12.6%
Health Care	6.5%
Industrials	21.2%
Real Estate	5.1%
Technology	15.1%
Telecommunications	2.2%
Utilities	9.0%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR939

Vanguard Morningstar Mid-Cap Index Fund
Admiral™ Shares (VIMAX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Mid-Cap Index Fund (the "Fund") (formerly known as Vanguard Mid-Cap Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$224,020
Number of Portfolio Holdings	300
Portfolio Turnover Rate	12%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	2.2%
Consumer Discretionary	13.5%
Consumer Staples	4.9%
Energy	7.4%
Financials	12.6%
Health Care	6.5%
Industrials	21.2%
Real Estate	5.1%
Technology	15.1%
Telecommunications	2.2%
Utilities	9.0%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5859

Vanguard Morningstar Mid-Cap Index Fund
Institutional Shares (VMCIX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Mid-Cap Index Fund (the "Fund") (formerly known as Vanguard Mid-Cap Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$224,020
Number of Portfolio Holdings	300
Portfolio Turnover Rate	12%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	2.2%
Consumer Discretionary	13.5%
Consumer Staples	4.9%
Energy	7.4%
Financials	12.6%
Health Care	6.5%
Industrials	21.2%
Real Estate	5.1%
Technology	15.1%
Telecommunications	2.2%
Utilities	9.0%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR864

Vanguard Morningstar Mid-Cap Index Fund
Institutional Plus Shares (VMCPX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Mid-Cap Index Fund (the "Fund") (formerly known as Vanguard Mid-Cap Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$224,020
Number of Portfolio Holdings	300
Portfolio Turnover Rate	12%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	2.2%
Consumer Discretionary	13.5%
Consumer Staples	4.9%
Energy	7.4%
Financials	12.6%
Health Care	6.5%
Industrials	21.2%
Real Estate	5.1%
Technology	15.1%
Telecommunications	2.2%
Utilities	9.0%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1859

Vanguard Morningstar Mid-Cap Growth Index Fund
Investor Shares (VMGIX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Mid-Cap Growth Index Fund (the "Fund") (formerly known as Vanguard Mid-Cap Growth Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.19%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$34,813
Number of Portfolio Holdings	126
Portfolio Turnover Rate	19%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	1.2%
Consumer Discretionary	15.8%
Consumer Staples	0.5%
Energy	2.0%
Financials	6.2%
Health Care	8.0%
Industrials	25.8%
Real Estate	4.2%
Technology	27.0%
Telecommunications	4.8%
Utilities	4.4%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR832

Vanguard Morningstar Mid-Cap Growth Index Fund
ETF Shares (VOT) NYSE Arca
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Mid-Cap Growth Index Fund (the "Fund") (formerly known as Vanguard Mid-Cap Growth Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$34,813
Number of Portfolio Holdings	126
Portfolio Turnover Rate	19%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	1.2%
Consumer Discretionary	15.8%
Consumer Staples	0.5%
Energy	2.0%
Financials	6.2%
Health Care	8.0%
Industrials	25.8%
Real Estate	4.2%
Technology	27.0%
Telecommunications	4.8%
Utilities	4.4%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR932

Vanguard Morningstar Mid-Cap Growth Index Fund
Admiral™ Shares (VMGMX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Mid-Cap Growth Index Fund (the "Fund") (formerly known as Vanguard Mid-Cap Growth Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$34,813
Number of Portfolio Holdings	126
Portfolio Turnover Rate	19%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	1.2%
Consumer Discretionary	15.8%
Consumer Staples	0.5%
Energy	2.0%
Financials	6.2%
Health Care	8.0%
Industrials	25.8%
Real Estate	4.2%
Technology	27.0%
Telecommunications	4.8%
Utilities	4.4%
Other Assets and Liabilities—Net	0.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5832

Vanguard Morningstar Mid-Cap Value Index Fund
Investor Shares (VMVIX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Mid-Cap Value Index Fund (the "Fund") (formerly known as Vanguard Mid-Cap Value Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.19%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$37,236
Number of Portfolio Holdings	182
Portfolio Turnover Rate	10%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	3.0%
Consumer Discretionary	11.6%
Consumer Staples	8.4%
Energy	11.7%
Financials	17.6%
Health Care	5.4%
Industrials	17.6%
Real Estate	5.7%
Technology	5.7%
Telecommunications	0.1%
Utilities	12.6%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR835

Vanguard Morningstar Mid-Cap Value Index Fund
ETF Shares (VOE) NYSE Arca
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Mid-Cap Value Index Fund (the "Fund") (formerly known as Vanguard Mid-Cap Value Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$37,236
Number of Portfolio Holdings	182
Portfolio Turnover Rate	10%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	3.0%
Consumer Discretionary	11.6%
Consumer Staples	8.4%
Energy	11.7%
Financials	17.6%
Health Care	5.4%
Industrials	17.6%
Real Estate	5.7%
Technology	5.7%
Telecommunications	0.1%
Utilities	12.6%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR935

Vanguard Morningstar Mid-Cap Value Index Fund
Admiral™ Shares (VMVAX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Mid-Cap Value Index Fund (the "Fund") (formerly known as Vanguard Mid-Cap Value Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$37,236
Number of Portfolio Holdings	182
Portfolio Turnover Rate	10%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	3.0%
Consumer Discretionary	11.6%
Consumer Staples	8.4%
Energy	11.7%
Financials	17.6%
Health Care	5.4%
Industrials	17.6%
Real Estate	5.7%
Technology	5.7%
Telecommunications	0.1%
Utilities	12.6%
Other Assets and Liabilities—Net	0.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5835

Vanguard Morningstar Small-Cap Index Fund
Investor Shares (NAESX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$9	0.17%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$188,249
Number of Portfolio Holdings	1,316
Portfolio Turnover Rate	11%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	4.7%
Consumer Discretionary	12.8%
Consumer Staples	3.1%
Energy	4.4%
Financials	12.3%
Health Care	12.3%
Industrials	22.6%
Real Estate	7.4%
Technology	15.3%
Telecommunications	1.5%
Utilities	3.6%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR48

Vanguard Morningstar Small-Cap Index Fund
ETF Shares (VB) NYSE Arca
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$188,249
Number of Portfolio Holdings	1,316
Portfolio Turnover Rate	11%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	4.7%
Consumer Discretionary	12.8%
Consumer Staples	3.1%
Energy	4.4%
Financials	12.3%
Health Care	12.3%
Industrials	22.6%
Real Estate	7.4%
Technology	15.3%
Telecommunications	1.5%
Utilities	3.6%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR969

Vanguard Morningstar Small-Cap Index Fund
Admiral™ Shares (VSMAX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.05%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$188,249
Number of Portfolio Holdings	1,316
Portfolio Turnover Rate	11%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	4.7%
Consumer Discretionary	12.8%
Consumer Staples	3.1%
Energy	4.4%
Financials	12.3%
Health Care	12.3%
Industrials	22.6%
Real Estate	7.4%
Technology	15.3%
Telecommunications	1.5%
Utilities	3.6%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR548

Vanguard Morningstar Small-Cap Index Fund
Institutional Shares (VSCIX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$188,249
Number of Portfolio Holdings	1,316
Portfolio Turnover Rate	11%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	4.7%
Consumer Discretionary	12.8%
Consumer Staples	3.1%
Energy	4.4%
Financials	12.3%
Health Care	12.3%
Industrials	22.6%
Real Estate	7.4%
Technology	15.3%
Telecommunications	1.5%
Utilities	3.6%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR857

Vanguard Morningstar Small-Cap Index Fund
Institutional Plus Shares (VSCPX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$188,249
Number of Portfolio Holdings	1,316
Portfolio Turnover Rate	11%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	4.7%
Consumer Discretionary	12.8%
Consumer Staples	3.1%
Energy	4.4%
Financials	12.3%
Health Care	12.3%
Industrials	22.6%
Real Estate	7.4%
Technology	15.3%
Telecommunications	1.5%
Utilities	3.6%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1861

Vanguard Morningstar Small-Cap Growth Index Fund
Investor Shares (VISGX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Growth Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Growth Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.19%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$47,007
Number of Portfolio Holdings	551
Portfolio Turnover Rate	18%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	4.4%
Consumer Discretionary	10.4%
Consumer Staples	2.3%
Energy	4.3%
Financials	4.7%
Health Care	17.7%
Industrials	24.4%
Real Estate	3.8%
Technology	24.1%
Telecommunications	2.3%
Utilities	1.6%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR861

Vanguard Morningstar Small-Cap Growth Index Fund
ETF Shares (VBK) NYSE Arca
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Growth Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Growth Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$47,007
Number of Portfolio Holdings	551
Portfolio Turnover Rate	18%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	4.4%
Consumer Discretionary	10.4%
Consumer Staples	2.3%
Energy	4.3%
Financials	4.7%
Health Care	17.7%
Industrials	24.4%
Real Estate	3.8%
Technology	24.1%
Telecommunications	2.3%
Utilities	1.6%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR938

Vanguard Morningstar Small-Cap Growth Index Fund
Admiral™ Shares (VSGAX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Growth Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Growth Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$47,007
Number of Portfolio Holdings	551
Portfolio Turnover Rate	18%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	4.4%
Consumer Discretionary	10.4%
Consumer Staples	2.3%
Energy	4.3%
Financials	4.7%
Health Care	17.7%
Industrials	24.4%
Real Estate	3.8%
Technology	24.1%
Telecommunications	2.3%
Utilities	1.6%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5861

Vanguard Morningstar Small-Cap Growth Index Fund
Institutional Shares (VSGIX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Growth Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Growth Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.05%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$47,007
Number of Portfolio Holdings	551
Portfolio Turnover Rate	18%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	4.4%
Consumer Discretionary	10.4%
Consumer Staples	2.3%
Energy	4.3%
Financials	4.7%
Health Care	17.7%
Industrials	24.4%
Real Estate	3.8%
Technology	24.1%
Telecommunications	2.3%
Utilities	1.6%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR866

Vanguard Morningstar Small-Cap Value Index Fund
Investor Shares (VISVX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Value Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Value Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.19%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$67,797
Number of Portfolio Holdings	844
Portfolio Turnover Rate	13%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	5.0%
Consumer Discretionary	14.6%
Consumer Staples	3.7%
Energy	4.5%
Financials	18.1%
Health Care	8.3%
Industrials	21.3%
Real Estate	10.1%
Technology	8.5%
Telecommunications	0.8%
Utilities	5.1%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR860

Vanguard Morningstar Small-Cap Value Index Fund
ETF Shares (VBR) NYSE Arca
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Value Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Value Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$67,797
Number of Portfolio Holdings	844
Portfolio Turnover Rate	13%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	5.0%
Consumer Discretionary	14.6%
Consumer Staples	3.7%
Energy	4.5%
Financials	18.1%
Health Care	8.3%
Industrials	21.3%
Real Estate	10.1%
Technology	8.5%
Telecommunications	0.8%
Utilities	5.1%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR937

Vanguard Morningstar Small-Cap Value Index Fund
Admiral™ Shares (VSIAX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Value Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Value Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$67,797
Number of Portfolio Holdings	844
Portfolio Turnover Rate	13%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	5.0%
Consumer Discretionary	14.6%
Consumer Staples	3.7%
Energy	4.5%
Financials	18.1%
Health Care	8.3%
Industrials	21.3%
Real Estate	10.1%
Technology	8.5%
Telecommunications	0.8%
Utilities	5.1%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR5860

Vanguard Morningstar Small-Cap Value Index Fund
Institutional Shares (VSIIX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Small-Cap Value Index Fund (the "Fund") (formerly known as Vanguard Small-Cap Value Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.05%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$67,797
Number of Portfolio Holdings	844
Portfolio Turnover Rate	13%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	5.0%
Consumer Discretionary	14.6%
Consumer Staples	3.7%
Energy	4.5%
Financials	18.1%
Health Care	8.3%
Industrials	21.3%
Real Estate	10.1%
Technology	8.5%
Telecommunications	0.8%
Utilities	5.1%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR865

Vanguard Morningstar Total Stock Market Index Fund
Investor Shares (VTSMX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Total Stock Market Index Fund (the "Fund") (formerly known as Vanguard Total Stock Market Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.07%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$2,298,312
Number of Portfolio Holdings	3,543
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	1.6%
Consumer Discretionary	12.3%
Consumer Staples	3.4%
Energy	3.2%
Financials	9.9%
Health Care	9.1%
Industrials	12.5%
Real Estate	2.2%
Technology	41.0%
Telecommunications	2.1%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR85

Vanguard Morningstar Total Stock Market Index Fund
ETF Shares (VTI) NYSE Arca
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Total Stock Market Index Fund (the "Fund") (formerly known as Vanguard Total Stock Market Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$2,298,312
Number of Portfolio Holdings	3,543
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	1.6%
Consumer Discretionary	12.3%
Consumer Staples	3.4%
Energy	3.2%
Financials	9.9%
Health Care	9.1%
Industrials	12.5%
Real Estate	2.2%
Technology	41.0%
Telecommunications	2.1%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR970

Vanguard Morningstar Total Stock Market Index Fund
Admiral™ Shares (VTSAX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Total Stock Market Index Fund (the "Fund") (formerly known as Vanguard Total Stock Market Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$2	0.04%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$2,298,312
Number of Portfolio Holdings	3,543
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	1.6%
Consumer Discretionary	12.3%
Consumer Staples	3.4%
Energy	3.2%
Financials	9.9%
Health Care	9.1%
Industrials	12.5%
Real Estate	2.2%
Technology	41.0%
Telecommunications	2.1%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR585

Vanguard Morningstar Total Stock Market Index Fund
Institutional Shares (VITSX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Total Stock Market Index Fund (the "Fund") (formerly known as Vanguard Total Stock Market Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$2	0.03%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$2,298,312
Number of Portfolio Holdings	3,543
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	1.6%
Consumer Discretionary	12.3%
Consumer Staples	3.4%
Energy	3.2%
Financials	9.9%
Health Care	9.1%
Industrials	12.5%
Real Estate	2.2%
Technology	41.0%
Telecommunications	2.1%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR855

Vanguard Morningstar Total Stock Market Index Fund
Institutional Plus Shares (VSMPX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Total Stock Market Index Fund (the "Fund") (formerly known as Vanguard Total Stock Market Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$2,298,312
Number of Portfolio Holdings	3,543
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	1.6%
Consumer Discretionary	12.3%
Consumer Staples	3.4%
Energy	3.2%
Financials	9.9%
Health Care	9.1%
Industrials	12.5%
Real Estate	2.2%
Technology	41.0%
Telecommunications	2.1%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1871

Vanguard Morningstar Total Stock Market Index Fund
Institutional Select Shares (VSTSX)
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Vanguard Morningstar Total Stock Market Index Fund (the "Fund") (formerly known as Vanguard Total Stock Market Index Fund) for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$1	0.01%[1]
[1]	Annualized.
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$2,298,312
Number of Portfolio Holdings	3,543
Portfolio Turnover Rate	2%
Portfolio Composition % of Net Assets (as of June 30, 2026)
Basic Materials	1.6%
Consumer Discretionary	12.3%
Consumer Staples	3.4%
Energy	3.2%
Financials	9.9%
Health Care	9.1%
Industrials	12.5%
Real Estate	2.2%
Technology	41.0%
Telecommunications	2.1%
Utilities	2.5%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
SR1785

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2026
Vanguard Extended Market Index Fund

Contents
Financial Statements	1

Extended Market Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.0%)
Communication Services (4.5%)
*,1	Space Exploration Technologies Corp. Class A	6,775,494	1,157,661
*	ROBLOX Corp. Class A	7,707,050	419,109
*,1	AST SpaceMobile Inc. Class A	2,982,521	265,027
*	Reddit Inc. Class A	1,498,725	260,149
*	Liberty Media Corp.-Liberty Formula One Class C	2,490,295	236,927
*	Roku Inc.	1,505,340	207,948
	New York Times Co. Class A	1,848,451	129,355
*	Pinterest Inc. Class A	5,522,738	116,143
	Match Group Inc.	2,675,324	101,796
*	Lumen Technologies Inc.	10,878,054	83,543
*	Madison Square Garden Sports Corp.	206,375	82,930
	Iridium Communications Inc.	1,212,640	66,513
	Sirius XM Holdings Inc.	2,163,051	63,897
	Nexstar Media Group Inc. Class A	329,233	58,798
	Versant Media Group Inc.	1,617,970	58,263
*	Snap Inc. Class A	12,403,351	55,071
*,1	Sphere Entertainment Co.	308,662	53,408
*	Globalstar Inc.	590,858	48,031
	Warner Music Group Corp. Class A	1,676,256	45,376
*	Liberty Broadband Corp. Class C	1,361,793	45,293
	Telephone & Data Systems Inc.	1,110,644	41,105
*	Lionsgate Studios Corp.	2,628,678	40,245
*	Madison Square Garden Entertainment Corp. Class A	464,324	37,559
	Cinemark Holdings Inc.	1,180,000	37,441
*	People Inc.	715,234	33,015
*	Liberty Media Corp.-Liberty Formula One Class A	363,123	31,788
*	Magnite Inc.	1,643,986	31,203
*	Cargurus Inc. Class A	870,994	29,692
*	Atlanta Braves Holdings Inc. Class C	543,664	28,216
	Uniti Group Inc.	2,089,146	23,962
*	Ziff Davis Inc.	422,498	22,126
*	Anterix Inc.	214,710	22,102
*	Bandwidth Inc. Class A	344,719	21,821
	John Wiley & Sons Inc. Class A	444,157	21,546
*	Liberty Global Ltd. Class C	1,914,536	21,060
*	TripAdvisor Inc.	1,331,987	18,262
*	Liberty Global Ltd. Class A	1,541,225	17,524
*	AMC Entertainment Holdings Inc. Class A	8,646,896	16,429
*	DoubleVerify Holdings Inc.	1,464,557	15,876
*	Yelp Inc. Class A	600,077	14,714
*,1	Trump Media & Technology Group Corp.	1,852,561	14,339
	IDT Corp. Class B	234,380	13,632
*	USA TODAY Co. Inc.	1,457,039	12,458
*,1	Liberty Latin America Ltd. Class C	1,296,166	10,097
	Entravision Communications Corp. Class A	743,059	9,689
*	QuinStreet Inc.	657,561	9,633
*,1	Stubhub Holdings Inc. Class A	726,557	9,351
*	Stagwell Inc. Class A	1,225,943	9,109
*	Clear Channel Outdoor Holdings Inc.	3,654,734	8,844
*	ZoomInfo Technologies Inc. Class A	2,979,587	8,730
	Scholastic Corp.	187,503	8,625
*,1	RUM Group Inc.	1,279,653	8,113
	Shenandoah Telecommunications Co.	535,048	8,068
*	Liberty Capital Corp. Class C	372,576	8,033
	Cogent Communications Holdings Inc.	547,494	7,599
*	EverQuote Inc. Class A	307,421	7,314
*	Grindr Inc.	491,071	7,057
	Sinclair Inc.	484,203	6,900
*	Cars.com Inc.	599,145	6,555
*,1	Atlanta Braves Holdings Inc. Class A	113,327	6,381
1

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Nextdoor Holdings Inc.	2,680,193	6,084
*	iHeartMedia Inc. Class A	1,401,012	6,010
	Marcus Corp.	255,888	6,003
*	Liberty Broadband Corp. Class A	180,308	6,001
	Array Digital Infrastructure Inc.	165,301	5,994
*	PubMatic Inc. Class A	415,566	5,452
*	NIQ Global Intelligence plc	577,007	5,395
*	MediaAlpha Inc. Class A	363,068	4,564
*,1	Ibotta Inc. Class A	133,151	4,548
*,1	Optimum Communications Inc. Class A	3,124,229	4,530
*	Starz Entertainment Corp.	150,360	4,339
	Shutterstock Inc.	303,615	4,235
*	Liberty Latin America Ltd. Class A	523,281	4,102
	National CineMedia Inc.	1,076,634	4,091
*,1	Angel Studios Inc. Class A	1,107,342	4,064
	Gray Media Inc.	1,010,660	4,012
*	Reservoir Media Inc.	397,582	3,932
*,1	AMC Global Media Inc.	375,699	3,749
*	Bumble Inc. Class A	1,071,546	3,429
*	Boston Omaha Corp. Class A	246,377	3,361
*,1	fuboTV Inc. Class A	332,852	3,062
	ATN International Inc.	112,319	2,975
*	Gogo Inc.	928,489	2,878
*	Cable One Inc.	52,844	2,807
*,1	Webtoon Entertainment Inc.	228,068	2,605
	Playtika Holding Corp.	695,361	2,587
*	ZipRecruiter Inc. Class A	682,025	2,558
	Spok Holdings Inc.	238,038	2,437
*	EW Scripps Co. Class A	857,369	2,375
*	Angi Inc. Class A	373,369	2,222
*	Advantage Solutions Inc.	50,549	2,186
*	MNTN Inc. Class A	214,608	1,974
*	DHI Group Inc.	424,027	1,573
*,1	Firy Inc. Class A	120,396	1,226
*	TechTarget Inc.	335,229	1,207
	Townsquare Media Inc. Class A	160,306	1,133
*,1	Freecast Inc. Class A	161,291	1,084
	CuriosityStream Inc.	381,521	1,015
*	LiveOne Inc.	139,031	890
*	Travelzoo	72,586	848
*,1	Lee Enterprises Inc.	89,940	806
*	Liberty Capital Corp.	36,521	800
	Emerald Holding Inc.	157,879	796
*,1	KORE Group Holdings Inc.	79,702	736
*	Fluent Inc.	182,080	679
[1]	John Wiley & Sons Inc. Class B	14,491	678
*	Marchex Inc. Class B	410,875	661
*	Meridian Holdings Inc.	43,755	609
*,1	Vivid Seats Inc. Class A	87,274	569
*	Cineverse Corp. Class A	188,942	561
*	Playstudios Inc.	1,032,764	515
*	Liftoff Mobile Inc.	21,327	512
*	IZEA Worldwide Inc.	134,468	498
	Saga Communications Inc. Class A	54,787	497
*	BuzzFeed Inc.	296,275	433
*,1	GameSquare Holdings Inc.	1,076,063	425
*	Gaia Inc. Class A	199,106	418
*	Kartoon Studios Inc.	539,084	383
*,1	Getty Images Holdings Inc.	440,452	379
*	comScore Inc.	50,544	373
*	Creative Realities Inc.	88,403	365
	Zedge Inc. Class B	110,171	342
*	PodcastOne Inc.	67,811	303
*	Cardlytics Inc.	63,471	285
*,1	Teads Holding Co.	330,223	253
*	Reading International Inc. Class A	186,737	239
*	Stran & Co. Inc.	94,091	210
*	Giftify Inc.	220,788	209
*	Beasley Broadcast Group Inc. Class A	7,917	208
*	Nomadar Corp. Class A	54,355	204
2

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	PSQ Holdings Inc. Class A	392,294	158
*	Liberty Global Ltd. Class B	12,195	155
*	Harte Hanks Inc.	69,145	149
*,1	Elauwit Connection Inc.	18,671	134
*	Intelligent Protection Management Corp.	68,550	119
*	SPAR Group Inc.	142,891	118
*,1	Eva Live Inc.	43,872	115
*	NextPlat Corp.	16,971	115
*,1	Motorsport Games Inc. Class A	28,111	112
*	Arena Group Holdings Inc.	128,397	107
*,1	Bloomia Holdings Inc.	29,185	105
*	Dolphin Entertainment Inc.	73,946	85
*,1	Gaxos.ai Inc.	64,603	76
*	Snail Inc. Class A	115,458	72
*	Mediaco Holding Inc. Class A	70,508	69
*	Moving Image Technologies Inc.	112,222	65
*	Brag House Holdings Inc.	16,488	58
*	SurgePays Inc.	148,927	54
*,1	System1 Inc.	20,063	46
*,1	iQSTEL Inc.	36,745	43
*	Urban One Inc.	7,178	33
*	Reading International Inc. Class B	3,598	31
*,1	Treasure Global Inc.	7,948	31
*,1	Hwh International Inc.	17,751	25
*,1	Direct Digital Holdings Inc. Class A	6,905	19
*,1	LQR House Inc.	200,114	16
*	Onfolio Holdings Inc.	50,002	14
*,1	Super League Enterprise Inc.	4,420	13
*	Urban One Inc. Class A	2,307	12
			4,411,083
Consumer Discretionary (9.3%)
*	Coupang Inc.	15,218,737	264,349
*	Burlington Stores Inc.	721,116	228,450
*	Flutter Entertainment plc	1,992,078	203,531
	Somnigroup International Inc.	2,413,888	189,249
	Toll Brothers Inc.	1,086,730	179,039
	Aramark	3,017,692	171,707
	Dick's Sporting Goods Inc.	756,089	171,489
*	Rivian Automotive Inc. Class A	9,663,828	167,667
	BorgWarner Inc.	2,353,773	156,291
	Texas Roadhouse Inc. Class A	754,360	145,765
*	DraftKings Inc. Class A	5,693,347	143,814
*,1	SharkNinja Inc.	812,029	123,648
	Service Corp. International	1,584,006	120,321
*	Wayfair Inc. Class A	1,274,085	117,751
*	Five Below Inc.	634,571	114,090
*	TopBuild Corp.	321,352	113,929
*	Dutch Bros Inc. Class A	1,464,144	105,140
*,1	GameStop Corp. Class A	4,734,213	104,531
	Murphy USA Inc.	192,927	103,963
	Autoliv Inc.	790,764	91,863
	Hyatt Hotels Corp. Class A	470,700	91,240
*	Cava Group Inc.	1,148,857	90,162
*	CarMax Inc.	1,629,064	86,161
*	Brinker International Inc.	492,220	82,693
*	Etsy Inc.	1,087,984	81,958
	Pool Corp.	367,955	79,074
	Lear Corp.	575,111	77,099
	LKQ Corp.	2,924,388	76,999
*	Taylor Morrison Home Corp. Class A	1,071,044	76,837
*	Victoria's Secret & Co.	911,405	76,084
	Lithia Motors Inc. Class A	261,479	75,957
*,1	Floor & Decor Holdings Inc. Class A	1,240,317	73,625
	Wyndham Hotels & Resorts Inc.	859,110	72,346
*	Life Time Group Holdings Inc.	1,762,595	71,984
	Macy's Inc.	3,026,120	71,265
*	Mohawk Industries Inc.	587,303	71,257
*	Caesars Entertainment Inc.	2,335,799	70,494
*	Crocs Inc.	570,491	68,824
3

Extended Market Index Fund
		Shares	Market Value• ($000)
	Churchill Downs Inc.	759,953	68,122
	Meritage Homes Corp.	764,739	64,123
	VF Corp.	3,773,454	62,941
	Brunswick Corp.	745,677	62,816
*	Frontdoor Inc.	806,091	62,545
	Gentex Corp.	2,444,516	61,773
	Installed Building Products Inc.	258,055	59,311
*	Valvoline Inc.	1,463,052	57,849
*	Boot Barn Holdings Inc.	348,153	57,191
*	Champion Homes Inc.	634,242	55,889
	Vail Resorts Inc.	409,007	55,686
	Boyd Gaming Corp.	629,181	55,576
	H&R Block Inc.	1,455,280	55,417
*	Cavco Industries Inc.	88,997	54,678
	Travel + Leisure Co.	714,684	54,623
	Wingstop Inc.	312,354	54,165
*	Liberty Live Holdings Inc. Class C	510,137	53,891
*	Ollie's Bargain Outlet Holdings Inc.	695,760	53,490
*	AutoNation Inc.	287,715	53,455
	Bath & Body Works Inc.	2,309,744	53,424
*	Duolingo Inc. Class A	461,546	53,087
*	Laureate Education Inc.	1,459,721	53,017
	Garrett Motion Inc.	1,457,866	52,818
*	Covista Inc.	390,261	48,650
	Kontoor Brands Inc.	583,294	48,612
*	Chewy Inc. Class A	2,445,921	48,062
	Gap Inc.	2,555,570	47,738
*	Planet Fitness Inc. Class A	907,659	47,353
*	M/I Homes Inc.	293,216	47,146
*	Mattel Inc.	3,331,707	46,244
*	Abercrombie & Fitch Co. Class A	513,052	46,180
	Thor Industries Inc.	603,407	45,352
	KB Home	718,461	44,968
	Graham Holdings Co. Class B	38,367	43,793
	Advance Auto Parts Inc.	692,091	43,062
*	YETI Holdings Inc.	868,764	43,056
*	Grand Canyon Education Inc.	300,434	42,995
*	Asbury Automotive Group Inc.	213,419	42,914
*	Bright Horizons Family Solutions Inc.	603,787	42,796
*	Dorman Products Inc.	311,870	42,555
	Polaris Inc.	619,347	42,388
	ADT Inc.	6,466,967	42,035
*	Urban Outfitters Inc.	589,194	41,750
	Cheesecake Factory Inc.	524,059	41,684
*,1	QuantumScape Corp. Class A	5,506,079	41,626
*	Stride Inc.	480,405	41,430
	Signet Jewelers Ltd.	459,552	39,613
	Group 1 Automotive Inc.	134,963	39,297
	PVH Corp.	528,253	39,228
	Penske Automotive Group Inc.	211,481	37,845
	Acushnet Holdings Corp.	315,844	37,437
*	Hilton Grand Vacations Inc.	687,990	36,030
*	Rush Street Interactive Inc. Class A	1,195,711	35,560
	Red Rock Resorts Inc. Class A	544,714	35,439
	Steven Madden Ltd.	837,914	35,276
*,1	Warby Parker Inc. Class A	1,156,603	35,091
	Phinia Inc.	424,151	34,937
	Academy Sports & Outdoors Inc.	739,767	34,865
*	Versigent plc	812,608	34,138
	Dana Inc.	1,247,199	33,936
	Patrick Industries Inc.	377,348	33,878
	OneSpaWorld Holdings Ltd.	1,164,581	32,888
	Marriott Vacations Worldwide Corp.	315,291	32,122
*	Penn Entertainment Inc.	1,458,304	31,149
*	Liberty Live Holdings Inc. Class A	304,055	30,789
	American Eagle Outfitters Inc.	1,786,164	30,722
	Visteon Corp.	306,221	30,380
	Newell Brands Inc.	4,885,463	29,997
	Harley-Davidson Inc.	1,205,247	29,480
	LCI Industries	278,241	29,460
4

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Callaway Golf Co.	1,566,735	29,439
[1]	Whirlpool Corp.	744,640	29,354
*	RH	177,794	29,288
*	Peloton Interactive Inc. Class A	4,778,597	28,242
*	Green Brick Partners Inc.	346,558	27,739
	Levi Strauss & Co. Class A	1,058,026	26,271
*	Shake Shack Inc. Class A	463,042	25,940
[1]	Choice Hotels International Inc.	232,610	25,650
*	Capri Holdings Ltd.	1,367,473	25,394
*	Six Flags Entertainment Corp.	1,173,637	24,998
*	Universal Technical Institute Inc.	581,379	24,866
	Kohl's Corp.	1,286,704	22,800
*	Goodyear Tire & Rubber Co.	3,307,191	21,827
	Perdoceo Education Corp.	675,985	21,632
	Century Communities Inc.	288,051	20,642
	Strategic Education Inc.	256,668	19,666
	La-Z-Boy Inc.	470,242	18,866
*	Figs Inc. Class A	1,821,842	18,637
*	Mobileye Global Inc. Class A	1,912,316	18,511
*	Sonos Inc.	1,366,837	18,493
	Leggett & Platt Inc.	1,575,034	18,444
	Dillard's Inc. Class A	34,640	18,304
	Monarch Casino & Resort Inc.	138,539	18,233
*	National Vision Holdings Inc.	923,571	17,557
	Carter's Inc.	424,239	17,462
	Columbia Sportswear Co.	275,994	17,062
*	Lincoln Educational Services Corp.	338,562	16,894
*	Adient plc	900,710	16,555
	Wolverine World Wide Inc.	941,987	15,571
*	Sally Beauty Holdings Inc.	1,095,439	15,490
[1]	Wendy's Co.	1,808,176	14,990
*	LGI Homes Inc.	234,511	14,934
*	Dauch Corp.	2,725,639	14,773
	Buckle Inc.	349,929	14,767
*	Lindblad Expeditions Holdings Inc.	520,039	14,686
*	BJ's Restaurants Inc.	241,340	14,658
	Winmark Corp.	34,266	14,497
*,1	Lucid Group Inc.	2,156,794	14,429
	G-III Apparel Group Ltd.	426,775	14,387
*,1	Under Armour Inc. Class C	2,311,926	14,380
*	Coursera Inc.	2,543,559	14,346
*	XPEL Inc.	288,348	14,302
	Papa John's International Inc.	380,687	13,998
*	RealReal Inc.	1,160,827	13,686
	Cracker Barrel Old Country Store Inc.	256,356	13,664
*	Pursuit Attractions & Hospitality Inc.	238,076	13,325
*	United Parks & Resorts Inc.	270,488	12,913
*	Global Business Travel Group I	1,372,987	12,892
	Upbound Group Inc.	606,123	12,862
	Sonic Automotive Inc. Class A	150,697	12,778
*	Gentherm Inc.	351,118	11,977
*	American Public Education Inc.	211,487	11,357
*	Revolve Group Inc. Class A	475,174	10,877
*,1	Sharplink Inc.	2,260,472	10,850
*	Sweetgreen Inc. Class A	1,228,297	10,821
	Winnebago Industries Inc.	322,205	10,066
*	Navan Inc. Class A	435,017	9,949
	Gold.com Inc.	236,765	9,852
	Matthews International Corp. Class A	357,762	9,631
*	GigaCloud Technology Inc. Class A	301,356	9,523
*	Sabre Corp.	4,545,139	9,499
*	Driven Brands Holdings Inc.	679,855	9,477
	Standard Motor Products Inc.	242,756	9,460
*	Pattern Group Inc. Class A	337,976	8,514
*	Accel Entertainment Inc. Class A	654,950	8,259
*	Fox Factory Holding Corp.	480,139	8,136
	Bloomin' Brands Inc.	889,568	8,131
*	MarineMax Inc.	221,224	8,101
*	Beazer Homes USA Inc.	288,071	8,080
*	Under Armour Inc. Class A	1,261,364	8,060
5

Extended Market Index Fund
		Shares	Market Value• ($000)
*	ThredUp Inc. Class A	1,167,661	7,998
*	Helen of Troy Ltd.	268,299	7,799
	Smith & Wesson Brands Inc.	510,663	7,680
*	Hovnanian Enterprises Inc. Class A	53,280	7,588
*	Target Hospitality Corp.	372,329	7,581
*,1	Groupon Inc.	311,574	7,496
	Arko Corp.	900,631	7,232
	Movado Group Inc.	180,767	7,106
	Carriage Services Inc. Class A	182,526	6,998
	Sturm Ruger & Co. Inc.	183,249	6,936
*	First Watch Restaurant Group Inc.	535,881	6,908
*,1	XMAX Inc.	729,112	6,628
*	Malibu Boats Inc. Class A	229,726	6,301
*,1	Kodiak AI Inc.	1,236,151	6,280
	Ethan Allen Interiors Inc.	265,873	5,940
	Monro Inc.	340,212	5,821
*	Stitch Fix Inc. Class A	1,394,331	5,731
*	Solid Power Inc.	2,205,652	5,713
	Camping World Holdings Inc. Class A	740,147	5,647
*	Cooper-Standard Holdings Inc.	208,030	5,627
	Oxford Industries Inc.	160,566	5,599
*	Dream Finders Homes Inc. Class A	321,656	5,552
[1]	Dine Brands Global Inc.	146,427	5,257
	Arhaus Inc. Class A	622,908	5,245
*	El Pollo Loco Holdings Inc.	308,838	5,238
*	Bed Bath & Beyond Inc.	852,069	4,933
	Caleres Inc.	389,284	4,815
*	Citi Trends Inc.	82,071	4,747
*	MasterCraft Boat Holdings Inc.	180,176	4,652
*,1	Serve Robotics Inc.	703,782	4,631
*	Kura Sushi USA Inc. Class A	75,078	4,321
*	Savers Value Village Inc.	422,691	4,265
	Build-A-Bear Workshop Inc.	132,461	4,055
*	Portillo's Inc. Class A	849,831	4,028
	Haverty Furniture Cos. Inc.	157,556	4,022
*	Strattec Security Corp.	49,334	4,018
*	Genesco Inc.	114,580	3,869
*	Krispy Kreme Inc.	1,082,949	3,823
*,1	Dave & Buster's Entertainment Inc.	317,044	3,614
	Rocky Brands Inc.	86,615	3,572
*	Bob's Discount Furniture Inc.	225,270	3,564
*	Jack in the Box Inc.	220,216	3,482
*	Latham Group Inc.	536,746	3,473
*	Motorcar Parts of America Inc.	217,142	3,327
*	Barnes & Noble Education Inc.	255,458	3,209
	Flexsteel Industries Inc.	42,877	3,193
	Shoe Station Group Inc.	212,749	3,155
	Johnson Outdoors Inc. Class A	68,466	3,152
*	Biglari Holdings Inc. Class B	7,329	3,122
*,1	EVgo Inc. Class A	1,626,546	3,107
	Nathan's Famous Inc.	30,263	3,075
*	Petco Health & Wellness Co. Inc. Class A	1,044,764	2,842
*	Zumiez Inc.	159,464	2,838
*	Outdoor Holding Co.	1,233,221	2,812
*	McGraw Hill Inc.	295,006	2,794
	Weyco Group Inc.	69,806	2,745
*,1	Eightco Holdings Inc.	3,945,078	2,744
	ARKO Petroleum Corp. Class A	144,599	2,726
*	Funko Inc. Class A	453,669	2,668
*	Legacy Housing Corp.	100,715	2,646
*	Fossil Group Inc.	636,168	2,634
*,1	Xponential Fitness Inc. Class A	380,634	2,634
	Cricut Inc. Class A	598,112	2,626
*	Lovesac Co.	155,950	2,603
	Designer Brands Inc. Class A	442,703	2,581
	JAKKS Pacific Inc.	104,961	2,443
*	Inspired Entertainment Inc.	280,549	2,315
*	Stoneridge Inc.	315,702	2,311
*,1	Enhanced Group Inc. Class A	786,780	2,258
*	Envela Corp.	76,590	2,212
6

Extended Market Index Fund
		Shares	Market Value• ($000)
	RCI Hospitality Holdings Inc.	80,613	2,202
	Hooker Furnishings Corp.	119,179	2,125
*	Black Rock Coffee Bar Inc. Class A	240,205	1,991
*	RideNow Group Inc. Class B	275,145	1,832
*,1	WW International Inc.	113,564	1,815
	Bassett Furniture Industries Inc.	99,257	1,759
*	OneWater Marine Inc. Class A	153,605	1,731
*	Holley Inc.	656,158	1,673
	Hamilton Beach Brands Holding Co. Class A	72,569	1,671
	Escalade Inc.	87,151	1,637
*	American Outdoor Brands Inc.	135,314	1,589
*	Smith Douglas Homes Corp. Class A	101,441	1,576
	Phoenix Education Partners Inc.	47,960	1,575
*	KinderCare Learning Cos. Inc.	367,988	1,564
	Superior Group of Cos. Inc.	117,741	1,545
*	Red Robin Gourmet Burgers Inc.	181,495	1,450
*,1	Biglari Holdings Inc. Class A	666	1,402
*	1stdibs.com Inc.	285,990	1,401
	J. Jill Inc.	80,789	1,282
*	Chegg Inc.	1,260,866	1,273
	Lifetime Brands Inc.	149,177	1,272
*	Lands' End Inc.	120,435	1,262
[1]	Lucky Strike Entertainment Corp.	166,483	1,245
[1]	Lakeland Industries Inc.	114,709	1,226
*	Venu Holding Corp.	535,255	1,215
*	Empery Digital Inc.	332,568	1,184
*,1	GoPro Inc. Class A	1,513,981	1,178
*	Legacy Education Inc.	98,803	1,162
	Clarus Corp.	365,149	1,150
*,1	Tilly's Inc. Class A	261,785	1,099
*,1	Bally's Corp.	75,391	1,034
*	Full House Resorts Inc.	368,885	1,029
*,1	1-800-Flowers.com Inc. Class A	291,421	1,014
*,1	Traeger Inc.	12,756	1,006
*	Playboy Inc.	798,260	974
*	Vera Bradley Inc.	249,120	969
*	GrowGeneration Corp.	595,482	881
*,1	Rent the Runway Inc. Class A	271,634	856
*,1	Faraday Future Intelligent Electric Inc. Class A	3,569,593	823
*,1	Tron Inc.	500,490	806
*	Regis Corp.	28,670	803
*	Unifi Inc.	167,918	798
*	Duluth Holdings Inc. Class B	169,018	757
*	Noodles & Co. Class A	48,798	730
*,1	Aureus Greenway Holdings Inc.	177,435	708
*	Leslie's Inc.	68,987	700
*,1	Nerdy Inc.	744,125	682
*,1	BARK Inc.	65,407	653
*	Universal Electronics Inc.	123,844	591
*	Sportsman's Warehouse Holdings Inc.	408,045	543
*	Grabagun Digital Holdings Inc.	233,692	533
*	ONE Group Hospitality Inc.	259,041	521
	Canterbury Park Holding Corp.	32,415	511
*	Cato Corp. Class A	156,803	508
*,1	Grove Collaborative Holdings Inc. Class A	388,642	486
*	CarParts.com Inc.	72,094	464
*	Torrid Holdings Inc.	244,522	457
*	PetMed Express Inc.	211,088	405
*	Rave Restaurant Group Inc.	120,675	395
*,1	Aptera Motors Corp. Class B	157,483	386
*	Culp Inc.	116,684	362
*	Destination XL Group Inc.	536,753	360
	Crown Crafts Inc.	126,391	359
*	Beachbody Co. Inc.	34,391	351
*,1	High Roller Technologies Inc.	59,089	350
*	Century Casinos Inc.	272,623	349
	Jerash Holdings US Inc.	70,348	338
*	Sypris Solutions Inc.	134,081	326
*,1	Envirotech Vehicles Inc.	191,471	326
*,1	Livewire Group Inc.	267,544	300
7

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Children's Place Inc.	88,813	271
*	Koss Corp.	67,462	271
	Flanigan's Enterprises Inc.	5,874	263
*,1	Smartbird Inc. Class A	63,531	254
*,1	America's Car-Mart Inc.	85,678	239
*	Vince Holding Corp.	31,244	223
*	Purple Innovation Inc. Class A	599,811	214
	AMCON Distributing Co.	2,535	189
*,1	Workhorse Group Inc.	60,511	186
	Brilliant Earth Group Inc. Class A	151,279	171
*	Ark Restaurants Corp.	26,556	156
*,1	Sports Entertainment Gaming Global Corp.	130,296	121
*,1	Worksport Ltd.	103,876	113
*	Live Ventures Inc.	10,817	104
*	NextBoat Inc.	43,512	100
	Tandy Leather Factory Inc.	40,447	94
*	Lulu's Fashion Lounge Holdings Inc.	11,651	93
*,1	All In FutureTech Alliance Inc.	38,000	85
*	Good Times Restaurants Inc.	58,017	82
*	GEN Restaurant Group Inc. Class A	41,738	82
*,1	Aterian Inc.	57,047	75
*	Educational Development Corp.	46,622	70
*,1	Digital Brands Group Inc.	86,985	65
*,1	XWELL Inc.	51,310	53
*	Xcel Brands Inc.	27,759	50
*	aka Brands Holding Corp.	4,550	49
*,1	FabricAI Inc.	12,242	45
*,1	Massimo Group	42,600	41
*	Amesite Inc.	30,201	40
*	Newton Golf Co. Inc.	44,732	38
*,1	Algorhythm Holdings Inc.	60,170	34
*	BT Brands Inc.	30,218	32
*	Yunhong Green CTI Ltd.	8,707	26
*,1	Cenntro Inc.	4,453	16
*	FLY-E Group Inc.	7,066	15
*	Emerson Radio Corp.	32,593	12
*	Vestand Inc. Class A	49,140	11
*	Greenlane Holdings Inc. Class A	1,282	3
*	Twin Vee PowerCats Co.	315	2
*,2	Amergent Hospitality Group Inc.	19,975	—
*,2	Lazydays Holdings Inc.	46,891	—
*,2	Bowl America Inc.	505	—
*,1	KIDZ AI Inc. Class B	269	—
			9,074,268
Consumer Staples (2.4%)
*	US Foods Holding Corp.	2,527,697	258,457
*	Performance Food Group Co.	1,803,092	201,568
*	BJ's Wholesale Club Holdings Inc.	1,465,949	127,860
	Coca-Cola Consolidated Inc.	648,517	123,815
*	Darling Ingredients Inc.	1,823,672	99,609
*	Sprouts Farmers Market Inc.	1,078,618	91,229
*	Maplebear Inc.	1,886,887	89,344
	Conagra Brands Inc.	5,483,457	73,807
	Primo Brands Corp. Class A	2,832,545	69,227
	Ingredion Inc.	723,949	68,565
	Lamb Weston Holdings Inc.	1,583,284	68,366
	PriceSmart Inc.	290,494	56,745
	Albertsons Cos. Inc. Class A	4,085,008	55,270
*,1	Celsius Holdings Inc.	1,817,888	53,228
[1]	Campbell's Co.	2,257,608	50,277
*,1	elf Beauty Inc.	677,785	50,156
	Cal-Maine Foods Inc.	511,309	41,191
*	Post Holdings Inc.	456,965	40,332
*	Chefs' Warehouse Inc.	416,377	40,014
	WD-40 Co.	154,484	37,638
*	Freshpet Inc.	564,142	33,352
*	Vita Coco Co. Inc.	504,077	33,340
*	United Natural Foods Inc.	696,501	31,809
	Marzetti Co.	232,654	26,560
8

Extended Market Index Fund
		Shares	Market Value• ($000)
	Andersons Inc.	386,738	26,453
	Interparfums Inc.	209,978	23,488
	Spectrum Brands Holdings Inc.	266,184	22,825
	Flowers Foods Inc.	2,428,386	19,184
	Turning Point Brands Inc.	222,251	18,849
*	BellRing Brands Inc.	1,334,217	17,265
	Reynolds Consumer Products Inc.	624,453	16,767
*	Central Garden & Pet Co. Class A	427,459	16,573
*	Herbalife Ltd.	1,189,647	15,644
*	Boston Beer Co. Inc. Class A	85,882	15,204
	Universal Corp.	287,103	14,978
	Energizer Holdings Inc.	696,652	14,936
	Edgewell Personal Care Co.	531,525	14,277
	Pilgrim's Pride Corp.	490,750	13,795
	Ingles Markets Inc. Class A	155,419	13,767
	Seaboard Corp.	2,965	13,237
*	Simply Good Foods Co.	959,070	12,736
	J & J Snack Foods Corp.	172,557	12,674
	Oil-Dri Corp. of America	118,192	12,080
*	Grocery Outlet Holding Corp.	1,128,774	11,265
	Del Monte Corp.	376,648	10,512
*,1	Central Garden & Pet Co.	233,741	10,364
	Tootsie Roll Industries Inc.	232,301	9,187
*	Coty Inc. Class A	4,237,124	9,152
	John B Sanfilippo & Son Inc.	103,781	8,924
	Weis Markets Inc.	108,136	8,468
*	National Beverage Corp.	271,264	8,463
*	Mission Produce Inc.	677,584	7,989
*	Mama's Creations Inc.	437,859	7,816
*	Seneca Foods Corp. Class A	44,362	7,716
	Utz Brands Inc.	923,073	7,108
*,1	Vital Farms Inc.	410,594	4,775
	Village Super Market Inc. Class A	106,055	4,473
*,1	Beyond Meat Inc.	5,919,924	4,440
*	Honest Co. Inc.	1,126,807	4,124
	B&G Foods Inc.	953,024	3,793
	Natural Grocers by Vitamin Cottage Inc.	121,827	3,779
*	Nature's Sunshine Products Inc.	169,599	3,697
*,1	Westrock Coffee Co.	443,529	3,597
*,1	Yesway Inc. Class A	168,877	3,428
*	Olaplex Holdings Inc.	1,464,240	3,002
	Nu Skin Enterprises Inc. Class A	562,165	2,968
	Alico Inc.	69,190	2,862
	MGP Ingredients Inc.	159,959	2,802
*,1	Once Upon a Farm PBC	132,839	2,721
*	USANA Health Sciences Inc.	124,681	2,662
*	Seneca Foods Corp. Class B	14,819	2,573
	Limoneira Co.	192,133	2,523
*	Lifeway Foods Inc.	70,810	2,113
*	Niagen Bioscience Inc.	629,411	2,008
*	Medifast Inc.	115,543	1,226
*,1	BRC Inc. Class A	1,097,055	1,218
*,1	Suja Life Inc. Class A	104,399	1,061
*,1	SOW GOOD Inc.	226,970	946
[1]	Lifevantage Corp.	110,659	691
*	HF Foods Group Inc.	487,277	687
*,1	SkinHealth Systems Inc.	925,221	641
*,1,2	SRX Global Inc.	6,969,151	632
*	Zevia PBC Class A	376,270	613
*	Hain Celestial Group Inc.	1,020,943	572
*	BranchOut Food Inc.	113,558	522
*,1	Upexi Inc.	586,729	460
*	FitLife Brands Inc.	41,411	456
*	Laird Superfood Inc.	86,074	405
*,1	Buda Juice Inc.	33,370	284
	United-Guardian Inc.	36,009	257
*,1	AXIL Brands Inc.	37,842	254
*	Ispire Technology Inc.	197,724	221
	Coffee Holding Co. Inc.	58,109	194
*	Barfresh Food Group Inc.	83,372	167
9

Extended Market Index Fund
		Shares	Market Value• ($000)
	Natural Health Trends Corp.	76,604	136
*	Willamette Valley Vineyards Inc.	49,723	125
*	Natural Alternatives International Inc.	51,835	124
*	Reed's Inc.	82,227	104
*	Bridgford Foods Corp.	14,640	95
*	Local Bounti Corp.	61,648	80
*,1	Bonk Inc.	46,392	71
*	Rocky Mountain Chocolate Factory Inc.	66,950	60
*,1	Mangoceuticals Inc.	123,041	47
*,1	Amaze Holdings Inc.	334,305	43
*	Mannatech Inc.	7,400	39
*	Reborn Coffee Inc.	22,709	34
*	Caring Brands Inc.	26,155	32
*	PMGC Holdings Inc.	16,672	20
*,1	Healthy Choice Wellness Corp. Class A	91,961	18
*,1	IP Strategy Holdings Inc.	5,076	12
*	Synergy CHC Corp.	38,909	8
*	Arcadia Biosciences Inc.	9,644	7
*,1	Nocera Inc.	71,682	7
*,1	Sadot Group Inc.	153	5
*,1	Splash Beverage Group Inc.	10,934	2
*	Maison Solutions Inc. Class A	1,129	1
			2,318,372
Energy (4.2%)
	Cheniere Energy Inc.	2,401,706	574,032
	TechnipFMC plc	4,575,474	303,354
	DT Midstream Inc.	1,170,798	171,803
	Ovintiv Inc.	3,161,322	166,444
	Permian Resources Corp. Class A	9,034,373	166,323
	HF Sinclair Corp.	1,758,538	122,482
*	Antero Resources Corp.	3,378,767	118,730
	Range Resources Corp.	2,704,966	100,598
	Viper Energy Inc. Class A	2,228,913	94,506
	Antero Midstream Corp.	3,816,901	86,835
	Kodiak Gas Services Inc.	1,123,547	84,412
	Archrock Inc.	2,011,998	81,908
	NOV Inc.	4,119,885	76,424
	Chord Energy Corp.	646,280	73,870
	SM Energy Co.	2,612,093	68,176
	Weatherford International plc	825,524	67,280
	Matador Resources Co.	1,340,343	66,722
	Venture Global Inc. Class A	5,914,741	65,831
*	Uranium Energy Corp.	5,627,782	59,992
*	Transocean Ltd.	11,526,951	56,367
*	CNX Resources Corp.	1,624,074	55,105
	Noble Corp. plc	1,447,222	53,981
*	Valaris Ltd.	739,453	53,684
	Solaris Energy Infrastructure Inc. Class A	629,528	50,652
	Murphy Oil Corp.	1,545,423	50,319
	Liberty Energy Inc. Class A	1,873,488	49,067
	California Resources Corp.	896,355	47,390
*	Oceaneering International Inc.	1,143,843	46,349
	Core Natural Resources Inc.	578,038	46,255
	PBF Energy Inc. Class A	963,889	43,876
	Cactus Inc. Class A	796,067	40,783
	Helmerich & Payne Inc.	1,145,477	37,503
	Magnolia Oil & Gas Corp. Class A	1,438,454	36,796
*,1	Centrus Energy Corp. Class A	217,374	36,491
	Patterson-UTI Energy Inc.	3,963,085	36,381
	Delek US Holdings Inc.	704,509	35,796
	International Seaways Inc.	465,866	35,681
*	Tidewater Inc.	530,370	35,339
	Peabody Energy Corp.	1,396,345	32,283
*	Par Pacific Holdings Inc.	574,799	32,235
	Kinetik Holdings Inc. Class A	599,940	29,001
*	Gulfport Energy Corp.	166,603	28,273
	Crescent Energy Co. Class A	2,802,156	27,517
*	Seadrill Ltd.	717,246	27,126
	Select Water Solutions Inc. Class A	1,354,624	27,065
10

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Calumet Inc.	739,573	26,639
	Northern Oil & Gas Inc.	1,202,430	21,824
*	National Energy Services Reunited Corp.	682,024	20,413
	World Kinect Corp.	589,281	19,411
*	Talos Energy Inc.	1,420,837	18,343
*	TETRA Technologies Inc.	1,557,308	17,644
*	Expro Group Holdings NV	1,160,193	17,136
*	ProPetro Holding Corp.	1,125,116	16,134
[1]	Atlas Energy Solutions Inc.	894,220	14,853
	Dorian LPG Ltd.	421,230	14,650
*	REX American Resources Corp.	324,231	14,639
*	Kosmos Energy Ltd.	6,812,762	14,375
*	Nabors Industries Ltd.	169,781	14,263
*	Helix Energy Solutions Group Inc.	1,578,112	13,793
*	Comstock Resources Inc.	910,276	13,581
*	Green Plains Inc.	802,691	12,345
	Bristow Group Inc. Class A	298,217	12,322
*,1	NextDecade Corp.	1,615,911	12,184
*	BKV Corp.	428,279	11,718
*	Innovex International Inc.	442,335	10,970
	Excelerate Energy Inc. Class A	273,737	10,399
	CVR Energy Inc.	346,009	9,529
	Diversified Energy Co.	664,462	9,209
[1]	Flowco Holdings Inc. Class A	399,578	8,527
*,1	New Era Energy & Digital Inc.	1,023,707	6,531
*	Forum Energy Technologies Inc.	129,435	6,502
	Core Laboratories Inc.	528,872	6,161
	VAALCO Energy Inc.	1,189,959	6,045
	RPC Inc.	1,024,441	5,972
*,1	Ur-Energy Inc.	4,194,966	5,705
[1]	Vitesse Energy Inc.	351,877	5,549
	Natural Gas Services Group Inc.	125,618	5,419
*	Oil States International Inc.	641,540	5,139
	SandRidge Energy Inc.	371,692	5,092
*,1	Sable Offshore Corp.	1,505,592	4,637
*	Clean Energy Fuels Corp.	2,061,328	4,226
*,1	Gevo Inc.	2,805,560	4,208
	Riley Exploration Permian Inc.	113,864	3,753
*	Comstock Inc.	880,591	3,663
	W&T Offshore Inc.	1,155,655	3,640
*	Summit Midstream Corp.	120,808	3,441
*	Lightbridge Corp.	385,926	3,392
	Granite Ridge Resources Inc.	737,712	3,253
	Energy Services of America Corp.	160,738	3,109
	Ranger Energy Services Inc. Class A	175,992	2,818
*	Infinity Natural Resources Inc. Class A	218,576	2,776
	NACCO Industries Inc. Class A	50,921	2,549
*	HMH Holding Inc. Class A	132,308	2,479
*,1	Nine Energy Service Inc.	160,138	2,083
*,1	American Resources Corp.	963,960	2,073
*	Ring Energy Inc.	1,786,069	1,929
[1]	HighPeak Energy Inc.	268,277	1,875
*	SEACOR Marine Holdings Inc.	234,156	1,791
[1]	Presidio Production Co. Class A	144,419	1,756
	Smart Sand Inc.	339,906	1,703
	Epsilon Energy Ltd.	306,173	1,656
*	Amplify Energy Corp.	404,685	1,611
*,1	Eagle Nuclear Energy Corp.	166,201	1,597
*	ProFrac Holding Corp. Class A	245,016	1,424
	FutureFuel Corp.	301,784	1,364
*	Aemetis Inc.	809,269	1,327
	Evolution Petroleum Corp.	340,876	1,254
*	PrimeEnergy Resources Corp.	7,341	1,225
*	DMC Global Inc.	189,350	1,100
*	Geospace Technologies Corp.	145,758	987
*	Mammoth Energy Services Inc.	270,943	881
*,1	Greenland Energy Co.	388,972	856
*,1	Empire Petroleum Corp.	276,241	740
*,1	Prairie Operating Co.	922,432	666
*	WhiteHawk Minerals Corp. Class A	21,417	596
11

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	OPAL Fuels Inc. Class A	246,318	542
*	KLX Energy Services Holdings Inc.	196,555	507
*,1	New Fortress Energy Inc. Class A	1,397,417	507
*	Big Sky Industrial Inc.	435,240	479
*,1	MIND Technology Inc.	98,175	463
*,1	Dawson Geophysical Co.	72,905	433
*	NCS Multistage Holdings Inc.	9,320	411
*	Drilling Tools International Corp.	173,852	336
*,1	NextNRG Inc.	700,161	245
*	PEDEVCO Corp.	17,060	230
*,1	EON Resources Inc.	493,269	218
*,1	Battalion Oil Corp.	153,412	201
*	Stabilis Solutions Inc.	44,243	179
*,1	Sky Quarry Inc.	32,729	120
	Mexco Energy Corp.	12,016	90
*,1	Trio Petroleum Corp.	233,661	72
*	Barnwell Industries Inc.	55,586	56
*,1	Abundia Global Impact Group Inc.	45,858	45
*	Verde Clean Fuels Inc.	35,932	37
*,1	Clean Energy Technologies Inc.	42,360	36
*,1	XCF Global Inc. Class A	44,799	20
*,1,2	Next Bridge Hydrocarbons Inc.	902,467	—
			4,097,718
Financials (14.8%)
*	Markel Group Inc.	143,611	280,474
*	Affirm Holdings Inc. Class A	3,377,793	275,459
*	SoFi Technologies Inc.	14,718,744	263,907
	LPL Financial Holdings Inc.	917,868	258,545
	First Citizens BancShares Inc. Class A	106,678	221,974
	East West Bancorp Inc.	1,572,273	202,965
	Annaly Capital Management Inc.	8,411,737	188,086
*	Rocket Cos. Inc. Class A	11,250,927	177,202
	Pinnacle Financial Partners Inc.	1,726,088	174,128
	Reinsurance Group of America Inc.	752,072	159,928
	RenaissanceRe Holdings Ltd.	489,354	155,076
	Evercore Inc. Class A	443,909	151,568
	Unum Group	1,684,428	150,588
*	Toast Inc. Class A	5,388,669	149,913
	Ally Financial Inc.	3,200,305	147,054
[1]	AGNC Investment Corp.	13,172,525	143,581
	Webster Financial Corp.	1,860,055	142,145
	Equitable Holdings Inc.	3,230,157	141,739
	First Horizon Corp.	5,449,343	139,721
	Fidelity National Financial Inc.	2,903,542	136,931
	Tradeweb Markets Inc. Class A	1,331,699	132,717
	Carlyle Group Inc.	2,974,349	125,250
	Wintrust Financial Corp.	774,153	124,422
	Stifel Financial Corp.	1,760,911	122,859
	Popular Inc.	740,551	121,584
	UMB Financial Corp.	819,530	116,996
	Zions Bancorp NA	1,688,266	116,811
	SouthState Bank Corp.	1,120,967	111,985
	Cullen/Frost Bankers Inc.	721,160	111,434
	American Financial Group Inc.	791,687	110,789
	Columbia Banking System Inc.	3,321,294	106,447
	Old Republic International Corp.	2,572,180	105,254
	Affiliated Managers Group Inc.	302,695	102,432
	Old National Bancorp	3,946,496	102,214
	Primerica Inc.	358,022	101,750
	Western Alliance Bancorp	1,174,050	96,507
*	StoneX Group Inc.	809,416	95,916
	FirstCash Holdings Inc.	442,621	95,748
	Voya Financial Inc.	1,038,798	94,042
	Jefferies Financial Group Inc.	1,876,795	93,802
	SEI Investments Co.	1,049,519	92,053
	Axis Capital Holdings Ltd.	844,961	90,783
	Commerce Bancshares Inc.	1,557,320	89,935
	Hanover Insurance Group Inc.	401,744	86,021
	Prosperity Bancshares Inc.	1,158,060	84,573
12

Extended Market Index Fund
		Shares	Market Value• ($000)
	Houlihan Lokey Inc. Class A	622,442	83,488
	Kinsale Capital Group Inc.	251,377	82,907
	Jackson Financial Inc. Class A	800,343	81,947
	OneMain Holdings Inc.	1,326,150	80,855
	First American Financial Corp.	1,169,426	80,211
	Valley National Bancorp	5,465,915	80,076
	Corebridge Financial Inc.	2,774,676	79,439
	FNB Corp.	4,086,181	77,964
	Glacier Bancorp Inc.	1,477,703	76,220
	Janus Henderson Group plc	1,413,278	73,420
	United Bankshares Inc.	1,577,770	72,309
*	Oscar Health Inc. Class A	2,534,194	72,275
	Hancock Whitney Corp.	931,573	69,607
	Atlantic Union Bankshares Corp.	1,642,298	69,486
	Lincoln National Corp.	1,953,165	69,044
*	Enova International Inc.	285,488	68,726
	MGIC Investment Corp.	2,422,509	68,315
	Essent Group Ltd.	1,055,597	67,854
	Selective Insurance Group Inc.	686,995	66,645
[1]	Starwood Property Trust Inc.	4,000,784	65,533
	Ameris Bancorp	723,636	65,315
	Blue Owl Capital Inc. Class A	7,368,068	64,471
*	Axos Financial Inc.	652,159	63,514
	TPG Inc. Class A	1,552,935	62,971
	RLI Corp.	1,055,584	62,353
	Home BancShares Inc.	2,151,468	61,424
	Bank OZK	1,178,192	61,372
	Rithm Capital Corp.	6,408,045	60,172
*,1	Galaxy Digital Inc. Class A	2,200,095	60,151
	White Mountains Insurance Group Ltd.	28,068	58,196
	Associated Banc-Corp	1,873,091	57,635
	Radian Group Inc.	1,525,526	57,467
	HA Sustainable Infrastructure Capital Inc.	1,466,424	57,264
	Piper Sandler Cos.	775,925	56,130
	SLM Corp.	2,162,271	56,089
*,1	WEX Inc.	397,500	56,083
	Virtu Financial Inc. Class A	938,483	55,905
	Moelis & Co. Class A	852,727	55,785
	CNO Financial Group Inc.	1,070,456	54,572
	Eastern Bankshares Inc.	2,438,249	54,227
[1]	Lazard Inc.	1,280,719	53,713
	Fulton Financial Corp.	2,164,455	52,358
	First Financial Bankshares Inc.	1,495,303	51,737
	Texas Capital Bancshares Inc.	500,698	51,702
	Flagstar Bank NA	3,441,685	51,419
	Bread Financial Holdings Inc.	463,010	50,167
	ServisFirst Bancshares Inc.	576,738	50,032
	Ryan Specialty Holdings Inc. Class A	1,308,245	49,399
*	Lemonade Inc.	749,035	48,725
	United Community Banks Inc.	1,370,175	48,079
	Cathay General Bancorp	767,888	47,601
	International Bancshares Corp.	620,584	47,133
	Independent Bank Corp.	553,819	46,366
	MarketAxess Holdings Inc.	407,526	46,250
	Federated Hermes Inc. Class B	830,851	45,880
	First Bancorp	1,758,501	45,844
	WSFS Financial Corp.	596,354	45,758
	BGC Group Inc. Class A	4,240,281	45,329
	Renasant Corp.	1,057,431	44,983
[1]	PJT Partners Inc. Class A	296,734	44,789
	Victory Capital Holdings Inc. Class A	530,385	44,584
*	Remitly Global Inc.	1,979,318	44,356
*	Dave Inc.	118,969	44,327
	CVB Financial Corp.	1,920,916	43,317
	WesBanco Inc.	1,101,128	42,977
*,1	Credit Acceptance Corp.	67,153	42,759
*	Genworth Financial Inc. Class A	4,389,310	41,567
*	Brighthouse Financial Inc.	656,473	41,555
	First Hawaiian Inc.	1,391,922	40,783
	Community Financial System Inc.	601,830	40,395
13

Extended Market Index Fund
		Shares	Market Value• ($000)
	BankUnited Inc.	833,298	40,373
	First Financial Bancorp	1,190,750	40,283
	Morningstar Inc.	253,193	39,503
*	Palomar Holdings Inc.	304,469	38,482
	Assured Guaranty Ltd.	476,766	38,218
	Simmons First National Corp. Class A	1,666,140	37,738
	First Interstate BancSystem Inc. Class A	966,573	37,271
	Nicolet Bankshares Inc.	224,388	37,112
	Bank of Hawaii Corp.	453,871	36,986
	Hamilton Lane Inc. Class A	469,025	36,973
*	NCR Atleos Corp.	846,770	36,758
	Seacoast Banking Corp. of Florida	1,102,871	36,670
*	NMI Holdings Inc. Class A	872,132	35,836
	Towne Bank	984,242	35,669
	Provident Financial Services Inc.	1,490,265	35,230
	StepStone Group Inc. Class A	846,620	35,016
*,1	Upstart Holdings Inc.	967,149	34,266
	BOK Financial Corp.	244,376	33,939
	Park National Corp.	184,922	33,839
*,1	Sezzle Inc.	192,920	33,111
*,1	Shift4 Payments Inc. Class A	673,728	32,770
	Mercury General Corp.	305,178	32,538
	WaFd Inc.	847,257	32,509
	Dynex Capital Inc.	2,460,762	32,261
	Banc of California Inc.	1,565,259	31,978
	First Merchants Corp.	707,832	30,925
	Trustmark Corp.	670,301	30,841
	Blackstone Mortgage Trust Inc. Class A	1,791,892	30,373
	First Bancorp (XNGS)	474,394	30,328
	DigitalBridge Group Inc.	1,908,208	30,112
*	Bancorp Inc.	477,940	29,938
*	Euronet Worldwide Inc.	406,244	29,733
	NBT Bancorp Inc.	596,541	29,451
	Beacon Financial Corp.	961,432	29,276
	PennyMac Financial Services Inc.	333,436	29,042
*	SiriusPoint Ltd.	1,200,702	28,817
	First Busey Corp.	968,485	28,570
*	Customers Bancorp Inc.	360,698	28,531
	Artisan Partners Asset Management Inc. Class A	816,469	28,193
	Enterprise Financial Services Corp.	419,458	27,634
	Western Union Co.	3,584,165	27,598
*	Happen Inc.	1,324,919	27,479
	BancFirst Corp.	239,199	26,582
	Banner Corp.	389,555	25,882
	FB Financial Corp.	460,913	25,512
	Northwest Bancshares Inc.	1,675,062	25,394
*	Skyward Specialty Insurance Group Inc.	433,706	25,307
[1]	ARMOUR Residential REIT Inc.	1,422,565	24,824
	WisdomTree Inc.	1,443,606	24,455
*	Baldwin Insurance Group Inc. Class A	917,201	24,379
	Cohen & Steers Inc.	317,826	24,199
	Stock Yards Bancorp Inc.	315,895	24,156
	Horace Mann Educators Corp.	463,636	23,947
	OFG Bancorp	484,644	23,781
	First Commonwealth Financial Corp.	1,158,524	23,553
*	EZCORP Inc. Class A	670,857	23,192
	Stewart Information Services Corp.	348,710	23,022
*	Encore Capital Group Inc.	246,028	22,952
	National Bank Holdings Corp. Class A	513,849	22,830
*	Flywire Corp.	1,274,586	22,394
*	Payoneer Global Inc.	3,115,073	22,179
	Acadian Asset Management Inc.	301,940	21,595
	Walker & Dunlop Inc.	392,790	21,486
	PROG Holdings Inc.	460,820	21,479
	City Holding Co.	161,678	21,445
	Nelnet Inc. Class A	159,913	21,321
	Federal Agricultural Mortgage Corp. Class C	106,574	21,237
	HCI Group Inc.	121,149	21,231
	Pathward Financial Inc.	242,318	21,096
	Stellar Bancorp Inc.	524,449	20,621
14

Extended Market Index Fund
		Shares	Market Value• ($000)
	German American Bancorp Inc.	432,066	20,506
	S&T Bancorp Inc.	412,328	20,237
	Hope Bancorp Inc.	1,467,814	20,080
*	Triumph Financial Inc.	259,841	19,828
*,1	Twenty One Capital Inc. Class A	3,983,524	19,718
	TriCo Bancshares	365,870	19,702
	EVERTEC Inc.	707,952	19,667
	Ellington Financial Inc.	1,434,942	19,530
	OceanFirst Financial Corp.	988,416	19,304
	ConnectOne Bancorp Inc.	576,271	19,270
	Dime Commercial Bancshares Inc.	469,532	19,086
	QCR Holdings Inc.	189,136	18,412
	Hilltop Holdings Inc.	468,733	18,177
	Kemper Corp.	673,064	18,146
	Lakeland Financial Corp.	286,932	17,709
	Bank First Corp.	116,741	17,319
*	Marqeta Inc. Class A	4,216,104	17,117
	Origin Bancorp Inc.	333,532	17,060
	Merchants Bancorp	337,320	16,866
	1st Source Corp.	206,679	16,861
	Live Oak Bancshares Inc.	409,807	16,736
[1]	Orchid Island Capital Inc.	2,310,913	16,107
*	Paymentus Holdings Inc. Class A	658,550	15,911
	Westamerica Bancorp	268,995	15,782
	Peoples Bancorp Inc.	408,764	15,701
	Apollo Commercial Real Estate Finance Inc.	1,423,716	15,205
	Two Harbors Investment Corp.	1,209,458	15,009
	Enact Holdings Inc.	320,636	14,656
	Byline Bancorp Inc.	374,644	14,109
	Heritage Financial Corp.	476,286	14,108
	Univest Financial Corp.	319,911	13,996
	Burke & Herbert Financial Services Corp.	193,321	13,892
	Old Second Bancorp Inc.	593,213	13,834
	Tompkins Financial Corp.	145,619	13,764
*	Miami International Holdings Inc.	369,891	13,745
	Preferred Bank	126,546	13,447
	First Mid Bancshares Inc.	279,425	13,438
[1]	United Fire Group Inc.	252,770	13,255
*	Goosehead Insurance Inc. Class A	272,921	13,237
	Perella Weinberg Partners Class A	817,069	13,040
	Chimera Investment Corp.	963,639	12,855
	Community Trust Bancorp Inc.	176,030	12,738
	Metropolitan Bank Holding Corp.	128,813	12,722
	Safety Insurance Group Inc.	169,794	12,711
	Ladder Capital Corp.	1,265,889	12,596
	CNA Financial Corp.	249,125	12,110
*	Donnelley Financial Solutions Inc.	287,426	12,058
[1]	Arbor Realty Trust Inc.	2,213,035	11,995
	Universal Insurance Holdings Inc.	288,900	11,949
	Horizon Bancorp Inc.	595,832	11,905
[1]	Central BanCo Inc. Class A	387,537	11,773
*	Firstsun Capital Bancorp	300,575	11,656
*	Coastal Financial Corp.	150,069	11,632
	Business First Bancshares Inc.	377,082	11,588
*	Figure Technology Solutions Inc. Class A	374,986	11,516
	Central Pacific Financial Corp.	300,892	11,494
	Mercantile Bank Corp.	198,999	11,427
	Capitol Federal Financial Inc.	1,341,990	11,420
	CNB Financial Corp.	338,026	11,395
	Southside Bancshares Inc.	323,022	11,367
	MFA Financial Inc.	1,168,921	11,327
	F&G Annuities & Life Inc.	425,904	11,325
	PennyMac Mortgage Investment Trust	1,003,005	11,314
	Amalgamated Financial Corp.	244,567	11,226
	Hanmi Financial Corp.	341,287	11,058
	Northeast Bank	83,307	11,041
	TrustCo Bank Corp.	200,351	11,001
	Amerant Bancorp Inc. Class A	426,596	10,887
	First Financial Corp.	137,724	10,665
	Employers Holdings Inc.	211,112	10,657
15

Extended Market Index Fund
		Shares	Market Value• ($000)
	Camden National Corp.	195,350	10,592
	Virtus Investment Partners Inc.	72,259	10,369
	TFS Financial Corp.	576,990	10,224
	Republic Bancorp Inc. Class A	110,247	9,970
*	Neptune Insurance Holdings Inc. Class A	312,409	9,841
*	Trupanion Inc.	389,328	9,644
	First Community Bankshares Inc.	214,153	9,513
	Farmers National Banc Corp.	649,250	9,479
	Five Star Bancorp	194,048	9,448
	Equity Bancshares Inc. Class A	190,922	9,353
	NB Bancorp Inc.	440,135	9,300
	Esquire Financial Holdings Inc.	77,705	9,255
	Orrstown Financial Services Inc.	224,256	9,156
	Mid Penn Bancorp Inc.	261,724	9,118
	Adamas Trust Inc.	963,568	9,038
	Eagle Bancorp Inc.	318,203	9,034
*	Root Inc. Class A	161,244	9,017
	Alerus Financial Corp.	289,626	9,007
	Metrocity Bankshares Inc.	246,207	8,836
	Financial Institutions Inc.	226,687	8,834
	Mechanics Bancorp Class A	553,747	8,805
	Carter Bankshares Inc.	256,811	8,734
	Peapack-Gladstone Financial Corp.	183,355	8,678
	GCM Grosvenor Inc. Class A	696,778	8,570
	Independent Bank Corp. (Michigan)	237,297	8,559
[1]	Invesco Mortgage Capital Inc.	1,069,366	8,448
	UWM Holdings Corp. Class A	3,671,396	8,407
*	PRA Group Inc.	441,262	8,380
*	Chime Financial Inc. Class A	403,551	8,265
	BrightSpire Capital Inc. Class A	1,501,616	8,184
	Southern Missouri Bancorp Inc.	107,144	8,165
	Shore Bancshares Inc.	355,339	8,155
*	Green Dot Corp. Class A	599,885	8,104
	SmartFinancial Inc.	171,274	8,036
	Capital City Bank Group Inc.	160,105	7,912
	Washington Trust Bancorp Inc.	216,384	7,894
	TPG RE Finance Trust Inc.	893,929	7,482
	Oppenheimer Holdings Inc. Class A	70,411	7,431
	Midland States Bancorp Inc.	238,519	7,427
	HomeTrust Bancshares Inc.	148,349	7,401
	Bar Harbor Bankshares	194,321	7,338
	Great Southern Bancorp Inc.	93,299	7,316
	AMERISAFE Inc.	215,403	7,287
	Franklin BSP Realty Trust Inc.	894,426	7,281
	South Plains Financial Inc.	166,646	7,180
	Peoples Financial Services Corp.	107,086	7,107
	Community West Bancshares	264,391	7,102
*	Third Coast Bancshares Inc.	175,594	7,094
*	Hippo Holdings Inc.	250,447	7,078
	Northrim Bancorp Inc.	255,030	7,075
	ACNB Corp.	119,133	7,074
*	World Acceptance Corp.	31,174	6,978
	Hingham Institution For Savings	22,578	6,935
	Redwood Trust Inc.	1,453,887	6,891
	Civista Bancshares Inc.	241,787	6,823
	Cass Information Systems Inc.	132,628	6,806
*	Heritage Insurance Holdings Inc.	259,860	6,777
	Arrow Financial Corp.	164,814	6,756
*	Columbia Financial Inc.	308,701	6,551
*	Atlanticus Holdings Corp.	63,999	6,544
	Cannae Holdings Inc.	453,387	6,529
	Navient Corp.	749,927	6,382
	Kearny Financial Corp.	673,852	6,375
*	Southern First Bancshares Inc.	103,059	6,297
	First Business Financial Services Inc.	98,233	6,205
	HBT Financial Inc.	191,907	6,139
	Northfield Bancorp Inc.	413,489	6,091
*	LendingTree Inc.	132,391	5,864
*	Bowhead Specialty Holdings Inc.	195,358	5,847
	Ridgepost Capital Inc. Class A	711,008	5,596
16

Extended Market Index Fund
		Shares	Market Value• ($000)
	Sierra Bancorp	135,791	5,535
	Home Bancorp Inc.	79,567	5,452
	ChoiceOne Financial Services Inc.	158,105	5,376
*	Bridgewater Bancshares Inc.	252,513	5,313
	California Bancorp	253,244	5,278
	Bank of Marin Bancorp	186,630	5,170
*	Hagerty Inc. Class A	433,617	5,169
*	International Money Express Inc.	347,751	5,025
	Red River Bancshares Inc.	53,876	4,918
	Investors Title Co.	17,828	4,879
	Colony Bankcorp Inc.	242,282	4,867
	Bankwell Financial Group Inc.	82,616	4,854
*	Slide Insurance Holdings Inc.	250,017	4,843
	Citizens & Northern Corp.	205,390	4,788
	Tiptree Inc. Class A	265,814	4,763
*	Greenlight Capital Re Ltd. Class A	291,328	4,714
*	Ponce Financial Group Inc.	235,685	4,700
	Capital Bancorp Inc.	132,510	4,654
	NewtekOne Inc.	312,262	4,625
	West Bancorp Inc.	173,725	4,609
	Farmers & Merchants Bancorp Inc.	148,532	4,542
	Orange County Bancorp Inc.	122,703	4,513
	Unity Bancorp Inc.	76,691	4,501
	Avidia Bancorp Inc.	210,485	4,418
	Plumas Bancorp	74,550	4,357
	First Bank	240,765	4,269
	KKR Real Estate Finance Trust Inc.	607,000	4,152
	Investar Holding Corp.	136,336	4,085
	BayCom Corp.	123,270	4,056
*	OppFi Inc.	406,714	4,039
	Regional Management Corp.	97,728	4,026
	Citizens Financial Services Inc.	55,418	4,014
	MVB Financial Corp.	134,591	3,904
	Primis Financial Corp.	233,877	3,829
[1]	Abacus Global Management Inc.	357,160	3,825
	Jefferson Capital Inc.	196,328	3,822
	Parke Bancorp Inc.	114,960	3,812
	RBB Bancorp	138,758	3,804
*	TWFG Inc. Class A	157,002	3,776
	Timberland Bancorp Inc.	82,580	3,700
*	Wealthfront Corp.	410,294	3,668
	Norwood Financial Corp.	113,005	3,633
	Northeast Community Bancorp Inc.	130,851	3,630
*	Open Lending Corp.	1,165,247	3,624
	First Bancorp Inc.	103,755	3,613
	First Community Corp.	107,732	3,521
	PCB Bancorp	123,040	3,491
*	Claros Mortgage Trust Inc.	1,484,502	3,489
	Waterstone Financial Inc.	165,769	3,436
*	Octave Specialty Group Inc.	541,554	3,379
*	Paysign Inc.	409,138	3,351
*	MBIA Inc.	510,216	3,327
*,1	Better Home & Finance Holding Co. Class A	120,888	3,324
*	GBank Financial Holdings Inc.	109,075	3,306
*	Repay Holdings Corp. Class A	784,684	3,296
[1]	Isabella Bank Corp.	82,621	3,264
	American Coastal Insurance Corp.	284,795	3,161
	John Marshall Bancorp Inc.	143,868	3,136
	FS Bancorp Inc.	72,044	3,127
[1]	Ready Capital Corp.	1,773,731	3,104
*	NerdWallet Inc. Class A	333,515	3,085
*,1	First Northern Community Bancorp	171,632	3,079
	FVCBankcorp Inc.	175,358	3,069
	Franklin Financial Services Corp.	48,433	3,032
*	Onity Group Inc.	75,796	3,013
*,1	Citizens Inc. Class A	520,022	2,985
	First United Corp.	67,432	2,974
	Chemung Financial Corp.	39,533	2,948
	Ames National Corp.	98,517	2,917
*	Oportun Financial Corp.	507,616	2,898
17

Extended Market Index Fund
		Shares	Market Value• ($000)
	Ares Commercial Real Estate Corp.	641,934	2,889
*,1	loanDepot Inc. Class A	2,302,804	2,878
*,1	Bakkt Inc. Class A	368,334	2,877
*,1	Innventure Inc.	567,359	2,876
*	FB Bancorp Inc.	189,499	2,854
	C&F Financial Corp.	35,651	2,852
	TPG Mortgage Investment Trust Inc.	358,994	2,843
	Fidelity D&D Bancorp Inc.	54,396	2,797
*	First Western Financial Inc.	84,941	2,727
*	Avidbank Holdings Inc.	82,562	2,727
	Greene County Bancorp Inc.	81,083	2,724
	National Bankshares Inc.	73,936	2,686
	First Internet Bancorp	94,949	2,640
	Citizens Community Bancorp Inc.	112,122	2,623
	Commercial Bancgroup Inc.	81,169	2,621
	Kingstone Cos. Inc.	137,233	2,612
	First National Corp.	86,909	2,609
	Hawthorn Bancshares Inc.	66,108	2,598
	LCNB Corp.	147,333	2,592
	Donegal Group Inc. Class A	136,801	2,580
	Oak Valley Bancorp	75,816	2,558
	Western New England Bancorp Inc.	175,304	2,507
	First Capital Inc.	38,381	2,481
*	Kingsway Corp.	236,523	2,465
	Peoples Bancorp of North Carolina Inc.	56,450	2,432
	Bank7 Corp.	48,622	2,380
	CoastalSouth Bancshares Inc.	88,254	2,370
	James River Group Holdings Inc.	527,560	2,321
	Virginia National Bankshares Corp.	51,967	2,306
	Princeton Bancorp Inc.	60,131	2,282
*,1	Ethos Technologies Inc. Class A	124,038	2,250
[1]	Community Bancorp	57,366	2,243
	Meridian Corp.	111,653	2,236
	Seven Hills Realty Trust	265,153	2,235
*,1	BRC Group Holdings Inc.	277,519	2,231
	Northpointe Bancshares Inc.	115,119	2,208
	USCB Financial Holdings Inc.	107,496	2,199
	Eagle Financial Services Inc.	52,433	2,174
	Chicago Atlantic Real Estate Finance Inc.	199,009	2,133
*	Priority Technology Holdings Inc.	314,360	2,097
*	Velocity Financial Inc.	113,311	2,092
	Eagle Bancorp Montana Inc.	87,112	2,085
*	Security National Financial Corp. Class A	212,772	2,062
*	Pioneer Bancorp Inc.	120,586	2,058
	CB Financial Services Inc.	52,420	1,987
	BCB Bancorp Inc.	183,434	1,966
*,1	AlTi Global Inc.	537,235	1,939
	Medallion Financial Corp.	187,840	1,918
	OP Bancorp	127,503	1,911
*	BV Financial Inc.	86,700	1,836
*	Ategrity Specialty Holdings LLC	75,249	1,809
*	Acacia Research Corp.	386,621	1,802
	Ohio Valley Banc Corp.	41,240	1,791
	Blue Ridge Bankshares Inc.	507,456	1,791
	Landmark Bancorp Inc.	58,282	1,790
	SB Financial Group Inc.	69,298	1,751
*	Finance of America Cos. Inc. Class A	63,594	1,750
	CF Bankshares Inc.	52,663	1,726
	Finward Bancorp	45,782	1,684
	Crawford & Co. Class B	158,403	1,652
*	ECB Bancorp Inc.	80,185	1,610
	SR Bancorp Inc.	81,543	1,605
	MainStreet Bancshares Inc.	63,120	1,558
*	NI Holdings Inc.	93,070	1,462
	Westwood Holdings Group Inc.	76,236	1,461
	American Integrity Insurance Group Inc.	77,407	1,458
*	Chain Bridge Bancorp Inc. Class A	33,841	1,423
*	Selectquote Inc.	1,689,906	1,421
*	Finwise Bancorp	97,324	1,411
*	Hoyne Bancorp Inc.	83,977	1,406
18

Extended Market Index Fund
		Shares	Market Value• ($000)
	Riverview Bancorp Inc.	258,129	1,402
	Richmond Mutual Bancorp Inc.	86,154	1,368
[1]	Angel Oak Mortgage REIT Inc.	150,617	1,368
	Hanover Bancorp Inc.	55,444	1,293
*,1	Procap Financial Inc.	821,581	1,265
	Crawford & Co. Class A	107,674	1,213
	Rithm Property Trust Inc.	84,190	1,212
[1]	Nexpoint Real Estate Finance Inc.	77,231	1,197
	Donegal Group Inc. Class B	54,591	1,189
*	Affinity Bancshares Inc.	51,056	1,154
*	ACRES Commercial Realty Corp.	64,535	1,148
	Bank of the James Financial Group Inc.	44,830	1,144
[1]	Federal Agricultural Mortgage Corp. Class A	7,633	1,138
	Magyar Bancorp Inc.	62,655	1,093
	Union Bankshares Inc.	42,158	1,023
	Silvercrest Asset Management Group Inc. Class A	100,202	1,013
	Provident Financial Holdings Inc.	58,596	1,008
	United Bancorp Inc.	62,340	990
	Sound Financial Bancorp Inc.	22,832	984
	Cherry Hill Mortgage Investment Corp.	414,955	963
	First US Bancshares Inc.	58,042	961
*	Consumer Portfolio Services Inc.	98,505	945
*,1	Gemini Space Station Inc. Class A	217,761	928
*	First Northwest Bancorp	85,759	927
*	Rhinebeck Bancorp Inc.	51,078	884
	Sunrise Realty Trust Inc.	110,527	873
*	Fifth District Bancorp Inc.	53,624	870
*	Patriot National Bancorp Inc.	867,602	831
*	AI Financial Corp.	1,418,516	830
[1]	First Guaranty Bancshares Inc.	80,671	812
*,1	DeFi Development Corp.	275,816	811
*	Central Plains Bancshares Inc.	40,937	779
	Granite Point Mortgage Trust Inc.	506,612	760
*	OptimumBank Holdings Inc.	121,503	710
*	First Seacoast Bancorp	41,667	702
	Auburn National Bancorp Inc.	25,447	688
*	Catalyst Bancorp Inc.	41,544	686
*,1	Bitgo Holdings Inc. Class A	131,447	681
*	Summit State Bank	50,001	678
*	NSTS Bancorp Inc.	48,895	673
*	Kestrel Group Ltd.	72,438	652
	AmeriServ Financial Inc.	163,187	633
*	Winchester Bancorp Inc.	44,528	585
	Dominari Holdings Inc.	182,796	574
*,1,2	Triller Group Inc.	208,981	566
*,1	Beneficient Class A	153,491	565
*	Lincoln International Inc. Class A	21,955	524
*	Broadway Financial Corp.	53,880	520
	Hennessy Advisors Inc.	51,029	518
	Sachem Capital Corp.	529,653	499
	Mount Logan Capital Inc.	144,669	498
*	eHealth Inc.	327,848	488
	Pathfinder Bancorp Inc.	29,727	472
	Texas Community Bancshares Inc.	25,324	446
*	Usio Inc.	176,349	437
	US Global Investors Inc. Class A	137,545	429
	Lake Shore Bancorp Inc.	24,111	429
*	Sui Group Holdings Ltd.	361,028	419
	Lument Finance Trust Inc.	434,060	399
*	Heritage Global Inc.	321,158	389
*	FG Nexus Inc.	74,750	386
	Manhattan Bridge Capital Inc.	82,927	375
*	Siebert Financial Corp.	227,445	375
	MarketWise Inc.	20,828	372
	Home Federal Bancorp Inc. of Louisiana	17,467	367
*	Great Elm Group Inc.	167,992	366
*	Bogota Financial Corp.	40,016	361
*,1	AtlasClear Holdings Inc.	1,745,453	343
*,1	Beeline Holdings Inc.	257,581	314
*,1	RTB Digital Inc.	20,093	303
19

Extended Market Index Fund
		Shares	Market Value• ($000)
	Value Line Inc.	7,335	297
*	XBP Global Holdings Inc.	127,383	296
*	Marathon Bancorp Inc.	18,940	289
*	Katapult Holdings Inc.	43,231	286
*,1	Marygold Cos. Inc.	185,989	221
*,1	Bayfirst Financial Corp.	40,781	204
*	Kentucky First Federal Bancorp	36,458	185
*,1	Forbright Inc. Class A	10,001	183
	Cohen & Co. Inc.	12,992	176
*,1	Health In Tech Inc. Class A	162,479	164
*	Income Opportunity Realty Investors Inc.	6,107	113
*	Aether Holdings Inc.	22,275	105
*	Vroom Inc.	13,464	104
*	Atlantic American Corp.	60,825	102
*	Fold Holdings Inc.	162,527	74
*	Oxbridge Re Holdings Ltd.	58,483	60
*	Binah Capital Group Inc.	28,756	44
*,1	OLB Group Inc.	82,849	32
*	CaliberCos Inc. Class A	36,497	24
*	Presurance Holdings Inc.	2,455	12
*	Netcapital Inc.	20,590	11
*	SHF Holdings Inc.	7,593	2
*,2	Sterling Bancorp Inc.	269,676	—
			14,450,754
Health Care (14.0%)
*	Alnylam Pharmaceuticals Inc.	1,532,109	461,211
*	Natera Inc.	1,643,356	446,089
*	Revolution Medicines Inc.	2,293,096	429,451
*	Illumina Inc.	1,736,273	305,289
*	Insmed Inc.	2,487,127	265,177
*	United Therapeutics Corp.	487,029	263,887
	Royalty Pharma plc Class A	4,475,486	250,940
*	Guardant Health Inc.	1,521,570	228,281
*	Neurocrine Biosciences Inc.	1,153,763	194,449
*	Tenet Healthcare Corp.	988,465	184,922
*	Roivant Sciences Ltd.	5,172,729	183,063
*,1	Medline Inc. Class A	4,618,855	182,168
*	Jazz Pharmaceuticals plc	719,903	173,475
*	Exelixis Inc.	2,881,105	156,761
*	Ionis Pharmaceuticals Inc.	1,895,610	150,303
*	Bridgebio Pharma Inc.	1,977,374	147,275
*	Penumbra Inc.	451,358	142,516
*	Elanco Animal Health Inc.	5,729,936	141,014
*	Medpace Holdings Inc.	258,963	137,144
*	Molina Healthcare Inc.	597,850	136,728
*	Cytokinetics Inc.	1,557,779	132,707
*	Arrowhead Pharmaceuticals Inc.	1,615,938	131,715
*	BioMarin Pharmaceutical Inc.	2,217,617	126,892
*	BrightSpring Health Services Inc.	1,814,532	126,545
*	Axsome Therapeutics Inc.	495,949	121,393
*	Madrigal Pharmaceuticals Inc.	216,968	116,501
	Encompass Health Corp.	1,138,311	115,060
*	Krystal Biotech Inc.	301,103	111,911
	Ensign Group Inc.	665,123	106,619
*	Halozyme Therapeutics Inc.	1,361,013	106,526
*	Globus Medical Inc. Class A	1,300,059	102,718
*	Praxis Precision Medicines Inc.	300,792	100,702
*	Alkermes plc	1,912,568	100,209
*	Corcept Therapeutics Inc.	1,096,518	95,342
*	Glaukos Corp.	674,100	94,212
*	Vaxcyte Inc.	1,507,400	87,625
*	HealthEquity Inc.	968,970	87,517
*	Apogee Therapeutics Inc.	641,337	85,125
*	Protagonist Therapeutics Inc.	693,286	84,983
*,1	Hims & Hers Health Inc.	2,434,006	84,387
*	Kymera Therapeutics Inc.	726,357	83,291
*	TG Therapeutics Inc.	1,511,242	83,028
*	Repligen Corp.	608,385	83,008
*	Lantheus Holdings Inc.	747,089	82,882
20

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Rhythm Pharmaceuticals Inc.	715,506	79,443
*	Spyre Therapeutics Inc.	886,783	78,729
*	PTC Therapeutics Inc.	952,071	77,660
*	Avantor Inc.	7,835,858	77,575
	Bruker Corp.	1,274,759	76,715
*	Cogent Biosciences Inc.	1,958,933	75,811
*	Nuvalent Inc. Class A	607,453	75,020
*	Twist Bioscience Corp.	714,640	73,522
*	Ligand Pharmaceuticals Inc.	229,811	72,641
	Chemed Corp.	152,169	70,871
*	Definium Therapeutics Inc.	1,486,454	69,923
*,1	Tempus AI Inc. Class A	1,181,803	68,462
*,1	Mirum Pharmaceuticals Inc.	552,499	64,681
	Teleflex Inc.	507,570	64,340
*	Liquidia Corp.	805,676	64,237
*	Scholar Rock Holding Corp.	1,141,089	62,760
*	CG oncology Inc.	859,802	61,089
*,1	Bio-Rad Laboratories Inc. Class A	206,682	60,684
*	Travere Therapeutics Inc.	1,066,102	60,565
*,1	CRISPR Therapeutics AG	1,106,455	60,346
*	Indivior Pharmaceuticals Inc.	1,399,006	57,401
*,1	Oruka Therapeutics Inc.	580,805	55,275
*	Sotera Health Co.	3,041,570	53,988
*	Veracyte Inc.	914,807	53,727
*	Viking Therapeutics Inc.	1,332,828	51,994
*	LivaNova plc	629,595	51,772
*	10X Genomics Inc. Class A	1,340,719	51,403
*	Erasca Inc.	2,745,733	50,302
*	RadNet Inc.	812,149	50,085
*,1	Envista Holdings Corp.	1,865,418	49,154
*	Merit Medical Systems Inc.	684,697	47,477
*,1	Celcuity Inc.	436,100	45,625
*	Crinetics Pharmaceuticals Inc.	1,210,574	45,300
*	Alignment Healthcare Inc.	1,896,947	45,166
*	IRhythm Holdings Inc.	377,873	44,948
*	Dianthus Therapeutics Inc.	457,520	44,599
*	Denali Therapeutics Inc.	1,731,356	44,530
*	Tango Therapeutics Inc.	1,418,754	44,350
*	Brookdale Senior Living Inc.	2,738,359	44,060
*	ICU Medical Inc.	286,547	42,008
*	Catalyst Pharmaceuticals Inc.	1,317,914	41,422
	Organon & Co.	3,015,036	40,824
	Concentra Group Holdings Parent Inc.	1,364,095	40,582
*	Haemonetics Corp.	533,077	39,981
*	Ideaya Biosciences Inc.	1,071,101	39,920
*	Beam Therapeutics Inc.	1,141,551	39,178
*	Option Care Health Inc.	1,801,010	37,767
*	Ultragenyx Pharmaceutical Inc.	1,127,405	37,644
*	Dyne Therapeutics Inc.	1,689,620	37,526
*	ACADIA Pharmaceuticals Inc.	1,457,036	36,863
*	Integer Holdings Corp.	389,494	36,398
*	Relay Therapeutics Inc.	1,943,284	36,359
*	Edgewise Therapeutics Inc.	864,416	35,121
*	Privia Health Group Inc.	1,359,452	34,979
*	uniQure NV	757,841	34,906
*	Arcutis Biotherapeutics Inc.	1,307,970	34,295
*	Immunovant Inc.	887,661	34,202
*	Amneal Pharmaceuticals Inc.	1,973,351	34,159
*	Celldex Therapeutics Inc.	897,276	33,388
*,1	ImmunityBio Inc.	3,724,582	32,609
*	Vera Therapeutics Inc. Class A	759,354	32,584
*	Doximity Inc. Class A	1,537,722	31,892
*	Enliven Therapeutics Inc.	624,513	31,694
*,1	SELLAS Life Sciences Group Inc.	2,134,285	31,502
*	Acadia Healthcare Co. Inc.	1,055,998	31,184
*	Supernus Pharmaceuticals Inc.	666,243	30,987
*	Arcus Biosciences Inc.	1,000,271	30,838
*	Adaptive Biotechnologies Corp.	1,415,247	30,357
	National HealthCare Corp.	142,992	30,223
*	Hinge Health Inc. Class A	364,026	30,214
21

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Tarsus Pharmaceuticals Inc.	455,389	28,662
*	BioCryst Pharmaceuticals Inc.	2,837,341	28,373
*,1	VeraDermics Inc.	230,728	28,366
*	LifeStance Health Group Inc.	2,632,688	28,196
*	Axogen Inc.	609,572	28,156
*	Alumis Inc.	976,842	27,488
*	Waystar Holding Corp.	1,323,565	27,173
*,1	Intellia Therapeutics Inc.	1,604,561	27,149
*,1	Nektar Therapeutics	387,471	27,049
*	Nurix Therapeutics Inc.	1,114,166	27,030
*	Disc Medicine Inc.	366,845	26,831
*	TransMedics Group Inc.	397,402	26,395
*	Vericel Corp.	585,506	26,049
*,1	Immunome Inc.	1,223,884	25,934
*,1	Summit Therapeutics Inc.	1,777,877	25,904
*	Prestige Consumer Healthcare Inc.	544,134	25,721
*	GRAIL Inc.	374,291	25,553
*	Agios Pharmaceuticals Inc.	683,802	25,376
*	Trevi Therapeutics Inc.	1,352,952	25,233
	DENTSPLY SIRONA Inc.	2,303,656	24,442
*	Clover Health Investments Corp. Class A	4,645,340	24,342
*	Progyny Inc.	836,038	24,103
*,1	UFP Technologies Inc.	88,733	23,526
*	Pediatrix Medical Group Inc.	919,023	23,279
	LeMaitre Vascular Inc.	241,069	23,133
*	Astrana Health Inc.	487,188	22,610
*	Neogen Corp.	2,499,908	22,474
*	CorVel Corp.	358,654	22,423
*	ADMA Biologics Inc.	2,659,600	22,261
*	Biohaven Ltd.	1,488,809	22,153
*	Syndax Pharmaceuticals Inc.	1,013,279	22,150
*,1	Recursion Pharmaceuticals Inc. Class A	6,007,573	22,048
*	PACS Group Inc.	511,318	21,803
*	NeoGenomics Inc.	1,492,431	21,775
*	Sarepta Therapeutics Inc.	1,210,549	21,754
*	Omnicell Inc.	523,885	21,752
*	Addus HomeCare Corp.	209,814	21,080
*,1	Stoke Therapeutics Inc.	643,361	21,051
*	Viridian Therapeutics Inc.	1,130,108	20,760
*	Taysha Gene Therapies Inc.	3,043,718	20,728
*	Butterfly Network Inc. Class A	2,456,945	20,687
*,1	Ocular Therapeutix Inc.	2,002,729	19,667
*	Mineralys Therapeutics Inc.	728,233	19,648
*	Monte Rosa Therapeutics Inc.	784,803	18,992
*	Fortrea Holdings Inc.	1,084,434	18,869
*	Kodiak Sciences Inc.	475,491	18,525
*	Novocure Ltd.	1,210,169	18,334
*,1	Absci Corp.	1,575,701	18,262
*	Innoviva Inc.	803,072	18,238
*,1	Iovance Biotherapeutics Inc.	4,303,944	17,904
*,1	Novavax Inc.	1,892,748	17,830
*	Teladoc Health Inc.	2,084,219	17,674
*	Amylyx Pharmaceuticals Inc.	966,947	17,366
*	Palvella Therapeutics Inc.	113,556	17,354
*	ANI Pharmaceuticals Inc.	209,049	17,305
*	GeneDx Holdings Corp. Class A	251,940	17,296
*	MBX Biosciences Inc.	305,918	16,887
*	CareDx Inc.	591,907	16,869
*	Harmony Biosciences Holdings Inc.	461,450	16,801
	Perrigo Co. plc	1,590,918	16,530
*	STAAR Surgical Co.	570,536	16,369
*,1	Harrow Inc.	383,679	16,295
*	AtriCure Inc.	580,327	16,238
*	AnaptysBio Inc.	236,970	15,995
*	Nuvation Bio Inc. Class A	2,787,165	15,831
*	Xeris Biopharma Holdings Inc.	1,985,911	15,728
*	agilon health Inc.	143,516	15,382
*	MannKind Corp.	3,543,398	15,095
*	Surgery Partners Inc.	882,786	14,831
*,1	Procept Biorobotics Corp.	651,834	14,718
22

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Pennant Group Inc.	398,126	14,711
*	Bicara Therapeutics Inc.	490,933	14,576
*	AMN Healthcare Services Inc.	447,470	14,485
*,1	Sonida Senior Living Inc.	354,532	14,465
*	Ardelyx Inc.	2,830,493	14,436
*	Vir Biotechnology Inc.	1,398,053	14,246
*	Capricor Therapeutics Inc.	591,352	14,240
*	Xencor Inc.	860,506	13,854
*	Integra LifeSciences Holdings Corp.	769,716	13,824
*,1	ArriVent Biopharma Inc.	396,954	13,790
*	Enovis Corp.	661,330	13,690
*	Rapport Therapeutics Inc.	328,506	13,689
*	QuidelOrtho Corp.	780,319	13,667
*	Inspire Medical Systems Inc.	302,193	13,481
*	Collegium Pharmaceutical Inc.	371,854	13,461
*	Avanos Medical Inc.	538,762	13,404
*	Guardian Pharmacy Services Inc. Class A	319,531	13,379
*	BioLife Solutions Inc.	456,539	12,893
*	EyePoint Inc.	901,417	12,890
*	AdaptHealth Corp. Class A	1,236,688	12,886
*	Corvus Pharmaceuticals Inc.	844,478	12,616
*	Hyperliquid Strategies Inc.	1,545,330	12,162
*	Azenta Inc.	470,383	12,004
	US Physical Therapy Inc.	174,324	11,973
*,1	AtaiBeckley Inc.	2,261,092	11,916
*	Tandem Diabetes Care Inc.	788,297	11,895
*	Alphatec Holdings Inc.	1,358,321	11,749
*	Precigen Inc.	2,042,450	11,642
*	Pacira BioSciences Inc.	453,622	11,508
	CONMED Corp.	347,035	11,358
*	Cullinan Therapeutics Inc.	621,038	11,309
*	Kura Oncology Inc.	1,026,601	11,262
*	Artivion Inc.	495,296	11,129
*,1	Zenas Biopharma Inc.	435,390	11,050
*,1	Tyra Biosciences Inc.	340,900	10,888
*,1	Jade Biosciences Inc.	489,225	10,871
*	Schrodinger Inc.	661,846	10,755
*	Personalis Inc.	795,843	10,664
*	Inhibrx Biosciences Inc.	110,905	10,508
*,1	Kailera Therapeutics Inc.	476,091	10,488
*	ORIC Pharmaceuticals Inc.	942,459	10,207
*	WaVe Life Sciences Ltd.	1,751,403	10,176
*	Annexon Inc.	1,754,465	10,018
*	Avalo Therapeutics Inc.	537,095	9,926
*,1	Nutex Health Inc.	57,684	9,858
*	Eton Pharmaceuticals Inc.	271,003	9,810
*	Zevra Therapeutics Inc.	679,723	9,747
*	Maze Therapeutics Inc.	325,413	9,710
*	Savara Inc.	1,567,813	9,658
*	Replimune Group Inc.	861,771	9,540
*	Esperion Therapeutics Inc.	2,953,996	9,335
*	Alto Neuroscience Inc.	346,522	9,145
*	Maravai LifeSciences Holdings Inc. Class A	1,454,980	9,079
*	CryoPort Inc.	577,878	9,073
*,1	Vor BioPharma Inc.	492,007	9,058
*	LB Pharmaceuticals Inc.	278,799	9,048
*	BioAge Labs Inc.	367,869	9,016
*	Certara Inc.	1,350,731	8,847
*	Septerna Inc.	263,629	8,829
	iRadimed Corp.	92,060	8,797
*	Arbutus Biopharma Corp.	1,810,587	8,691
*,1	Anteris Technologies Global Corp.	879,780	8,666
*	Talkspace Inc.	1,649,226	8,576
*	Janux Therapeutics Inc.	552,164	8,481
*	Relmada Therapeutics Inc.	1,204,524	8,335
*	Rigel Pharmaceuticals Inc.	212,359	8,307
*	Castle Biosciences Inc.	347,202	8,281
*	Olema Pharmaceuticals Inc.	652,061	8,157
*,1	Omeros Corp.	830,998	7,903
*	Amphastar Pharmaceuticals Inc.	390,971	7,890
23

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Geron Corp.	6,164,114	7,890
*	Aura Biosciences Inc.	1,107,800	7,865
*	CytomX Therapeutics Inc.	2,095,997	7,860
*	Tactile Systems Technology Inc.	261,757	7,795
*,1	MapLight Therapeutics Inc.	216,244	7,750
*	Solid Biosciences Inc.	773,750	7,730
*	Aclaris Therapeutics Inc.	1,449,139	7,666
	Phibro Animal Health Corp. Class A	242,364	7,610
*,1	Strive Inc. Class A	696,742	7,601
*,1	Hemab Therapeutics Holdings Inc.	203,495	7,474
*	SI-BONE Inc.	457,113	7,460
*	Theravance Biopharma Inc.	435,648	7,406
*,1	Sionna Therapeutics Inc.	168,317	7,404
*	OPKO Health Inc.	4,912,704	7,369
*	Beta Bionics Inc.	469,479	7,357
	HealthStream Inc.	268,846	7,326
*	Aveanna Healthcare Holdings Inc.	848,633	7,273
*	Ironwood Pharmaceuticals Inc. Class A	1,677,357	7,062
*	Evolent Health Inc. Class A	1,299,653	7,044
*,1	Immix Biopharma Inc.	681,207	7,023
*,1	Aktis Oncology Inc.	213,673	6,887
*	Altimmune Inc.	2,235,429	6,796
*,1	Candel Therapeutics Inc.	658,876	6,786
*,1	Sana Biotechnology Inc.	1,941,879	6,777
*	REGENXBIO Inc.	564,284	6,760
*	Cerus Corp.	2,306,565	6,735
*	Allogene Therapeutics Inc.	3,222,860	6,704
*	Phreesia Inc.	651,080	6,700
*,1	CorMedix Inc.	834,960	6,554
*	Phathom Pharmaceuticals Inc.	586,438	6,363
*,1	Billiontoone Inc. Class A	52,910	6,348
*,1	Avalyn Pharma Inc.	192,602	6,340
*	Myriad Genetics Inc.	1,108,712	6,331
	Mesa Laboratories Inc.	63,349	6,306
*	AngioDynamics Inc.	484,612	6,305
*	ClearPoint Neuro Inc.	351,874	6,277
*,1	Achieve Life Sciences Inc.	957,103	6,250
*,1	Lexicon Pharmaceuticals Inc.	2,594,934	6,228
*	First Tracks Biotherapeutics Inc.	309,191	6,221
*	HeartFlow Inc.	210,415	6,174
*	4D Molecular Therapeutics Inc.	460,313	6,122
*	Arvinas Inc.	727,130	6,042
*	Pacific Biosciences of California Inc.	3,579,782	6,014
*,1	Pulse Biosciences Inc.	215,812	5,984
*,1	ARS Pharmaceuticals Inc.	745,809	5,974
*,1	Ocugen Inc.	3,881,633	5,939
*	Sutro Biopharma Inc.	177,152	5,881
*,1	Cabaletta Bio Inc.	1,877,451	5,839
*	Cytek Biosciences Inc.	1,299,836	5,758
*	Kestra Medical Technologies Ltd.	218,008	5,546
*,1	Damora Therapeutics Inc.	212,600	5,530
*,1	GMR Solutions Inc. Class A	357,628	5,529
*	Ginkgo Bioworks Holdings Inc. Class A	549,889	5,449
*	Design Therapeutics Inc.	373,755	5,408
*	Evolus Inc.	770,015	5,344
*	Shattuck Labs Inc.	767,988	5,330
*,1	Ovid therapeutics Inc.	1,952,040	5,251
*	Rezolute Inc.	1,005,418	5,228
*	MiMedx Group Inc.	1,347,030	5,186
*	Bioventus Inc. Class A	548,404	5,177
*,1	Sagimet Biosciences Inc. Class A	658,772	5,092
*	Contineum Therapeutics Inc. Class A	308,647	5,059
*	Varex Imaging Corp.	479,599	5,002
*,1	Generate Biomedicines Inc.	296,479	5,002
*	Emergent BioSolutions Inc.	592,580	4,966
*	Ceribell Inc.	251,553	4,893
*,1	C4 Therapeutics Inc.	1,046,993	4,889
*,1	MiniMed Group Inc.	323,325	4,834
*	X4 Pharmaceuticals Inc.	1,031,672	4,818
*,1	Prime Medicine Inc.	1,299,873	4,797
24

Extended Market Index Fund
		Shares	Market Value• ($000)
*	XOMA Royalty Corp.	112,511	4,782
*	Prothena Corp. plc	479,945	4,699
*,1	Forte Biosciences Inc.	217,359	4,619
*	NeuroPace Inc.	290,278	4,613
*	Cross Country Healthcare Inc.	345,042	4,558
*	Community Health Systems Inc.	1,347,195	4,500
*	Enanta Pharmaceuticals Inc.	308,121	4,492
*,1	Aquestive Therapeutics Inc.	1,077,349	4,482
*	Fulgent Genetics Inc.	217,490	4,463
*,1	Zura Bio Ltd. Class A	747,352	4,409
*	Viemed Healthcare Inc.	380,753	4,341
*	Orthofix Medical Inc.	473,622	4,329
*	Oncology Institute Inc.	794,435	4,314
*	Vanda Pharmaceuticals Inc.	703,477	4,305
*,1	BridgeBio Oncology Therapeutics Inc. Class A	549,132	4,184
*,1	Monopar Therapeutics Inc.	45,173	4,183
*	Strata Critical Medical Inc.	789,530	4,161
*	Tenax Therapeutics Inc.	277,850	4,043
*	Atea Pharmaceuticals Inc.	864,902	4,022
*,1	Kyverna Therapeutics Inc.	448,147	3,993
*	Neurogene Inc.	126,680	3,984
*	Compass Therapeutics Inc.	1,793,659	3,928
*	OrthoPediatrics Corp.	204,391	3,910
*,1	Abeona Therapeutics Inc.	627,769	3,880
*,1	Lineage Cell Therapeutics Inc.	2,961,451	3,879
*,1	Tectonic Therapeutic Inc.	111,919	3,847
*	Delcath Systems Inc.	304,809	3,838
*	Climb Bio Inc.	292,463	3,814
*	Benitec Biopharma Inc.	281,899	3,772
*,1	Nuvectis Pharma Inc.	201,123	3,699
*,1	Alamar Biosciences Inc.	136,470	3,697
*	Verastem Inc.	960,206	3,668
*,1	Assembly Biosciences Inc.	133,234	3,661
*	Puma Biotechnology Inc.	446,899	3,624
*	Akebia Therapeutics Inc.	3,164,884	3,608
*	Palisade Bio Inc.	1,722,817	3,601
*,1	Seaport Therapeutics Inc.	165,436	3,593
*	OraSure Technologies Inc.	804,240	3,587
*	Editas Medicine Inc.	1,100,306	3,565
*	Perspective Therapeutics Inc.	1,017,864	3,471
*	Simulations Plus Inc.	187,417	3,432
*	Rocket Pharmaceuticals Inc.	1,000,868	3,423
*	OmniAb Inc.	1,390,197	3,420
*	Eledon Pharmaceuticals Inc.	854,634	3,367
*,1	Odyssey Therapeutics Inc.	179,659	3,361
*	Electromed Inc.	79,217	3,351
*	Lexeo Therapeutics Inc.	715,087	3,329
	NRC Health	151,126	3,260
*	Lumexa Imaging Holdings Inc.	285,826	3,224
*,1	Senseonics Holdings Inc.	559,672	3,179
*,1	Eikon Therapeutics Inc.	241,101	3,146
*	Fate Therapeutics Inc.	1,149,276	3,103
*	MacroGenics Inc.	666,535	3,079
*	Claritev Corp. Class A	89,759	3,062
*	TruBridge Inc.	116,639	3,057
*,1	Immuneering Corp. Class A	612,343	3,056
*	GoodRx Holdings Inc. Class A	1,060,122	3,053
*,1	Century Therapeutics Inc.	1,222,691	2,996
*	Innovage Holding Corp.	250,358	2,967
*,1	Minerva Neurosciences Inc.	532,084	2,953
*	Standard BioTools Inc.	3,520,649	2,896
*	Accendra Health Inc.	833,270	2,850
*	Zentalis Pharmaceuticals Inc.	575,846	2,793
*,1	Galectin Therapeutics Inc.	595,153	2,762
*	Ardent Health Inc.	279,257	2,748
*,1	Anavex Life Sciences Corp.	1,041,514	2,698
*,1	Opus Genetics Inc.	652,278	2,681
*	Upstream Bio Inc.	386,877	2,677
*	Surrozen Inc.	102,939	2,671
*	Artiva Biotherapeutics Inc.	269,149	2,611
25

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Coherus Oncology Inc.	1,863,589	2,609
*,1	Karyopharm Therapeutics Inc.	263,084	2,570
*	ALX Oncology Holdings Inc.	1,226,065	2,538
*	Atrium Therapeutics Inc.	188,626	2,537
*,1	SAB Biotherapeutics Inc.	647,886	2,527
*,1	DiaMedica Therapeutics Inc.	355,523	2,503
*,1	TriSalus Life Sciences Inc.	545,765	2,483
*,1	Precision BioSciences Inc.	312,368	2,455
*	Immunic Inc.	159,248	2,448
*	Prelude Therapeutics Inc.	458,355	2,443
*,1	SpyGlass Pharma Inc.	107,984	2,404
*,1	ProKidney Corp. Class A	1,175,257	2,398
*,1	Tonix Pharmaceuticals Holding Corp.	187,414	2,391
*	Anika Therapeutics Inc.	162,458	2,377
*,1	Keros Therapeutics Inc.	220,854	2,363
*	Lyell Immunopharma Inc.	163,755	2,301
	Utah Medical Products Inc.	33,310	2,298
*	Lifecore Biomedical Inc.	435,402	2,286
*,1	Canton Strategic Holdings Inc.	797,684	2,249
*	Protara Therapeutics Inc.	586,965	2,242
*	InfuSystem Holdings Inc.	228,862	2,209
*	KORU Medical Systems Inc.	520,942	2,188
	Embecta Corp.	668,682	2,180
*	Treace Medical Concepts Inc.	545,595	2,171
*	Quanterix Corp.	500,146	2,161
*	Whitehawk Therapeutics Inc.	470,854	2,157
*	Alector Inc.	1,071,545	2,154
*	Orchestra BioMed Holdings Inc.	498,632	2,152
*	Voyager Therapeutics Inc.	613,128	2,146
*	Sight Sciences Inc.	395,983	2,146
*,1	Inhibikase Therapeutics Inc.	1,055,770	2,143
*	Larimar Therapeutics Inc.	699,471	2,133
*	Invivyd Inc.	2,434,423	2,124
*	Foghorn Therapeutics Inc.	428,310	2,090
*	Entrada Therapeutics Inc.	283,038	2,083
*	Organogenesis Holdings Inc. Class A	848,524	2,062
*	Omada Health Inc.	93,139	2,044
*	Codexis Inc.	895,869	2,025
*	Fulcrum Therapeutics Inc.	553,375	2,025
*,1	Lucid Diagnostics Inc.	1,861,414	1,992
*	RxSight Inc.	409,293	1,973
*	Arcturus Therapeutics Holdings Inc.	293,104	1,970
*	LifeMD Inc.	475,103	1,962
*	Caribou Biosciences Inc.	1,113,215	1,959
*,1	Outlook Therapeutics Inc.	1,231,851	1,959
*	Corbus Pharmaceuticals Holdings Inc.	208,310	1,954
*	Neumora Therapeutics Inc.	1,126,060	1,914
*,1	Quantum-Si Inc.	2,072,639	1,834
*	Pyxis Oncology Inc.	600,185	1,807
*	Apyx Medical Corp.	399,651	1,794
*,1	Korro Bio Inc.	135,396	1,785
*,1	Cartesian Therapeutics Inc.	169,730	1,769
	Acme United Corp.	37,004	1,766
*	Inogen Inc.	271,196	1,749
*,1	AN2 Therapeutics Inc.	360,114	1,743
*,1	Spruce Biosciences Inc.	31,892	1,722
*	Nkarta Inc.	599,527	1,697
*	Stereotaxis Inc.	985,512	1,695
*,1	Greenwich Lifesciences Inc.	72,268	1,695
	SIGA Technologies Inc.	464,304	1,690
*,1	Evommune Inc.	126,549	1,682
*	Health Catalyst Inc.	840,318	1,672
*,1	Humacyte Inc.	2,122,919	1,657
*,1	Biodesix Inc.	72,031	1,624
*,1	Gyre Therapeutics Inc.	238,693	1,573
*,1	CAMP4 Therapeutics Corp.	357,195	1,561
*	Rafael Holdings Inc. Class B	474,431	1,556
*,1	Mobia Medical Inc.	115,842	1,552
*	American Well Corp. Class A	169,382	1,545
*,1	Q32 Bio Inc.	119,269	1,519
26

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Owlet Inc. Class A	263,688	1,514
*,1	Crescent Biopharma Inc.	83,801	1,508
*	MaxCyte Inc.	1,220,047	1,501
*,1	Cue Biopharma Inc.	47,090	1,486
*,1	Agenus Inc.	485,158	1,485
*,1	Insight Molecular Diagnostics Inc.	248,059	1,464
*,1	Microbot Medical Inc.	739,816	1,443
*,1	LENZ Therapeutics Inc.	253,113	1,438
*,1	Avita Medical Inc.	341,039	1,408
*,1	Genelux Corp.	467,369	1,407
*	OnKure Therapeutics Inc. Class A	302,423	1,379
*	Joint Corp.	156,473	1,374
*	Acumen Pharmaceuticals Inc.	513,511	1,371
*,1	Journey Medical Corp.	186,966	1,324
*	Spero Therapeutics Inc.	593,254	1,311
*	Tenaya Therapeutics Inc.	1,768,551	1,307
*,1	AirSculpt Technologies Inc.	287,416	1,293
*	Coya Therapeutics Inc.	219,955	1,287
*,1	NRX Therapeutics Inc.	313,881	1,284
*	Hyperfine Inc. Class A	939,686	1,269
*	Shoulder Innovations Inc.	59,974	1,216
*,1	Equillium Inc.	373,367	1,195
*	vTv Therapeutics Inc. Class A	31,402	1,182
*	Pro-Dex Inc.	19,706	1,154
*,1	Unicycive Therapeutics Inc.	240,017	1,126
*,1	TuHURA Biosciences Inc.	480,422	1,124
*	Aldeyra Therapeutics Inc.	521,515	1,111
*,1	Z Squared Inc.	103,275	1,093
*	OptimizeRx Corp.	187,686	1,074
*,1	Lixte Biotechnology Holdings Inc.	144,298	1,071
*	Cognition Therapeutics Inc.	923,898	1,062
*	Fractyl Health Inc.	1,336,118	1,061
*,1	Inovio Pharmaceuticals Inc.	963,325	1,060
*	CVRx Inc.	204,533	1,051
*,1	Streamex Corp.	1,227,990	1,044
*	iBio Inc.	582,071	1,019
*	Nautilus Biotechnology Inc.	543,262	1,016
*	Sanara Medtech Inc.	42,865	1,011
*	Anixa Biosciences Inc.	353,878	991
*,1	Cardiff Oncology Inc.	759,321	987
*,1	Gain Therapeutics Inc.	480,269	975
*,1	MAIA Biotechnology Inc.	668,115	962
*,1	Fortress Biotech Inc.	311,095	952
*,1	Atara Biotherapeutics Inc.	82,758	950
*	Black Diamond Therapeutics Inc.	511,250	946
*,1	Biomea Fusion Inc.	634,141	932
*,1	Solana Co.	555,980	917
*	Kewaunee Scientific Corp.	25,299	899
*	Outset Medical Inc.	206,540	892
*,1	Heron Therapeutics Inc.	2,063,361	881
*,1	Cingulate Inc.	160,396	877
*,1	Cibus Inc.	637,314	873
*	PepGen Inc.	480,909	866
*	Adicet Bio Inc.	98,912	855
*	CareCloud Inc.	402,256	853
*,1	Neonc Technologies Holdings Inc.	188,181	852
*	Exagen Inc.	179,415	834
*	Verrica Pharmaceuticals Inc.	135,465	829
*	Rein Therapeutics Inc.	785,543	817
*,1	Forum Markets Inc.	150,394	817
*	Armata Pharmaceuticals Inc.	125,873	816
*	Aardvark Therapeutics Inc.	140,389	809
*	MediciNova Inc.	609,052	804
*	Vivani Medical Inc.	643,786	798
*	ImmuCell Corp.	78,987	794
*,1	Kardigan Inc.	33,254	793
*	SANUWAVE Health Inc.	78,885	789
*,1	CapsoVision Inc.	100,983	765
*	Carlsmed Inc.	73,487	763
*,1	LeonaBio Inc.	82,390	757
27

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Neuraxis Inc.	101,292	740
*,1	Annovis Bio Inc.	393,887	733
*,1	Cypherpunk Technologies Inc.	1,148,035	703
*	Pliant Therapeutics Inc.	615,799	702
*,1	Acrivon Therapeutics Inc.	389,575	693
*	Sera Prognostics Inc. Class A	380,212	692
*,1	OS Therapies Inc.	361,536	687
*	Filana Therapeutics Inc.	563,883	671
*,1	Edesa Biotech Inc.	81,839	665
*	LENSAR Inc.	114,491	654
*	Cumberland Pharmaceuticals Inc.	99,719	646
*	Alpha Teknova Inc.	113,404	644
*,1	Rani Therapeutics Holdings Inc. Class A	834,894	635
*,1	aTyr Pharma Inc.	1,054,556	629
*	Seer Inc. Class A	377,324	626
*,1	Clene Inc.	99,589	613
*	PMV Pharmaceuticals Inc.	452,363	606
*	Telomir Pharmaceuticals Inc.	472,623	605
*,1	Beyondspring Inc.	343,113	600
*	Seres Therapeutics Inc.	75,849	598
*	TScan Therapeutics Inc.	609,569	597
*	Scilex Holding Co.	76,230	595
*	SkyAI Inc.	534,714	594
*	ElectroCore Inc.	68,402	591
*	Pulmonx Corp.	436,553	568
*,1	Elicio Therapeutics Inc.	143,596	561
*,1	Kalaris Therapeutics Inc.	137,373	559
*,1	Hyperion DeFi Inc.	176,041	553
*,1	Neuronetics Inc.	424,323	552
*	SCYNEXIS Inc.	128,195	522
*,1	Rallybio Corp.	32,447	519
*	PDS Biotechnology Corp.	583,951	515
*	DocGo Inc.	961,404	496
*	Veru Inc.	158,165	495
*,1	HeartBeam Inc.	656,120	492
*	Park Dental Partners Inc.	22,812	492
*,1	Nakamoto Inc.	123,165	486
*	Envoy Medical Inc.	606,649	480
*	Biote Corp. Class A	248,630	470
*	Sensus Healthcare Inc.	154,670	467
*	XBiotech Inc.	200,182	460
*	Pelthos Therapeutics Inc.	16,128	456
*	Talphera Inc.	440,104	453
*,1	Q/C Technologies Inc.	115,031	449
*	Precipio Inc.	17,695	438
*,1	Axe Compute Inc.	57,427	435
*,1	DarioHealth Corp.	65,675	433
*,1	Spectral AI Inc.	247,504	428
*	QT Imaging Holdings Inc.	103,720	422
*,1	SBC Medical Group Holdings Inc.	135,783	418
*	Cellectar Biosciences Inc.	143,222	398
*	Definitive Healthcare Corp. Class A	477,665	397
*,1	Greenland Mines Ltd.	1,490,547	388
*	Champions Oncology Inc.	62,775	387
*,1	Myomo Inc.	372,587	387
*,1	KALA BIO Inc.	220,623	382
*	Boundless Bio Inc.	152,011	380
*,1	Polaryx Therapeutics Inc.	142,033	378
*,1	Plus Therapeutics Inc.	86,245	377
*	Metagenomi Therapeutics Inc.	315,460	375
*	RenovoRx Inc.	379,921	372
*	Impact BioMedical Inc.	808,689	372
*,1	Gossamer Bio Inc.	2,243,305	369
*	PAVmed Inc.	61,604	366
*	Precision Optics Corp. Inc.	70,619	360
*	Rapid Micro Biosystems Inc. Class A	202,760	351
*,1	GridAI Technologies Corp.	74,060	347
*	Lantern Pharma Inc.	81,901	342
*	Dare Bioscience Inc.	161,385	341
*	Xilio Therapeutics Inc.	35,606	341
28

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Atlantic International Corp.	369,354	340
*	NanoViricides Inc.	245,335	339
*,1	Bioxcel Therapeutics Inc.	239,975	338
*,1	Mira Pharmaceuticals Inc.	355,504	336
*	Lite Strategy Inc.	361,956	334
*,1	ABVC BioPharma Inc.	208,279	329
*,1	Instil Bio Inc.	41,589	320
*,1	Inmune Bio Inc.	195,995	319
*	Kyntra Bio Inc.	42,265	319
*	ImageneBio Inc.	52,467	310
*	Dyadic International Inc.	344,606	309
*	Actinium Pharmaceuticals Inc.	315,369	309
*	Accuray Inc.	1,190,081	307
[1]	Stablecoin Development Corp.	281,981	296
*	Tela Bio Inc.	389,470	292
*	AIxCrypto Holdings Inc.	246,388	291
*	Context Therapeutics Inc.	520,997	289
*,1	Neuphoria Therapeutics Inc.	63,317	277
*	NeuroOne Medical Technologies Corp.	90,120	274
*	Lisata Therapeutics Inc.	80,444	273
*,1	Aligos Therapeutics Inc.	46,773	270
*	Eloxx Pharmaceuticals Inc.	19,291	268
*	Harvard Bioscience Inc.	42,043	259
*,1	Faeth Therapeutics Inc.	10,115	253
*,1	TherapeuticsMD Inc.	109,380	242
*	Modular Medical Inc.	53,527	241
*	Elutia Inc. Class A	242,643	238
*	Lipocine Inc.	88,050	225
*	IGC Pharma Inc.	814,914	222
*,1	Allarity Therapeutics Inc.	171,795	222
*,1	Quince Therapeutics Inc.	12,044	219
*,1	OneMedNet Corp.	307,170	218
*	Xtant Medical Holdings Inc.	515,337	217
*	CytoSorbents Corp.	574,463	215
*,1	Dogwood Therapeutics Inc.	132,154	213
*,1	CervoMed Inc.	66,028	205
*,1	Palatin Technologies Inc.	18,911	204
*	Rockwell Medical Inc.	359,156	198
*	Aytu BioPharma Inc.	92,146	198
*	Milestone Scientific Inc.	611,482	196
*	Atossa Therapeutics Inc.	99,071	191
*	Marker Therapeutics Inc.	128,076	188
*,1	eXoZymes Inc.	22,342	188
*	Senti Biosciences Holdings Inc.	168,626	185
*,1	GT Biopharma Inc.	376,399	184
*	Co-Diagnostics Inc.	58,275	181
*,1	Cocrystal Pharma Inc.	170,962	180
*,1	MiNK Therapeutics Inc.	15,382	180
*,1	Rocket One Inc.	177,991	178
*	VYNE Therapeutics Inc.	264,557	172
*	Passage Bio Inc.	35,200	172
*,1	Lexaria Bioscience Corp.	298,436	167
*	Nutriband Inc.	52,341	167
*	Tvardi Therapeutics Inc.	85,956	163
*	Actuate Therapeutics Inc.	106,048	162
*	Longeveron Inc. Class A	220,005	155
*	Estrella Immunopharma Inc.	148,247	154
*	Cryo-Cell International Inc.	45,314	145
*,1	Scienture Holdings Inc.	408,091	143
*,1	Tempest Therapeutics Inc.	128,944	143
*	P3 Health Partners Inc.	12,974	140
*	BioVie Inc.	70,906	138
*,1	Firefly Neuroscience Inc.	111,910	135
*	Jasper Therapeutics Inc.	312,032	131
*	IRIDEX Corp.	112,741	129
*,1	Traws Pharma Inc.	152,849	129
*	Skye Bioscience Inc.	184,978	128
*	IN8bio Inc.	88,865	125
*	Werewolf Therapeutics Inc.	344,231	124
*	Retractable Technologies Inc.	169,533	122
29

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	Theriva Biologics Inc.	486,179	122
*,1	SeaStar Medical Holding Corp.	33,091	121
*,1	Citius Pharmaceuticals Inc.	197,364	119
*,1	Moleculin Biotech Inc.	42,215	118
*,1	Femasys Inc.	27,936	117
*,1	Citius Oncology Inc.	176,225	115
*,1	Intensity Therapeutics Inc.	26,569	109
*	Cyclerion Therapeutics Inc.	30,915	105
*,1	Indaptus Therapeutics Inc.	33,652	101
*	Celularity Inc. Class A	166,056	99
*,1	Phio Pharmaceuticals Corp.	94,262	97
*	Vistagen Therapeutics Inc.	413,745	93
*,1	Bionano Genomics Inc.	82,388	93
*,1	CalciMedica Inc.	88,956	92
*	CEL-SCI Corp.	86,138	90
*,1	American Shared Hospital Services	55,662	88
*,1	BioCardia Inc.	69,023	86
*,1	USBC Inc.	272,014	85
*,1	Imunon Inc.	46,967	84
*,1	cbdMD Inc.	119,645	81
*,1	ZeroStack Corp.	25,440	76
*	Silo Pharma Inc.	11,956	74
*,1	Serina Therapeutics Inc.	36,393	71
*,1	VolitionRX Ltd.	50,684	68
*	Biofrontera Inc.	71,380	67
*,1	Curis Inc.	128,243	67
*	enVVeno Medical Corp.	6,287	67
*,1	Bullfrog AI Holdings Inc.	91,596	65
*,1	AEON Biopharma Inc. Class A	90,529	65
*,1	Pasithea Therapeutics Corp.	126,279	65
*,1	Exicure Inc.	28,883	60
*	Adagio Medical Holdings Inc.	91,512	60
*,1	Cadrenal Therapeutics Inc.	16,859	56
*,1	Aptevo Therapeutics Inc.	12,713	56
*,1	Aspire Biopharma Holdings Inc.	10,408	56
*	Pulmatrix Inc.	32,294	55
*	NextCure Inc.	33,566	54
*,1	Lunai Bioworks Inc.	16,081	53
*	Kiora Pharmaceuticals Inc.	19,861	52
*	Senestech Inc.	34,762	52
*,1	Acurx Pharmaceuticals Inc.	31,099	48
*,1	Apimeds Pharmaceuticals US Inc.	51,620	46
*	HeartSciences Inc.	17,968	45
*,1	bioAffinity Technologies Inc.	55,543	45
*	PharmaCyte Biotech Inc.	56,778	44
*,1	Cardio Diagnostics Holdings Inc.	20,155	44
*,1	Nexalin Technology Inc.	126,536	42
*,1	TransCode Therapeutics Inc.	6,545	41
*	SiNtx Technologies Inc.	20,905	39
*	ENDRA Life Sciences Inc.	7,339	39
*	BioAtla Inc.	9,164	38
*,1	Ernexa Therapeutics Inc.	5,684	38
*,1	GRI Bio Inc.	21,368	38
*	Xenetic Biosciences Inc.	12,681	37
*,1	CNS Pharmaceuticals Inc.	6,993	33
*,1	Cosmos Health Inc.	173,966	32
*,1	Soligenix Inc.	81,005	32
*	Alaunos Therapeutics Inc.	14,063	32
*,1	Creative Medical Technology Holdings Inc.	20,350	29
*	Decoy Therapeutics Inc.	4,034	29
*,1	Vivos Therapeutics Inc.	60,629	28
*	Beyond Air Inc.	62,741	28
*,1	Wellgistics Health Inc.	9,059	28
*	Bolt Biotherapeutics Inc.	7,060	27
*,1	Jupiter Neurosciences Inc.	128,042	27
*	Biomerica Inc.	14,514	26
*	Kairos Pharma Ltd.	67,944	26
*,1	Fibrobiologics Inc.	27,769	26
*	AquaBounty Technologies Inc.	23,371	25
*	Matinas BioPharma Holdings Inc.	40,110	25
30

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	VSee Health Inc.	213,716	25
*	Nexgel Inc.	48,920	24
*	Processa Pharmaceuticals Inc.	12,729	24
*	Sonoma Pharmaceuticals Inc.	18,787	23
*,1	Tenon Medical Inc.	71,715	23
*	Enveric Biosciences Inc.	14,912	21
*,1	Vyome Holdings Inc.	9,463	20
*	Aclarion Inc.	6,782	20
*	Genprex Inc.	36,350	19
*	Aprea Therapeutics Inc.	22,882	18
*	Mustang Bio Inc.	25,704	18
*,1	VivoSim Labs Inc.	15,371	16
*	Adial Pharmaceuticals Inc.	5,831	15
*	Intelligent Bio Solutions Inc.	5,810	13
*	MetaVia Inc.	8,919	13
*	20/20 Biolabs Inc.	24,530	13
*,1	OSR Health Inc.	37,373	12
*,1	Artelo Biosciences Inc.	10,129	11
*,1	Tevogen Bio Holdings Inc.	1,839	10
*,1	HCW Biologics Inc.	2,004	10
*	Alzamend Neuro Inc.	7,556	9
*,1	Liminatus Pharma Inc. Class A	50,440	6
*	BioRestorative Therapies Inc.	12,977	5
*	Semnur Pharmaceuticals Inc.	10,509	5
*,1	Ensysce Biosciences Inc.	12,854	4
*,1	Calidi Biotherapeutics Inc.	25,509	4
*	GeoVax Labs Inc.	3,217	4
*,1	Healthcare Triangle Inc.	859	2
*,2	Aravive Inc.	149,018	—
*,2	Third Harmonic Bio Inc.	243,703	—
*,1,2	Aceragen Inc.	39,478	—
*,2	MYOS Corp.	20,700	—
*,1,2	Avinger Inc.	23,802	—
*,1,2	MYOS Corp. (Registered)	48,410	—
*,2	TFF Pharmaceuticals Inc.	11,762	—
*,2	NeuBase Therapeutics Inc.	18,981	—
*	BNB Plus Corp.	386	—
*,1,2	Halo Spin-Out SPV Inc. Class A	5,950	—
*	ENvue Medical Inc.	189	—
*	Profusa Inc.	3,939	—
*,1,2	Coeptis Therapeutics Inc.	42,366	—
*	iSpecimen Inc.	31	—
			13,691,675
Industrials (21.2%)
*	Bloom Energy Corp. Class A	3,003,045	909,022
*	Rocket Lab Corp.	5,844,498	594,093
	Ferguson Enterprises Inc.	2,225,538	528,187
[1]	Sunbelt Rentals Holdings Inc.	4,707,887	352,197
	Carpenter Technology Corp.	570,170	351,704
	Curtiss-Wright Corp.	423,854	321,180
	FTAI Aviation Ltd.	1,177,196	318,467
	nVent Electric plc	1,855,480	314,708
*	ATI Inc.	1,565,973	308,653
*	Sterling Infrastructure Inc.	352,099	295,538
*	MasTec Inc.	706,971	294,142
	Woodward Inc.	683,750	290,895
*	XPO Inc.	1,347,388	276,605
	RB Global Inc.	2,138,117	248,984
*	RBC Bearings Inc.	361,970	233,130
	HEICO Corp. Class A	836,178	215,659
	BWX Technologies Inc.	1,051,292	204,634
*	Nextpower Inc. Class A	1,703,769	202,987
	ITT Inc.	1,025,924	202,887
	WESCO International Inc.	558,886	193,056
*	API Group Corp.	4,425,277	187,410
	Regal Rexnord Corp.	763,882	181,949
[1]	HEICO Corp.	501,104	178,488
*	Dycom Industries Inc.	344,473	174,162
*	Clean Harbors Inc.	570,179	170,341
31

Extended Market Index Fund
		Shares	Market Value• ($000)
	Carlisle Cos. Inc.	463,352	168,081
	Watsco Inc.	401,726	167,411
	Lincoln Electric Holdings Inc.	628,776	166,946
*	Modine Manufacturing Co.	605,061	161,563
	TransUnion	2,212,396	159,602
	Mueller Industries Inc.	1,268,809	155,975
	SS&C Technologies Holdings Inc.	2,376,879	147,485
	Owens Corning	924,162	146,905
	Knight-Swift Transportation Holdings Inc. Class A	1,865,101	145,235
	Graco Inc.	1,905,512	144,076
	Applied Industrial Technologies Inc.	424,337	143,490
*	SPX Technologies Inc.	574,496	140,849
	Moog Inc. Class A	326,335	138,314
*	American Airlines Group Inc.	7,588,521	137,125
	Acuity Inc.	345,615	130,179
	Advanced Drainage Systems Inc.	822,282	129,065
*	Saia Inc.	306,077	128,907
	Valmont Industries Inc.	222,809	128,694
	Argan Inc.	160,187	127,917
	Crane Co.	563,272	125,649
	Watts Water Technologies Inc. Class A	315,319	123,432
	Donaldson Co. Inc.	1,329,266	119,328
*	CACI International Inc. Class A	253,481	117,428
	Ryder System Inc.	444,196	117,166
	CNH Industrial NV	10,103,108	113,458
*	Planet Labs PBC Class A	3,361,341	111,361
	Oshkosh Corp.	715,504	109,816
	Flowserve Corp.	1,466,548	108,759
	Toro Co.	1,112,790	108,408
*	Chart Industries Inc.	516,251	107,865
*,1	QXO Inc.	6,233,500	107,715
	Allison Transmission Holdings Inc.	951,823	107,309
*	Kratos Defense & Security Solutions Inc.	2,151,641	107,281
	Timken Co.	725,452	105,423
*	Core & Main Inc. Class A	2,159,458	104,194
	ESCO Technologies Inc.	297,268	104,056
	AECOM	1,475,164	102,966
*	Vicor Corp.	268,096	101,818
	AAON Inc.	780,079	98,961
	Simpson Manufacturing Co. Inc.	472,175	98,850
	EnerSys	422,688	98,833
*	Everus Construction Group Inc.	585,617	97,183
	Terex Corp.	1,309,672	94,807
	Powell Industries Inc.	326,004	93,355
	Enpro Inc.	242,261	91,315
	UL Solutions Inc. Class A	892,818	90,942
	Federal Signal Corp.	700,217	89,971
*	MYR Group Inc.	178,654	89,398
	JBT Marel Corp.	597,581	86,649
	Hexcel Corp.	865,547	86,607
	Zurn Elkay Water Solutions Corp.	1,705,074	86,157
	Tetra Tech Inc.	2,979,357	86,074
	Booz Allen Hamilton Holding Corp.	1,383,850	83,958
*	Fluor Corp.	1,601,608	83,908
*	Kirby Corp.	614,396	83,539
*	Forgent Power Solutions Inc. Class A	1,479,649	82,653
	AGCO Corp.	689,805	82,570
*	Middleby Corp.	476,810	82,016
	Arcosa Inc.	563,602	81,886
*	Gates Industrial Corp. plc	2,912,149	81,453
	Landstar System Inc.	389,543	80,561
	Sensata Technologies Holding plc	1,667,830	79,622
	Granite Construction Inc.	502,141	79,378
	Armstrong World Industries Inc.	490,031	78,611
	Fortune Brands Innovations Inc.	1,368,280	75,119
*	Mercury Systems Inc.	605,752	74,102
*	IES Holdings Inc.	100,609	73,913
	VSE Corp.	321,772	73,525
	MSA Safety Inc.	416,622	72,734
	GATX Corp.	407,648	72,231
32

Extended Market Index Fund
		Shares	Market Value• ($000)
	U-Haul Holding Co. (XNYS)	1,241,703	71,646
*	Casella Waste Systems Inc. Class A	718,528	69,676
*	GXO Logistics Inc.	1,319,934	66,921
*	Alaska Air Group Inc.	1,278,506	66,738
	Matson Inc.	346,879	66,681
*	Construction Partners Inc. Class A	550,561	65,390
*	StandardAero Inc.	2,173,413	65,007
	Esab Corp.	656,618	64,762
*	AAR Corp.	449,802	64,290
*,1	Lyft Inc. Class A	4,352,204	63,586
*,1	Joby Aviation Inc.	7,108,404	63,407
	MSC Industrial Direct Co. Inc. Class A	525,652	62,526
	Primoris Services Corp.	622,336	61,686
*,1	AeroVironment Inc.	370,311	61,127
	WillScot Holdings Corp.	2,076,103	59,916
	Paycom Software Inc.	475,968	59,820
*	Trex Co. Inc.	1,191,400	59,618
	UFP Industries Inc.	648,441	58,840
*	SiteOne Landscape Supply Inc.	508,427	58,169
*	CECO Environmental Corp.	608,709	55,234
	Science Applications International Corp.	493,945	54,536
	AZZ Inc.	342,849	53,159
*	Xometry Inc. Class A	548,773	52,968
	CSW Industrials Inc.	188,952	52,585
*	Karman Holdings Inc.	1,049,003	52,366
*	RXO Inc.	1,891,491	52,186
*	Paylocity Holding Corp.	497,862	52,042
*	Legence Corp. Class A	608,125	51,831
*	FTI Consulting Inc.	339,418	50,577
	Herc Holdings Inc.	352,416	50,515
	KBR Inc.	1,453,212	50,179
*	OPENLANE Inc.	1,216,409	50,165
	Genpact Ltd.	1,809,905	49,772
*	Resideo Technologies Inc.	1,598,244	49,705
	Standex International Corp.	138,878	49,673
	Atmus Filtration Technologies Inc.	936,448	47,749
	Franklin Electric Co. Inc.	435,437	46,674
	Mueller Water Products Inc. Class A	1,793,278	46,320
	Brady Corp. Class A	500,925	45,870
*	ExlService Holdings Inc.	1,750,957	45,280
*	SkyWest Inc.	455,027	45,198
	Rush Enterprises Inc. Class A	617,273	45,052
	Brink's Co.	472,955	44,690
*	GEO Group Inc.	1,504,820	44,467
	UniFirst Corp.	166,849	44,125
*,1	Plug Power Inc.	15,999,756	43,359
	Griffon Corp.	442,135	43,121
	Kadant Inc.	135,429	42,556
	Tutor Perini Corp.	506,962	42,063
	Korn Ferry	594,880	39,607
*,1	Madison Air Solutions Corp. Class A	1,015,544	39,606
*	Hayward Holdings Inc.	2,287,284	39,593
	Leonardo DRS Inc.	888,163	37,898
	ArcBest Corp.	255,441	36,666
*	Sunrun Inc.	2,735,666	36,603
*	Amentum Holdings Inc.	1,764,981	36,482
	Robert Half Inc.	1,153,093	35,400
*	Archer Aviation Inc. Class A	7,329,799	34,670
*	CoreCivic Inc.	1,135,030	34,482
	McGrath RentCorp	281,948	34,124
	Helios Technologies Inc.	378,494	33,781
*	Loar Holdings Inc.	408,702	32,945
	Exponent Inc.	556,365	32,692
	HNI Corp.	801,456	32,387
	Maximus Inc.	601,756	32,350
*	Parsons Corp.	613,979	32,166
	Trinity Industries Inc.	911,964	31,536
	Boise Cascade Co.	404,373	31,391
*,1	Intuitive Machines Inc. Class A	1,449,240	30,999
*	Symbotic Inc. Class A	687,906	30,921
33

Extended Market Index Fund
		Shares	Market Value• ($000)
	Kennametal Inc.	873,922	30,631
	Hub Group Inc. Class A	695,411	30,452
*	Allegiant Travel Co.	257,686	30,304
*	Astronics Corp.	370,138	30,077
	Werner Enterprises Inc.	687,971	30,002
	ABM Industries Inc.	671,638	29,713
	Atkore Inc.	387,709	29,481
*	Ducommun Inc.	159,169	29,480
*	Centuri Holdings Inc.	972,241	29,401
*,1	Avis Budget Group Inc.	194,465	28,748
*	Blue Bird Corp.	362,932	28,657
*	Innodata Inc.	374,407	28,298
*	DNOW Inc.	2,096,521	27,192
	Pitney Bowes Inc.	1,428,800	25,033
*	NuScale Power Corp. Class A	2,465,523	24,729
*	DXP Enterprises Inc.	144,158	24,325
	Albany International Corp. Class A	326,063	24,292
*	Masterbrand Inc.	2,329,823	23,974
	Interface Inc. Class A	666,424	23,885
*,1	Arxis Inc. Class A	511,921	23,620
*,1	Eos Energy Enterprises Inc.	3,896,102	22,909
*	American Superconductor Corp.	546,832	22,699
*	Amprius Technologies Inc.	1,624,734	22,519
*	Proto Labs Inc.	272,912	22,245
	Gorman-Rupp Co.	239,318	21,955
*	FuelCell Energy Inc.	607,985	21,894
	Enerpac Tool Group Corp. Class A	592,470	21,246
	Schneider National Inc. Class B	571,080	20,862
	Alamo Group Inc.	124,050	20,405
*	JetBlue Airways Corp.	3,425,352	19,627
*	Fluence Energy Inc. Class A	973,914	19,361
*	Healthcare Services Group Inc.	787,927	19,351
	Worthington Enterprises Inc.	355,684	19,122
*	Shoals Technologies Group Inc. Class A	1,924,993	19,057
*	Hillman Solutions Corp.	2,256,359	19,044
*	Babcock & Wilcox Enterprises Inc.	1,349,080	19,022
*,1	Cardinal Infrastructure Group Inc. Class A	199,074	18,753
*	Vestis Corp.	1,288,826	18,714
	ManpowerGroup Inc.	532,727	17,990
*	CBIZ Inc.	551,338	17,687
	Allient Inc.	171,624	17,665
*	V2X Inc.	233,294	17,394
	Greenbrier Cos. Inc.	354,313	17,365
	Insperity Inc.	417,670	17,254
	Tennant Co.	195,862	17,146
*	Cimpress plc	166,776	16,961
*	TIC Solutions Inc.	2,081,418	16,839
*	NWPX Infrastructure Inc.	110,334	16,543
*	First Advantage Corp.	905,972	16,353
	TriNet Group Inc.	327,333	16,200
	Astec Industries Inc.	264,268	16,171
*,1	Red Cat Holdings Inc.	1,514,155	16,126
	Millerknoll Inc.	784,364	16,048
*	Huron Consulting Group Inc.	174,373	15,721
*	Redwire Corp.	1,278,629	15,638
*	Graham Corp.	126,190	15,621
*	NPK International Inc.	971,454	15,456
*	Gibraltar Industries Inc.	340,051	15,336
	ICF International Inc.	207,897	15,147
	Lindsay Corp.	119,674	14,816
*	ACV Auctions Inc. Class A	2,020,487	14,527
	Douglas Dynamics Inc.	264,139	14,250
*	Solv Energy Inc. Class A	408,417	13,907
*,1	Enovix Corp.	2,249,521	13,655
	Rush Enterprises Inc. Class B	176,822	13,527
	Tecnoglass Inc.	286,156	13,395
*,1	Array Technologies Inc.	1,776,113	13,161
*	Willdan Group Inc.	165,753	13,111
	Deluxe Corp.	525,803	12,556
	Preformed Line Products Co.	29,757	12,217
34

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Upwork Inc.	1,419,310	11,865
	Marten Transport Ltd.	664,006	11,521
*	Alliance Laundry Holdings Inc.	431,283	11,438
*	BrightView Holdings Inc.	796,363	11,284
	LSI Industries Inc.	422,951	11,242
	Apogee Enterprises Inc.	245,013	11,207
	Concentrix Corp.	499,119	11,183
*	Firefly Aerospace Inc.	379,396	11,154
	Genco Shipping & Trading Ltd.	438,691	10,871
*	Liquidity Services Inc.	272,168	10,647
*,1	Clarivate plc	4,923,885	10,636
	CRA International Inc.	74,405	10,588
*	BlackSky Technology Inc. Class A	363,305	10,143
	Barrett Business Services Inc.	283,188	10,059
*	Limbach Holdings Inc.	129,956	10,007
	Cadre Holdings Inc.	350,435	9,991
*	Transcat Inc.	106,606	9,890
*	Ameresco Inc. Class A	356,666	9,844
*,1	X-Energy Inc. Class A	533,646	9,798
	Quanex Building Products Corp.	525,704	9,789
*,1	NANO Nuclear Energy Inc.	441,968	9,343
*	Janus International Group Inc.	1,573,699	8,734
*,1	AIAI Holdings Corp. Class A	620,757	8,635
	Kforce Inc.	180,897	8,488
	Willis Lease Finance Corp.	36,331	8,313
*	Custom Truck One Source Inc.	700,055	8,268
	Heartland Express Inc.	524,412	7,982
	Park Aerospace Corp.	207,531	7,919
*	Legalzoom.com Inc.	1,286,487	7,886
*	Onterris Inc.	388,285	7,847
*,1	Frontier Group Holdings Inc.	981,479	7,764
*	Hyliion Holdings Corp.	1,483,537	7,729
	Covenant Logistics Group Inc. Class A	173,863	7,681
*,1	Spire Global Inc. Class A	409,119	7,610
	National Presto Industries Inc.	60,756	7,594
*	Verra Mobility Corp. Class A	1,747,324	7,426
*	Orion Group Holdings Inc.	440,685	7,412
*	Enviri Corp.	315,613	6,928
*,1	EquipmentShare.com Inc. Class A	344,667	6,776
	Insteel Industries Inc.	222,971	6,734
	Miller Industries Inc.	131,036	6,702
*,1	Energy Vault Holdings Inc.	1,355,598	6,385
	FTAI Infrastructure Inc.	1,371,637	6,364
*	Mayville Engineering Co. Inc.	169,276	6,341
	Wabash National Corp.	465,462	6,284
	Ennis Inc.	290,406	6,171
*	Beta Technologies Inc. Class A	362,189	6,067
*,1	Aevex Corp. Class A	285,270	5,959
*,1	Andersen Group Inc. Class A	156,032	5,886
*,1	Resolute Holdings Management Inc.	40,662	5,877
*	Manitowoc Co. Inc.	406,629	5,648
	Luxfer Holdings plc	306,556	5,530
*,1	York Space Systems Inc.	222,511	5,478
*	BlueLinx Holdings Inc.	88,425	5,472
*,1	Astronics Corp. Class B	71,409	5,427
*	Energy Recovery Inc.	593,233	5,351
	Global Industrial Co.	157,917	5,284
*	L B Foster Co. Class A	115,742	5,228
*	3D Systems Corp.	1,722,729	5,203
*	Satellogic Inc. Class A	903,244	5,167
*	Bowman Consulting Group Ltd.	171,332	5,003
	Columbus McKinnon Corp.	330,081	4,994
*,1	Republic Airways Holdings Inc.	237,339	4,986
*	Titan Machinery Inc.	230,344	4,865
*,1	Voyager Technologies Inc. Class A	146,124	4,713
	Hyster-Yale Inc.	132,718	4,653
	Kelly Services Inc. Class A	368,236	4,522
*,1	Terrestrial Energy Inc.	626,957	4,439
*	Matrix Service Co.	322,335	4,416
	ACCO Brands Corp.	1,055,717	4,392
35

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Titan International Inc.	566,193	4,365
	Park-Ohio Holdings Corp.	112,897	4,341
*,1	Richtech Robotics Inc. Class B	1,853,613	3,911
*	Radiant Logistics Inc.	412,960	3,907
*	Mistras Group Inc.	214,613	3,749
*,1	Hawkeye 360 Inc.	181,759	3,675
*,1	Velo3D Inc.	201,951	3,544
*	Forward Air Corp.	254,307	3,436
*,1	Virgin Galactic Holdings Inc.	1,159,357	3,351
*,1	Hertz Global Holdings Inc.	1,467,297	3,323
*,1	Falcon's Beyond Global Inc. Class A	185,169	3,318
	Karat Packaging Inc.	97,310	3,256
	Alight Inc. Class A	5,520,997	3,092
*	Eve Holding Inc.	1,210,300	3,038
*,1	SES AI Corp. Class A	3,152,575	3,027
*	Concrete Pumping Holdings Inc.	250,348	3,017
	Twin Disc Inc.	129,011	2,993
	Quad/Graphics Inc.	351,402	2,962
*	Power Solutions International Inc.	75,598	2,940
*	Perma-Fix Environmental Services Inc.	194,162	2,775
*,1	Sky Harbour Group Corp. Class A	280,315	2,758
*	Microvast Holdings Inc.	2,332,150	2,729
*	Franklin Covey Co.	108,053	2,651
*,1	Sidus Space Inc. Class A	929,592	2,612
*	Innovative Solutions & Support Inc.	143,597	2,585
*	Asure Software Inc.	321,583	2,553
*	Perma-Pipe International Holdings Inc.	93,558	2,548
*	Conduent Inc.	1,737,779	2,537
*,1	Palladyne AI Corp.	417,198	2,537
	Pangaea Logistics Solutions Ltd.	389,323	2,531
*	TrueBlue Inc.	349,227	2,434
*	Hudson Technologies Inc.	423,209	2,429
*	AerSale Corp.	355,661	2,248
*,1	Merlin Inc.	391,813	2,229
*	NN Inc.	606,345	2,177
*,1	Taylor Devices Inc.	36,913	2,166
*	AirJoule Technologies Corp.	381,033	2,111
*,1	Elmet Group Co.	104,285	2,059
*	Distribution Solutions Group Inc.	74,866	2,048
*,1	KULR Technology Group Inc.	520,344	1,983
*	Cleancore Solutions Inc. Class B	2,318,691	1,901
*	Proficient Auto Logistics Inc.	269,587	1,836
*,1	Starfighters Space Inc.	334,886	1,782
	Eastern Co.	63,450	1,767
*	Gencor Industries Inc.	116,698	1,741
	Resources Connection Inc.	404,386	1,719
	Espey Manufacturing & Electronics Corp.	24,479	1,649
*	Commercial Vehicle Group Inc.	352,622	1,629
*	FreightCar America Inc.	163,636	1,594
*	Hurco Cos. Inc.	67,183	1,538
*	RCM Technologies Inc.	54,489	1,538
*,1	Energous Corp.	63,827	1,535
*,1	ChargePoint Holdings Inc.	254,727	1,505
*	Alta Equipment Group Inc.	230,301	1,490
*,1	Applied Aerospace & Defense Inc.	64,240	1,463
*	JELD-WEN Holding Inc.	961,258	1,442
*,1	Byrna Technologies Inc.	208,602	1,400
*,1	Swarmer Inc.	30,968	1,372
*	CEA Industries Inc.	499,526	1,359
*,1	NeoVolta Inc.	415,236	1,308
	Omega Flex Inc.	39,163	1,229
*,1	Surf Air Mobility Inc.	1,040,730	1,207
*,1	ERock Inc. Class A	81,636	1,184
*,1	U-Haul Holding Co.	18,077	1,183
*	SKYX Platforms Corp.	1,042,479	1,152
*	Forrester Research Inc.	135,053	1,136
*	Broadwind Inc.	234,844	1,134
	Universal Logistics Holdings Inc.	75,107	1,112
*	SIFCO Industries Inc.	46,520	1,089
*	GrafTech International Ltd.	182,640	1,079
36

Extended Market Index Fund
		Shares	Market Value• ($000)
*	INNOVATE Corp.	57,730	1,078
*	CitroTech Inc.	194,763	1,075
*,1	Blink Charging Co.	1,653,231	1,058
*	Tecogen Inc.	189,154	987
*	ITG Inc. Class A	61,632	986
*	Team Inc.	52,569	908
	TaskUS Inc. Class A	191,264	895
*	Optex Systems Holdings Inc.	63,028	884
*	Tigo Energy Inc.	369,779	862
*,1	AIRO Group Holdings Inc.	116,268	859
	EVI Industries Inc.	57,773	854
*,1	Stem Inc.	106,310	830
*	PAMT Corp.	58,765	823
	HireQuest Inc.	62,645	787
*,1	Momentus Inc.	115,779	778
*	Ultralife Corp.	117,538	743
*	Net Power Inc.	442,118	738
	Virco Manufacturing Corp.	115,478	709
*	DLH Holdings Corp.	134,398	706
*,1	Visionwave Holdings Inc.	163,460	703
*	AgEagle Aerial Systems Inc.	785,320	700
*	Westwater Resources Inc.	1,360,351	687
	BGSF Inc.	119,667	683
*,1	Ocean Power Technologies Inc.	2,570,900	674
*	Hyperscale Data Inc.	4,660,316	656
*	Safe Pro Group Inc.	146,362	634
*	CPI Aerostructures Inc.	117,614	610
*,1	Laser Photonics Corp.	364,243	601
*	Bridger Aerospace Group Holdings Inc.	304,235	584
*	Alpha Pro Tech Ltd.	102,260	575
*	FTC Solar Inc.	112,666	572
*	Fuel Tech Inc.	255,314	564
*,1	SunPower Inc.	798,747	549
	NLI Holdings Inc.	91,808	546
*,1	LanzaTech Global Inc.	79,070	539
*	TechPrecision Corp.	95,047	498
*,1	Odyssey Marine Exploration Inc. Class B	573,057	487
*	Birchtech Corp.	233,653	479
*	Orion Energy Systems Inc.	40,033	468
	CompX International Inc.	17,673	440
*,1	Wheels Up Experience Inc. Class A	48,550	436
*	TTEC Holdings Inc.	214,188	416
*,1	Nixxy Inc.	268,129	402
*,1	RYTHM Inc.	15,742	401
*	VirTra Inc.	126,391	397
*	Mastech Digital Inc.	50,893	393
*,1	Knightscope Inc. Class A	177,169	374
	Public Policy Holding Co. Inc.	48,428	359
*	Pioneer Power Solutions Inc.	90,923	358
*,1	Nuburu Inc.	2,710,376	347
*,1	JFB Construction Holdings Class A	69,522	334
*	Where Food Comes From Inc.	26,681	331
*	Star Equity Holdings Inc.	29,187	311
*,1	Xos Inc.	101,434	306
*	Air T Inc.	11,563	294
*	Shimmick Corp.	62,307	285
*	Bimergen Energy Corp.	68,120	277
*,1	VenHub Global Inc.	253,410	266
*,1	Solidion Technology Inc.	27,949	260
*,1	Beam Global	199,362	259
*,1	ESS Tech Inc.	271,539	258
*,1	Skillsoft Corp.	49,249	255
*,1	flyExclusive Inc. Class A	126,354	253
*	Nephros Inc.	67,742	242
*	GEE Group Inc.	1,107,632	233
*,1	Exyn Technologies Inc.	42,230	220
*	Mobile Infrastructure Corp. Class A	158,736	219
*,1	Dragonfly Energy Holdings Corp.	106,321	208
*	374Water Inc.	108,643	206
	Royalty Management Holding Corp.	72,699	190
37

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Quest Resource Holding Corp.	141,203	178
*	ClearSign Technologies Corp.	46,403	170
*	Flux Power Holdings Inc.	185,796	161
*,1	Energy Focus Inc.	43,332	143
*	Lakeside Holding Ltd.	295,675	128
*,1	SolarMax Technology Inc.	361,185	126
*,1	Stardust Power Inc.	77,541	121
*	Air Industries Group	36,897	111
*	Southland Holdings Inc.	156,832	104
*,1	Sunation Energy Inc.	43,479	103
*	Jewett-Cameron Trading Co. Ltd.	36,630	89
	Chicago Rivet & Machine Co.	8,384	87
*,1	Aqua Metals Inc.	29,215	84
*	TOMI Environmental Solutions Inc.	89,919	74
*	Volato Group Inc.	427,843	69
*	Art's-Way Manufacturing Co. Inc.	23,194	61
*,1	Our Bond Inc.	95,223	61
*,1	Expion360 Inc.	128,356	58
*,1	Rain Enhancement Technologies Holdco Inc. Class A	27,943	58
*	Zeo Energy Corp.	81,254	54
*,1	Olenox Industries Inc.	8,461	46
*	LiqTech International Inc.	49,175	42
*,1	Nauticus Robotics Inc.	31,944	39
*,1	Arrive AI Inc.	87,839	38
*,1	DSS Inc.	58,032	34
*	Hydrofarm Holdings Group Inc.	39,683	34
*	Avalon Holdings Corp. Class A	10,649	27
*	Armlogi Holding Corp.	84,746	25
*	Cheetah Net Supply Chain Service Inc. Class A	13,054	22
*	Marwynn Holdings Inc.	16,872	18
*,1	Polar Power Inc.	7,863	14
*	FGI Industries Ltd.	3,373	14
*,1	Flash Sports & Media Holdings Inc.	7,614	14
*	Singularity Future Technology Ltd.	40,146	12
*,1	Toppoint Holdings Inc.	10,809	11
*	Duke Robotics Corp.	1,929	11
*,1	Greenwave Technology Solutions Inc.	3,045	9
*,1	Cycurion Inc.	12,926	7
*,2	Northann Corp.	45,539	7
*	Jet.AI Inc.	700	6
*	Professional Diversity Network Inc.	7,603	5
*,1	Callan Jmb Inc.	6,664	5
*,1,2	Hyzon Motors Inc. Class A	24,393	—
*,2	ShiftPixy Inc.	19	—
*,1,2	Hyperscale Data Inc. Class B	12,738	—
			20,670,624
Information Technology (18.5%)
*	Snowflake Inc. Class A	3,967,178	1,009,647
*	Cloudflare Inc. Class A	3,666,832	899,401
*	Astera Labs Inc.	1,534,286	741,091
*	Credo Technology Group Holding Ltd.	1,862,688	506,558
*	Twilio Inc. Class A	1,741,716	359,368
	MKS Inc.	775,059	344,746
*	Strategy Inc.	3,796,168	330,001
	Entegris Inc.	1,750,015	314,758
*	MongoDB Inc.	922,289	309,797
*,1	CoreWeave Inc. Class A	3,030,331	301,639
*	MACOM Technology Solutions Holdings Inc.	752,974	286,409
*	Everpure Inc. Class A	3,621,079	285,305
*	Zoom Communications Inc.	3,052,954	263,500
*	Okta Inc.	1,924,025	262,533
*	Lattice Semiconductor Corp.	1,572,187	240,482
*	Fabrinet	411,147	231,098
	TD SYNNEX Corp.	858,025	229,384
*,1	IonQ Inc.	4,283,456	228,137
*	TTM Technologies Inc.	1,191,671	222,866
*	Onto Innovation Inc.	570,802	216,020
*	SiTime Corp.	254,436	189,697
*	Semtech Corp.	1,068,485	172,934
38

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Zscaler Inc.	1,180,950	166,691
*	Rambus Inc.	1,240,916	164,719
	Advanced Energy Industries Inc.	436,395	162,719
*	Sanmina Corp.	615,037	155,654
*	Nutanix Inc. Class A	3,044,390	155,142
*	Dynatrace Inc.	3,381,939	148,501
*	Rubrik Inc. Class A	1,846,944	148,273
*	DigitalOcean Holdings Inc.	934,137	146,688
*	FormFactor Inc.	894,488	143,055
*	Atlassian Corp. Class A	1,830,268	142,377
*	Viasat Inc.	1,558,626	139,980
	Cognex Corp.	1,909,800	138,308
*	Samsara Inc. Class A	4,257,474	138,070
*	Hut 8 Corp.	1,149,844	132,744
	Littelfuse Inc.	290,242	132,156
*,1	Applied Optoelectronics Inc.	865,572	128,243
*	Viavi Solutions Inc.	2,684,040	128,163
*	Arrow Electronics Inc.	586,844	125,238
*	MaxLinear Inc. Class A	965,870	123,660
*	Guidewire Software Inc.	971,619	119,558
*	Unity Software Inc.	4,007,523	114,535
*,1	Terawulf Inc.	4,605,564	113,757
	Amkor Technology Inc.	1,308,238	112,809
*,1	Applied Digital Corp.	2,918,390	108,856
*	HubSpot Inc.	587,283	107,185
*	Riot Platforms Inc.	3,701,193	101,339
*,1	D-Wave Quantum Inc.	4,208,131	100,953
*	Allegro MicroSystems Inc.	1,424,517	99,175
*	Docusign Inc.	2,227,716	98,955
*,1	Aurora Innovation Inc. Class A	14,423,333	98,367
*	Manhattan Associates Inc.	679,224	94,582
	Ralliant Corp.	1,283,629	94,514
*	Core Scientific Inc.	3,647,675	93,344
*	Plexus Corp.	307,061	92,324
*,1	Cerebras Systems Inc. Class A	395,915	87,497
[1]	BitMine Immersion Technologies Inc.	6,537,097	87,009
*	Cirrus Logic Inc.	585,570	86,975
*	Qorvo Inc.	917,840	85,607
*	Cipher Digital Inc.	3,473,219	85,094
	InterDigital Inc.	296,603	83,977
	Avnet Inc.	941,470	83,621
*	ACM Research Inc. Class A	654,813	83,089
*	Silicon Laboratories Inc.	378,656	82,759
	Vishay Intertechnology Inc.	1,529,267	82,244
	Kulicke & Soffa Industries Inc.	600,372	80,306
*	Enphase Energy Inc.	1,512,649	74,483
*,1	Rigetti Computing Inc.	3,815,099	73,708
*	Ultra Clean Holdings Inc.	514,355	73,342
*	Commvault Systems Inc.	472,890	67,023
*	Axcelis Technologies Inc.	352,669	66,813
*,1	Novanta Inc.	408,348	66,250
*	SentinelOne Inc. Class A	3,830,009	64,995
*,1	MARA Holdings Inc.	4,373,035	60,741
*	Elastic NV	1,044,509	59,558
*	ACI Worldwide Inc.	1,166,781	58,677
	Clear Secure Inc. Class A	1,050,641	58,552
*	Diodes Inc.	527,247	57,702
*	Qualys Inc.	404,371	55,597
*	Varonis Systems Inc.	1,316,998	55,261
*	Synaptics Inc.	442,846	55,015
*	Procore Technologies Inc.	1,332,630	54,131
	Belden Inc.	446,562	53,547
	Power Integrations Inc.	638,760	53,503
*,1	UiPath Inc. Class A	4,897,073	53,231
*	Veeco Instruments Inc.	700,358	53,087
*,1	Life360 Inc.	929,270	51,444
	Bentley Systems Inc. Class B	1,711,723	51,163
*	Gitlab Inc. Class A	1,664,398	50,814
*	Mirion Technologies Inc. Class A	2,806,395	50,319
	Badger Meter Inc.	334,859	49,686
39

Extended Market Index Fund
		Shares	Market Value• ($000)
*	AXT Inc.	686,052	49,451
*	Extreme Networks Inc.	1,501,192	48,594
*,1	ServiceTitan Inc. Class A	674,009	47,659
*,1	EPAM Systems Inc.	599,053	47,535
*	Dropbox Inc. Class A	1,713,429	47,068
	Vontier Corp.	1,617,439	46,906
*,1	Ondas Inc.	5,684,053	46,837
*	Tenable Holdings Inc.	1,264,964	46,652
*	Zeta Global Holdings Corp. Class A	2,353,421	46,315
	Bel Fuse Inc. Class B	137,836	45,905
*	Ouster Inc.	730,392	45,664
*	nLight Inc.	646,917	45,038
*	Ichor Holdings Ltd.	398,615	44,756
*	Impinj Inc.	310,884	44,528
*	Appfolio Inc. Class A	275,934	44,246
*	Itron Inc.	508,523	44,003
	Universal Display Corp.	498,501	43,165
*	Cleanspark Inc.	2,942,329	42,811
*	Insight Enterprises Inc.	346,411	42,193
*	Box Inc. Class A	1,587,219	42,125
	Adeia Inc.	1,266,376	41,702
*	Navitas Semiconductor Corp. Class A	2,309,237	41,382
*	Circle Internet Group Inc. Class A	658,877	41,265
*	Ambarella Inc.	477,345	40,956
*	SolarEdge Technologies Inc.	698,197	40,803
*	Knowles Corp.	979,827	40,643
	Benchmark Electronics Inc.	411,072	40,560
*	Penguin Solutions Inc.	529,263	40,229
*	Cohu Inc.	540,351	39,937
*	OSI Systems Inc.	177,721	38,868
*	Teradata Corp.	1,079,771	37,414
	Dolby Laboratories Inc. Class A	692,961	36,436
*	Q2 Holdings Inc.	717,930	34,532
*	IPG Photonics Corp.	292,092	34,268
*,1	Keel Infrastructure Corp.	5,958,677	34,203
*	NetScout Systems Inc.	779,701	33,956
*	Diebold Nixdorf Inc.	396,830	33,738
*	BILL Holdings Inc.	931,631	33,688
	Vistance Networks Inc.	2,594,561	33,158
	RingCentral Inc. Class A	849,162	33,100
[1]	GPGI Inc. Class A	2,062,036	32,683
*	Aehr Test Systems	338,951	32,560
*	Digi International Inc.	431,921	32,372
*	CCC Intelligent Solutions Holdings Inc.	6,125,729	31,609
*	Rogers Corp.	190,293	31,157
	Pegasystems Inc.	1,034,867	31,015
*	Fastly Inc. Class A	1,687,108	30,975
	A10 Networks Inc.	826,093	30,863
*	PDF Solutions Inc.	432,534	30,619
*	Agilysys Inc.	292,759	30,593
*,1	SoundHound AI Inc. Class A	4,590,877	29,703
*	Kyndryl Holdings Inc.	2,587,427	29,264
*	Workiva Inc. Class A	603,069	29,255
	Crane NXT Co.	567,676	29,042
*	LiveRamp Holdings Inc.	723,616	27,237
*	Alarm.com Holdings Inc.	567,787	26,527
	Ubiquiti Inc.	48,649	25,980
	ePlus Inc.	299,804	24,953
*	Calix Inc.	665,751	24,846
*	Freshworks Inc. Class A	2,433,789	24,630
*	Braze Inc. Class A	1,132,545	24,565
*	Klaviyo Inc. Class A	1,617,775	24,428
*	SPS Commerce Inc.	421,209	24,081
*,1	Netskope Inc. Class A	2,152,064	23,544
*,1	Infleqtion Inc.	1,714,743	22,840
*	T1 Energy Inc.	2,401,940	22,770
*	Photronics Inc.	675,599	21,977
	CTS Corp.	328,118	21,390
*,1	Quantum Computing Inc.	2,196,251	21,304
*	Vishay Precision Group Inc.	140,846	21,114
40

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Harmonic Inc.	1,243,337	20,304
*,1	BigBear.ai Holdings Inc.	5,497,967	20,178
*	Five9 Inc.	878,303	18,725
*	nCino Inc.	1,140,339	18,645
*	Arteris Inc.	381,121	18,519
*	NextNav Inc.	1,037,374	18,496
*	AvePoint Inc.	1,582,438	17,739
*	Porch Group Inc.	1,175,778	17,684
*	Arlo Technologies Inc.	1,255,486	16,924
*,1	Wolfspeed Inc.	349,165	16,847
*,1	Alkami Technology Inc.	917,983	16,634
*	DXC Technology Co.	1,877,058	16,612
*,1	Lightwave Logic Inc.	1,727,674	16,344
*	Progress Software Corp.	482,483	16,202
*	Digital Turbine Inc.	1,235,872	15,943
*	BlackLine Inc.	566,350	15,897
	Napco Security Technologies Inc.	408,740	15,524
*	Intapp Inc.	611,374	15,413
*	CEVA Inc.	321,921	15,182
*	Alpha & Omega Semiconductor Ltd.	287,375	13,601
*,1	C3.ai Inc. Class A	1,489,651	13,541
*	NCR Voyix Corp.	1,581,188	12,918
*,1	SailPoint Inc.	846,081	12,387
*	Blackbaud Inc.	405,418	12,008
*	ADTRAN Holdings Inc.	858,101	11,928
*	SkyWater Technology Inc.	327,254	11,395
*	ScanSource Inc.	214,834	11,191
*,1	Unusual Machines Inc.	499,203	11,132
*,1	indie Semiconductor Inc. Class A	2,440,238	10,957
*	Backblaze Inc. Class A	688,048	10,912
*,1	LightPath Technologies Inc. Class A	648,867	10,609
*	Appian Corp. Class A	457,401	10,474
*	Mitek Systems Inc.	515,866	10,384
*	Vertex Inc. Class A	846,887	9,722
*	Red Violet Inc.	151,511	9,654
*	Aeva Technologies Inc.	335,393	9,632
*	Evolv Technologies Holdings Inc.	1,640,960	9,518
	PC Connection Inc.	130,359	9,515
*	Daktronics Inc.	472,008	9,232
*	Ambiq Micro Inc.	104,522	9,229
*	Kopin Corp.	2,021,916	9,058
*	PagerDuty Inc.	881,085	8,502
*	Everforth Inc.	470,804	8,413
*	Amplitude Inc. Class A	1,082,887	8,284
*	PAR Technology Corp.	474,477	8,265
*	Consensus Cloud Solutions Inc.	211,084	8,053
*,1	Asana Inc. Class A	1,124,076	7,869
*,1	Rackspace Technology Inc.	1,195,440	7,806
	Methode Electronics Inc.	406,192	7,705
*	Eastman Kodak Co.	826,303	7,643
*	NETGEAR Inc.	309,004	7,215
*	Kimball Electronics Inc.	277,981	7,116
*,1	Bit Digital Inc.	3,805,989	6,851
*	Sprinklr Inc. Class A	1,303,370	6,725
*	Daily Journal Corp.	10,568	6,353
	OneSpan Inc.	425,474	6,106
*	Cerence Inc.	527,252	5,968
	NVE Corp.	56,621	5,920
*	Boost Run Inc. Class A	150,150	5,827
	Bel Fuse Inc. Class A	19,476	5,672
*	Rapid7 Inc.	690,693	5,595
*	Ooma Inc.	290,557	5,585
*	Frequency Electronics Inc.	80,398	5,334
*	Everspin Technologies Inc.	220,183	5,324
*	Powerfleet Inc.	1,385,011	5,305
*	Corsair Gaming Inc.	546,160	5,281
*	Clearfield Inc.	127,940	5,091
*	Weave Communications Inc.	805,802	4,827
*	Yext Inc.	1,009,315	4,714
*	Sprout Social Inc. Class A	622,923	4,703
41

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	One Stop Systems Inc.	257,121	4,674
*	Xperi Inc.	558,573	4,597
	Climb Global Solutions Inc.	193,303	4,487
*	M-Tron Industries Inc.	45,214	4,483
*,1	Whitefiber Inc.	115,393	4,483
[1]	Xerox Holdings Corp.	1,407,822	4,406
*	I3 Verticals Inc. Class A	199,089	4,253
*	Grid Dynamics Holdings Inc.	747,690	4,247
*	Blend Labs Inc. Class A	2,403,559	4,110
*,1	Atomera Inc.	457,294	3,983
*,1	QuickLogic Corp.	194,721	3,889
*	BK Technologies Corp.	44,301	3,809
*,1	TSS Inc.	268,028	3,297
*,1	Duos Technologies Group Inc.	271,025	3,252
*	N-able Inc.	877,213	3,219
*	Aviat Networks Inc.	135,852	3,016
	Hackett Group Inc.	275,448	2,967
*	Unisys Corp.	808,178	2,958
*	908 Devices Inc.	340,050	2,958
*	Viant Technology Inc. Class A	233,454	2,956
*,1	Forward Industries Inc.	695,125	2,933
*,1	Aeluma Inc.	132,099	2,917
*	Telos Corp.	623,605	2,869
*	Amtech Systems Inc.	124,071	2,864
	Richardson Electronics Ltd.	143,150	2,721
*	8x8 Inc.	1,582,342	2,706
*,1	Quantinuum Inc. Class A	32,187	2,631
*,1	GSI Technology Inc.	335,883	2,596
*	inTEST Corp.	136,878	2,487
*	AstroNova Inc.	86,127	2,452
*,1	Vuzix Corp.	844,966	2,450
*,1	Datavault AI Inc. (XNCM)	6,997,560	2,449
*	SmartRent Inc. Class A	2,053,217	2,443
*	Ribbon Communications Inc.	1,030,468	2,411
*	Rimini Street Inc.	558,544	2,379
*,1	GCT Semiconductor Holding Inc.	800,086	2,376
*	Commerce.com Inc.	794,780	2,353
*	RF Industries Ltd.	106,342	2,256
*	Lantronix Inc.	381,724	2,245
*	Via Transportation Inc. Class A	121,723	2,208
*,1	American Bitcoin Corp. Class A	3,141,311	2,140
	Immersion Corp.	309,017	2,092
*,1	EverCommerce Inc.	201,197	2,024
*	Turtle Beach Corp.	161,938	2,016
*	Thryv Holdings Inc.	477,941	1,883
*,1	Quantum Corp.	170,893	1,880
*,1	AmpliTech Group Inc.	251,855	1,753
*,1	WidePoint Corp.	94,619	1,656
	Information Services Group Inc.	392,386	1,613
*	KVH Industries Inc.	158,618	1,572
*,1	Digimarc Corp.	187,146	1,538
*	Crexendo Inc.	203,387	1,519
*	CPI Card Group Inc.	72,906	1,515
*	Domo Inc. Class B	473,006	1,481
*	Optical Cable Corp.	70,453	1,477
*	Inseego Corp.	142,470	1,472
*	Silvaco Group Inc.	105,030	1,448
*,1	Tucows Inc. Class A	98,374	1,325
*	Kaltura Inc.	1,016,497	1,321
*,1	Syntec Optics Holdings Inc.	105,826	1,318
*	TON Strategy Co.	509,457	1,299
	ReposiTrak Inc.	143,581	1,292
*,1	Veritone Inc.	920,475	1,261
*,1	Blaize Holdings Inc.	911,602	1,258
*	eGain Corp.	198,557	1,251
*,1	MicroVision Inc.	3,719,344	1,216
*	Expensify Inc. Class A	636,119	1,139
*,1	Rekor Systems Inc.	1,612,514	1,121
*,1	Soluna Holdings Inc.	825,723	1,115
*	CS Disco Inc.	291,353	1,101
42

Extended Market Index Fund
		Shares	Market Value• ($000)
*	SoundThinking Inc.	112,862	1,021
*,1	Trio-Tech International	82,111	1,012
*	Intellicheck Inc.	229,276	940
*,1	XTI Aerospace Inc.	510,635	924
*	Sono-Tek Corp.	145,774	892
*,1	CPS Technologies Corp.	152,647	843
*,1	ChronoScale Corp.	37,583	835
*	Genasys Inc.	489,727	833
*,1	Brand Engagement Network Inc.	46,823	801
*	Airgain Inc.	125,401	790
*	AEye Inc.	518,976	747
*	Comtech Telecommunications Corp.	335,218	704
*,1	Virtuix Holdings Inc. Class A	229,194	699
*	Ideal Power Inc.	127,728	685
*	Research Solutions Inc.	287,067	666
*	TransAct Technologies Inc.	110,927	648
*	Datacentrex Inc.	347,705	619
*,1	Ascent Solar Technologies Inc.	121,213	606
*	Identiv Inc.	240,144	605
*,1	Airship AI Holdings Inc.	250,177	598
*,1	Castellum Inc.	818,269	589
	CSP Inc.	72,762	578
*	NetSol Technologies Inc.	122,889	568
*	AudioEye Inc.	97,155	564
*,1	Gloo Holdings Inc. Class A	121,836	554
*,1	Wrap Technologies Inc.	409,441	528
*	VirnetX Holding Corp.	39,376	500
*	CVD Equipment Corp.	64,178	477
*,1	Corvex Inc.	21,576	468
*	Phunware Inc.	226,122	464
*	Coda Octopus Group Inc.	46,960	459
	BTCS Inc.	398,858	443
*	Key Tronic Corp.	107,087	442
*	Data I/O Corp.	109,129	430
*	Big Digital Energy Inc.	45,621	407
*,1	Pixelworks Inc.	56,479	352
*	LGL Group Inc.	50,710	350
*,1	CYNGN Inc.	248,451	345
	AIB Data Centers Inc.	160,495	340
*,1	Exodus Movement Inc. Class A	62,830	325
*	Acorn Energy Inc.	18,182	310
*,1	Tao Synergies Inc.	79,099	295
*	NextTrip Inc.	126,910	272
*,1	AMC Robotics Corp.	53,249	265
*,1	CXApp Inc.	1,372,229	256
	Franklin Wireless Corp.	100,543	255
*	LivePerson Inc.	131,982	251
*,1	Astrotech Corp.	22,356	244
	Network-1 Technologies Inc.	161,270	237
*,1	Greenidge Generation Holdings Inc. Class A	121,582	218
*,1	Mobix Labs Inc.	99,496	209
*	ACCESS Newswire Inc.	30,908	201
*	Aware Inc.	147,059	199
*	Inuvo Inc.	145,847	184
*	Intellinetics Inc.	33,201	183
*,1	Vida Global Inc. Class A	65,274	183
*	Interlink Electronics Inc.	35,531	171
*	Electro-Sensors Inc.	21,430	164
*	Intrusion Inc.	166,371	155
*	Nortech Systems Inc.	9,660	152
*	Research Frontiers Inc.	282,644	147
*,1	Fusemachines Inc.	140,187	147
*	authID Inc.	134,719	144
*	Upland Software Inc.	28,417	133
*	Neonode Inc.	134,812	127
*	Glimpse Group Inc.	163,384	126
	Universal Safety Products Inc.	26,745	123
*,1	Smith Micro Software Inc.	40,039	107
*	Bridgeline Digital Inc.	76,110	88
*,1	MyseumAI Inc.	32,906	83
43

Extended Market Index Fund
		Shares	Market Value• ($000)
*,1	CISO Global Inc.	297,978	83
*	Peraso Inc.	90,838	83
*,1	reAlpha Tech Corp.	42,118	81
*,1	AiRWA Inc.	10,069	76
*	T Stamp Inc. Class A	34,863	69
*	Cloudastructure Inc. Class A	168,552	57
*	VerifyMe Inc.	81,394	50
*,1	Alpha Modus Holdings Inc.	10,680	46
*,1	Rank One Computing Corp.	8,744	46
*,1	MultiSensor AI Holdings Inc.	8,053	42
*,1	Veea Inc.	175,631	41
*,1	Cemtrex Inc.	12,790	39
*,1	Banzai International Inc. Class A	12,663	38
*,1	T3 Defense Inc.	198,345	34
*	Ainos Inc.	16,024	31
*,1	DNA X Inc.	5,901	30
*	Socket Mobile Inc.	46,130	28
*	Data Storage Corp.	8,165	28
*,1	Foxx Development Holdings Inc.	8,313	27
*,2	SRAX Inc.	284,252	20
*,1	ClearOne Inc.	5,258	18
*,1,2	Marin Software Inc.	30,216	15
*,1	TaoWeave Inc.	10,822	15
*,1	Iveda Solutions Inc.	31,388	10
*	Sobr Safe Inc.	10,363	8
*	LM Funding America Inc.	48,272	7
*,1	CID Holdco Inc.	2,871	5
*,1	Focus Universal Inc.	697	3
*	Flex Ltd.	10	2
	Marvell Technology Inc.	4	1
*,2	Pivotal Software Inc.	1,233,865	—
*,1,2	Datavault AI Inc.	44,918	—
			18,047,070
Materials (4.1%)
	Amrize Ltd.	5,907,019	314,844
	Reliance Inc.	586,009	218,933
	Coeur Mining Inc.	11,871,124	193,737
	Royal Gold Inc.	934,985	186,632
	RPM International Inc.	1,464,945	162,829
	Solstice Advanced Materials Inc.	1,822,295	161,455
	Alcoa Corp.	3,028,303	157,896
	Crown Holdings Inc.	1,268,660	141,862
	Element Solutions Inc.	2,627,418	125,459
	Hecla Mining Co.	7,696,074	118,750
	AptarGroup Inc.	732,790	91,745
	Eastman Chemical Co.	1,312,408	87,905
*,1	MP Materials Corp.	1,552,772	86,971
*	Axalta Coating Systems Ltd.	2,456,338	84,056
	Eagle Materials Inc.	360,899	81,202
	Commercial Metals Co.	1,273,000	79,881
	Materion Corp.	238,657	70,974
	NewMarket Corp.	87,632	69,338
	Sonoco Products Co.	1,134,947	63,954
*	Perimeter Solutions Inc.	1,776,785	63,342
	Balchem Corp.	368,936	62,332
*	Cleveland-Cliffs Inc.	6,541,525	61,425
	Sensient Technologies Corp.	488,664	60,247
	Celanese Corp.	1,258,047	57,870
	Louisiana-Pacific Corp.	728,865	57,333
*	Knife River Corp.	651,272	54,479
	Cabot Corp.	592,435	53,805
	Warrior Met Coal Inc.	605,363	49,131
	Silgan Holdings Inc.	1,005,933	46,665
*,1	USA Rare Earth Inc.	2,020,736	43,607
	Avient Corp.	1,051,809	38,875
	HB Fuller Co.	624,981	36,430
	Kaiser Aluminum Corp.	185,836	36,355
	Graphic Packaging Holding Co.	3,396,432	35,900
	Chemours Co.	1,724,821	35,393
44

Extended Market Index Fund
		Shares	Market Value• ($000)
	Scotts Miracle-Gro Co.	513,602	34,981
	Ashland Inc.	525,698	34,638
	Hawkins Inc.	239,358	34,013
*	Ingevity Corp.	399,169	29,806
*	Century Aluminum Co.	646,647	29,752
	Westlake Corp.	382,298	27,908
	Minerals Technologies Inc.	355,322	26,283
	Olin Corp.	1,306,946	25,904
	Quaker Chemical Corp.	157,470	25,017
	Innospec Inc.	282,441	22,988
	Greif Inc. Class A	305,740	22,775
*	Alpha Metallurgical Resources Inc.	122,520	20,208
	Huntsman Corp.	1,889,073	20,062
*,1	Hycroft Mining Holding Corp. Class A	785,114	18,372
*	O-I Glass Inc.	1,758,301	16,932
	FMC Corp.	1,439,489	16,554
*	Ecovyst Inc.	1,256,376	15,642
	Myers Industries Inc.	428,973	15,147
	TriMas Corp.	324,707	14,622
	Sylvamo Corp.	385,593	14,575
	Stepan Co.	246,685	13,745
*,1	PureCycle Technologies Inc.	1,638,660	13,290
*	Ivanhoe Electric Inc.	1,347,331	12,948
	United States Lime & Minerals Inc.	121,606	12,728
	Ryerson Holding Corp.	514,774	12,669
	Worthington Steel Inc.	372,946	12,524
*	Compass Minerals International Inc.	399,600	12,440
*,1	Suncrete Inc. Class A	467,526	10,533
*,1	United States Antimony Corp.	1,446,027	10,498
*,1	McEwen Inc.	572,185	10,374
	Koppers Holdings Inc.	221,586	9,949
	Tronox Holdings plc	1,364,935	8,599
*,1	ASP Isotopes Inc.	1,269,490	7,896
*,1	Realloys Inc.	541,939	7,831
	SunCoke Energy Inc.	965,859	7,775
*	Metallus Inc.	409,711	7,657
*	LSB Industries Inc.	620,622	6,709
*	Rayonier Advanced Materials Inc.	789,579	6,206
	AdvanSix Inc.	309,399	6,151
*	Idaho Strategic Resources Inc.	168,741	5,526
*	Ramaco Resources Inc. Class A	396,057	5,240
*	Alto Ingredients Inc.	910,069	5,187
*	Dakota Gold Corp.	1,210,636	5,157
*	Aspen Aerogels Inc.	810,157	5,136
	Mativ Holdings Inc.	641,787	4,858
*	Contango Silver & Gold Inc.	303,974	4,800
*	Magnera Corp.	381,684	4,485
*,1	American Battery Technology Co.	1,546,267	4,376
	Orion SA	637,687	4,228
*	Intrepid Potash Inc.	121,995	3,999
*	Flotek Industries Inc.	162,579	3,824
*	Ranpak Holdings Corp. Class A	489,581	3,579
	Greif Inc. Class B	32,848	3,073
*	Clearwater Paper Corp.	190,977	2,995
*	Tredegar Corp.	355,554	2,830
	Friedman Industries Inc.	81,228	2,614
*,1	US Gold Corp.	163,712	2,510
*	Core Molding Technologies Inc.	87,357	2,062
*	Gold Resource Corp.	1,523,598	1,920
	Kronos Worldwide Inc.	244,804	1,550
*	Smith-Midland Corp.	51,050	1,480
*	Ramaco Resources Inc. Class B	153,183	1,310
*	Ampco-Pittsburgh Corp.	130,253	1,127
*	Ascent Industries Co.	71,498	1,075
*	Arq Inc.	372,595	950
*	American Vanguard Corp.	323,414	906
*	Paramount Gold Nevada Corp.	782,336	892
	Northern Technologies International Corp.	87,679	751
*	Solitario Resources Corp.	929,866	700
*,1	Rare Earths Americas Inc.	39,628	605
45

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Sunshine Silver Mining & Refining Co.	37,560	497
*	5E Advanced Materials Inc.	315,036	438
*	Silver Bow Mining Corp.	63,446	429
*	Mercer International Inc.	475,860	314
*,1	US Goldmining Inc.	30,378	247
*	Loop Industries Inc.	227,492	218
*	Solesence Inc.	205,663	151
*,1,2	Inno Holdings Inc.	2,465	97
*	Origin Materials Inc.	45,892	45
*	Adapti Inc.	2,497	7
*,1,2	American Infrastructure Corp.	147,171	1
*,1,2	Trinseo plc	370,666	1
*,2	Novusterra Inc.	68,679	—
*,1,2	ReElement Technologies Corp.	274,719	—
			4,040,503
Real Estate (5.1%)
	WP Carey Inc.	2,556,554	182,794
*	Jones Lang LaSalle Inc.	532,171	164,946
	Omega Healthcare Investors Inc.	3,417,867	162,964
	Sun Communities Inc.	1,329,822	159,459
	Lamar Advertising Co. Class A	999,143	155,846
	Gaming & Leisure Properties Inc.	3,251,237	144,778
	Equity LifeStyle Properties Inc.	2,226,736	143,513
[1]	EastGroup Properties Inc.	615,915	124,741
	American Homes 4 Rent Class A	3,632,069	121,747
	American Healthcare REIT Inc.	2,211,917	115,351
	Brixmor Property Group Inc.	3,523,445	111,094
	CareTrust REIT Inc.	2,710,737	109,378
	Agree Realty Corp.	1,376,725	104,273
	CubeSmart	2,598,229	103,332
	NNN REIT Inc.	2,184,502	101,645
	First Industrial Realty Trust Inc.	1,521,302	93,271
	Ryman Hospitality Properties Inc.	724,361	93,117
*	Compass Inc. Class A	7,346,036	90,577
	Rexford Industrial Realty Inc.	2,567,968	86,027
	STAG Industrial Inc.	2,194,633	83,528
	Macerich Co.	3,251,405	81,903
	Healthcare Realty Trust Inc. Class A	3,973,040	80,136
	Terreno Realty Corp.	1,219,779	79,005
	Essential Properties Realty Trust Inc.	2,482,927	74,115
	Vornado Realty Trust	1,812,751	71,241
	Rayonier Inc.	3,174,114	67,545
	Kite Realty Group Trust	2,326,693	66,032
*	Zillow Group Inc. Class C	2,041,062	64,334
	Phillips Edison & Co. Inc.	1,445,336	60,155
	Outfront Media Inc.	1,757,752	57,584
	Cousins Properties Inc.	1,887,348	56,583
	Sabra Health Care REIT Inc.	2,892,367	56,430
	Millrose Properties Inc.	1,770,051	53,190
	Tanger Inc.	1,316,642	51,968
	Americold Realty Trust Inc.	3,273,953	51,467
	EPR Properties	877,039	50,877
	COPT Defense Properties	1,293,248	47,061
	Kilroy Realty Corp.	1,227,162	45,982
	Broadstone Net Lease Inc.	2,198,550	45,444
	Independence Realty Trust Inc.	2,697,528	45,022
*,1	Opendoor Technologies Inc.	9,297,202	42,953
	National Health Investors Inc.	555,821	42,387
[1]	SL Green Realty Corp.	816,823	42,287
	Apple Hospitality REIT Inc.	2,515,020	42,277
[1]	Highwoods Properties Inc.	1,265,727	38,174
	LXP Industrial Trust	675,366	36,389
	National Storage Affiliates Trust	814,732	36,231
*	Cushman & Wakefield Ltd.	2,682,457	35,918
	Curbline Properties Corp.	1,113,284	33,844
	Urban Edge Properties	1,445,167	33,065
	Park Hotels & Resorts Inc.	2,307,926	32,888
	Acadia Realty Trust	1,529,830	31,989
	InvenTrust Properties Corp.	893,162	31,618
46

Extended Market Index Fund
		Shares	Market Value• ($000)
	Four Corners Property Trust Inc.	1,258,872	30,905
	DiamondRock Hospitality Co.	2,345,183	28,564
	St. Joe Co.	454,685	28,477
	Lineage Inc.	653,752	28,275
	Newmark Group Inc. Class A	1,796,242	27,141
[1]	Medical Properties Trust Inc.	5,628,250	26,003
	Pebblebrook Hotel Trust	1,302,256	25,277
*	Howard Hughes Holdings Inc.	353,151	25,247
	Sunstone Hotel Investors Inc.	2,138,274	24,483
[1]	NETSTREIT Corp.	1,118,202	23,628
	Diversified Healthcare Trust	2,502,956	23,278
	Douglas Emmett Inc.	1,925,072	22,716
	LTC Properties Inc.	587,865	22,603
	Janus Living Inc. Class A	779,179	22,394
*	Blackstone Digital Infrastructure Trust Inc.	1,004,857	21,735
	Xenia Hotels & Resorts Inc.	1,061,006	21,602
	Getty Realty Corp.	639,710	21,341
	Smartstop Self Storage REIT Inc.	637,893	20,732
[1]	Innovative Industrial Properties Inc.	331,453	20,543
	RLJ Lodging Trust	1,721,666	20,402
	Global Net Lease Inc.	2,189,339	19,573
	Sila Realty Trust Inc.	630,614	19,145
	UMH Properties Inc.	931,809	14,108
	American Assets Trust Inc.	544,296	13,439
*	Piedmont Realty Trust Inc.	1,442,488	13,199
	Easterly Government Properties Inc. Class A	502,973	12,539
	Service Properties Trust	7,317,370	12,366
*,1	Zillow Group Inc. Class A	390,675	12,255
	Centerspace	191,672	10,770
	JBG SMITH Properties	677,747	9,943
	Whitestone REIT	521,427	9,886
	CBL & Associates Properties Inc.	181,257	9,623
*	Hudson Pacific Properties Inc.	623,028	9,464
	Empire State Realty Trust Inc. Class A	1,610,984	8,715
	Marcus & Millichap Inc.	272,294	8,487
	Summit Hotel Properties Inc.	1,208,301	8,470
	Safehold Inc.	527,439	8,281
	CTO Realty Growth Inc.	349,155	7,510
[1]	Postal Realty Trust Inc. Class A	301,678	7,433
	Chatham Lodging Trust	542,153	7,173
*,1	National Healthcare Properties Inc. Class A	482,729	7,072
	NexPoint Residential Trust Inc.	252,952	7,062
*	Forestar Group Inc.	221,210	7,001
	Gladstone Commercial Corp.	550,542	6,772
	Alexander's Inc.	24,540	6,762
	Universal Health Realty Income Trust	148,416	6,510
	AH Realty Trust Inc.	884,197	6,260
	Brandywine Realty Trust	1,970,301	6,246
	Industrial Logistics Properties Trust	682,660	6,055
	AGNT Inc.	1,077,211	5,828
*	Tejon Ranch Co.	288,751	5,400
	Saul Centers Inc.	143,452	5,364
	Community Healthcare Trust Inc.	290,642	5,313
	Chiron Real Estate Inc.	141,109	5,294
[1]	FrontView REIT Inc.	253,737	5,133
	One Liberty Properties Inc.	185,085	4,520
	Farmland Partners Inc.	462,221	4,474
	Gladstone Land Corp.	471,066	4,018
	RMR Group Inc. Class A	184,131	3,780
*	FRP Holdings Inc.	146,931	3,672
	Alpine Income Property Trust Inc.	165,790	3,442
*	RE/MAX Holdings Inc. Class A	254,169	2,506
	SITE Centers Corp.	608,352	2,415
	NexPoint Diversified Real Estate Trust	458,902	2,382
*	Seaport Entertainment Group Inc.	85,072	2,263
*	Stratus Properties Inc.	74,487	2,142
	BRT Apartments Corp.	134,049	2,060
	NET Lease Office Properties	174,387	1,941
	Modiv Industrial Inc. Class C	104,449	1,817
	Orion Properties Inc.	595,644	1,721
47

Extended Market Index Fund
		Shares	Market Value• ($000)
*	Douglas Elliman Inc.	876,296	1,551
*	Maui Land & Pineapple Co. Inc.	86,131	1,531
	Braemar Hotels & Resorts Inc.	655,983	1,417
*	Seritage Growth Properties Class A	505,120	1,328
*	Star Holdings	139,049	1,270
	Strawberry Fields REIT Inc.	89,391	1,229
*	Altisource Portfolio Solutions SA	132,186	991
*	AMREP Corp.	34,556	872
*	Comstock Holding Cos. Inc. Class A	41,438	663
*	Transcontinental Realty Investors Inc.	13,611	626
	Global Self Storage Inc.	116,721	612
*	Alset Inc.	421,880	608
	Franklin Street Properties Corp.	918,219	473
	Clipper Realty Inc.	160,824	437
*,1	American Realty Investors Inc.	16,505	368
*,1	InterGroup Corp.	7,357	353
	Bluerock Homes Trust Inc.	37,634	339
*	JW Mays Inc.	6,338	247
*	Ashford Hospitality Trust Inc.	60,491	196
*	Fathom Holdings Inc.	191,132	193
*,1	Offerpad Solutions Inc.	37,476	185
*	American Strategic Investment Co. Class A	18,047	174
	Medalist Diversified Inc.	12,016	140
*	Creative Media & Community Trust Corp.	40,997	133
*	CKX Lands Inc.	11,020	119
	InnSuites Hospitality Trust	35,317	60
*	Mackenzie Realty Capital Inc.	16,975	29
*,1	New Concept Energy Inc.	33,021	23
*	Power REIT	1,891	18
*,1	Avalon GloboCare Corp.	57,325	17
*,1	Presidio Property Trust Inc. Class A	6,645	16
*	RenX Enterprises Corp.	6,067	11
*	Generation Income Properties Inc.	50,741	8
			4,997,662
Utilities (1.9%)
*	Talen Energy Corp.	520,816	200,129
	Essential Utilities Inc.	3,253,960	124,659
	OGE Energy Corp.	2,368,513	115,252
	IDACORP Inc.	635,790	96,195
	UGI Corp.	2,460,479	84,985
[1]	National Fuel Gas Co.	1,091,005	84,237
*,1	Oklo Inc. Class A	1,576,393	82,493
	Ormat Technologies Inc.	705,153	76,791
	Portland General Electric Co.	1,327,814	68,821
	Southwest Gas Holdings Inc.	739,054	65,539
	Black Hills Corp.	873,760	65,008
	TXNM Energy Inc.	1,144,285	64,973
	New Jersey Resources Corp.	1,158,227	64,907
	ONE Gas Inc.	719,029	55,416
	Spire Inc.	677,859	52,934
	MDU Resources Group Inc.	2,396,239	50,824
	Northwestern Energy Group Inc.	704,863	50,482
	Clearway Energy Inc. Class C	1,391,088	47,547
	Otter Tail Corp.	481,165	43,295
	Avista Corp.	946,395	38,717
	American States Water Co.	449,350	37,130
	MGE Energy Inc.	433,384	35,338
	Chesapeake Utilities Corp.	276,061	33,812
	California Water Service Group	686,466	33,397
	H2O America	450,703	27,389
*	Hawaiian Electric Industries Inc.	1,981,550	26,810
*,1	Fervo Energy Co. Class A	820,121	23,972
	Northwest Natural Holding Co.	482,454	23,669
	Middlesex Water Co.	215,302	12,091
	Unitil Corp.	208,484	10,985
*	Hallador Energy Co.	445,070	7,740
	York Water Co.	188,563	5,779
	Consolidated Water Co. Ltd.	172,322	5,084
	Artesian Resources Corp. Class A	111,477	3,789
48

Extended Market Index Fund
		Shares	Market Value• ($000)
	Genie Energy Ltd. Class B	232,781	3,364
*	Pure Cycle Corp.	277,853	2,976
*	Cadiz Inc.	629,513	2,631
	RGC Resources Inc.	96,400	2,304
*	Montauk Renewables Inc.	745,159	1,162
	Global Water Resources Inc.	146,829	1,063
*	Spruce Power Holding Corp.	207,361	535
			1,834,224
Total Common Stocks (Cost $77,068,675)			97,633,953
Preferred Stocks (0.0%)
*	Liberty Latin America Ltd., 9.000%, 5/21/2031	6,842	149
[2]	BTCS Inc. Preference Shares	87,854	—
*,1,2	Nutriband Inc. Preference Shares	13,085	—
Total Preferred Stocks (Cost $143)			149
Rights (0.0%)
*,2	Korro Bio Inc. CVR	448,505	880
*,2	Tobira Therapeutics Inc. CVR Exp. 12/31/2028	87,894	398
*,2	Sanofi Aatd Inc. CVR	396,851	257
*,2	Adverum Biotechnologies Inc. CVR	172,523	138
*,2	Enliven Therapeutics Inc. CVR	140,767	127
*,2	Coherus BioSciences Inc. CVR	579,706	54
*,2	Gyre Therapeutics Inc. CVR	475,977	48
*,1,2	FG Nexus Inc. CVR	8,339	45
*,2	Chinook Therapeutics Inc. CVR	150,581	28
*,1,2	Sonnet BioTherapeutics Inc. CVR	62,649	26
*,2	Landos Biopharma Inc. CVR	8,191	21
*,1,2	Oncternal Therapeutics Inc. CVR	19,268	20
*	Ligand Pharmaceuticals Inc. General CVR	395,811	14
*,2	Qualigen Therapeutics Inc. CVR	91,096	6
*,1,2	BlackBox Inc. CVR	26,996	6
*,2	F-star Therapeutics Inc. CVR	81,676	6
*,2	Q32 Bio Inc. CVR	535,943	5
*,2	Alexza Pharmaceuticals Inc. CVR	128,704	4
*,1,2	Seelos Therapeutics Inc. CVR	5,736	3
*,2	Dianthus Therapeutics Inc. CVR	545,859	3
*,2	Ocuphire Pharma Inc. CVR	13,673	2
*	Ligand Pharmaceuticals Inc. Glucagon CVR	395,811	1
*	Ligand Pharmaceuticals Inc. Roche CVR	395,811	1
*,1,2	TransCode Therapeutics Inc. CVR	6,545	1
*,2	Ambit Biosciences Corp. CVR	22,388	—
*,2	MetaVia Inc. CVR	5,194	—
*,2	OmniAb Inc. 12.5 Earnout	83,004	—
*,2	OmniAb Inc. 15 Earnout	83,004	—
*,2	Carisma Therapeutics Inc. CVR	2,671,362	—
*,2	Chinook Therapeutics Inc. CVR (OOTC)	59	—
*,2	Spectrum Pharmaceuticals Inc. CVR	2,524,293	—
*,1,2	Spyre Therapeutics Inc. CVR	632,341	—
*,2	Neurogene Inc. CVR	95,916	—
*,2	Traws Pharma Inc. CVR	321,970	—
*,2	Tectonic Therapeutic Inc. CVR	44,790	—
*,1,2	Pieris Pharmaceuticals Securities Corp. CVR	11,069	—
*,2	Verve Therapeutics Inc. CVR	424	—
*,1,2	Hepion Pharmaceuticals Inc. CVR	979	—
*,2	Ikena Oncology Securities Corp. CVR	218,561	—
*,2	Akero Therapeutics Inc. CVR	300	—
*	LGL Group Inc. Exp. 7/15/2026	41,749	—
Total Rights (Cost $2,285)			2,094
Warrants (0.0%)
*	Altisource Portfolio Solutions SA Exp. 4/30/2032	186,743	75
*,1	Altisource Portfolio Solutions SA Exp. 4/2/2029	186,743	52
*	Tempest Therapeutics Inc. Exp. 2/3/2031	35,200	—
Total Warrants (Cost $—)			127
49

Extended Market Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (3.9%)
Money Market Fund (3.9%)
[3,4] Vanguard Market Liquidity Fund, 3.682% (Cost $3,826,857)	38,284,669	3,828,084
Total Investments (103.9%) (Cost $80,897,960)		101,464,407
Other Assets and Liabilities—Net (-3.9%)		(3,803,212)
Net Assets (100%)		97,661,195

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,585,599.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $3,750,606 was received for securities on loan.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	September 2026	27	16,483	(17)
E-mini Russell 2000 Index	September 2026	325	49,491	104
E-mini S&P 500 Index	September 2026	189	71,331	239
E-mini S&P Mid-Cap 400 Index	September 2026	108	41,958	167
				493

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BILL Holdings Inc.	8/31/2026	BANA	2,837	(3.620)	235	—
Chewy Inc. Class A	2/1/2027	GSI	5,995	(3.620)	88	—
Magnolia Oil & Gas Corp. Class A	8/31/2026	BANA	18,659	(3.620)	—	(1,119)
					323	(1,119)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.
50

Extended Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $77,071,103)	97,636,323
Affiliated Issuers (Cost $3,826,857)	3,828,084
Total Investments in Securities	101,464,407
Investment in Vanguard	2,004
Cash Collateral Pledged—Futures Contracts	3,762
Cash Collateral Pledged—Over-the-Counter Swap Contracts	800
Receivables for Investment Securities Sold	21,027
Receivables for Accrued Income	64,052
Receivables for Capital Shares Issued	15,705
Variation Margin Receivable—Futures Contracts	403
Unrealized Appreciation—Over-the-Counter Swap Contracts	323
Other Assets	612
Total Assets	101,573,095
Liabilities
Due to Custodian	20,075
Payables for Investment Securities Purchased	109,598
Collateral for Securities on Loan	3,750,606
Payables for Capital Shares Redeemed	28,703
Payables to Vanguard	1,799
Unrealized Depreciation—Over-the-Counter Swap Contracts	1,119
Total Liabilities	3,911,900
Net Assets	97,661,195
1 Includes $3,585,599 of securities on loan.
51

Extended Market Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2026, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	82,995,046
Total Distributable Earnings (Loss)	14,666,149
Net Assets	97,661,195

Investor Shares—Net Assets
Applicable to 885,180 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	165,481
Net Asset Value Per Share—Investor Shares	$186.95

ETF Shares—Net Assets
Applicable to 128,239,289 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,569,143
Net Asset Value Per Share—ETF Shares	$246.17

Admiral™ Shares—Net Assets
Applicable to 162,119,047 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	30,280,252
Net Asset Value Per Share—Admiral Shares	$186.78

Institutional Shares—Net Assets
Applicable to 93,522,722 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,466,732
Net Asset Value Per Share—Institutional Shares	$186.76

Institutional Plus Shares—Net Assets
Applicable to 39,443,965 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,179,587
Net Asset Value Per Share—Institutional Plus Shares	$460.90
See accompanying Notes, which are an integral part of the Financial Statements.
52

Extended Market Index Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	421,289
Interest[2]	1,571
Securities Lending—Net	22,987
Total Income	445,847
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1,016
Management and Administrative—Investor Shares	136
Management and Administrative—ETF Shares	5,398
Management and Administrative—Admiral Shares	5,817
Management and Administrative—Institutional Shares	2,732
Management and Administrative—Institutional Plus Shares	2,231
Marketing and Distribution—Investor Shares	6
Marketing and Distribution—ETF Shares	656
Marketing and Distribution—Admiral Shares	458
Marketing and Distribution—Institutional Shares	220
Marketing and Distribution—Institutional Plus Shares	248
Custodian Fees	497
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	252
Shareholders’ Reports—Admiral Shares	80
Shareholders’ Reports—Institutional Shares	76
Shareholders’ Reports—Institutional Plus Shares	139
Trustees’ Fees and Expenses	21
Other Expenses	10
Total Expenses	19,994
Net Investment Income	425,853
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	5,352,250
Futures Contracts	25,492
Swap Contracts	(2,598)
Realized Net Gain (Loss)	5,375,144
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	9,403,660
Futures Contracts	1,494
Swap Contracts	(916)
Change in Unrealized Appreciation (Depreciation)	9,404,238
Net Increase (Decrease) in Net Assets Resulting from Operations	15,205,235

1	Dividends are net of foreign withholding taxes of $204.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,270, ($23), and ($133), respectively. Purchases and sales are for temporary cash investment purposes.

3	Includes $5,947,203 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
53

Extended Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	425,853	1,114,255
Realized Net Gain (Loss)	5,375,144	23,528,011
Change in Unrealized Appreciation (Depreciation)	9,404,238	(14,872,929)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,205,235	9,769,337
Distributions
Investor Shares	(711)	(1,812)
ETF Shares	(152,464)	(277,107)
Admiral Shares	(149,820)	(307,646)
Institutional Shares	(87,049)	(183,796)
Institutional Plus Shares	(89,686)	(180,358)
Institutional Select Shares	—	(214,197)
Total Distributions	(479,730)	(1,164,916)
Capital Share Transactions
Investor Shares	(17,152)	(53,973)
ETF Shares	1,863,885	1,385,264
Admiral Shares	(745,580)	(1,587,885)
Institutional Shares	(384,564)	(2,082,865)
Institutional Plus Shares	103,339	2,184
Institutional Select Shares	—	(35,307,139)
Net Increase (Decrease) from Capital Share Transactions	819,928	(37,644,414)
Total Increase (Decrease)	15,545,433	(29,039,993)
Net Assets
Beginning of Period	82,115,762	111,155,755
End of Period	97,661,195	82,115,762
See accompanying Notes, which are an integral part of the Financial Statements.
54

Extended Market Index Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$158.75	$144.20	$124.78	$100.93	$138.80	$124.83
Investment Operations
Net Investment Income[1]	.691	1.498	1.452	1.411	1.280	1.216
Net Realized and Unrealized Gain (Loss) on Investments	28.302	14.645	19.364	23.876	(38.141)	14.134
Total from Investment Operations	28.993	16.143	20.816	25.287	(36.861)	15.350
Distributions
Dividends from Net Investment Income	(.793 )	(1.593)	(1.396)	(1.437)	(1.009)	(1.380)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.793 )	(1.593)	(1.396)	(1.437)	(1.009)	(1.380)
Net Asset Value, End of Period	$186.95	$158.75	$144.20	$124.78	$100.93	$138.80
Total Return[2]	18.32%	11.26%	16.76%	25.22%	-26.56%	12.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$165	$157	$195	$232	$229	$399
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%[3]	0.19%[3]	0.19%
Ratio of Net Investment Income to Average Net Assets	0.91%	1.02%	1.09%	1.28%	1.14%	0.87%
Portfolio Turnover Rate[4]	7%	12%	11%	11%	11%	19%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
55

Extended Market Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$209.06	$189.90	$164.34	$132.92	$182.81	$164.43
Investment Operations
Net Investment Income[1]	1.074	2.278	2.173	2.086	1.914	1.867
Net Realized and Unrealized Gain (Loss) on Investments	37.246	19.262	25.463	31.415	(50.278)	18.576
Total from Investment Operations	38.320	21.540	27.636	33.501	(48.364)	20.443
Distributions
Dividends from Net Investment Income	(1.210)	(2.380)	(2.076)	(2.081)	(1.526)	(2.063)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.210)	(2.380)	(2.076)	(2.081)	(1.526)	(2.063)
Net Asset Value, End of Period	$246.17	$209.06	$189.90	$164.34	$132.92	$182.81
Total Return	18.40%	11.41%	16.90%	25.39%	-26.46%	12.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31,569	$25,023	$21,305	$17,606	$13,089	$17,593
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%	0.06%[2]	0.06%[2]	0.06%
Ratio of Net Investment Income to Average Net Assets	1.06%	1.17%	1.24%	1.44%	1.31%	1.02%
Portfolio Turnover Rate[3]	7%	12%	11%	11%	11%	19%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
56

Extended Market Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$158.62	$144.08	$124.68	$100.85	$138.70	$124.75
Investment Operations
Net Investment Income[1]	.814	1.721	1.638	1.557	1.437	1.408
Net Realized and Unrealized Gain (Loss) on Investments	28.264	14.624	19.337	23.851	(38.129)	14.106
Total from Investment Operations	29.078	16.345	20.975	25.408	(36.692)	15.514
Distributions
Dividends from Net Investment Income	(.918 )	(1.805)	(1.575)	(1.578)	(1.158)	(1.564)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.918 )	(1.805)	(1.575)	(1.578)	(1.158)	(1.564)
Net Asset Value, End of Period	$186.78	$158.62	$144.08	$124.68	$100.85	$138.70
Total Return[2]	18.40%	11.42%	16.91%	25.38%	-26.47%	12.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,280	$26,416	$25,549	$23,639	$20,012	$29,054
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.06%	0.06%[3]	0.06%[3]	0.06%
Ratio of Net Investment Income to Average Net Assets	1.06%	1.17%	1.23%	1.42%	1.29%	1.01%
Portfolio Turnover Rate[4]	7%	12%	11%	11%	11%	19%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
57

Extended Market Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$158.61	$144.07	$124.68	$100.84	$138.69	$124.74
Investment Operations
Net Investment Income[1]	.821	1.713	1.650	1.567	1.439	1.413
Net Realized and Unrealized Gain (Loss) on Investments	28.253	14.633	19.328	23.862	(38.120)	14.115
Total from Investment Operations	29.074	16.346	20.978	25.429	(36.681)	15.528
Distributions
Dividends from Net Investment Income	(.924 )	(1.806)	(1.588)	(1.589)	(1.169)	(1.578)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.924 )	(1.806)	(1.588)	(1.589)	(1.169)	(1.578)
Net Asset Value, End of Period	$186.76	$158.61	$144.07	$124.68	$100.84	$138.69
Total Return	18.40%	11.42%	16.91%	25.41%	-26.46%	12.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,467	$15,187	$15,825	$15,139	$12,983	$19,456
Ratio of Total Expenses to Average Net Assets	0.04%	0.05%	0.05%	0.05%[2]	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	1.07%	1.16%	1.24%	1.43%	1.29%	1.01%
Portfolio Turnover Rate[3]	7%	12%	11%	11%	11%	19%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
58

Extended Market Index Fund
Financial Highlights

Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$391.41	$355.55	$307.67	$248.85	$342.27	$307.85
Investment Operations
Net Investment Income[1]	2.030	4.309	4.118	3.898	3.597	3.595
Net Realized and Unrealized Gain (Loss) on Investments	69.754	36.047	47.715	58.870	(94.104)	34.757
Total from Investment Operations	71.784	40.356	51.833	62.768	(90.507)	38.352
Distributions
Dividends from Net Investment Income	(2.294)	(4.496)	(3.953)	(3.948)	(2.913)	(3.932)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.294)	(4.496)	(3.953)	(3.948)	(2.913)	(3.932)
Net Asset Value, End of Period	$460.90	$391.41	$355.55	$307.67	$248.85	$342.27
Total Return	18.41%	11.42%	16.94%	25.41%	-26.45%	12.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,180	$15,333	$13,843	$12,216	$10,446	$15,973
Ratio of Total Expenses to Average Net Assets	0.036%	0.04%	0.04%	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	1.07%	1.18%	1.25%	1.44%	1.31%	1.04%
Portfolio Turnover Rate[3]	7%	12%	11%	11%	11%	19%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
59

Extended Market Index Fund
Notes to Financial Statements
Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. On February 27, 2025, the board of trustees approved the closure of the Institutional Select Share class effective July 17, 2025.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
60

Extended Market Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $2,004,000, representing less than 0.01% of the fund’s net assets and 0.80% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
61

Extended Market Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	97,632,614	—	1,339	97,633,953
Preferred Stocks	149	—	—	149
Rights	16	—	2,078	2,094
Warrants	127	—	—	127
Temporary Cash Investments	3,828,084	—	—	3,828,084
Total	101,460,990	—	3,417	101,464,407

Derivative Financial Instruments
Assets
Futures Contracts[1]	510	—	—	510
Swap Contracts	—	323	—	323
Total	510	323	—	833
Liabilities
Futures Contracts[1]	(17)	—	—	(17)
Swap Contracts	—	(1,119)	—	(1,119)
Total	(17)	(1,119)	—	(1,136)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	81,398,599
Gross Unrealized Appreciation	35,882,223
Gross Unrealized Depreciation	(15,816,718)
Net Unrealized Appreciation (Depreciation)	20,065,505
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $10,772,807,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F. During the six months ended June 30, 2026, the fund purchased $6,212,393,000 of investment securities and sold $6,333,027,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $8,921,999,000 and $7,822,225,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $545,359,000 and sales were $1,200,677,000, resulting in net realized gain of $257,126,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G. Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	5,235	31	69,625	443
Issued in Lieu of Cash Distributions	711	4	1,812	12
Redeemed	(23,098)	(138)	(125,410)	(816)
Net Increase (Decrease)—Investor Shares	(17,152)	(103)	(53,973)	(361)
62

Extended Market Index Fund
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	9,231,824	41,598	15,102,851	77,104
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(7,367,939)	(33,050)	(13,717,587)	(69,600)
Net Increase (Decrease)—ETF Shares	1,863,885	8,548	1,385,264	7,504
Admiral Shares
Issued	897,426	5,345	1,584,535	10,817
Issued in Lieu of Cash Distributions	120,937	725	250,664	1,667
Redeemed	(1,763,943)	(10,491)	(3,423,084)	(23,264)
Net Increase (Decrease)—Admiral Shares	(745,580)	(4,421)	(1,587,885)	(10,780)
Institutional Shares
Issued	1,032,487	6,168	1,819,684	12,556
Issued in Lieu of Cash Distributions	81,139	486	171,958	1,146
Redeemed	(1,498,190)	(8,885)	(4,074,507)	(27,789)
Net Increase (Decrease)—Institutional Shares	(384,564)	(2,231)	(2,082,865)	(14,087)
Institutional Plus Shares
Issued	1,160,564	2,796	3,062,983	8,417
Issued in Lieu of Cash Distributions	89,686	218	179,862	484
Redeemed	(1,146,911)	(2,744)	(3,240,661)	(8,661)
Net Increase (Decrease)—Institutional Plus Shares	103,339	270	2,184	240
Institutional Select Shares[1]
Issued	—	—	3,751,305	16,410
Issued in Lieu of Cash Distributions	—	—	214,197	945
Redeemed	—	—	(39,272,641)	(166,075)
Net Increase (Decrease)—Institutional Select Shares	—	—	(35,307,139)	(148,720)

1	All outstanding shares were redeemed on July 16, 2025.
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q982 082026
63

Financial Statements
For the six-months ended June 30, 2026
Vanguard Morningstar Mid-Cap Index Fund
(formerly Vanguard Mid-Cap Index Fund)

Contents
Financial Statements	1

Morningstar Mid-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (2.2%)
	Fastenal Co.	24,880,422	1,195,007
	Nucor Corp.	4,935,495	1,099,381
	Newmont Corp.	11,567,495	1,080,404
	Air Products and Chemicals Inc.	2,412,957	707,431
	Steel Dynamics Inc.	1,484,454	340,623
	International Paper Co.	5,738,181	218,625
	International Flavors & Fragrances Inc.	2,628,397	208,221
	LyondellBasell Industries NV Class A	2,799,233	147,380
			4,997,072
Consumer Discretionary (13.5%)
	Royal Caribbean Cruises Ltd.	5,230,880	1,660,961
	General Motors Co.	19,540,170	1,506,156
	Ross Stores Inc.	6,981,310	1,485,972
*	Warner Bros Discovery Inc.	51,615,870	1,376,079
	Target Corp.	9,842,510	1,285,530
	Delta Air Lines Inc.	13,526,055	1,266,850
	Ford Motor Co.	84,817,782	1,178,967
*	AutoZone Inc.	357,077	1,141,197
	Electronic Arts Inc.	5,434,324	1,114,254
	eBay Inc.	9,621,858	1,075,243
*	Carvana Co.	14,746,772	970,633
*	United Airlines Holdings Inc.	7,035,538	956,763
*	Take-Two Interactive Software Inc.	3,822,464	955,540
	Yum! Brands Inc.	5,973,371	954,903
*	Chipotle Mexican Grill Inc.	27,799,065	945,168
	DR Horton Inc.	5,531,111	900,907
	Garmin Ltd.	3,552,579	843,880
	Hilton Worldwide Holdings Inc.	2,466,628	815,122
	Carnival Corp. Ltd.	27,023,574	772,064
*	ROBLOX Corp. Class A	13,826,590	751,890
*	Live Nation Entertainment Inc.	3,573,144	654,278
	Expedia Group Inc.	2,481,309	634,917
	PulteGroup Inc.	4,128,138	566,422
	Dollar General Corp.	4,772,757	549,392
	Southwest Airlines Co.	10,592,440	544,663
	NIKE Inc. Class B	12,997,450	533,545
*	Copart Inc.	18,788,866	529,658
	Darden Restaurants Inc.	2,482,142	511,346
*,1	Dollar Tree Inc.	3,956,373	478,523
*	Ulta Beauty Inc.	944,026	425,737
	Estee Lauder Cos. Inc. Class A	5,358,916	423,086
	Lennar Corp. Class A	4,421,125	400,068
	Las Vegas Sands Corp.	6,462,089	298,484
	Rollins Inc.	6,782,243	283,091
*	Burlington Stores Inc.	681,948	216,041
	Fox Corp. Class A	3,900,255	203,437
*	NVR Inc.	27,794	189,372
	Tractor Supply Co.	5,678,791	179,507
*	Flutter Entertainment plc	1,508,028	154,075
	TKO Group Holdings Inc. Class A	649,829	130,817
*	Lululemon Athletica Inc.	1,132,413	129,299
	Fox Corp. Class B	2,619,741	122,709
	Lennar Corp. Class B	212,879	18,884
			30,135,430
Consumer Staples (4.9%)
	Corteva Inc.	14,549,447	1,232,193
	Cardinal Health Inc.	5,075,476	1,205,730
	Cencora Inc.	4,005,623	1,133,511
	Keurig Dr Pepper Inc.	28,011,447	916,815
1

Morningstar Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Sysco Corp.	10,363,450	866,177
	Archer-Daniels-Midland Co.	10,444,413	797,953
	Kenvue Inc.	41,610,593	795,179
[1]	Kimberly-Clark Corp.	7,194,100	789,696
	Kroger Co.	11,947,881	663,466
	Hershey Co.	3,212,238	563,587
	Church & Dwight Co. Inc.	5,135,122	497,491
	Constellation Brands Inc. Class A	3,171,503	441,124
	Kraft Heinz Co.	17,989,409	424,910
	Tyson Foods Inc. Class A	6,114,187	350,037
	General Mills Inc.	5,784,431	201,298
	McCormick & Co. Inc. (Non-Voting)	2,752,501	138,781
			11,017,948
Energy (7.4%)
	Valero Energy Corp.	6,434,765	1,675,870
	Marathon Petroleum Corp.	6,326,596	1,617,521
	SLB Ltd.	32,399,864	1,506,270
	Phillips 66	8,688,739	1,468,831
	Targa Resources Corp.	4,651,625	1,247,287
	Baker Hughes Co.	21,499,383	1,193,216
	ONEOK Inc.	13,653,708	1,187,053
	Cheniere Energy Inc.	4,541,318	1,085,420
	Devon Energy Corp.	24,994,666	1,032,780
	Williams Cos. Inc.	13,251,049	985,083
	Occidental Petroleum Corp.	16,165,468	785,157
	Diamondback Energy Inc.	4,267,280	750,102
	Kinder Morgan Inc.	20,493,426	655,175
	Halliburton Co.	16,292,000	553,113
	EQT Corp.	6,777,879	360,380
	Texas Pacific Land Corp.	635,270	278,019
*	First Solar Inc.	1,105,856	260,938
	Venture Global Inc. Class A	2,804,192	31,211
			16,673,426
Financials (12.6%)
*	Robinhood Markets Inc. Class A	17,145,949	1,719,396
	Allstate Corp.	5,578,504	1,327,349
	Arthur J Gallagher & Co.	5,567,393	1,278,106
	Aflac Inc.	9,927,738	1,164,027
	Fifth Third Bancorp	19,640,843	1,107,154
	MetLife Inc.	11,852,632	1,002,851
	State Street Corp.	5,697,638	966,319
	Ameriprise Financial Inc.	1,965,386	901,641
	Nasdaq Inc.	11,030,303	869,409
	American International Group Inc.	11,490,681	856,400
	MSCI Inc.	1,505,355	843,059
	Prudential Financial Inc.	7,520,141	811,649
	Hartford Insurance Group Inc.	5,940,953	787,295
	Huntington Bancshares Inc.	43,930,336	778,885
	Travelers Cos. Inc.	2,304,045	760,611
	M&T Bank Corp.	3,173,919	755,424
	Aon plc Class A	2,198,449	729,204
*	Arch Capital Group Ltd.	7,193,233	698,175
	Truist Financial Corp.	13,500,245	672,582
	Northern Trust Corp.	3,809,504	662,244
	Cincinnati Financial Corp.	3,374,028	624,668
*	Coinbase Global Inc. Class A	4,179,235	610,962
	Citizens Financial Group Inc.	8,705,349	609,984
	Regions Financial Corp.	18,493,926	558,517
	Raymond James Financial Inc.	3,641,307	553,588
	Cboe Global Markets Inc.	2,267,911	550,354
	KeyCorp	23,496,097	541,585
	Willis Towers Watson plc	2,046,804	534,973
	T. Rowe Price Group Inc.	4,643,204	527,886
	Apollo Global Management Inc.	4,372,825	517,349
	Ares Management Corp. Class A	4,570,965	508,794
	Principal Financial Group Inc.	4,680,944	504,512
*	Markel Group Inc.	257,695	503,281
	LPL Financial Holdings Inc.	1,733,256	488,224
	W R Berkley Corp.	6,051,052	426,781
2

Morningstar Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Loews Corp.	3,567,926	403,925
	Brown & Brown Inc.	6,243,550	400,524
*	Rocket Cos. Inc. Class A	20,186,928	317,944
	Tradeweb Markets Inc. Class A	2,514,564	250,601
	Broadridge Financial Solutions Inc.	1,254,084	171,747
			28,297,979
Health Care (6.5%)
*	Edwards Lifesciences Corp.	12,477,902	1,128,751
	Humana Inc.	2,601,869	1,033,514
	Becton Dickinson & Co.	5,971,067	903,602
*	IDEXX Laboratories Inc.	1,709,467	899,932
*	Alnylam Pharmaceuticals Inc.	2,893,468	871,021
	Agilent Technologies Inc.	6,116,302	812,428
*	Waters Corp.	2,127,871	798,037
*	IQVIA Holdings Inc.	3,616,975	698,872
	Regeneron Pharmaceuticals Inc.	1,116,350	696,089
*	Biogen Inc.	3,199,564	691,298
	GE HealthCare Technologies Inc.	9,857,830	631,000
	ResMed Inc.	3,143,479	612,601
	Zoetis Inc.	8,177,172	587,612
*	Veeva Systems Inc. Class A	3,181,242	564,575
*	Dexcom Inc.	8,362,213	563,195
	West Pharmaceutical Services Inc.	1,530,972	549,619
	Quest Diagnostics Inc.	2,398,948	508,457
	Labcorp Holdings Inc.	1,777,108	497,590
	STERIS plc	2,125,301	447,525
*	Centene Corp.	5,350,449	343,445
*,1	Medline Inc. Class A	8,467,672	333,965
*	Insmed Inc.	2,348,570	250,404
	Zimmer Biomet Holdings Inc.	2,097,251	180,552
			14,604,084
Industrials (21.2%)
	Quanta Services Inc.	3,251,975	2,341,552
	Howmet Aerospace Inc.	8,670,847	2,331,244
	Cummins Inc.	2,990,337	2,132,738
*	Bloom Energy Corp. Class A	5,856,039	1,772,623
	TransDigm Group Inc.	1,212,165	1,614,652
	CRH plc	14,480,851	1,549,451
	United Rentals Inc.	1,357,626	1,538,041
	Comfort Systems USA Inc.	762,793	1,511,818
	PACCAR Inc.	11,405,464	1,370,024
	WW Grainger Inc.	972,077	1,322,413
*	Keysight Technologies Inc.	3,705,316	1,297,120
*	Rocket Lab Corp.	12,542,036	1,274,898
	Carrier Global Corp.	17,100,148	1,254,296
	AMETEK Inc.	4,967,224	1,201,770
	Rockwell Automation Inc.	2,411,450	1,193,861
	L3Harris Technologies Inc.	4,037,283	1,173,194
	Ferguson Enterprises Inc.	4,203,032	997,506
	Westinghouse Air Brake Technologies Corp.	3,677,198	991,373
	Johnson Controls International plc	6,610,842	965,910
*	Axon Enterprise Inc.	1,659,406	930,280
*	Block Inc. Class A	11,598,288	881,470
	Old Dominion Freight Line Inc.	4,056,126	878,557
	Vulcan Materials Co.	2,811,942	829,551
	Norfolk Southern Corp.	2,433,643	765,600
	Martin Marietta Materials Inc.	1,305,860	753,089
	FedEx Corp.	2,326,759	728,578
	Ingersoll Rand Inc.	8,481,040	695,360
	Paychex Inc.	6,988,060	687,136
[1]	Sunbelt Rentals Holdings Inc.	8,956,746	670,054
*	Teledyne Technologies Inc.	1,003,831	669,455
	Dover Corp.	2,918,489	654,559
	Cintas Corp.	3,685,036	626,751
	Xylem Inc.	5,151,354	608,941
	Otis Worldwide Corp.	8,316,630	595,471
	PPG Industries Inc.	4,830,690	585,914
*	Fair Isaac Corp.	477,445	570,442
*	Mettler-Toledo International Inc.	437,953	559,489
3

Morningstar Mid-Cap Index Fund
		Shares	Market Value• ($000)
	Synchrony Financial	7,302,633	555,365
*	Fiserv Inc.	10,401,324	510,185
	Verisk Analytics Inc.	2,839,384	509,755
	PayPal Holdings Inc.	11,338,103	489,579
	Veralto Corp.	5,322,515	472,001
	Expeditors International of Washington Inc.	2,834,503	461,967
	Packaging Corp. of America	1,930,924	460,101
	Snap-on Inc.	1,122,676	451,765
*	Corpay Inc.	1,345,607	448,450
	Fidelity National Information Services Inc.	11,201,989	435,533
	HEICO Corp. Class A	1,646,459	424,638
	Equifax Inc.	2,580,401	409,561
	Global Payments Inc.	4,686,132	340,026
[1]	HEICO Corp.	898,368	319,990
	Hubbell Inc. Class B	572,572	299,570
	Dow Inc.	7,808,741	213,647
	Fortive Corp.	3,303,698	201,823
*	Symbotic Inc. Class A	712,850	32,043
			47,561,180
Real Estate (5.1%)
	Simon Property Group Inc.	6,675,911	1,493,068
	Digital Realty Trust Inc.	7,615,368	1,367,568
	Realty Income Corp.	20,208,028	1,252,089
	Public Storage	3,423,829	1,089,839
	Ventas Inc.	10,535,322	935,537
*	CBRE Group Inc. Class A	6,345,800	854,716
	Iron Mountain Inc.	6,125,303	773,687
	Crown Castle Inc.	9,458,373	716,283
	Extra Space Storage Inc.	4,578,375	665,238
	VICI Properties Inc. Class A	21,826,835	579,502
	AvalonBay Communities Inc.	3,014,723	568,848
	Equity Residential	8,119,378	551,549
	SBA Communications Corp.	2,298,375	405,571
*	CoStar Group Inc.	4,425,651	125,334
			11,378,829
Technology (15.1%)
	Vertiv Holdings Co. Class A	8,178,949	2,738,476
	Western Digital Corp.	3,734,851	2,385,524
	Seagate Technology Holdings plc	2,429,678	2,344,639
*	Datadog Inc. Class A	7,169,362	1,866,615
*	Cloudflare Inc. Class A	6,924,531	1,698,449
*	Coherent Corp.	4,239,594	1,672,393
	Teradyne Inc.	3,392,151	1,641,258
*	DoorDash Inc. Class A	8,022,824	1,480,452
	Monolithic Power Systems Inc.	1,011,316	1,398,003
	Hewlett Packard Enterprise Co.	28,753,948	1,297,091
	TE Connectivity plc	6,325,436	1,275,271
	Microchip Technology Inc.	11,746,370	1,071,269
*	Fortinet Inc.	6,747,807	1,036,598
*	Snowflake Inc. Class A	3,567,768	907,997
*	Autodesk Inc.	4,575,702	889,608
*,1	CoreWeave Inc. Class A	8,244,587	820,666
*	Astera Labs Inc.	1,671,478	807,357
*	ON Semiconductor Corp.	8,492,201	802,853
	Roper Technologies Inc.	2,187,054	740,077
	NetApp Inc.	4,276,129	661,774
*	Flex Ltd.	3,969,157	643,281
*	Strategy Inc.	7,169,034	623,204
*	MongoDB Inc.	1,657,222	556,661
*	Workday Inc. Class A	4,355,673	533,221
*	Reddit Inc. Class A	2,922,598	507,305
*	Zoom Communications Inc.	5,448,197	470,234
	VeriSign Inc.	1,774,933	446,502
	HP Inc.	19,817,414	434,794
	Cognizant Technology Solutions Corp. Class A	10,269,527	397,739
	Qnity Electronics Inc.	2,267,693	370,337
*	Super Micro Computer Inc.	11,915,481	349,481
*	Zscaler Inc.	2,277,750	321,504
*	Atlassian Corp. Class A	3,459,207	269,092
4

Morningstar Mid-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Cerebras Systems Inc. Class A	649,685	143,580
	SS&C Technologies Holdings Inc.	2,217,987	137,626
			33,740,931
Telecommunications (2.2%)
*	Ciena Corp.	3,064,135	1,503,142
	Motorola Solutions Inc.	3,597,282	1,493,915
*	Lumentum Holdings Inc.	1,685,966	1,446,660
*,1	AST SpaceMobile Inc. Class A	3,075,085	273,252
*,1	Charter Communications Inc. Class A	866,961	123,291
			4,840,260
Utilities (9.0%)
	Constellation Energy Corp.	7,027,247	1,745,357
	Sempra	14,165,966	1,313,327
	Dominion Energy Inc.	19,057,910	1,301,465
	Entergy Corp.	10,339,546	1,187,600
	Vistra Corp.	7,307,158	1,159,134
	Xcel Energy Inc.	13,528,730	1,086,357
	Exelon Corp.	22,173,909	1,033,748
	Waste Connections Inc.	5,531,130	921,984
	Consolidated Edison Inc.	7,986,808	883,581
	Public Service Enterprise Group Inc.	10,799,984	876,527
	WEC Energy Group Inc.	7,059,711	824,362
	American Electric Power Co. Inc.	5,895,495	806,563
	PG&E Corp.	46,462,157	781,493
	Ameren Corp.	5,996,696	677,866
	CenterPoint Energy Inc.	14,147,699	623,065
	Edison International	8,338,730	620,818
	Eversource Energy	8,150,653	589,048
	DTE Energy Co.	3,832,255	583,921
	FirstEnergy Corp.	11,882,434	564,891
	PPL Corp.	15,489,608	563,047
	American Water Works Co. Inc.	4,232,232	556,877
	CMS Energy Corp.	6,694,484	512,128
	Republic Services Inc.	2,166,880	461,719
	NiSource Inc.	5,194,213	246,985
	Alliant Energy Corp.	2,798,782	213,519
			20,135,382
Total Common Stocks (Cost $134,911,544)			223,382,521
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 3.682% (Cost $1,082,999)	10,831,402	1,083,032
Total Investments (100.2%) (Cost $135,994,543)			224,465,553
Other Assets and Liabilities—Net (-0.2%)			(445,144)
Net Assets (100%)			224,020,409

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $572,396.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $577,110 was received for securities on loan.
5

Morningstar Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	16	2,436	14
E-mini S&P 500 Index	September 2026	46	17,361	188
E-mini S&P Mid-Cap 400 Index	September 2026	105	40,793	493
				695

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Coinbase Global Inc. Class A	2/1/2027	GSI	67,848	(3.620)	—	(9,468)
Global Payments Inc.	8/31/2026	BANA	40,215	(4.278)	2,649	—
Global Payments Inc.	3/18/2027	CITNA	1,804	(4.220)	206	—
Global Payments Inc.	8/31/2027	BANA	40,794	(4.370)	2,686	—
Global Payments Inc.	8/31/2027	BANA	1,745	(4.370)	115	—
PayPal Holdings Inc.	8/31/2026	BANA	300,474	(4.334)	5,527	—
PayPal Holdings Inc.	3/12/2027	CITI	14,650	(3.970)	279	—
PayPal Holdings Inc.	3/18/2027	CITI	14,517	(3.970)	277	—
Raymond James Financial Inc.	3/12/2027	CITI	15,195	(4.120)	—	(461)
Raymond James Financial Inc.	3/18/2027	CITI	9,808	(4.120)	—	(297)
Vertiv Holdings Co. Class A	8/31/2026	BANA	47,208	(3.620)	1,322	—
VICI Properties Inc. Class A	3/12/2027	CITI	1,717	(4.070)	43	—
VICI Properties Inc. Class A	3/18/2027	CITI	2,019	(4.440)	9	—
VICI Properties Inc. Class A	8/31/2027	BANA	45,530	(4.323)	785	—
					13,898	(10,226)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.
At June 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $17,001 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Morningstar Mid-Cap Index Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $134,911,544)	223,382,521
Affiliated Issuers (Cost $1,082,999)	1,083,032
Total Investments in Securities	224,465,553
Investment in Vanguard	4,678
Cash	1,416
Cash Collateral Pledged—Futures Contracts	2,570
Cash Collateral Pledged—Over-the-Counter Swap Contracts	7,290
Receivables for Accrued Income	194,967
Receivables for Capital Shares Issued	66,535
Variation Margin Receivable—Futures Contracts	528
Unrealized Appreciation—Over-the-Counter Swap Contracts	13,898
Total Assets	224,757,435
Liabilities
Payables for Investment Securities Purchased	1,646
Collateral for Securities on Loan	577,110
Payables for Capital Shares Redeemed	144,746
Payables to Vanguard	3,298
Unrealized Depreciation—Over-the-Counter Swap Contracts	10,226
Total Liabilities	737,026
Net Assets	224,020,409
1 Includes $572,396 of securities on loan.
7

Morningstar Mid-Cap Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2026, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	151,868,128
Total Distributable Earnings (Loss)	72,152,281
Net Assets	224,020,409

Investor Shares—Net Assets
Applicable to 3,294,292 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	289,932
Net Asset Value Per Share—Investor Shares	$88.01

ETF Shares—Net Assets[2]
Applicable to 1,314,863,761 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	105,930,737
Net Asset Value Per Share—ETF Shares	$80.56

Admiral™ Shares—Net Assets
Applicable to 180,285,827 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	71,960,395
Net Asset Value Per Share—Admiral Shares	$399.15

Institutional Shares—Net Assets
Applicable to 287,758,798 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,372,701
Net Asset Value Per Share—Institutional Shares	$88.17

Institutional Plus Shares—Net Assets
Applicable to 47,065,633 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,466,644
Net Asset Value Per Share—Institutional Plus Shares	$434.85

2	Shares outstanding and Net Asset Value Per Share adjusted to reflect a 4-for-1 share split. See Notes to Financial Statements for further details.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Morningstar Mid-Cap Index Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	1,503,859
Interest[2]	10,229
Securities Lending—Net	218
Total Income	1,514,306
Expenses
The Vanguard Group—Note C
Investment Advisory Services	559
Management and Administrative—Investor Shares	230
Management and Administrative—ETF Shares	11,600
Management and Administrative—Admiral Shares	15,018
Management and Administrative—Institutional Shares	3,328
Management and Administrative—Institutional Plus Shares	1,690
Marketing and Distribution—Investor Shares	8
Marketing and Distribution—ETF Shares	2,118
Marketing and Distribution—Admiral Shares	1,361
Marketing and Distribution—Institutional Shares	330
Marketing and Distribution—Institutional Plus Shares	231
Custodian Fees	175
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	1,177
Shareholders’ Reports—Admiral Shares	300
Shareholders’ Reports—Institutional Shares	88
Shareholders’ Reports—Institutional Plus Shares	51
Trustees’ Fees and Expenses	50
Other Expenses	12
Total Expenses	38,327
Net Investment Income	1,475,979
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	9,764,325
Futures Contracts	(9,474)
Swap Contracts	(48,555)
Realized Net Gain (Loss)	9,706,296
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	12,350,050
Futures Contracts	695
Swap Contracts	21,695
Change in Unrealized Appreciation (Depreciation)	12,372,440
Net Increase (Decrease) in Net Assets Resulting from Operations	23,554,715

1	Dividends are net of foreign withholding taxes of $581.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $9,601, ($33), and ($14), respectively. Purchases and sales are for temporary cash investment purposes.

3	Includes $11,668,102 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Morningstar Mid-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,475,979	3,003,039
Realized Net Gain (Loss)	9,706,296	8,129,827
Change in Unrealized Appreciation (Depreciation)	12,372,440	10,056,730
Net Increase (Decrease) in Net Assets Resulting from Operations	23,554,715	21,189,596
Distributions
Investor Shares	(1,734)	(4,556)
ETF Shares	(681,874)	(1,324,609)
Admiral Shares	(463,656)	(1,013,491)
Institutional Shares	(167,647)	(374,825)
Institutional Plus Shares	(131,866)	(295,358)
Total Distributions	(1,446,777)	(3,012,839)
Capital Share Transactions
Investor Shares	(25,199)	(77,711)
ETF Shares	4,523,215	10,720,306
Admiral Shares	(1,139,751)	(2,833,452)
Institutional Shares	(832,552)	(1,988,389)
Institutional Plus Shares	230,767	(1,828,625)
Net Increase (Decrease) from Capital Share Transactions	2,756,480	3,992,129
Total Increase (Decrease)	24,864,418	22,168,886
Net Assets
Beginning of Period	199,155,991	176,987,105
End of Period	224,020,409	199,155,991
See accompanying Notes, which are an integral part of the Financial Statements.
10

Morningstar Mid-Cap Index Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$79.23	$72.07	$63.51	$55.66	$69.54	$56.52
Investment Operations
Net Investment Income[1]	.525	1.097	.931	.887	.807	.652
Net Realized and Unrealized Gain (Loss) on Investments	8.767	7.169	8.614	7.851	(13.875)	13.065
Total from Investment Operations	9.292	8.266	9.545	8.738	(13.068)	13.717
Distributions
Dividends from Net Investment Income	(.512 )	(1.106)	(.985 )	(.888 )	(.812 )	(.697 )
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.512 )	(1.106)	(.985 )	(.888 )	(.812 )	(.697 )
Net Asset Value, End of Period	$88.01	$79.23	$72.07	$63.51	$55.66	$69.54
Total Return[2]	11.78%	11.53%	15.09%	15.84%	-18.80%	24.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$290	$285	$332	$416	$476	$740
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%[3]	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.45%	1.37%	1.52%	1.36%	1.02%
Portfolio Turnover Rate[4]	12%	16%	16%	13%	12%	16%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Morningstar Mid-Cap Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period[1]	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$72.53	$65.98	$58.15	$50.96	$63.67	$51.75
Investment Operations
Net Investment Income[2]	.538	1.104	.955	.897	.825	.685
Net Realized and Unrealized Gain (Loss) on Investments	8.017	6.551	7.861	7.177	(12.718)	11.951
Total from Investment Operations	8.555	7.655	8.816	8.074	(11.893)	12.636
Distributions
Dividends from Net Investment Income	(.525 )	(1.105)	(.986 )	(.884 )	(.817 )	(.716 )
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.525 )	(1.105)	(.986 )	(.884 )	(.817 )	(.716 )
Net Asset Value, End of Period	$80.56	$72.53	$65.98	$58.15	$50.96	$63.67
Total Return	11.85%	11.68%	15.23%	15.99%	-18.68%	24.52%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$105,931	$91,173	$72,477	$59,376	$49,861	$57,774
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%	0.04%[3]	0.04%[3]	0.04%
Ratio of Net Investment Income to Average Net Assets	1.48%	1.59%	1.52%	1.68%	1.53%	1.16%
Portfolio Turnover Rate[4]	12%	16%	16%	13%	12%	16%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Adjusted to reflect a 4-for-1 share split. See Notes to Financial Statements for further details.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Morningstar Mid-Cap Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$359.36	$326.87	$288.07	$252.47	$315.46	$256.40
Investment Operations
Net Investment Income[1]	2.619	5.414	4.670	4.381	4.028	3.333
Net Realized and Unrealized Gain (Loss) on Investments	39.735	32.516	38.982	35.571	(63.000)	59.242
Total from Investment Operations	42.354	37.930	43.652	39.952	(58.972)	62.575
Distributions
Dividends from Net Investment Income	(2.564)	(5.440)	(4.852)	(4.352)	(4.018)	(3.515)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.564)	(5.440)	(4.852)	(4.352)	(4.018)	(3.515)
Net Asset Value, End of Period	$399.15	$359.36	$326.87	$288.07	$252.47	$315.46
Total Return[2]	11.84%	11.67%	15.22%	15.98%	-18.71%	24.51%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$71,960	$65,864	$62,595	$57,330	$51,352	$65,118
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%[3]	0.05%[3]	0.05%
Ratio of Net Investment Income to Average Net Assets	1.45%	1.58%	1.50%	1.65%	1.51%	1.14%
Portfolio Turnover Rate[4]	12%	16%	16%	13%	12%	16%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Morningstar Mid-Cap Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$79.38	$72.21	$63.64	$55.77	$69.69	$56.64
Investment Operations
Net Investment Income[1]	.585	1.203	1.038	.971	.893	.743
Net Realized and Unrealized Gain (Loss) on Investments	8.779	7.176	8.611	7.866	(13.919)	13.090
Total from Investment Operations	9.364	8.379	9.649	8.837	(13.026)	13.833
Distributions
Dividends from Net Investment Income	(.574 )	(1.209)	(1.079)	(.967 )	(.894 )	(.783 )
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.574 )	(1.209)	(1.079)	(.967 )	(.894 )	(.783 )
Net Asset Value, End of Period	$88.17	$79.38	$72.21	$63.64	$55.77	$69.69
Total Return	11.85%	11.67%	15.23%	16.00%	-18.70%	24.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,373	$23,631	$23,377	$21,867	$20,231	$27,312
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%	0.04%[2]	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	1.47%	1.59%	1.51%	1.66%	1.51%	1.15%
Portfolio Turnover Rate[3]	12%	16%	16%	13%	12%	16%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Morningstar Mid-Cap Index Fund
Financial Highlights

Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$391.51	$356.11	$313.84	$275.06	$343.68	$279.34
Investment Operations
Net Investment Income[1]	2.911	5.974	5.153	4.831	4.458	3.688
Net Realized and Unrealized Gain (Loss) on Investments	43.282	35.426	42.470	38.747	(68.641)	64.544
Total from Investment Operations	46.193	41.400	47.623	43.578	(64.183)	68.232
Distributions
Dividends from Net Investment Income	(2.853)	(6.000)	(5.353)	(4.798)	(4.437)	(3.892)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.853)	(6.000)	(5.353)	(4.798)	(4.437)	(3.892)
Net Asset Value, End of Period	$434.85	$391.51	$356.11	$313.84	$275.06	$343.68
Total Return	11.85%	11.69%	15.25%	16.00%	-18.69%	24.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,467	$18,203	$18,206	$16,472	$14,846	$17,723
Ratio of Total Expenses to Average Net Assets	0.02%	0.03%	0.03%	0.03%[2]	0.03%[2]	0.03%
Ratio of Net Investment Income to Average Net Assets	1.48%	1.60%	1.52%	1.67%	1.53%	1.16%
Portfolio Turnover Rate[3]	12%	16%	16%	13%	12%	16%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Morningstar Mid-Cap Index Fund
Notes to Financial Statements
Vanguard Morningstar Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. In February 2026, the board of trustees approved a 4-for-1 share split of the fund’s ETF share class, which occurred after the close of trading on April 20, 2026. Each ETF shareholder who owned shares as of the close of trading on that date received three additional shares for every share held. Effective April 21, 2026, the ETF shares began trading at the new split-adjusted price. The share split had no effect on fund net assets, but decreased the net asset value per share. Additionally, the share split had no effect on total return.
In June 2026, the Board of Trustees approved changing the fund’s name to Vanguard Morningstar Mid-Cap Index Fund, effective in July 2026, to correspond with the renaming of the fund's benchmark.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
16

Morningstar Mid-Cap Index Fund
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $4,678,000, representing less than 0.01% of the fund’s net assets and 1.87% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
17

Morningstar Mid-Cap Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	223,382,521	—	—	223,382,521
Temporary Cash Investments	1,083,032	—	—	1,083,032
Total	224,465,553	—	—	224,465,553

Derivative Financial Instruments
Assets
Futures Contracts[1]	695	—	—	695
Swap Contracts	—	13,898	—	13,898
Total	695	13,898	—	14,593
Liabilities
Swap Contracts	—	(10,226)	—	(10,226)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	136,123,681
Gross Unrealized Appreciation	94,788,717
Gross Unrealized Depreciation	(6,442,478)
Net Unrealized Appreciation (Depreciation)	88,346,239
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $25,984,477,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F. During the six months ended June 30, 2026, the fund purchased $24,888,933,000 of investment securities and sold $24,187,892,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $17,690,652,000 and $15,570,318,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $2,222,062,000 and sales were $6,716,659,000, resulting in net realized loss of $926,463,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G. Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	10,395	125	22,748	303
Issued in Lieu of Cash Distributions	1,734	21	4,556	59
Redeemed	(37,328)	(450)	(105,015)	(1,372)
Net Increase (Decrease)—Investor Shares	(25,199)	(304)	(77,711)	(1,010)
ETF Shares[1]
Issued	18,844,349	182,742	30,329,903	440,524
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(14,321,134)	(124,850)	(19,609,597)	(282,100)
Net Increase (Decrease)—ETF Shares	4,523,215	57,892	10,720,306	158,424
18

Morningstar Mid-Cap Index Fund
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	3,290,271	8,772	6,411,748	18,831
Issued in Lieu of Cash Distributions	404,016	1,088	886,501	2,548
Redeemed	(4,834,038)	(12,857)	(10,131,701)	(29,595)
Net Increase (Decrease)—Admiral Shares	(1,139,751)	(2,997)	(2,833,452)	(8,216)
Institutional Shares
Issued	1,493,625	17,957	3,079,945	40,719
Issued in Lieu of Cash Distributions	155,241	1,894	348,319	4,534
Redeemed	(2,481,418)	(29,765)	(5,416,653)	(71,336)
Net Increase (Decrease)—Institutional Shares	(832,552)	(9,914)	(1,988,389)	(26,083)
Institutional Plus Shares
Issued	1,321,191	3,223	1,651,864	4,492
Issued in Lieu of Cash Distributions	131,866	326	294,801	779
Redeemed	(1,222,290)	(2,977)	(3,775,290)	(9,902)
Net Increase (Decrease)—Institutional Plus Shares	230,767	572	(1,828,625)	(4,631)

1	Shares adjusted to reflect a 4-for-1 share split.
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q8592 082026
19

Financial Statements
For the six-months ended June 30, 2026
Vanguard Morningstar Mid-Cap Growth Index Fund
(formerly Vanguard Mid-Cap Growth Index Fund)

Contents
Financial Statements	1

Morningstar Mid-Cap Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.9%)
Basic Materials (1.2%)
	Fastenal Co.	8,795,544	422,450
Consumer Discretionary (15.8%)
	Royal Caribbean Cruises Ltd.	1,849,227	587,185
	Ross Stores Inc.	2,468,007	525,315
*	AutoZone Inc.	126,198	403,321
*	Carvana Co.	5,213,196	343,133
*	Take-Two Interactive Software Inc.	1,351,312	337,801
	Yum! Brands Inc.	2,111,735	337,582
*	Chipotle Mexican Grill Inc.	9,827,600	334,138
	Garmin Ltd.	1,255,883	298,322
	Hilton Worldwide Holdings Inc.	872,023	288,169
	Carnival Corp. Ltd.	9,553,340	272,939
*	ROBLOX Corp. Class A	4,887,914	265,805
	Expedia Group Inc.	877,185	224,454
*	Live Nation Entertainment Inc.	1,106,151	202,547
	Electronic Arts Inc.	960,633	196,968
*	Copart Inc.	6,642,341	187,248
*	Ulta Beauty Inc.	333,724	150,503
	Las Vegas Sands Corp.	2,284,503	105,521
	Rollins Inc.	2,397,758	100,082
*	Burlington Stores Inc.	241,076	76,373
	Estee Lauder Cos. Inc. Class A	947,265	74,787
*	Flutter Entertainment plc	533,436	54,501
	TKO Group Holdings Inc. Class A	229,717	46,244
*	Lululemon Athletica Inc.	400,384	45,716
	Tractor Supply Co.	1,006,282	31,809
			5,490,463
Consumer Staples (0.5%)
	Church & Dwight Co. Inc.	1,815,418	175,878
Energy (2.0%)
	Targa Resources Corp.	1,644,434	440,938
	Texas Pacific Land Corp.	224,586	98,288
*	First Solar Inc.	391,007	92,262
	EQT Corp.	1,198,776	63,739
	Venture Global Inc. Class A	987,126	10,987
			706,214
Financials (6.2%)
*	Robinhood Markets Inc. Class A	6,061,374	607,835
	MSCI Inc.	532,150	298,025
*	Coinbase Global Inc. Class A	1,618,807	236,653
	Apollo Global Management Inc.	1,545,816	182,885
	Ares Management Corp. Class A	1,615,825	179,857
	LPL Financial Holdings Inc.	612,719	172,591
	Brown & Brown Inc.	2,206,901	141,573
*	Rocket Cos. Inc. Class A	7,135,974	112,392
*	Markel Group Inc.	45,607	89,071
	Tradeweb Markets Inc. Class A	888,847	88,582
	Broadridge Financial Solutions Inc.	443,313	60,712
			2,170,176
Health Care (8.0%)
*	Edwards Lifesciences Corp.	4,411,246	399,042
*	IDEXX Laboratories Inc.	604,333	318,145
*	Alnylam Pharmaceuticals Inc.	1,022,888	307,920
	Agilent Technologies Inc.	2,162,223	287,208
*	Waters Corp.	752,232	282,117
	ResMed Inc.	1,111,305	216,571
1

Morningstar Mid-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Zoetis Inc.	2,890,747	207,729
*	Veeva Systems Inc. Class A	1,124,661	199,594
*	Dexcom Inc.	2,956,203	199,100
	West Pharmaceutical Services Inc.	541,243	194,306
*	Insmed Inc.	830,249	88,521
	STERIS plc	375,677	79,106
			2,779,359
Industrials (25.8%)
	Quanta Services Inc.	1,149,628	827,778
	Howmet Aerospace Inc.	3,065,290	824,134
*	Bloom Energy Corp. Class A	2,069,814	626,533
	TransDigm Group Inc.	428,526	570,814
	Comfort Systems USA Inc.	269,569	534,272
	WW Grainger Inc.	343,636	467,482
*	Rocket Lab Corp.	4,432,569	450,571
	AMETEK Inc.	1,755,982	424,842
*	Axon Enterprise Inc.	586,625	328,868
*	Block Inc. Class A	4,100,141	311,611
	Old Dominion Freight Line Inc.	1,433,902	310,583
	Vulcan Materials Co.	994,053	293,256
	Martin Marietta Materials Inc.	461,634	266,224
	Paychex Inc.	2,470,511	242,925
*	Teledyne Technologies Inc.	354,867	236,661
	Cintas Corp.	1,302,778	221,576
	Xylem Inc.	1,821,078	215,270
	Rockwell Automation Inc.	426,230	211,018
*	Fair Isaac Corp.	168,782	201,657
*	Mettler-Toledo International Inc.	154,824	197,789
	Verisk Analytics Inc.	1,003,827	180,217
	Veralto Corp.	1,881,632	166,863
*	Corpay Inc.	475,694	158,535
	HEICO Corp. Class A	580,893	149,818
	Equifax Inc.	912,228	144,789
	Ingersoll Rand Inc.	1,498,995	122,903
[1]	Sunbelt Rentals Holdings Inc.	1,583,110	118,432
	HEICO Corp.	318,402	113,412
	Hubbell Inc. Class B	101,192	52,944
*	Symbotic Inc. Class A	252,977	11,371
			8,983,148
Real Estate (4.2%)
	Realty Income Corp.	7,144,323	442,662
	Ventas Inc.	3,724,526	330,738
	Iron Mountain Inc.	2,165,376	273,509
	Extra Space Storage Inc.	1,618,537	235,174
	SBA Communications Corp.	812,542	143,381
*	CoStar Group Inc.	1,565,081	44,323
			1,469,787
Technology (27.0%)
	Vertiv Holdings Co. Class A	2,942,659	985,261
	Western Digital Corp.	1,320,313	843,310
	Seagate Technology Holdings plc	859,383	829,305
*	Datadog Inc. Class A	2,534,490	659,880
*	Cloudflare Inc. Class A	2,447,872	600,414
*	Coherent Corp.	1,498,683	591,186
	Teradyne Inc.	1,199,240	580,240
*	DoorDash Inc. Class A	2,836,119	523,349
	Monolithic Power Systems Inc.	357,562	494,279
	Microchip Technology Inc.	4,152,990	378,753
*	Fortinet Inc.	2,385,421	366,448
*	Snowflake Inc. Class A	1,261,261	320,991
*	Autodesk Inc.	1,617,164	314,409
*,1	CoreWeave Inc. Class A	2,914,209	290,080
*	Astera Labs Inc.	590,578	285,261
*	Flex Ltd.	1,402,344	227,278
*	MongoDB Inc.	585,861	196,791
*	Workday Inc. Class A	1,539,894	188,514
*	Reddit Inc. Class A	1,033,199	179,343
	VeriSign Inc.	627,477	157,848
2

Morningstar Mid-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Super Micro Computer Inc.	4,212,335	123,548
*	Zscaler Inc.	805,227	113,658
*	Atlassian Corp. Class A	1,222,960	95,134
*,1	Cerebras Systems Inc. Class A	229,833	50,793
			9,396,073
Telecommunications (4.8%)
*	Ciena Corp.	1,082,892	531,223
	Motorola Solutions Inc.	1,271,637	528,098
*	Lumentum Holdings Inc.	596,020	511,421
*,1	AST SpaceMobile Inc. Class A	1,086,469	96,544
			1,667,286
Utilities (4.4%)
	Constellation Energy Corp.	2,484,258	617,015
	Vistra Corp.	2,583,243	409,780
	Waste Connections Inc.	1,955,403	325,946
	Republic Services Inc.	765,698	163,155
			1,515,896
Total Common Stocks (Cost $23,008,552)			34,776,730
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 3.682% (Cost $169,318)	1,693,390	169,322
Total Investments (100.4%) (Cost $23,177,870)			34,946,052
Other Assets and Liabilities—Net (-0.4%)			(132,965)
Net Assets (100%)			34,813,087

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $142,275.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $142,315 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	15	5,661	85
E-mini S&P Mid-Cap 400 Index	September 2026	17	6,605	150
				235

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Live Nation Entertainment Inc.	8/31/2026	BANA	27,492	(3.620)	1,245	—

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
At June 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $709 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Morningstar Mid-Cap Growth Index Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $23,008,552)	34,776,730
Affiliated Issuers (Cost $169,318)	169,322
Total Investments in Securities	34,946,052
Investment in Vanguard	722
Cash	242
Cash Collateral Pledged—Futures Contracts	775
Receivables for Accrued Income	13,234
Receivables for Capital Shares Issued	21,584
Variation Margin Receivable—Futures Contracts	88
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,245
Total Assets	34,983,942
Liabilities
Payables for Investment Securities Purchased	127
Collateral for Securities on Loan	142,315
Payables for Capital Shares Redeemed	27,573
Payables to Vanguard	840
Total Liabilities	170,855
Net Assets	34,813,087
1 Includes $142,275 of securities on loan.
At June 30, 2026, net assets consisted of:

Paid-in Capital	28,073,365
Total Distributable Earnings (Loss)	6,739,722
Net Assets	34,813,087

Investor Shares—Net Assets
Applicable to 311,865 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	37,598
Net Asset Value Per Share—Investor Shares	$120.56

ETF Shares—Net Assets
Applicable to 64,986,001 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	19,919,395
Net Asset Value Per Share—ETF Shares	$306.52

Admiral™ Shares—Net Assets
Applicable to 112,592,880 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,856,094
Net Asset Value Per Share—Admiral Shares	$131.95
See accompanying Notes, which are an integral part of the Financial Statements.
4

Morningstar Mid-Cap Growth Index Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	101,054
Interest[2]	267
Securities Lending—Net	65
Total Income	101,386
Expenses
The Vanguard Group—Note C
Investment Advisory Services	88
Management and Administrative—Investor Shares	34
Management and Administrative—ETF Shares	4,043
Management and Administrative—Admiral Shares	4,325
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	411
Marketing and Distribution—Admiral Shares	348
Custodian Fees	8
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	278
Shareholders’ Reports—Admiral Shares	92
Trustees’ Fees and Expenses	8
Other Expenses	10
Total Expenses	9,647
Net Investment Income	91,739
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,124,225
Futures Contracts	313
Swap Contracts	1,671
Realized Net Gain (Loss)	1,126,209
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,974,345
Futures Contracts	461
Swap Contracts	1,245
Change in Unrealized Appreciation (Depreciation)	1,976,051
Net Increase (Decrease) in Net Assets Resulting from Operations	3,193,999

1	Dividends are net of foreign withholding taxes of $213.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $240, less than $1, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.

3	Includes $1,985,528 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Morningstar Mid-Cap Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	91,739	199,978
Realized Net Gain (Loss)	1,126,209	1,742,169
Change in Unrealized Appreciation (Depreciation)	1,976,051	1,030,623
Net Increase (Decrease) in Net Assets Resulting from Operations	3,193,999	2,972,770
Distributions
Investor Shares	(93)	(241)
ETF Shares	(58,598)	(110,854)
Admiral Shares	(43,394)	(89,570)
Total Distributions	(102,085)	(200,665)
Capital Share Transactions
Investor Shares	(6,855)	(12,810)
ETF Shares	277,730	1,229,964
Admiral Shares	(462,456)	219,856
Net Increase (Decrease) from Capital Share Transactions	(191,581)	1,437,010
Total Increase (Decrease)	2,900,333	4,209,115
Net Assets
Beginning of Period	31,912,754	27,703,639
End of Period	34,813,087	31,912,754
See accompanying Notes, which are an integral part of the Financial Statements.
6

Morningstar Mid-Cap Growth Index Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$109.79	$99.83	$86.36	$70.68	$100.07	$83.37
Investment Operations
Net Investment Income[1]	.240	.566	.543	.528	.444	.229
Net Realized and Unrealized Gain (Loss) on Investments	10.807	9.963	13.483	15.674	(29.381)	16.697
Total from Investment Operations	11.047	10.529	14.026	16.202	(28.937)	16.926
Distributions
Dividends from Net Investment Income	(.277 )	(.569 )	(.556 )	(.522 )	(.453 )	(.226 )
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.277 )	(.569 )	(.556 )	(.522 )	(.453 )	(.226 )
Net Asset Value, End of Period	$120.56	$109.79	$99.83	$86.36	$70.68	$100.07
Total Return[2]	10.10%	10.55%	16.27%	22.99%	-28.93%	20.32%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$38	$41	$49	$49	$46	$86
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.19%[3]	0.19%
Ratio of Net Investment Income to Average Net Assets	0.49%	0.53%	0.59%	0.68%	0.57%	0.25%
Portfolio Turnover Rate[4]	19%	17%	21%	14%	22%	25%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Morningstar Mid-Cap Growth Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$279.17	$253.85	$219.60	$179.73	$254.49	$212.00
Investment Operations
Net Investment Income[1]	.819	1.793	1.691	1.601	1.405	.870
Net Realized and Unrealized Gain (Loss) on Investments	27.440	25.318	34.261	39.835	(74.767)	42.479
Total from Investment Operations	28.259	27.111	35.952	41.436	(73.362)	43.349
Distributions
Dividends from Net Investment Income	(.909 )	(1.791)	(1.702)	(1.566)	(1.398)	(.859 )
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.909 )	(1.791)	(1.702)	(1.566)	(1.398)	(.859 )
Net Asset Value, End of Period	$306.52	$279.17	$253.85	$219.60	$179.73	$254.49
Total Return	10.17%	10.69%	16.41%	23.14%	-28.84%	20.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19,919	$17,882	$15,144	$11,851	$9,313	$12,798
Ratio of Total Expenses to Average Net Assets	0.05%	0.07%	0.07%	0.07%	0.07%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	0.64%	0.66%	0.72%	0.81%	0.72%	0.37%
Portfolio Turnover Rate[3]	19%	17%	21%	14%	22%	25%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Morningstar Mid-Cap Growth Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$120.17	$109.27	$94.53	$77.37	$109.55	$91.26
Investment Operations
Net Investment Income[1]	.340	.771	.722	.684	.602	.373
Net Realized and Unrealized Gain (Loss) on Investments	11.821	10.900	14.750	17.150	(32.180)	18.287
Total from Investment Operations	12.161	11.671	15.472	17.834	(31.578)	18.660
Distributions
Dividends from Net Investment Income	(.381 )	(.771 )	(.732 )	(.674 )	(.602 )	(.370 )
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.381 )	(.771 )	(.732 )	(.674 )	(.602 )	(.370 )
Net Asset Value, End of Period	$131.95	$120.17	$109.27	$94.53	$77.37	$109.55
Total Return[2]	10.16%	10.69%	16.41%	23.14%	-28.84%	20.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,856	$13,990	$12,511	$11,104	$9,124	$12,797
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	0.62%	0.66%	0.71%	0.81%	0.71%	0.37%
Portfolio Turnover Rate[4]	19%	17%	21%	14%	22%	25%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Morningstar Mid-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Morningstar Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In June 2026, the Board of Trustees approved changing the fund’s name to Vanguard Morningstar Mid-Cap Growth Index Fund, effective in July 2026, to correspond with the renaming of the fund's benchmark.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
10

Morningstar Mid-Cap Growth Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $722,000, representing less than 0.01% of the fund’s net assets and 0.29% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
11

Morningstar Mid-Cap Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	34,776,730	—	—	34,776,730
Temporary Cash Investments	169,322	—	—	169,322
Total	34,946,052	—	—	34,946,052

Derivative Financial Instruments
Assets
Futures Contracts[1]	235	—	—	235
Swap Contracts	—	1,245	—	1,245
Total	235	1,245	—	1,480

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	23,199,502
Gross Unrealized Appreciation	13,043,264
Gross Unrealized Depreciation	(1,295,234)
Net Unrealized Appreciation (Depreciation)	11,748,030
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $6,134,073,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F. During the six months ended June 30, 2026, the fund purchased $6,105,554,000 of investment securities and sold $6,176,962,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,523,757,000 and $2,653,254,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $952,567,000 and sales were $1,841,485,000, resulting in net realized loss of $418,133,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G. Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	1,821	17	8,390	79
Issued in Lieu of Cash Distributions	93	1	241	2
Redeemed	(8,769)	(78)	(21,441)	(199)
Net Increase (Decrease)—Investor Shares	(6,855)	(60)	(12,810)	(118)
ETF Shares
Issued	2,706,580	9,133	5,621,996	20,720
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,428,850)	(8,200)	(4,392,032)	(16,325)
Net Increase (Decrease)—ETF Shares	277,730	933	1,229,964	4,395
12

Morningstar Mid-Cap Growth Index Fund
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	996,840	8,205	2,782,794	23,879
Issued in Lieu of Cash Distributions	38,477	330	79,426	667
Redeemed	(1,497,773)	(12,361)	(2,642,364)	(22,618)
Net Increase (Decrease)—Admiral Shares	(462,456)	(3,826)	219,856	1,928
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q8322 082026
13

Financial Statements
For the six-months ended June 30, 2026
Vanguard Morningstar Mid-Cap Value Index Fund
(formerly Vanguard Mid-Cap Value Index Fund)

Contents
Financial Statements	1

Morningstar Mid-Cap Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Basic Materials (3.0%)
	Nucor Corp.	1,462,938	325,869
	Newmont Corp.	3,428,817	320,252
	Air Products and Chemicals Inc.	715,217	209,687
	Steel Dynamics Inc.	440,029	100,969
	International Paper Co.	1,700,721	64,798
	International Flavors & Fragrances Inc.	778,992	61,712
	LyondellBasell Industries NV Class A	829,385	43,667
			1,126,954
Consumer Discretionary (11.6%)
	General Motors Co.	5,792,024	446,449
*	Warner Bros Discovery Inc.	15,299,840	407,894
	Target Corp.	2,917,495	381,054
	Delta Air Lines Inc.	4,009,317	375,513
	Ford Motor Co.	25,141,316	349,464
	eBay Inc.	2,852,123	318,725
*	United Airlines Holdings Inc.	2,085,449	283,600
	DR Horton Inc.	1,639,444	267,033
	PulteGroup Inc.	1,223,586	167,888
	Electronic Arts Inc.	805,378	165,135
	Dollar General Corp.	1,414,667	162,842
	Southwest Airlines Co.	3,139,733	161,445
	NIKE Inc. Class B	3,852,594	158,149
	Darden Restaurants Inc.	735,739	151,569
*,1	Dollar Tree Inc.	1,172,748	141,844
	Lennar Corp. Class A	1,252,489	113,338
	Estee Lauder Cos. Inc. Class A	794,250	62,706
	Fox Corp. Class A	1,153,099	60,146
*	NVR Inc.	8,235	56,108
	Fox Corp. Class B	779,947	36,533
	Tractor Supply Co.	842,214	26,622
	Lennar Corp. Class B	122,627	10,878
			4,304,935
Consumer Staples (8.4%)
	Corteva Inc.	4,312,594	365,233
	Cardinal Health Inc.	1,504,470	357,402
	Cencora Inc.	1,187,313	335,986
	Keurig Dr Pepper Inc.	8,302,832	271,752
	Sysco Corp.	3,071,700	256,733
	Archer-Daniels-Midland Co.	3,095,944	236,530
	Kenvue Inc.	12,333,560	235,694
[1]	Kimberly-Clark Corp.	2,132,284	234,061
	Kroger Co.	3,541,521	196,661
	Hershey Co.	952,183	167,060
	Constellation Brands Inc. Class A	940,087	130,757
	Kraft Heinz Co.	5,331,934	125,940
	Tyson Foods Inc. Class A	1,812,256	103,752
	General Mills Inc.	1,714,091	59,650
	McCormick & Co. Inc. (Non-Voting)	815,623	41,124
			3,118,335
Energy (11.7%)
	Valero Energy Corp.	1,907,406	496,765
	Marathon Petroleum Corp.	1,875,313	479,461
	SLB Ltd.	9,603,796	446,480
	Phillips 66	2,575,486	435,386
	Baker Hughes Co.	6,372,749	353,687
	ONEOK Inc.	4,047,138	351,858
	Cheniere Energy Inc.	1,346,098	321,731
	Devon Energy Corp.	7,409,116	306,145
1

Morningstar Mid-Cap Value Index Fund
		Shares	Market Value• ($000)
	Williams Cos. Inc.	3,927,631	291,980
	Occidental Petroleum Corp.	4,791,921	232,744
	Diamondback Energy Inc.	1,264,950	222,353
	Kinder Morgan Inc.	6,073,933	194,184
	Halliburton Co.	4,829,706	163,968
	EQT Corp.	1,004,469	53,408
			4,350,150
Financials (17.6%)
	Allstate Corp.	1,653,593	393,456
	Arthur J Gallagher & Co.	1,650,247	378,847
	Aflac Inc.	2,942,612	345,021
	Fifth Third Bancorp	5,821,873	328,179
	MetLife Inc.	3,513,254	297,256
	State Street Corp.	1,688,975	286,450
	Ameriprise Financial Inc.	582,563	267,257
	Nasdaq Inc.	3,269,579	257,708
	American International Group Inc.	3,405,878	253,840
	Prudential Financial Inc.	2,229,020	240,578
	Hartford Insurance Group Inc.	1,760,936	233,359
	Huntington Bancshares Inc.	13,021,658	230,874
	Travelers Cos. Inc.	682,982	225,466
	Aon plc Class A	651,680	216,156
*	Arch Capital Group Ltd.	2,132,156	206,947
	Truist Financial Corp.	4,001,562	199,358
	Northern Trust Corp.	1,129,255	196,310
	M&T Bank Corp.	795,720	189,389
	Cincinnati Financial Corp.	1,000,083	185,155
	Citizens Financial Group Inc.	2,580,642	180,826
	Regions Financial Corp.	5,481,846	165,552
	Raymond James Financial Inc.	1,078,477	163,961
	Cboe Global Markets Inc.	672,264	163,138
	KeyCorp	6,964,732	160,537
	Willis Towers Watson plc	606,706	158,575
	T. Rowe Price Group Inc.	1,376,384	156,481
	Principal Financial Group Inc.	1,387,596	149,555
	W R Berkley Corp.	1,793,548	126,499
	Loews Corp.	1,057,439	119,713
*	Markel Group Inc.	38,182	74,570
			6,551,013
Health Care (5.4%)
	Humana Inc.	771,237	306,351
	Becton Dickinson & Co.	1,769,988	267,852
*	IQVIA Holdings Inc.	1,072,113	207,154
	Regeneron Pharmaceuticals Inc.	330,891	206,324
*	Biogen Inc.	948,376	204,906
	GE HealthCare Technologies Inc.	2,922,086	187,043
	Quest Diagnostics Inc.	711,079	150,713
	Labcorp Holdings Inc.	526,743	147,488
*	Centene Corp.	1,586,002	101,805
*	Medline Inc. Class A	2,510,136	99,000
	STERIS plc	315,003	66,330
	Zimmer Biomet Holdings Inc.	621,372	53,494
			1,998,460
Industrials (17.6%)
	Cummins Inc.	886,401	632,190
	CRH plc	4,292,312	459,277
	United Rentals Inc.	402,421	455,899
	PACCAR Inc.	3,380,703	406,090
*	Keysight Technologies Inc.	1,098,453	384,535
	Carrier Global Corp.	5,068,619	371,783
	L3Harris Technologies Inc.	1,196,704	347,750
	Ferguson Enterprises Inc.	1,245,796	295,665
	Westinghouse Air Brake Technologies Corp.	1,089,958	293,853
	Johnson Controls International plc	1,959,596	286,317
	Norfolk Southern Corp.	721,363	226,934
	FedEx Corp.	689,733	215,976
	Dover Corp.	865,025	194,008
	Rockwell Automation Inc.	357,394	176,939
2

Morningstar Mid-Cap Value Index Fund
		Shares	Market Value• ($000)
	Otis Worldwide Corp.	2,464,872	176,485
	PPG Industries Inc.	1,431,840	173,668
	Synchrony Financial	2,164,471	164,608
*	Fiserv Inc.	3,082,910	151,217
	PayPal Holdings Inc.	3,324,303	143,543
	Expeditors International of Washington Inc.	840,164	136,930
	Packaging Corp. of America	572,343	136,378
	Snap-on Inc.	332,759	133,902
	Fidelity National Information Services Inc.	3,320,268	129,092
	Ingersoll Rand Inc.	1,256,912	103,054
	Global Payments Inc.	1,388,124	100,722
[1]	Sunbelt Rentals Holdings Inc.	1,327,455	99,307
	Dow Inc.	2,314,905	63,336
	Fortive Corp.	979,165	59,817
	Hubbell Inc. Class B	84,859	44,398
			6,563,673
Real Estate (5.7%)
	Simon Property Group Inc.	1,978,935	442,589
	Digital Realty Trust Inc.	2,257,328	405,371
	Public Storage	1,014,888	323,049
*	CBRE Group Inc. Class A	1,880,961	253,347
	Crown Castle Inc.	2,803,631	212,319
	VICI Properties Inc. Class A	6,464,155	171,623
	AvalonBay Communities Inc.	893,614	168,616
	Equity Residential	2,406,778	163,492
			2,140,406
Technology (5.7%)
	Hewlett Packard Enterprise Co.	8,523,310	384,487
	TE Connectivity plc	1,875,050	378,029
*	ON Semiconductor Corp.	2,517,467	238,001
	Roper Technologies Inc.	648,262	219,365
	NetApp Inc.	1,267,590	196,172
*	Strategy Inc.	2,125,006	184,727
*	Zoom Communications Inc.	1,615,003	139,391
	HP Inc.	5,874,610	128,889
	Cognizant Technology Solutions Corp. Class A	3,043,993	117,894
	Qnity Electronics Inc.	672,365	109,804
	SS&C Technologies Holdings Inc.	657,494	40,797
			2,137,556
Telecommunications (0.1%)
*,1	Charter Communications Inc. Class A	256,753	36,513
Utilities (12.6%)
	Sempra	4,199,108	389,299
	Dominion Energy Inc.	5,649,355	385,794
	Entergy Corp.	3,064,973	352,043
	Xcel Energy Inc.	4,010,118	322,013
	Exelon Corp.	6,572,564	306,413
	Consolidated Edison Inc.	2,367,321	261,897
	Public Service Enterprise Group Inc.	3,201,064	259,798
	WEC Energy Group Inc.	2,092,366	244,326
	American Electric Power Co. Inc.	1,747,586	239,087
	PG&E Corp.	13,772,238	231,649
	Ameren Corp.	1,777,440	200,922
	CenterPoint Energy Inc.	4,193,855	184,697
	Edison International	2,471,797	184,025
	Eversource Energy	2,415,822	174,592
	DTE Energy Co.	1,135,863	173,071
	FirstEnergy Corp.	3,521,923	167,432
	PPL Corp.	4,591,230	166,891
	American Water Works Co. Inc.	1,254,423	165,057
	CMS Energy Corp.	1,984,402	151,807
	NiSource Inc.	1,539,886	73,222
	Alliant Energy Corp.	829,548	63,286
			4,697,321
Total Common Stocks (Cost $24,976,557)			37,025,316
3

Morningstar Mid-Cap Value Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund, 3.682% (Cost $208,187)	2,082,123	208,191
Total Investments (100.0%) (Cost $25,184,744)		37,233,507
Other Assets and Liabilities—Net (0.0%)		2,466
Net Assets (100%)		37,235,973

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $45,571.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $46,734 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2026	9	3,397	3
E-mini S&P Mid-Cap 400 Index	September 2026	63	24,475	268
				271

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Global Payments Inc.	8/31/2026	BANA	12,087	(4.278)	796	—
Global Payments Inc.	3/12/2027	CITNA	541	(4.220)	62	—
Global Payments Inc.	8/31/2027	BANA	12,501	(4.370)	823	—
M&T Bank Corp.	8/31/2026	BANA	34,332	(3.620)	383	—
PayPal Holdings Inc.	8/31/2026	BANA	87,440	(4.334)	1,609	—
PayPal Holdings Inc.	3/12/2027	CITNA	11,806	(3.970)	225	—
Raymond James Financial Inc.	3/12/2027	CITNA	7,552	(4.120)	—	(229)
VICI Properties Inc. Class A	3/12/2027	CITNA	1,009	(4.288)	12	—
VICI Properties Inc. Class A	8/31/2027	BANA	13,735	(4.325)	237	—
					4,147	(229)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At June 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $6,290 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Morningstar Mid-Cap Value Index Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $24,976,557)	37,025,316
Affiliated Issuers (Cost $208,187)	208,191
Total Investments in Securities	37,233,507
Investment in Vanguard	783
Cash Collateral Pledged—Futures Contracts	1,390
Receivables for Accrued Income	46,955
Receivables for Capital Shares Issued	9,795
Variation Margin Receivable—Futures Contracts	169
Unrealized Appreciation—Over-the-Counter Swap Contracts	4,147
Total Assets	37,296,746
Liabilities
Due to Custodian	238
Payables for Investment Securities Purchased	505
Collateral for Securities on Loan	46,734
Payables for Capital Shares Redeemed	12,178
Payables to Vanguard	889
Unrealized Depreciation—Over-the-Counter Swap Contracts	229
Total Liabilities	60,773
Net Assets	37,235,973
1 Includes $45,571 of securities on loan.
At June 30, 2026, net assets consisted of:

Paid-in Capital	29,111,708
Total Distributable Earnings (Loss)	8,124,265
Net Assets	37,235,973

Investor Shares—Net Assets
Applicable to 398,677 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	31,026
Net Asset Value Per Share—Investor Shares	$77.82

ETF Shares—Net Assets
Applicable to 115,929,232 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,910,738
Net Asset Value Per Share—ETF Shares	$197.63

Admiral™ Shares—Net Assets
Applicable to 139,621,326 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,294,209
Net Asset Value Per Share—Admiral Shares	$102.38
See accompanying Notes, which are an integral part of the Financial Statements.
5

Morningstar Mid-Cap Value Index Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends	359,637
Interest[1]	2,148
Securities Lending—Net	13
Total Income	361,798
Expenses
The Vanguard Group—Note C
Investment Advisory Services	99
Management and Administrative—Investor Shares	28
Management and Administrative—ETF Shares	4,936
Management and Administrative—Admiral Shares	4,347
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	422
Marketing and Distribution—Admiral Shares	312
Custodian Fees	16
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	346
Shareholders’ Reports—Admiral Shares	79
Trustees’ Fees and Expenses	9
Other Expenses	9
Total Expenses	10,605
Net Investment Income	351,193
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,891,998
Futures Contracts	301
Swap Contracts	(8,146)
Realized Net Gain (Loss)	1,884,153
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,916,799
Futures Contracts	439
Swap Contracts	4,849
Change in Unrealized Appreciation (Depreciation)	1,922,087
Net Increase (Decrease) in Net Assets Resulting from Operations	4,157,433

1
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,043, ($7), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.

2	Includes $2,070,747 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Morningstar Mid-Cap Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	351,193	700,604
Realized Net Gain (Loss)	1,884,153	1,217,155
Change in Unrealized Appreciation (Depreciation)	1,922,087	1,671,227
Net Increase (Decrease) in Net Assets Resulting from Operations	4,157,433	3,588,986
Distributions
Investor Shares	(292)	(676)
ETF Shares	(221,345)	(409,103)
Admiral Shares	(137,763)	(281,315)
Total Distributions	(359,400)	(691,094)
Capital Share Transactions
Investor Shares	(3,016)	(7,887)
ETF Shares	382,144	1,116,148
Admiral Shares	(136,012)	(915,420)
Net Increase (Decrease) from Capital Share Transactions	243,116	192,841
Total Increase (Decrease)	4,041,149	3,090,733
Net Assets
Beginning of Period	33,194,824	30,104,091
End of Period	37,235,973	33,194,824
See accompanying Notes, which are an integral part of the Financial Statements.
7

Morningstar Mid-Cap Value Index Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$69.81	$63.69	$57.07	$53.27	$59.16	$46.83
Investment Operations
Net Investment Income[1]	.678	1.395	1.226	1.202	1.129	1.006
Net Realized and Unrealized Gain (Loss) on Investments	8.035	6.109	6.664	3.830	(5.876)	12.311
Total from Investment Operations	8.713	7.504	7.890	5.032	(4.747)	13.317
Distributions
Dividends from Net Investment Income	(.703 )	(1.384)	(1.270)	(1.232)	(1.143)	(.987 )
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.703 )	(1.384)	(1.270)	(1.232)	(1.143)	(.987 )
Net Asset Value, End of Period	$77.82	$69.81	$63.69	$57.07	$53.27	$59.16
Total Return[2]	12.52%	11.91%	13.89%	9.62%	-8.00%	28.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$31	$31	$36	$39	$45	$57
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%[3]	0.19%[3]	0.19%
Ratio of Net Investment Income to Average Net Assets	1.87%	2.13%	1.99%	2.24%	2.05%	1.83%
Portfolio Turnover Rate[4]	10%	23%	19%	22%	18%	17%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Morningstar Mid-Cap Value Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$177.29	$161.74	$144.93	$135.28	$150.26	$118.93
Investment Operations
Net Investment Income[1]	1.874	3.776	3.339	3.249	3.091	2.744
Net Realized and Unrealized Gain (Loss) on Investments	20.384	15.495	16.887	9.695	(14.996)	31.258
Total from Investment Operations	22.258	19.271	20.226	12.944	(11.905)	34.002
Distributions
Dividends from Net Investment Income	(1.918)	(3.721)	(3.416)	(3.294)	(3.075)	(2.672)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.918)	(3.721)	(3.416)	(3.294)	(3.075)	(2.672)
Net Asset Value, End of Period	$197.63	$177.29	$161.74	$144.93	$135.28	$150.26
Total Return	12.60%	12.05%	14.03%	9.77%	-7.88%	28.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,911	$20,211	$17,374	$16,320	$15,995	$16,086
Ratio of Total Expenses to Average Net Assets	0.05%	0.07%	0.07%	0.07%[2]	0.07%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	2.03%	2.26%	2.13%	2.38%	2.22%	1.96%
Portfolio Turnover Rate[3]	10%	23%	19%	22%	18%	17%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
9

Morningstar Mid-Cap Value Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$91.85	$83.79	$75.08	$70.08	$77.84	$61.61
Investment Operations
Net Investment Income[1]	.960	1.947	1.727	1.677	1.586	1.413
Net Realized and Unrealized Gain (Loss) on Investments	10.556	8.040	8.753	5.030	(7.753)	16.201
Total from Investment Operations	11.516	9.987	10.480	6.707	(6.167)	17.614
Distributions
Dividends from Net Investment Income	(.986 )	(1.927)	(1.770)	(1.707)	(1.593)	(1.384)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.986 )	(1.927)	(1.770)	(1.707)	(1.593)	(1.384)
Net Asset Value, End of Period	$102.38	$91.85	$83.79	$75.08	$70.08	$77.84
Total Return[2]	12.58%	12.05%	14.03%	9.76%	-7.90%	28.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,294	$12,953	$12,694	$11,972	$11,740	$13,218
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%[3]	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	2.01%	2.26%	2.13%	2.37%	2.19%	1.95%
Portfolio Turnover Rate[4]	10%	23%	19%	22%	18%	17%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Morningstar Mid-Cap Value Index Fund
Notes to Financial Statements
Vanguard Morningstar Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In June 2026, the Board of Trustees approved changing the fund’s name to Vanguard Morningstar Mid-Cap Value Index Fund, effective in July 2026, to correspond with the renaming of the fund's benchmark.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
11

Morningstar Mid-Cap Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $783,000, representing less than 0.01% of the fund’s net assets and 0.31% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
12

Morningstar Mid-Cap Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	37,025,316	—	—	37,025,316
Temporary Cash Investments	208,191	—	—	208,191
Total	37,233,507	—	—	37,233,507

Derivative Financial Instruments
Assets
Futures Contracts[1]	271	—	—	271
Swap Contracts	—	4,147	—	4,147
Total	271	4,147	—	4,418
Liabilities
Swap Contracts	—	(229)	—	(229)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	25,213,449
Gross Unrealized Appreciation	12,994,874
Gross Unrealized Depreciation	(970,627)
Net Unrealized Appreciation (Depreciation)	12,024,247
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $5,798,620,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F. During the six months ended June 30, 2026, the fund purchased $3,623,549,000 of investment securities and sold $3,727,904,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $3,134,227,000 and $2,939,542,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $222,716,000 and sales were $1,178,375,000, resulting in net realized loss of $96,967,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G. Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	3,343	45	2,811	43
Issued in Lieu of Cash Distributions	292	4	676	10
Redeemed	(6,651)	(88)	(11,374)	(173)
Net Increase (Decrease)—Investor Shares	(3,016)	(39)	(7,887)	(120)
ETF Shares
Issued	3,198,018	16,906	5,280,672	31,602
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,815,874)	(14,975)	(4,164,524)	(25,025)
Net Increase (Decrease)—ETF Shares	382,144	1,931	1,116,148	6,577
13

Morningstar Mid-Cap Value Index Fund
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	984,823	9,984	1,595,335	18,567
Issued in Lieu of Cash Distributions	122,856	1,250	251,967	2,881
Redeemed	(1,243,691)	(12,642)	(2,762,722)	(31,924)
Net Increase (Decrease)—Admiral Shares	(136,012)	(1,408)	(915,420)	(10,476)
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q8352 082026
14

Financial Statements
For the six-months ended June 30, 2026
Vanguard Morningstar Small-Cap Index Fund
(formerly Vanguard Small-Cap Index Fund)

Contents
Financial Statements	1

Morningstar Small-Cap Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.0%)
Basic Materials (4.7%)
	Carpenter Technology Corp.	1,082,578	667,777
*	RBC Bearings Inc.	725,470	467,246
	Reliance Inc.	1,170,693	437,371
	Royal Gold Inc.	1,946,441	388,529
	CF Industries Holdings Inc.	3,524,017	381,510
	Albemarle Corp.	2,704,870	365,239
	Steel Dynamics Inc.	1,570,887	360,456
	Coeur Mining Inc.	21,354,252	348,501
	Solstice Advanced Materials Inc.	3,642,243	322,703
	Alcoa Corp.	6,052,150	315,559
	Mueller Industries Inc.	2,535,669	311,710
	Avery Dennison Corp.	1,754,228	284,799
	Element Solutions Inc.	5,307,611	253,438
	Hecla Mining Co.	15,383,006	237,360
	International Paper Co.	6,073,223	231,390
	International Flavors & Fragrances Inc.	2,781,420	220,344
	Timken Co.	1,434,099	208,403
*,1	MP Materials Corp.	3,674,898	205,831
	Eastman Chemical Co.	2,622,807	175,676
	Hexcel Corp.	1,730,028	173,107
	Commercial Metals Co.	2,542,724	159,556
	LyondellBasell Industries NV Class A	2,962,160	155,958
	Mosaic Co.	7,291,424	154,505
	NewMarket Corp.	179,317	141,883
	Materion Corp.	477,012	141,859
	Balchem Corp.	736,802	124,483
*	Cleveland-Cliffs Inc.	13,083,527	122,854
	Sensient Technologies Corp.	976,383	120,378
*,1	Uranium Energy Corp.	11,243,425	119,855
	UFP Industries Inc.	1,295,961	117,595
	Celanese Corp.	2,515,704	115,722
	Cabot Corp.	1,183,940	107,525
	Avient Corp.	2,101,525	77,672
*	Century Aluminum Co.	1,589,851	73,149
	Chemours Co.	3,446,033	70,713
	Kaiser Aluminum Corp.	355,818	69,609
	Ashland Inc.	1,049,482	69,150
	Scotts Miracle-Gro Co.	1,001,071	68,183
*	Ingevity Corp.	796,918	59,506
	Westlake Corp.	734,927	53,650
	Minerals Technologies Inc.	711,083	52,599
	Olin Corp.	2,611,660	51,763
	Quaker Chemical Corp.	318,744	50,639
*,1	USA Rare Earth Inc.	2,176,236	46,963
	Innospec Inc.	565,356	46,014
	Huntsman Corp.	3,785,749	40,205
*,1	Energy Fuels Inc.	2,722,990	39,483
	FMC Corp.	2,859,567	32,885
*	Ecovyst Inc.	2,515,562	31,319
	Worthington Steel Inc.	875,327	29,393
	Stepan Co.	493,987	27,525
			8,929,542
Consumer Discretionary (12.8%)
	Tapestry Inc.	4,633,744	678,287
	Williams-Sonoma Inc.	2,700,472	629,480
	RB Global Inc.	4,272,749	497,562
	Omnicom Group Inc.	6,524,407	475,173
*	Liberty Media Corp.-Liberty Formula One Class C	4,876,035	463,906
	Genuine Parts Co.	3,156,736	372,432
1

Morningstar Small-Cap Index Fund
		Shares	Market Value• ($000)
	Somnigroup International Inc.	4,583,199	359,323
	Toll Brothers Inc.	2,171,857	357,813
*	Rivian Automotive Inc. Class A	20,174,027	350,019
	Best Buy Co. Inc.	4,590,940	348,361
	Aramark	6,030,621	343,142
	Ralph Lauren Corp.	819,940	329,132
	Dick's Sporting Goods Inc.	1,435,398	325,563
*	Deckers Outdoor Corp.	3,185,312	316,270
	BorgWarner Inc.	4,704,433	312,374
*	Aptiv plc	4,854,045	297,941
	Texas Roadhouse Inc. Class A	1,507,642	291,322
*	American Airlines Group Inc.	15,171,503	274,149
*	DraftKings Inc. Class A	10,810,965	273,085
	Hasbro Inc.	3,245,624	268,056
*	BJ's Wholesale Club Holdings Inc.	2,929,327	255,496
*	Burlington Stores Inc.	721,813	228,670
	Service Corp. International	3,010,320	228,664
*	Five Below Inc.	1,268,215	228,012
*	Dutch Bros Inc. Class A	3,146,869	225,977
	Domino's Pizza Inc.	763,002	225,879
*,1	Norwegian Cruise Line Holdings Ltd.	10,531,378	222,317
*	Wayfair Inc. Class A	2,388,885	220,781
	New York Times Co. Class A	3,141,373	219,833
	News Corp. Class A	8,336,571	206,997
	Murphy USA Inc.	381,293	205,467
*,1	GameStop Corp. Class A	9,262,352	204,513
*	NVR Inc.	29,407	200,362
*	MGM Resorts International	4,107,679	196,388
	Tractor Supply Co.	6,015,673	190,155
*	Cava Group Inc.	2,270,922	178,222
*	Trade Desk Inc. Class A	9,797,133	177,132
[1]	Hyatt Hotels Corp. Class A	894,043	173,301
*	CarMax Inc.	3,253,034	172,053
	Pool Corp.	794,282	170,691
*	Brinker International Inc.	983,788	165,276
*	Flutter Entertainment plc	1,596,348	163,099
*	Madison Square Garden Sports Corp.	403,539	162,158
	Wynn Resorts Ltd.	1,666,283	161,779
*	Etsy Inc.	2,067,885	155,774
	Lear Corp.	1,149,068	154,044
	LKQ Corp.	5,844,070	153,874
*	Victoria's Secret & Co.	1,821,521	152,061
	Lithia Motors Inc. Class A	523,020	151,932
	VF Corp.	8,984,800	149,866
*	Floor & Decor Holdings Inc. Class A	2,479,680	147,194
*	Taylor Morrison Home Corp. Class A	2,035,735	146,044
	TKO Group Holdings Inc. Class A	688,031	138,508
	Wyndham Hotels & Resorts Inc.	1,631,369	137,378
*	Lululemon Athletica Inc.	1,198,154	136,805
	Churchill Downs Inc.	1,518,792	136,145
*	Life Time Group Holdings Inc.	3,318,756	135,538
*	AutoNation Inc.	728,986	135,438
*	Caesars Entertainment Inc.	4,438,333	133,949
*	Alaska Air Group Inc.	2,556,146	133,431
*	Crocs Inc.	1,082,766	130,625
	Macy's Inc.	5,444,937	128,228
	U-Haul Holding Co. (XNYS)	2,220,677	128,133
	Sirius XM Holdings Inc.	4,248,198	125,492
*	Frontdoor Inc.	1,610,871	124,987
	Gentex Corp.	4,884,806	123,439
	Meritage Homes Corp.	1,453,425	121,870
*	Lyft Inc. Class A	8,259,783	120,675
	Nexstar Media Group Inc. Class A	665,725	118,892
	PriceSmart Inc.	602,228	117,639
	Versant Media Group Inc.	3,237,577	116,585
*	SiteOne Landscape Supply Inc.	1,016,555	116,304
*	Liberty Live Holdings Inc. Class C	1,099,040	116,103
*	Valvoline Inc.	2,925,201	115,662
*	Boot Barn Holdings Inc.	696,160	114,358
	Vail Resorts Inc.	816,088	111,110
2

Morningstar Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Champion Homes Inc.	1,259,133	110,955
	H&R Block Inc.	2,908,393	110,752
	Wingstop Inc.	624,735	108,335
*	Ollie's Bargain Outlet Holdings Inc.	1,392,043	107,020
	Bath & Body Works Inc.	4,617,250	106,797
	Kontoor Brands Inc.	1,267,845	105,662
	Boyd Gaming Corp.	1,193,320	105,406
	Travel + Leisure Co.	1,359,859	103,934
*,1	Sphere Entertainment Co.	597,128	103,321
	Rush Enterprises Inc. Class A	1,398,288	102,054
	Gap Inc.	5,447,169	101,753
*	Duolingo Inc. Class A	877,027	100,876
*	OPENLANE Inc.	2,430,068	100,216
*	Chewy Inc. Class A	5,060,743	99,444
*	Laureate Education Inc.	2,729,059	99,119
*	Urban Outfitters Inc.	1,374,471	97,395
*,1	elf Beauty Inc.	1,295,622	95,876
	Atmus Filtration Technologies Inc.	1,873,478	95,529
*	Planet Fitness Inc. Class A	1,815,612	94,720
*	Covista Inc.	741,686	92,459
*	Mattel Inc.	6,657,675	92,409
*	Abercrombie & Fitch Co. Class A	1,026,276	92,375
*	SkyWest Inc.	909,790	90,369
*	Grand Canyon Education Inc.	608,558	87,091
	Warner Music Group Corp. Class A	3,188,179	86,304
	Thor Industries Inc.	1,146,876	86,199
*	YETI Holdings Inc.	1,738,236	86,147
	Paramount Skydance Corp. Class B	8,733,892	86,116
	Advance Auto Parts Inc.	1,383,409	86,076
*	Asbury Automotive Group Inc.	427,031	85,867
	KB Home	1,365,386	85,459
*	Bright Horizons Family Solutions Inc.	1,203,493	85,304
	Polaris Inc.	1,239,917	84,860
*	Dorman Products Inc.	616,308	84,095
	Graham Holdings Co. Class B	72,797	83,092
	Cheesecake Factory Inc.	1,025,891	81,599
*,1	QuantumScape Corp. Class A	10,615,738	80,255
*	Stride Inc.	926,882	79,934
	PVH Corp.	1,057,712	78,546
	Red Rock Resorts Inc. Class A	1,206,682	78,507
	Signet Jewelers Ltd.	909,867	78,431
	News Corp. Class B	2,780,678	78,026
*	Knowles Corp.	1,864,164	77,326
	Cinemark Holdings Inc.	2,412,458	76,547
*	Hilton Grand Vacations Inc.	1,448,515	75,859
	Group 1 Automotive Inc.	259,539	75,570
	Marriott Vacations Worldwide Corp.	708,428	72,175
	Acushnet Holdings Corp.	604,482	71,649
*	Lionsgate Studios Corp.	4,666,986	71,452
*	Madison Square Garden Entertainment Corp. Class A	881,362	71,293
	Steven Madden Ltd.	1,674,856	70,511
	Academy Sports & Outdoors Inc.	1,478,343	69,674
	Dana Inc.	2,482,309	67,544
	Penske Automotive Group Inc.	376,807	67,430
*	Rush Street Interactive Inc. Class A	2,261,960	67,271
	HNI Corp.	1,651,823	66,750
	Phinia Inc.	806,234	66,409
*	Penn Entertainment Inc.	3,068,093	65,534
*	Allegiant Travel Co.	554,780	65,242
[1]	Choice Hotels International Inc.	573,582	63,249
	Visteon Corp.	612,555	60,772
*,1	Avis Budget Group Inc.	405,464	59,940
	Newell Brands Inc.	9,747,349	59,849
	American Eagle Outfitters Inc.	3,458,094	59,479
	Harley-Davidson Inc.	2,407,872	58,897
	Whirlpool Corp.	1,487,609	58,642
*	RH	346,911	57,147
*	Peloton Interactive Inc. Class A	9,572,444	56,573
[1]	LCI Industries	529,416	56,055
*	Cavco Industries Inc.	88,147	54,156
3

Morningstar Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Callaway Golf Co.	2,878,392	54,085
	Levi Strauss & Co. Class A	2,139,598	53,126
*	Shake Shack Inc. Class A	879,826	49,288
*	Capri Holdings Ltd.	2,641,814	49,058
*	Liberty Media Corp.-Liberty Formula One Class A	547,470	47,926
	Interparfums Inc.	404,289	45,224
*	Six Flags Entertainment Corp.	2,109,676	44,936
*	M/I Homes Inc.	278,989	44,859
*	Liberty Live Holdings Inc. Class A	439,969	44,551
	Kohl's Corp.	2,447,750	43,374
*	Central Garden & Pet Co. Class A	1,114,080	43,193
*	JetBlue Airways Corp.	7,243,548	41,506
*	Goodyear Tire & Rubber Co.	6,272,052	41,396
	PROG Holdings Inc.	874,183	40,746
	John Wiley & Sons Inc. Class A	830,724	40,298
	La-Z-Boy Inc.	939,811	37,705
*	TripAdvisor Inc.	2,672,215	36,636
	Worthington Enterprises Inc.	678,772	36,491
	Strategic Education Inc.	465,656	35,679
[1]	Dillard's Inc. Class A	66,793	35,295
*	Sonos Inc.	2,588,361	35,021
	Leggett & Platt Inc.	2,977,807	34,870
*	Global Business Travel Group I	3,593,886	33,747
*	Coursera Inc.	5,924,725	33,415
	Carter's Inc.	804,225	33,102
*	National Vision Holdings Inc.	1,740,810	33,093
	Millerknoll Inc.	1,565,460	32,029
	Wolverine World Wide Inc.	1,884,402	31,149
*	Sally Beauty Holdings Inc.	2,182,058	30,854
	Buckle Inc.	710,331	29,976
	Columbia Sportswear Co.	468,005	28,932
[1]	Wendy's Co.	3,485,056	28,891
*	LGI Homes Inc.	452,481	28,814
*	BJ's Restaurants Inc.	459,192	27,889
	Papa John's International Inc.	756,684	27,823
	G-III Apparel Group Ltd.	820,134	27,647
*	Under Armour Inc. Class A	4,298,930	27,470
*	ACV Auctions Inc. Class A	3,793,092	27,272
*,1	Lucid Group Inc.	4,036,617	27,005
	Upbound Group Inc.	1,206,995	25,612
	Sonic Automotive Inc. Class A	268,662	22,780
*	Gentherm Inc.	666,398	22,731
	Interface Inc. Class A	630,706	22,604
*	Revolve Group Inc. Class A	953,418	21,824
*	United Parks & Resorts Inc.	431,517	20,601
*	Figs Inc. Class A	1,997,017	20,429
*	Coty Inc. Class A	9,139,925	19,742
*	Driven Brands Holdings Inc.	1,330,928	18,553
*	Under Armour Inc. Class C	2,631,308	16,367
	Rush Enterprises Inc. Class B	192,319	14,712
*,1	Frontier Group Holdings Inc.	1,839,321	14,549
*,1	U-Haul Holding Co.	207,261	13,563
*	AMC Entertainment Holdings Inc. Class A	6,996,887	13,294
	Sinclair Inc.	885,737	12,622
*	Dream Finders Homes Inc. Class A	618,554	10,676
	Arhaus Inc. Class A	1,182,383	9,956
*	Sweetgreen Inc. Class A	1,100,487	9,695
	Matthews International Corp. Class A	339,692	9,144
*	Savers Value Village Inc.	880,462	8,884
*	Central Garden & Pet Co.	174,413	7,733
*,1	Bob's Discount Furniture Inc.	447,208	7,075
*,1	Hertz Global Holdings Inc.	2,881,325	6,526
*	McGraw Hill Inc.	655,281	6,206
	Camping World Holdings Inc. Class A	691,505	5,276
	Cricut Inc. Class A	1,069,328	4,694
*	Petco Health & Wellness Co. Inc. Class A	1,000,947	2,723
			24,129,316
Consumer Staples (3.1%)
	Casey's General Stores Inc.	847,647	673,701
4

Morningstar Small-Cap Index Fund
		Shares	Market Value• ($000)
*	US Foods Holding Corp.	5,050,790	516,443
*	Performance Food Group Co.	3,422,679	382,621
	Bunge Global SA	3,559,897	379,948
	Clorox Co.	2,773,871	264,738
	J M Smucker Co.	2,324,099	261,461
	Coca-Cola Consolidated Inc.	1,296,321	247,494
	General Mills Inc.	6,123,445	213,096
*	Darling Ingredients Inc.	3,645,127	199,097
*	Sprouts Farmers Market Inc.	2,157,322	182,466
	Hormel Foods Corp.	6,943,958	172,349
	Brown-Forman Corp. Class B	6,313,251	168,248
	Conagra Brands Inc.	10,959,617	147,516
	McCormick & Co. Inc. (Non-Voting)	2,913,703	146,909
	Molson Coors Beverage Co. Class B	3,619,481	141,015
	Ingredion Inc.	1,446,482	136,996
	Primo Brands Corp. Class A	5,410,444	132,231
	Lamb Weston Holdings Inc.	3,003,768	129,703
*	Celsius Holdings Inc.	4,389,851	128,535
	Albertsons Cos. Inc. Class A	7,927,850	107,264
[1]	Campbell's Co.	4,771,975	106,272
*	Post Holdings Inc.	884,005	78,022
	Cal-Maine Foods Inc.	946,133	76,221
	WD-40 Co.	308,981	75,280
*	Freshpet Inc.	1,126,603	66,605
*	United Natural Foods Inc.	1,322,902	60,417
	Andersons Inc.	742,072	50,758
	Marzetti Co.	440,748	50,316
	Spectrum Brands Holdings Inc.	505,719	43,365
	Flowers Foods Inc.	4,385,482	34,645
*	BellRing Brands Inc.	2,659,392	34,413
	Reynolds Consumer Products Inc.	1,205,096	32,357
	Pilgrim's Pride Corp.	1,093,388	30,735
*	Boston Beer Co. Inc. Class A	172,592	30,554
	Energizer Holdings Inc.	1,409,739	30,225
	Universal Corp.	571,062	29,792
*	Herbalife Ltd.	2,264,109	29,773
	Edgewell Personal Care Co.	1,054,547	28,325
	Brown-Forman Corp. Class A	978,101	26,761
*	Simply Good Foods Co.	1,862,647	24,736
	Seaboard Corp.	5,497	24,540
	Del Monte Corp.	875,703	24,441
	Weis Markets Inc.	311,716	24,411
	J & J Snack Foods Corp.	321,694	23,628
*	Grocery Outlet Holding Corp.	2,164,613	21,603
*	National Beverage Corp.	535,051	16,694
	Tootsie Roll Industries Inc.	394,134	15,588
	Utz Brands Inc.	1,639,082	12,621
*	Olaplex Holdings Inc.	2,305,441	4,726
			5,839,655
Energy (4.4%)
	TechnipFMC plc	9,143,019	606,182
	Expand Energy Corp.	5,486,938	500,354
*	Nextpower Inc. Class A	3,274,406	390,113
	EQT Corp.	7,172,780	381,377
	DT Midstream Inc.	2,339,244	343,261
	Ovintiv Inc.	6,445,572	339,359
	Permian Resources Corp. Class A	18,244,735	335,886
	Texas Pacific Land Corp.	672,346	294,245
*	First Solar Inc.	1,170,690	276,236
	APA Corp.	8,107,744	264,069
	HF Sinclair Corp.	3,514,571	244,790
*	Antero Resources Corp.	6,751,924	237,263
	Range Resources Corp.	5,404,589	200,997
	Viper Energy Inc. Class A	4,230,699	179,382
	Antero Midstream Corp.	7,622,882	173,421
	Archrock Inc.	3,818,007	155,431
	NOV Inc.	8,228,908	152,646
	Chord Energy Corp.	1,289,247	147,361
	SM Energy Co.	5,500,292	143,558
5

Morningstar Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Enphase Energy Inc.	2,871,987	141,417
	Weatherford International plc	1,649,227	134,412
	Matador Resources Co.	2,564,364	127,654
*	Transocean Ltd.	23,051,770	112,723
	Noble Corp. plc	2,927,134	109,182
	Magnolia Oil & Gas Corp. Class A	4,242,737	108,529
*	CNX Resources Corp.	3,082,580	104,592
	California Resources Corp.	1,934,978	102,302
	Murphy Oil Corp.	3,124,437	101,732
	PBF Energy Inc. Class A	2,171,161	98,831
	Warrior Met Coal Inc.	1,211,075	98,291
	Liberty Energy Inc. Class A	3,556,137	93,135
*	Oceaneering International Inc.	2,289,145	92,756
*	Valaris Ltd.	1,270,789	92,259
	Core Natural Resources Inc.	1,098,610	87,911
*,1	Plug Power Inc.	31,958,013	86,606
	Kodiak Gas Services Inc.	1,139,376	85,601
	Cactus Inc. Class A	1,593,574	81,639
	Patterson-UTI Energy Inc.	8,710,098	79,959
	Delek US Holdings Inc.	1,335,553	67,859
	Helmerich & Payne Inc.	2,061,860	67,505
*	Tidewater Inc.	968,953	64,561
	Peabody Energy Corp.	2,791,679	64,544
	Crescent Energy Co. Class A	6,448,424	63,323
	Kinetik Holdings Inc. Class A	1,265,654	61,182
*	DNOW Inc.	4,169,586	54,080
	Northern Oil & Gas Inc.	2,308,590	41,901
*	Alpha Metallurgical Resources Inc.	233,578	38,526
	World Kinect Corp.	1,120,518	36,910
*	Fluence Energy Inc. Class A	1,822,821	36,238
*,1	Expro Group Holdings NV	2,345,047	34,636
	Venture Global Inc. Class A	2,958,632	32,930
[1]	Atlas Energy Solutions Inc.	1,865,882	30,992
*	Solv Energy Inc. Class A	842,029	28,671
*,1	Array Technologies Inc.	3,538,198	26,218
*	Innovex International Inc.	1,022,301	25,353
*	Comstock Resources Inc.	1,689,799	25,212
	CVR Energy Inc.	689,754	18,996
*	Shoals Technologies Group Inc. Class A	1,918,526	18,993
[1]	Flowco Holdings Inc. Class A	860,597	18,365
*,1	X-Energy Inc. Class A	910,326	16,714
	RPC Inc.	2,557,011	14,907
*	Helix Energy Solutions Group Inc.	1,600,121	13,985
*	Ameresco Inc. Class A	379,667	10,479
[1]	Vitesse Energy Inc.	358,432	5,652
*,1	EVgo Inc. Class A	1,535,328	2,932
			8,227,126
Financials (12.3%)
*	SoFi Technologies Inc.	29,421,980	527,536
	East West Bancorp Inc.	3,141,907	405,589
	Annaly Capital Management Inc.	16,807,268	375,810
	First Citizens BancShares Inc. Class A	169,894	353,514
	Pinnacle Financial Partners Inc.	3,292,961	332,194
	Everest Group Ltd.	907,607	324,224
	Reinsurance Group of America Inc.	1,502,436	319,493
	Globe Life Inc.	1,780,485	318,137
	Unum Group	3,481,152	311,215
	RenaissanceRe Holdings Ltd.	977,856	309,883
	Assurant Inc.	1,136,295	305,129
	Ally Financial Inc.	6,327,618	290,754
	Evercore Inc. Class A	842,956	287,819
[1]	AGNC Investment Corp.	26,334,620	287,047
	Webster Financial Corp.	3,716,016	283,978
	Equitable Holdings Inc.	6,458,916	283,417
	First Horizon Corp.	10,885,270	279,098
	Fidelity National Financial Inc.	5,865,142	276,600
	Invesco Ltd.	9,659,783	254,922
	Wintrust Financial Corp.	1,546,793	248,601
	Carlyle Group Inc.	5,780,553	243,419
6

Morningstar Small-Cap Index Fund
		Shares	Market Value• ($000)
	Franklin Resources Inc.	7,151,595	237,934
	Zions Bancorp NA	3,373,880	233,439
	Stifel Financial Corp.	3,343,092	233,247
	Popular Inc.	1,406,123	230,857
	UMB Financial Corp.	1,568,242	223,882
	SouthState Bank Corp.	2,240,229	223,799
	SEI Investments Co.	2,483,450	217,823
*	Riot Platforms Inc.	7,806,604	213,745
	American Financial Group Inc.	1,524,124	213,286
	Columbia Banking System Inc.	6,651,219	213,172
	Cullen/Frost Bankers Inc.	1,368,376	211,441
	Old National Bancorp	7,975,668	206,570
	Old Republic International Corp.	5,012,736	205,121
	Primerica Inc.	720,100	204,652
	Western Alliance Bancorp	2,379,345	195,582
	Affiliated Managers Group Inc.	575,547	194,765
*	StoneX Group Inc.	1,635,934	193,858
	FactSet Research Systems Inc.	833,946	191,874
	Prosperity Bancshares Inc.	2,620,041	191,342
	Voya Financial Inc.	2,080,322	188,332
	FirstCash Holdings Inc.	854,621	184,872
	Commerce Bancshares Inc.	3,176,934	183,468
	Broadridge Financial Solutions Inc.	1,327,641	181,820
*	Circle Internet Group Inc. Class A	2,899,954	181,624
	Axis Capital Holdings Ltd.	1,606,708	172,625
	Houlihan Lokey Inc. Class A	1,245,348	167,038
	OneMain Holdings Inc.	2,731,442	166,536
	Kinsale Capital Group Inc.	502,699	165,795
	Corebridge Financial Inc.	5,752,104	164,683
	Jefferies Financial Group Inc.	3,282,377	164,053
	Jackson Financial Inc. Class A	1,600,396	163,865
	Valley National Bancorp	10,801,124	158,236
*	Oscar Health Inc. Class A	5,488,922	156,544
	FNB Corp.	8,166,890	155,824
	Lincoln National Corp.	4,385,954	155,043
	Hanover Insurance Group Inc.	722,180	154,633
	Glacier Bancorp Inc.	2,985,402	153,987
	First American Financial Corp.	2,220,519	152,305
	Janus Henderson Group plc	2,822,038	146,605
	United Bankshares Inc.	3,159,183	144,785
	Erie Indemnity Co. Class A	582,906	139,752
	Hancock Whitney Corp.	1,861,674	139,104
	Atlantic Union Bankshares Corp.	3,282,802	138,895
	MGIC Investment Corp.	4,854,643	136,901
	TPG Inc. Class A	3,353,897	136,000
	Selective Insurance Group Inc.	1,373,404	133,234
[1]	Starwood Property Trust Inc.	8,082,207	132,387
	Ameris Bancorp	1,465,620	132,287
	Essent Group Ltd.	2,009,741	129,186
	Blue Owl Capital Inc. Class A	14,733,524	128,918
	Bank OZK	2,438,164	127,004
	Home BancShares Inc.	4,389,450	125,319
	RLI Corp.	2,110,031	124,640
*	Chime Financial Inc. Class A	5,993,944	122,756
*	Axos Financial Inc.	1,239,635	120,728
	Rithm Capital Corp.	12,813,467	120,318
*,1	MARA Holdings Inc.	8,311,159	115,442
	Radian Group Inc.	3,052,112	114,973
*,1	Galaxy Digital Inc. Class A	4,172,851	114,086
	Virtu Financial Inc. Class A	1,896,586	112,980
	Piper Sandler Cos.	1,548,396	112,011
	White Mountains Insurance Group Ltd.	53,952	111,864
	Moelis & Co. Class A	1,706,593	111,645
[1]	Lazard Inc.	2,562,895	107,488
	SLM Corp.	4,110,960	106,638
	Eastern Bankshares Inc.	4,772,041	106,130
	Fulton Financial Corp.	4,384,830	106,069
	CNO Financial Group Inc.	2,033,995	103,693
	Texas Capital Bancshares Inc.	1,001,692	103,435
	ServisFirst Bancshares Inc.	1,191,239	103,340
7

Morningstar Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Lemonade Inc.	1,585,889	103,162
	Ryan Specialty Holdings Inc. Class A	2,669,154	100,787
	Associated Banc-Corp	3,235,905	99,569
	International Bancshares Corp.	1,283,912	97,513
	First Financial Bankshares Inc.	2,794,552	96,691
	United Community Banks Inc.	2,746,173	96,363
	Bread Financial Holdings Inc.	880,707	95,425
	Independent Bank Corp.	1,108,966	92,843
	Flagstar Bank NA	6,199,776	92,625
	First Bancorp	3,548,968	92,522
	Federated Hermes Inc. Class B	1,654,576	91,366
	BGC Group Inc. Class A	8,480,138	90,653
	Cathay General Bancorp	1,459,026	90,445
	Renasant Corp.	2,117,553	90,081
	MarketAxess Holdings Inc.	771,990	87,613
	WSFS Financial Corp.	1,132,968	86,933
	CVB Financial Corp.	3,847,824	86,768
	WesBanco Inc.	2,207,702	86,167
	PJT Partners Inc. Class A	563,061	84,988
*	Brighthouse Financial Inc.	1,316,693	83,347
	First Hawaiian Inc.	2,792,739	81,827
	Community Financial System Inc.	1,204,445	80,842
	BankUnited Inc.	1,667,306	80,781
*	Genworth Financial Inc. Class A	8,340,133	78,981
	Assured Guaranty Ltd.	966,032	77,437
	First Financial Bancorp	2,287,226	77,377
	StepStone Group Inc. Class A	1,852,297	76,611
	Simmons First National Corp. Class A	3,331,142	75,450
	Bank of Hawaii Corp.	908,093	74,000
	First Interstate BancSystem Inc. Class A	1,894,422	73,049
	Towne Bank	2,011,749	72,906
*,1	Miami International Holdings Inc.	1,959,732	72,824
	Hamilton Lane Inc. Class A	898,706	70,845
	Park National Corp.	373,489	68,345
	Morningstar Inc.	434,578	67,803
	Mercury General Corp.	635,010	67,705
	Provident Financial Services Inc.	2,837,801	67,086
*,1	Upstart Holdings Inc.	1,859,762	65,891
	WaFd Inc.	1,694,198	65,006
	Blackstone Mortgage Trust Inc. Class A	3,673,801	62,271
*,1	Credit Acceptance Corp.	95,990	61,121
	First Merchants Corp.	1,373,050	59,989
	Trustmark Corp.	1,276,778	58,745
	Beacon Financial Corp.	1,923,490	58,570
*	SiriusPoint Ltd.	2,427,230	58,253
	BOK Financial Corp.	416,921	57,902
	PennyMac Financial Services Inc.	655,730	57,114
	NBT Bancorp Inc.	1,133,261	55,949
	BancFirst Corp.	501,019	55,678
	Artisan Partners Asset Management Inc. Class A	1,550,861	53,551
	WisdomTree Inc.	3,158,894	53,512
*	Happen Inc.	2,514,421	52,149
	Northwest Bancshares Inc.	3,356,757	50,888
[1]	ARMOUR Residential REIT Inc.	2,848,856	49,713
	Cohen & Steers Inc.	648,797	49,399
	Banner Corp.	740,536	49,201
	Victory Capital Holdings Inc. Class A	573,957	48,247
	Horace Mann Educators Corp.	926,686	47,863
	OFG Bancorp	969,782	47,587
	First Commonwealth Financial Corp.	2,209,871	44,927
*	Encore Capital Group Inc.	467,481	43,611
	National Bank Holdings Corp. Class A	976,658	43,393
*	Baldwin Insurance Group Inc. Class A	1,561,216	41,497
	Walker & Dunlop Inc.	749,142	40,978
	City Holding Co.	307,203	40,747
	S&T Bancorp Inc.	823,063	40,396
	Nelnet Inc. Class A	290,693	38,758
*	Palomar Holdings Inc.	304,358	38,468
	Hope Bancorp Inc.	2,789,259	38,157
	Kemper Corp.	1,352,214	36,456
8

Morningstar Small-Cap Index Fund
		Shares	Market Value• ($000)
	Hilltop Holdings Inc.	872,251	33,826
	Apollo Commercial Real Estate Finance Inc.	3,039,001	32,457
	Westamerica Bancorp	537,293	31,523
	Two Harbors Investment Corp.	2,402,408	29,814
	Enact Holdings Inc.	642,108	29,351
	Tompkins Financial Corp.	296,050	27,983
*	Slide Insurance Holdings Inc.	1,441,248	27,917
	Safety Insurance Group Inc.	336,463	25,188
*	Goosehead Insurance Inc. Class A	514,342	24,946
	Ladder Capital Corp.	2,485,595	24,732
	Chimera Investment Corp.	1,817,317	24,243
*	Neptune Insurance Holdings Inc. Class A	764,252	24,074
	TFS Financial Corp.	1,282,732	22,730
	PennyMac Mortgage Investment Trust	2,001,114	22,573
	MFA Financial Inc.	2,323,522	22,515
	Capitol Federal Financial Inc.	2,609,454	22,206
	Virtus Investment Partners Inc.	146,227	20,984
	F&G Annuities & Life Inc.	757,875	20,152
[1]	Arbor Realty Trust Inc.	3,708,100	20,098
*	Triumph Financial Inc.	260,572	19,884
	Safehold Inc.	1,228,282	19,284
*	Trupanion Inc.	754,081	18,679
	Live Oak Bancshares Inc.	423,141	17,281
	GCM Grosvenor Inc. Class A	1,311,998	16,138
	UWM Holdings Corp. Class A	6,663,775	15,260
*	Accelerant Holdings Class A	1,161,202	13,609
*	Columbia Financial Inc.	594,911	12,624
*	Hagerty Inc. Class A	1,047,706	12,489
	Ridgepost Capital Inc. Class A	1,450,820	11,418
	Employers Holdings Inc.	198,779	10,034
	Navient Corp.	701,340	5,968
			23,170,361
Health Care (12.3%)
*	Revolution Medicines Inc.	4,632,029	867,486
*	Natera Inc.	3,120,454	847,047
*	Illumina Inc.	3,296,812	579,678
*,1	Moderna Inc.	8,190,431	573,576
*	United Therapeutics Corp.	973,490	527,466
*	Incyte Corp.	3,894,602	441,492
*	Guardant Health Inc.	2,889,051	433,444
	Viatris Inc.	26,707,011	424,107
*	Roivant Sciences Ltd.	11,546,599	408,634
*	Neurocrine Biosciences Inc.	2,306,077	388,655
*	Tenet Healthcare Corp.	1,975,596	369,595
*	Centene Corp.	5,662,592	363,482
*	Jazz Pharmaceuticals plc	1,366,973	329,399
*	Cooper Cos. Inc.	4,474,789	320,887
*	Bridgebio Pharma Inc.	4,042,835	301,110
*	Exelixis Inc.	5,476,589	297,981
*,1	Ionis Pharmaceuticals Inc.	3,600,281	285,466
	Revvity Inc.	2,559,509	284,771
*	Elanco Animal Health Inc.	11,454,764	281,902
*	Medpace Holdings Inc.	524,154	277,587
*	Molina Healthcare Inc.	1,195,007	273,298
*	Penumbra Inc.	856,800	270,535
*	Cytokinetics Inc.	3,113,794	265,264
*	Insmed Inc.	2,485,842	265,040
*	Align Technology Inc.	1,560,504	263,195
*	BrightSpring Health Services Inc.	3,759,760	262,206
*	Solventum Corp.	3,375,699	260,435
	Bio-Techne Corp.	3,592,334	253,798
*	BioMarin Pharmaceutical Inc.	4,433,137	253,664
	Baxter International Inc.	11,840,903	252,448
*	Arrowhead Pharmaceuticals Inc.	3,068,726	250,132
*	Charles River Laboratories International Inc.	1,102,914	250,130
*	Axsome Therapeutics Inc.	1,003,143	245,539
*	Insulet Corp.	1,588,917	241,913
*	Krystal Biotech Inc.	642,280	238,716
	Encompass Health Corp.	2,275,030	229,960
9

Morningstar Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Madrigal Pharmaceuticals Inc.	423,043	227,153
	Ensign Group Inc.	1,340,432	214,871
*	Praxis Precision Medicines Inc.	639,384	214,059
*	Halozyme Therapeutics Inc.	2,720,382	212,924
*	Globus Medical Inc. Class A	2,596,850	205,177
*	Alkermes plc	3,822,731	200,292
*	Vaxcyte Inc.	3,311,956	192,524
	Zimmer Biomet Holdings Inc.	2,218,373	190,980
*	Henry Schein Inc.	2,230,411	186,284
*	Corcept Therapeutics Inc.	2,092,890	181,977
*	Protagonist Therapeutics Inc.	1,475,028	180,809
*	Glaukos Corp.	1,279,809	178,866
*	Rhythm Pharmaceuticals Inc.	1,571,929	174,531
*	TG Therapeutics Inc.	3,160,081	173,615
*	Kymera Therapeutics Inc.	1,509,269	173,068
	Universal Health Services Inc. Class B	1,161,113	172,646
*,1	Hims & Hers Health Inc.	4,861,017	168,531
*	Repligen Corp.	1,229,607	167,768
*	Lantheus Holdings Inc.	1,493,174	165,653
*	HealthEquity Inc.	1,821,677	164,534
*	DaVita Inc.	736,199	163,790
*	Nuvalent Inc. Class A	1,265,540	156,294
*	PTC Therapeutics Inc.	1,902,509	155,188
*	Avantor Inc.	15,636,784	154,804
*,1	Tempus AI Inc. Class A	2,602,594	150,768
	Bruker Corp.	2,444,547	147,113
*	Cogent Biosciences Inc.	3,722,357	144,055
	Chemed Corp.	307,655	143,287
*	Twist Bioscience Corp.	1,356,818	139,589
*,1	Mirum Pharmaceuticals Inc.	1,188,816	139,175
*	Ligand Pharmaceuticals Inc.	436,655	138,022
	Teleflex Inc.	1,015,406	128,713
*	Bio-Rad Laboratories Inc. Class A	423,305	124,287
*	CG oncology Inc.	1,719,489	122,170
*	Indivior Pharmaceuticals Inc.	2,796,101	114,724
*	Sotera Health Co.	6,215,541	110,326
*	Veracyte Inc.	1,829,985	107,475
*	Alignment Healthcare Inc.	4,267,902	101,619
*	RadNet Inc.	1,623,493	100,121
*	Viking Therapeutics Inc.	2,530,231	98,704
*	Envista Holdings Corp.	3,732,811	98,360
*	10X Genomics Inc. Class A	2,544,035	97,538
*	Crinetics Pharmaceuticals Inc.	2,419,186	90,526
*	Merit Medical Systems Inc.	1,300,261	90,160
*	Apogee Therapeutics Inc.	674,464	89,522
*	Hinge Health Inc. Class A	1,065,850	88,466
*	IRhythm Holdings Inc.	741,445	88,195
*	ICU Medical Inc.	573,524	84,079
*	Brookdale Senior Living Inc.	5,199,078	83,653
	Organon & Co.	6,025,121	81,580
*	Beam Therapeutics Inc.	2,361,252	81,038
*	Spyre Therapeutics Inc.	896,639	79,604
*	Denali Therapeutics Inc.	3,091,727	79,519
	Concentra Group Holdings Parent Inc.	2,639,196	78,516
*	Haemonetics Corp.	1,042,525	78,189
*	Option Care Health Inc.	3,605,169	75,600
*	ACADIA Pharmaceuticals Inc.	2,944,095	74,486
*,1	ImmunityBio Inc.	8,407,771	73,610
*	Integer Holdings Corp.	778,797	72,779
*	Immunovant Inc.	1,883,385	72,567
*	Ultragenyx Pharmaceutical Inc.	2,146,622	71,676
*,1	Warby Parker Inc. Class A	2,333,759	70,806
*	Amneal Pharmaceuticals Inc.	4,021,997	69,621
*	Privia Health Group Inc.	2,600,870	66,920
*	Doximity Inc. Class A	3,033,009	62,905
*,1	Billiontoone Inc. Class A	523,186	62,772
*	Kiniksa Pharmaceuticals International plc Class A	955,916	61,131
	National HealthCare Corp.	286,539	60,563
*	Acadia Healthcare Co. Inc.	1,998,689	59,021
*,1	Supernus Pharmaceuticals Inc.	1,264,586	58,816
10

Morningstar Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Waystar Holding Corp.	2,632,309	54,041
*,1	Intellia Therapeutics Inc.	3,110,166	52,624
*	LifeStance Health Group Inc.	4,893,446	52,409
*	HeartFlow Inc.	1,782,576	52,301
*	Caris Life Sciences Inc.	2,916,159	51,966
*	Prestige Consumer Healthcare Inc.	1,087,231	51,393
*	Agios Pharmaceuticals Inc.	1,364,364	50,632
*	TransMedics Group Inc.	753,285	50,033
	DENTSPLY SIRONA Inc.	4,597,237	48,777
*	Pediatrix Medical Group Inc.	1,884,425	47,732
*	Astrana Health Inc.	1,022,756	47,466
*	Progyny Inc.	1,612,711	46,494
*	Neogen Corp.	4,978,314	44,755
*	NeoGenomics Inc.	2,990,594	43,633
*,1	Recursion Pharmaceuticals Inc. Class A	11,441,396	41,990
*	Sarepta Therapeutics Inc.	2,292,990	41,205
*	Omnicell Inc.	991,881	41,183
*	Harmony Biosciences Holdings Inc.	1,129,824	41,137
*	CorVel Corp.	640,211	40,026
	Select Medical Holdings Corp.	2,409,421	39,780
*,1	Summit Therapeutics Inc.	2,673,084	38,947
*	PACS Group Inc.	908,998	38,760
*	Healthcare Services Group Inc.	1,576,450	38,718
*	Novocure Ltd.	2,526,663	38,279
*	Adaptive Biotechnologies Corp.	1,746,783	37,469
*	Innoviva Inc.	1,610,347	36,571
*	Dyne Therapeutics Inc.	1,607,020	35,692
*,1	Novavax Inc.	3,775,808	35,568
*	Vir Biotechnology Inc.	3,484,960	35,512
*	Teladoc Health Inc.	4,153,113	35,218
	Perrigo Co. plc	3,178,628	33,026
*	Arcus Biosciences Inc.	1,011,587	31,187
*	AtriCure Inc.	1,105,404	30,929
*,1	Surgery Partners Inc.	1,804,329	30,313
*	Inspire Medical Systems Inc.	662,414	29,550
*	BioCryst Pharmaceuticals Inc.	2,922,024	29,220
*	Procept Biorobotics Corp.	1,243,593	28,080
*	QuidelOrtho Corp.	1,559,518	27,315
*	Integra LifeSciences Holdings Corp.	1,512,318	27,161
*	AdaptHealth Corp. Class A	2,503,619	26,088
*	Enovis Corp.	1,250,797	25,892
*	Azenta Inc.	954,583	24,361
*	Tandem Diabetes Care Inc.	1,576,723	23,793
	CONMED Corp.	688,644	22,539
*,1	Parabilis Medicines Inc.	806,356	22,070
*	Pacira BioSciences Inc.	854,717	21,684
*	ADMA Biologics Inc.	2,517,984	21,076
*	Iovance Biotherapeutics Inc.	4,849,607	20,174
*	STAAR Surgical Co.	683,432	19,608
*	Fortrea Holdings Inc.	1,081,691	18,821
*,1	Kailera Therapeutics Inc.	848,546	18,693
*	Certara Inc.	2,668,434	17,478
*	OPKO Health Inc.	6,907,600	10,361
*	GoodRx Holdings Inc. Class A	1,017,976	2,932
			23,241,404
Industrials (22.6%)
	EMCOR Group Inc.	1,019,226	845,835
	MKS Inc.	1,549,067	689,025
	Curtiss-Wright Corp.	847,225	641,993
	FTAI Aviation Ltd.	2,352,752	636,490
	nVent Electric plc	3,709,105	629,101
*	ATI Inc.	3,129,907	616,905
*	MasTec Inc.	1,449,801	603,204
	Woodward Inc.	1,366,575	581,396
*	Sterling Infrastructure Inc.	668,581	561,180
	Smurfit Westrock plc	12,029,057	556,464
*	XPO Inc.	2,558,241	525,181
	JB Hunt Transport Services Inc.	1,730,177	500,765
*	Affirm Holdings Inc. Class A	6,076,574	495,545
11

Morningstar Small-Cap Index Fund
		Shares	Market Value• ($000)
	CH Robinson Worldwide Inc.	2,567,774	483,615
	DuPont de Nemours Inc.	3,133,638	425,047
	Lennox International Inc.	718,402	411,608
	BWX Technologies Inc.	2,101,280	409,014
	ITT Inc.	2,050,334	405,474
*	Generac Holdings Inc.	1,350,216	395,357
	WESCO International Inc.	1,117,015	385,850
	IDEX Corp.	1,697,314	385,205
	Ball Corp.	6,106,601	381,052
*	API Group Corp.	8,942,509	378,715
	Masco Corp.	4,627,383	376,530
*	Fedex Freight Holding Co. Inc.	2,462,651	371,860
	Nordson Corp.	1,213,658	366,148
	Textron Inc.	3,988,245	365,842
	Regal Rexnord Corp.	1,526,909	363,694
*	Dycom Industries Inc.	688,791	348,246
	Jacobs Solutions Inc.	2,708,775	341,306
	Carlisle Cos. Inc.	928,154	336,688
	Stanley Black & Decker Inc.	3,565,403	335,576
	Watsco Inc.	802,903	334,594
	Lincoln Electric Holdings Inc.	1,256,439	333,597
	RPM International Inc.	2,927,068	325,344
*	Modine Manufacturing Co.	1,211,334	323,450
	TransUnion	4,423,078	319,081
	Hubbell Inc. Class B	606,031	317,075
	Owens Corning	1,847,181	293,628
	Graco Inc.	3,806,187	287,786
*	Zebra Technologies Corp. Class A	1,089,958	286,942
	Applied Industrial Technologies Inc.	847,623	286,624
	Crown Holdings Inc.	2,563,027	286,598
	Pentair plc	3,706,944	284,174
*	SPX Technologies Inc.	1,148,316	281,533
	Allegion plc	1,971,211	276,935
	Moog Inc. Class A	652,218	276,436
	Cognex Corp.	3,817,040	276,430
*,1	QXO Inc.	15,985,058	276,222
	Advanced Drainage Systems Inc.	1,756,907	275,764
	Knight-Swift Transportation Holdings Inc. Class A	3,540,914	275,731
*	Trimble Inc.	5,349,754	273,800
	Littelfuse Inc.	580,036	264,108
	Acuity Inc.	695,361	261,915
*,1	Aurora Innovation Inc. Class A	37,938,737	258,742
*	Saia Inc.	611,770	257,653
	Huntington Ingalls Industries Inc.	903,867	252,983
	Crane Co.	1,125,804	251,133
	Watts Water Technologies Inc. Class A	630,066	246,639
	Valmont Industries Inc.	422,974	244,310
	Argan Inc.	304,180	242,903
	Donaldson Co. Inc.	2,655,590	238,392
*,1	Chart Industries Inc.	1,097,545	229,321
*	TopBuild Corp.	646,466	229,192
	Dow Inc.	8,266,423	226,169
	Jack Henry & Associates Inc.	1,627,005	224,104
	Ryder System Inc.	843,037	222,368
*	Vicor Corp.	582,502	221,223
	Oshkosh Corp.	1,430,147	219,499
	Flowserve Corp.	2,931,470	217,398
	Toro Co.	2,222,823	216,547
*	Planet Labs PBC Class A	6,490,128	215,018
*	Kratos Defense & Security Solutions Inc.	4,301,380	214,467
	Allison Transmission Holdings Inc.	1,902,075	214,440
	Fortive Corp.	3,495,835	213,561
*	Builders FirstSource Inc.	2,338,334	209,234
*	Core & Main Inc. Class A	4,315,571	208,226
	ESCO Technologies Inc.	594,192	207,991
	CNH Industrial NV	18,487,138	207,611
	AECOM	2,947,967	205,768
	AAON Inc.	1,596,893	202,582
	Simpson Manufacturing Co. Inc.	943,595	197,542
	EnerSys	837,438	195,810
12

Morningstar Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Everus Construction Group Inc.	1,170,604	194,262
	Powell Industries Inc.	668,427	191,411
	Ralliant Corp.	2,567,527	189,047
	Zurn Elkay Water Solutions Corp.	3,635,903	183,722
	AptarGroup Inc.	1,463,728	183,259
	Enpro Inc.	484,523	182,631
	UL Solutions Inc. Class A	1,784,838	181,804
	Terex Corp.	2,488,359	180,132
	JBT Marel Corp.	1,194,250	173,166
	Tetra Tech Inc.	5,953,519	171,997
*	StandardAero Inc.	5,720,228	171,092
	Federal Signal Corp.	1,329,223	170,792
	AGCO Corp.	1,411,675	168,977
*	Axalta Coating Systems Ltd.	4,908,666	167,975
*	Fluor Corp.	3,203,759	167,845
*	Kirby Corp.	1,227,066	166,844
	Booz Allen Hamilton Holding Corp.	2,741,106	166,303
*	Forgent Power Solutions Inc. Class A	2,940,293	164,245
	Arcosa Inc.	1,126,018	163,599
*	Gates Industrial Corp. plc	5,825,606	162,942
	A O Smith Corp.	2,569,257	161,144
	Landstar System Inc.	778,265	160,953
*	Middleby Corp.	933,301	160,537
	Eagle Materials Inc.	709,864	159,719
	Sensata Technologies Holding plc	3,335,858	159,254
	Granite Construction Inc.	1,003,321	158,605
	Armstrong World Industries Inc.	979,032	157,056
	MSA Safety Inc.	885,378	154,569
*	Mercury Systems Inc.	1,239,275	151,601
*	IES Holdings Inc.	205,636	151,073
	GATX Corp.	814,578	144,335
*,1	AeroVironment Inc.	870,687	143,724
	Fortune Brands Innovations Inc.	2,595,784	142,509
*	Mohawk Industries Inc.	1,118,374	135,692
*	GXO Logistics Inc.	2,638,859	133,790
	Esab Corp.	1,326,802	130,862
*	Karman Holdings Inc.	2,579,126	128,750
	Sonoco Products Co.	2,267,716	127,786
	Matson Inc.	659,284	126,734
	Brunswick Corp.	1,490,520	125,561
*	AAR Corp.	866,458	123,843
	MSC Industrial Direct Co. Inc. Class A	1,024,457	121,859
*,1	Joby Aviation Inc.	13,536,505	120,746
	Installed Building Products Inc.	525,321	120,740
*	Trex Co. Inc.	2,383,716	119,281
*	Construction Partners Inc. Class A	990,687	117,664
*	ACI Worldwide Inc.	2,334,652	117,410
	Primoris Services Corp.	1,182,456	117,205
	WillScot Holdings Corp.	3,943,907	113,821
	Louisiana-Pacific Corp.	1,442,527	113,469
*	Legence Corp. Class A	1,322,150	112,687
	Herc Holdings Inc.	766,013	109,800
*	Knife River Corp.	1,301,946	108,908
	Belden Inc.	893,581	107,149
	Genpact Ltd.	3,892,385	107,041
*	WEX Inc.	755,872	106,646
*	RXO Inc.	3,782,784	104,367
	CSW Industrials Inc.	374,391	104,193
*	FTI Consulting Inc.	692,110	103,131
*	Paylocity Holding Corp.	981,285	102,574
	AZZ Inc.	654,022	101,406
	Standex International Corp.	277,901	99,397
	Badger Meter Inc.	669,695	99,369
	Griffon Corp.	999,445	97,476
*	Resideo Technologies Inc.	3,126,030	97,220
	Silgan Holdings Inc.	2,061,693	95,642
*	Mirion Technologies Inc. Class A	5,332,119	95,605
	Vontier Corp.	3,230,549	93,686
	Mueller Water Products Inc. Class A	3,590,165	92,734
	Franklin Electric Co. Inc.	861,776	92,374
13

Morningstar Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Remitly Global Inc.	4,106,615	92,029
*	MYR Group Inc.	178,611	89,377
	Brink's Co.	944,811	89,275
	UniFirst Corp.	333,399	88,171
*	Itron Inc.	1,017,409	88,036
	ADT Inc.	13,519,735	87,878
	Brady Corp. Class A	950,202	87,010
	Otter Tail Corp.	963,623	86,707
*,1	Loar Holdings Inc.	1,074,012	86,576
*	ExlService Holdings Inc.	3,334,669	86,235
*	GEO Group Inc.	2,912,230	86,056
	Kadant Inc.	270,935	85,136
*	Hayward Holdings Inc.	4,728,060	81,843
	Korn Ferry	1,191,877	79,355
*	OSI Systems Inc.	359,353	78,591
	Leonardo DRS Inc.	1,836,610	78,368
*	BILL Holdings Inc.	2,058,299	74,428
	VSE Corp.	322,134	73,608
*	NCR Atleos Corp.	1,694,695	73,567
*,1	Madison Air Solutions Corp. Class A	1,886,242	73,563
	ArcBest Corp.	510,232	73,239
	HB Fuller Co.	1,250,961	72,919
	Graphic Packaging Holding Co.	6,781,271	71,678
*,1	Archer Aviation Inc. Class A	14,820,351	70,100
*	Amentum Holdings Inc.	3,364,901	69,553
	Robert Half Inc.	2,231,339	68,502
*	Versigent plc	1,624,724	68,255
	McGrath RentCorp	563,401	68,188
	Helios Technologies Inc.	757,527	67,609
*	CoreCivic Inc.	2,155,180	65,474
	Exponent Inc.	1,107,134	65,055
	Maximus Inc.	1,204,281	64,742
	Trinity Industries Inc.	1,822,712	63,029
	Boise Cascade Co.	807,495	62,686
*,1	Shift4 Payments Inc. Class A	1,274,504	61,992
	Kennametal Inc.	1,747,195	61,239
	Werner Enterprises Inc.	1,375,577	59,989
*	Centuri Holdings Inc.	1,968,142	59,517
	ABM Industries Inc.	1,342,947	59,412
	Atkore Inc.	774,082	58,861
*	Euronet Worldwide Inc.	784,731	57,434
	Crane NXT Co.	1,122,510	57,428
*,1	Firefly Aerospace Inc.	1,882,883	55,357
	Western Union Co.	7,145,503	55,020
	Hub Group Inc. Class A	1,250,783	54,772
	Pitney Bowes Inc.	2,797,077	49,005
	Albany International Corp. Class A	651,620	48,546
*,1	Ondas Inc.	5,689,462	46,881
*	Proto Labs Inc.	546,079	44,511
	Gorman-Rupp Co.	483,882	44,391
*	Flywire Corp.	2,501,949	43,959
*,1	Arxis Inc. Class A	949,420	43,806
*	Payoneer Global Inc.	6,151,028	43,795
	International Seaways Inc.	567,761	43,485
	Enerpac Tool Group Corp. Class A	1,183,278	42,432
	Greif Inc. Class A	539,560	40,192
*	Cimpress plc	389,509	39,613
	EVERTEC Inc.	1,409,513	39,156
*	Hillman Solutions Corp.	4,506,370	38,034
*	CBIZ Inc.	1,171,299	37,575
*,1	Voyager Technologies Inc. Class A	1,165,044	37,573
	ManpowerGroup Inc.	1,063,662	35,920
*,1	Intuitive Machines Inc. Class A	1,654,118	35,382
	Schneider National Inc. Class B	952,582	34,798
*	Marqeta Inc. Class A	8,517,634	34,582
	Tennant Co.	391,463	34,269
*	Symbotic Inc. Class A	759,253	34,128
*,1	PureCycle Technologies Inc.	4,105,165	33,293
	TriMas Corp.	737,663	33,217
	Greenbrier Cos. Inc.	675,237	33,093
14

Morningstar Small-Cap Index Fund
		Shares	Market Value• ($000)
	Insperity Inc.	789,276	32,605
	Astec Industries Inc.	528,289	32,326
*	O-I Glass Inc.	3,331,356	32,081
*	Huron Consulting Group Inc.	354,327	31,946
*,1	First Advantage Corp.	1,765,469	31,867
[1]	GPGI Inc. Class A	1,998,348	31,674
*	Paymentus Holdings Inc. Class A	1,304,159	31,508
*,1	Alliance Laundry Holdings Inc.	1,140,774	30,253
	Lindsay Corp.	238,243	29,494
	TriNet Group Inc.	578,088	28,610
*,1	Enovix Corp.	4,264,229	25,884
	Deluxe Corp.	1,000,971	23,903
*	BrightView Holdings Inc.	1,600,610	22,681
*	Upwork Inc.	2,683,985	22,438
*	Pattern Group Inc. Class A	888,671	22,386
*	Legalzoom.com Inc.	3,533,568	21,661
*	Vestis Corp.	1,284,032	18,644
*,1	Applied Aerospace & Defense Inc.	781,043	17,792
*	Beta Technologies Inc. Class A	1,015,962	17,017
*	Everforth Inc.	890,737	15,917
*	Gibraltar Industries Inc.	339,194	15,298
*,1	EquipmentShare.com Inc. Class A	733,161	14,414
*,1	Aevex Corp. Class A	581,222	12,142
	Greif Inc. Class B	122,422	11,451
*,1	York Space Systems Inc.	437,403	10,769
	Apogee Enterprises Inc.	232,493	10,634
	Quanex Building Products Corp.	525,224	9,780
*,1	ERock Inc. Class A	661,511	9,592
*	Janus International Group Inc.	1,485,092	8,242
*	Verra Mobility Corp. Class A	1,653,910	7,029
	TaskUS Inc. Class A	209,380	980
			42,572,759
Real Estate (7.4%)
	Essex Property Trust Inc.	1,473,887	429,771
	Invitation Homes Inc.	13,626,567	411,659
	Weyerhaeuser Co.	16,538,131	395,923
	Kimco Realty Corp.	15,466,222	392,069
	Host Hotels & Resorts Inc.	15,707,642	372,428
	Mid-America Apartment Communities Inc.	2,669,592	370,913
	WP Carey Inc.	5,108,156	365,233
	Sun Communities Inc.	2,826,636	338,942
	Healthpeak Properties Inc.	15,813,684	338,413
	Regency Centers Corp.	4,198,791	334,812
*	Jones Lang LaSalle Inc.	1,064,420	329,917
	Omega Healthcare Investors Inc.	6,830,653	325,686
	Lamar Advertising Co. Class A	1,996,389	311,397
	UDR Inc.	7,453,769	297,554
	Equity LifeStyle Properties Inc.	4,448,136	286,682
	Gaming & Leisure Properties Inc.	6,171,234	274,805
	Camden Property Trust	2,305,915	264,004
[1]	EastGroup Properties Inc.	1,232,574	249,633
	American Healthcare REIT Inc.	4,786,823	249,633
	American Homes 4 Rent Class A	7,431,897	249,117
	Federal Realty Investment Trust	1,980,914	244,524
[1]	BXP Inc.	3,658,170	242,573
	Brixmor Property Group Inc.	7,036,016	221,846
	CareTrust REIT Inc.	5,419,446	218,675
*	Compass Inc. Class A	17,139,169	211,326
	Alexandria Real Estate Equities Inc.	3,997,668	211,277
	Agree Realty Corp.	2,755,373	208,692
	CubeSmart	5,193,877	206,560
	NNN REIT Inc.	4,363,556	203,036
	First Industrial Realty Trust Inc.	3,039,924	186,378
	Ryman Hospitality Properties Inc.	1,375,119	176,772
	Rexford Industrial Realty Inc.	5,168,461	173,143
	STAG Industrial Inc.	4,385,041	166,895
	Macerich Co.	6,435,671	162,115
	Healthcare Realty Trust Inc. Class A	7,948,150	160,314
	Terreno Realty Corp.	2,437,847	157,899
15

Morningstar Small-Cap Index Fund
		Shares	Market Value• ($000)
	Vornado Realty Trust	3,883,427	152,619
	Essential Properties Realty Trust Inc.	4,961,707	148,107
	Rayonier Inc.	6,899,348	146,818
*	CoStar Group Inc.	4,686,477	132,721
	Kite Realty Group Trust	4,656,532	132,152
	Outfront Media Inc.	3,835,639	125,656
	Phillips Edison & Co. Inc.	2,889,336	120,254
*	Zillow Group Inc. Class C	3,720,749	117,278
	HA Sustainable Infrastructure Capital Inc.	2,946,406	115,057
	Cousins Properties Inc.	3,768,670	112,985
	Sabra Health Care REIT Inc.	5,786,913	112,903
	Millrose Properties Inc.	3,537,971	106,316
	Americold Realty Trust Inc.	6,545,248	102,891
	EPR Properties	1,755,166	101,817
	Kilroy Realty Corp.	2,663,532	99,803
	Tanger Inc.	2,503,121	98,798
	COPT Defense Properties	2,601,600	94,672
	Broadstone Net Lease Inc.	4,399,470	90,937
	Independence Realty Trust Inc.	5,400,364	90,132
[1]	SL Green Realty Corp.	1,632,117	84,495
	Apple Hospitality REIT Inc.	4,873,418	81,922
*,1	Opendoor Technologies Inc.	17,652,566	81,555
	National Health Investors Inc.	1,057,257	80,626
	Highwoods Properties Inc.	2,532,055	76,367
	National Storage Affiliates Trust	1,683,500	74,865
*	Cushman & Wakefield Ltd.	5,319,416	71,227
	LXP Industrial Trust	1,283,707	69,166
	Lineage Inc.	1,566,671	67,759
	Curbline Properties Corp.	2,177,383	66,192
	Urban Edge Properties	2,888,885	66,098
	DigitalBridge Group Inc.	4,178,519	65,937
	Acadia Realty Trust	3,060,567	63,996
	InvenTrust Properties Corp.	1,786,788	63,252
	Park Hotels & Resorts Inc.	4,389,608	62,552
	St. Joe Co.	922,170	57,756
	DiamondRock Hospitality Co.	4,688,878	57,111
[1]	Medical Properties Trust Inc.	10,974,826	50,704
	Sunstone Hotel Investors Inc.	4,273,466	48,931
	Newmark Group Inc. Class A	3,231,325	48,825
*	Howard Hughes Holdings Inc.	682,423	48,786
	Pebblebrook Hotel Trust	2,463,426	47,815
	Janus Living Inc. Class A	1,654,160	47,541
	Getty Realty Corp.	1,387,574	46,289
	LTC Properties Inc.	1,174,926	45,176
	Global Net Lease Inc.	4,847,025	43,332
	Xenia Hotels & Resorts Inc.	2,117,107	43,104
[1]	Douglas Emmett Inc.	3,636,071	42,906
[1]	Innovative Industrial Properties Inc.	660,463	40,935
	RLJ Lodging Trust	3,140,206	37,211
*	Piedmont Realty Trust Inc.	2,859,207	26,162
	American Assets Trust Inc.	1,053,065	26,000
	Centerspace	387,080	21,750
*	Zillow Group Inc. Class A	677,770	21,262
*	Fermi Inc.	2,198,127	20,135
	JBG SMITH Properties	1,334,144	19,572
	Empire State Realty Trust Inc. Class A	3,165,152	17,123
	Marcus & Millichap Inc.	520,072	16,211
*	Forestar Group Inc.	466,639	14,769
	Alexander's Inc.	46,728	12,876
	Saul Centers Inc.	280,652	10,494
	AGNT Inc.	1,129,936	6,113
			13,937,430
Technology (15.3%)
*	Credo Technology Group Holding Ltd.	3,807,378	1,035,417
	Jabil Inc.	2,419,776	932,775
*	Astera Labs Inc.	1,769,071	854,497
*	Twilio Inc. Class A	3,481,229	718,282
*	Flex Ltd.	4,201,413	680,923
	Entegris Inc.	3,497,719	629,100
16

Morningstar Small-Cap Index Fund
		Shares	Market Value• ($000)
*	MACOM Technology Solutions Holdings Inc.	1,574,886	599,039
*	Everpure Inc. Class A	7,237,266	570,224
*	F5 Inc.	1,294,080	538,286
*	Okta Inc.	3,856,505	526,220
*	Lattice Semiconductor Corp.	3,142,262	480,640
*	Fabrinet	821,790	461,912
*	TTM Technologies Inc.	2,381,810	445,446
	TD SYNNEX Corp.	1,659,357	443,612
*	Onto Innovation Inc.	1,140,879	431,766
	CDW Corp.	2,930,282	412,115
*	Akamai Technologies Inc.	3,335,017	394,232
	Qnity Electronics Inc.	2,400,637	392,048
*	SiTime Corp.	514,601	383,666
*,1	IonQ Inc.	6,655,107	354,451
*	Semtech Corp.	2,136,431	345,781
*	Rambus Inc.	2,480,215	329,224
	Advanced Energy Industries Inc.	872,294	325,252
	Amkor Technology Inc.	3,695,110	318,629
*	Toast Inc. Class A	11,219,829	312,136
	Gen Digital Inc.	12,442,480	309,693
*	DigitalOcean Holdings Inc.	1,915,043	300,719
*	PTC Inc.	2,643,213	300,295
	Leidos Holdings Inc.	2,885,695	297,140
*	Sanmina Corp.	1,167,844	295,558
*	Nutanix Inc. Class A	5,781,435	294,622
*	Dynatrace Inc.	6,674,365	293,071
*	FormFactor Inc.	1,787,924	285,943
*	Tyler Technologies Inc.	967,762	283,032
*	Rubrik Inc. Class A	3,430,790	275,424
*	Hut 8 Corp.	2,324,211	268,319
*	GoDaddy Inc. Class A	3,038,676	257,923
*	Unity Software Inc.	9,012,341	257,573
*	Arrow Electronics Inc.	1,172,775	250,282
*	MaxLinear Inc. Class A	1,951,082	249,797
*	Samsara Inc. Class A	7,660,609	248,434
*	Guidewire Software Inc.	1,937,326	238,388
*	CACI International Inc. Class A	506,824	234,791
[1]	Skyworks Solutions Inc.	3,450,223	233,925
*,1	Terawulf Inc.	9,092,695	224,590
*,1	Applied Digital Corp.	5,899,130	220,038
*	Cipher Digital Inc.	8,912,981	218,368
*,1	JFrog Ltd.	2,361,701	214,631
*	Pinterest Inc. Class A	9,947,494	209,196
*	HubSpot Inc.	1,115,917	203,666
	Match Group Inc.	5,351,994	203,643
*	Docusign Inc.	4,447,865	197,574
*	Allegro MicroSystems Inc.	2,776,457	193,297
*,1	D-Wave Quantum Inc.	7,991,578	191,718
*	Maplebear Inc.	4,043,431	191,456
*	Manhattan Associates Inc.	1,358,518	189,174
*	Gartner Inc.	1,456,288	188,764
*	Plexus Corp.	613,706	184,523
*,1	Core Scientific Inc.	6,927,538	177,276
[1]	BitMine Immersion Technologies Inc.	13,064,971	173,895
*	Cirrus Logic Inc.	1,160,260	172,333
	Vishay Intertechnology Inc.	3,188,129	171,458
*	Qorvo Inc.	1,813,963	169,188
	Avnet Inc.	1,881,502	167,115
*	Silicon Laboratories Inc.	756,399	165,319
	SS&C Technologies Holdings Inc.	2,349,607	145,793
*,1	Rigetti Computing Inc.	7,242,953	139,934
*	Commvault Systems Inc.	946,693	134,175
*	Axcelis Technologies Inc.	704,965	133,556
*,1	Novanta Inc.	816,893	132,533
*	SentinelOne Inc. Class A	7,328,306	124,361
	Clear Secure Inc. Class A	2,193,069	122,220
	Paycom Software Inc.	925,883	116,365
*	Elastic NV	2,014,660	114,876
*	Procore Technologies Inc.	2,771,776	112,590
*	Qualys Inc.	808,682	111,186
17

Morningstar Small-Cap Index Fund
		Shares	Market Value• ($000)
*,1	Figma Inc. Class A	6,135,806	110,997
	Bentley Systems Inc. Class B	3,693,573	110,401
*	Diodes Inc.	1,001,238	109,575
	Science Applications International Corp.	989,308	109,229
	Power Integrations Inc.	1,278,210	107,063
*	Snap Inc. Class A	24,098,182	106,996
*	Zeta Global Holdings Corp. Class A	5,433,911	106,939
*	Varonis Systems Inc.	2,499,143	104,864
*	Synaptics Inc.	841,989	104,600
*,1	UiPath Inc. Class A	9,395,684	102,131
*	Xometry Inc. Class A	1,048,279	101,180
*	Veeco Instruments Inc.	1,330,071	100,819
*,1	ServiceTitan Inc. Class A	1,424,846	100,751
	KBR Inc.	2,910,747	100,508
*	Gitlab Inc. Class A	3,274,435	99,969
*,1	Life360 Inc.	1,766,167	97,775
*	Impinj Inc.	663,801	95,076
*	Tenable Holdings Inc.	2,521,025	92,975
*	EPAM Systems Inc.	1,136,760	90,202
*	Dropbox Inc. Class A	3,268,440	89,784
	Universal Display Corp.	1,017,182	88,078
*	Insight Enterprises Inc.	692,899	84,395
*	Appfolio Inc. Class A	523,064	83,873
*	Ambarella Inc.	955,094	81,947
*	Box Inc. Class A	3,028,657	80,381
*	ACM Research Inc. Class A	631,978	80,192
	Adeia Inc.	2,404,130	79,168
	Benchmark Electronics Inc.	781,782	77,138
	Dolby Laboratories Inc. Class A	1,382,100	72,671
*	Teradata Corp.	2,053,032	71,138
*	Figure Technology Solutions Inc. Class A	2,304,522	70,772
*	IPG Photonics Corp.	583,689	68,478
*	NetScout Systems Inc.	1,558,086	67,855
*	Rogers Corp.	409,438	67,037
	RingCentral Inc. Class A	1,695,646	66,096
*	CCC Intelligent Solutions Holdings Inc.	12,752,753	65,804
*	Q2 Holdings Inc.	1,367,297	65,767
*	People Inc.	1,418,676	65,486
*	Parsons Corp.	1,227,802	64,325
	Pegasystems Inc.	2,111,834	63,292
*,1	SoundHound AI Inc. Class A	9,187,241	59,441
*	Fastly Inc. Class A	3,231,972	59,339
*	Magnite Inc.	3,111,381	59,054
*	Kyndryl Holdings Inc.	5,169,592	58,468
*	Cargurus Inc. Class A	1,650,997	56,282
*	Freshworks Inc. Class A	5,515,061	55,812
*	Workiva Inc. Class A	1,141,308	55,365
*,1	Quantinuum Inc. Class A	641,004	52,396
*	AXT Inc.	712,422	51,351
*	Alarm.com Holdings Inc.	1,081,201	50,514
*	LiveRamp Holdings Inc.	1,312,544	49,404
*,1	Stubhub Holdings Inc. Class A	3,626,459	46,673
*	Klaviyo Inc. Class A	3,061,429	46,228
*	SPS Commerce Inc.	797,921	45,617
*	Ziff Davis Inc.	842,481	44,121
*,1	Navan Inc. Class A	1,903,398	43,531
*	Navitas Semiconductor Corp. Class A	2,343,257	41,991
*	Braze Inc. Class A	1,931,892	41,903
*,1	Netskope Inc. Class A	3,814,119	41,726
*	AvePoint Inc.	3,394,239	38,049
*,1	nCino Inc.	2,255,126	36,871
*	Five9 Inc.	1,663,421	35,464
*	BlackLine Inc.	1,207,451	33,893
*	Progress Software Corp.	967,426	32,486
*	DoubleVerify Holdings Inc.	2,983,547	32,342
*,1	Keel Infrastructure Corp.	5,526,229	31,721
*	DXC Technology Co.	3,551,666	31,432
*	Blackbaud Inc.	1,050,430	31,114
*	Yelp Inc. Class A	1,197,408	29,360
	Ingram Micro Holding Corp.	1,059,575	29,064
18

Morningstar Small-Cap Index Fund
		Shares	Market Value• ($000)
*	Intapp Inc.	1,145,866	28,887
*,1	C3.ai Inc. Class A	3,103,252	28,209
*,1	Trump Media & Technology Group Corp.	3,484,505	26,970
	Concentrix Corp.	1,185,899	26,570
*	NCR Voyix Corp.	3,151,663	25,749
*,1	Alkami Technology Inc.	1,346,617	24,401
*	Schrodinger Inc.	1,432,898	23,285
*	ScanSource Inc.	444,567	23,157
*,1	SailPoint Inc.	1,308,113	19,151
*	Vertex Inc. Class A	1,653,704	18,985
*	NIQ Global Intelligence plc	2,024,937	18,933
*	Appian Corp. Class A	822,793	18,842
*,1	Via Transportation Inc. Class A	892,254	16,185
*	Amplitude Inc. Class A	2,019,346	15,448
*	ZoomInfo Technologies Inc. Class A	5,055,581	14,813
*,1	Asana Inc. Class A	2,046,020	14,322
*,1	Infleqtion Inc.	989,192	13,176
*,1	RUM Group Inc.	1,979,546	12,550
*	Sprinklr Inc. Class A	2,279,003	11,760
*,1	Liftoff Mobile Inc.	380,720	9,145
*	N-able Inc.	863,464	3,169
*,2	Pivotal Software Inc.	2,049,947	—
			28,725,859
Telecommunications (1.5%)
*	Roku Inc.	3,009,328	415,709
*,1	EchoStar Corp. Class A	3,089,369	313,571
*,1	AST SpaceMobile Inc. Class A	3,254,728	289,215
*	Viavi Solutions Inc.	5,619,874	268,349
*	Viasat Inc.	2,959,567	265,799
	InterDigital Inc.	592,923	167,874
*	Lumen Technologies Inc.	21,267,541	163,335
*,1	Charter Communications Inc. Class A	917,123	130,424
*,1	Applied Optoelectronics Inc.	874,229	129,526
	Iridium Communications Inc.	2,061,463	113,071
*	Globalstar Inc.	1,181,560	96,049
*	Liberty Broadband Corp. Class C	2,713,486	90,251
	Telephone & Data Systems Inc.	2,074,578	76,780
	Uniti Group Inc.	5,565,926	63,841
*	Calix Inc.	1,312,938	48,999
*	Extreme Networks Inc.	1,425,586	46,146
*	Liberty Capital Corp. Class C	778,553	16,786
	Cogent Communications Holdings Inc.	1,031,383	14,316
	Array Digital Infrastructure Inc.	366,393	13,285
*	Liberty Broadband Corp. Class A	385,252	12,821
*,1	Hawkeye 360 Inc.	319,301	6,456
*	Liberty Capital Corp.	82,380	1,804
			2,744,407
Utilities (3.6%)
	NRG Energy Inc.	4,839,209	706,815
	Atmos Energy Corp.	3,827,757	659,408
	Evergy Inc.	5,005,205	432,600
*	Talen Energy Corp.	1,041,204	400,093
*	Clean Harbors Inc.	1,090,801	325,877
	Pinnacle West Capital Corp.	2,779,491	297,405
	NiSource Inc.	5,497,325	261,398
	Essential Utilities Inc.	6,505,980	249,244
	AES Corp.	16,354,241	239,753
	OGE Energy Corp.	4,732,553	230,286
	Alliant Energy Corp.	2,961,145	225,906
	IDACORP Inc.	1,270,687	192,255
*,1	Oklo Inc. Class A	3,392,263	177,517
	UGI Corp.	4,917,574	169,853
[1]	National Fuel Gas Co.	2,180,290	168,340
	Ormat Technologies Inc.	1,338,904	145,806
	TXNM Energy Inc.	2,537,634	144,087
	Southwest Gas Holdings Inc.	1,576,389	139,794
*	Casella Waste Systems Inc. Class A	1,436,758	139,322
	Portland General Electric Co.	2,654,480	137,582
	Black Hills Corp.	1,746,234	129,920
19

Morningstar Small-Cap Index Fund
		Shares	Market Value• ($000)
	New Jersey Resources Corp.	2,313,985	129,676
	ONE Gas Inc.	1,439,667	110,955
	MDU Resources Group Inc.	4,793,919	101,679
	Northwestern Energy Group Inc.	1,410,934	101,051
	Spire Inc.	1,288,272	100,601
	Clearway Energy Inc. Class C	2,778,996	94,986
*	NuScale Power Corp. Class A	7,941,099	79,649
	Avista Corp.	1,893,844	77,477
	American States Water Co.	899,040	74,288
	MGE Energy Inc.	867,220	70,713
*	Sunrun Inc.	5,193,780	69,493
	California Water Service Group	1,373,625	66,827
*	Hawaiian Electric Industries Inc.	3,751,213	50,754
	Northwest Natural Holding Co.	965,284	47,357
*,1	Fervo Energy Co. Class A	1,581,251	46,220
	Excelerate Energy Inc. Class A	509,766	19,366
			6,814,353
Total Common Stocks (Cost $117,695,798)			188,332,212
Rights (0.0%)
*,2	OmniAb Inc. 12.5 Earnout	156,690	—
*,2	OmniAb Inc. 15 Earnout	156,690	—
*,2	Metsera Inc. CVR	59	—
*,2	Arcellx Inc. CVR	44	—
Total Rights (Cost $—)			—
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[3,4]	Vanguard Market Liquidity Fund, 3.682% (Cost $3,296,622)	32,982,196	3,297,890
Total Investments (101.8%) (Cost $120,992,420)			191,630,102
Other Assets and Liabilities—Net (-1.8%)			(3,381,543)
Net Assets (100%)			188,248,559

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,919,093.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $3,058,628 was received for securities on loan, of which $3,058,622 is held in Vanguard Market Liquidity Fund and $6 is held in cash.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
20

Morningstar Small-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	512	77,967	1,877
E-mini S&P Mid-Cap 400 Index	September 2026	430	167,055	2,642
				4,519

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	2/1/2027	GSI	2,580	(3.620)	126	—
IonQ Inc.	8/31/2026	BANA	53,088	(3.370)	2,815	—
					2,941	—

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $3,569 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
21

Morningstar Small-Cap Index Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $117,695,798)	188,332,212
Affiliated Issuers (Cost $3,296,622)	3,297,890
Total Investments in Securities	191,630,102
Investment in Vanguard	3,905
Cash	2,112
Cash Collateral Pledged—Futures Contracts	16,844
Receivables for Investment Securities Sold	291
Receivables for Accrued Income	172,678
Receivables for Capital Shares Issued	34,503
Variation Margin Receivable—Futures Contracts	1,846
Unrealized Appreciation—Over-the-Counter Swap Contracts	2,941
Other Assets	437
Total Assets	191,865,659
Liabilities
Payables for Investment Securities Purchased	404,028
Collateral for Securities on Loan	3,058,628
Payables for Capital Shares Redeemed	151,657
Payables to Vanguard	2,787
Total Liabilities	3,617,100
Net Assets	188,248,559
1 Includes $2,919,093 of securities on loan.
22

Morningstar Small-Cap Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2026, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	129,062,134
Total Distributable Earnings (Loss)	59,186,425
Net Assets	188,248,559

Investor Shares—Net Assets
Applicable to 2,017,569 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	292,821
Net Asset Value Per Share—Investor Shares	$145.14

ETF Shares—Net Assets
Applicable to 269,204,460 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	81,537,290
Net Asset Value Per Share—ETF Shares	$302.88

Admiral™ Shares—Net Assets
Applicable to 456,309,105 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	66,226,790
Net Asset Value Per Share—Admiral Shares	$145.14

Institutional Shares—Net Assets
Applicable to 166,890,436 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,220,920
Net Asset Value Per Share—Institutional Shares	$145.13

Institutional Plus Shares—Net Assets
Applicable to 38,125,640 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,970,738
Net Asset Value Per Share—Institutional Plus Shares	$418.90
See accompanying Notes, which are an integral part of the Financial Statements.
23

Morningstar Small-Cap Index Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	1,072,416
Interest[2]	2,707
Securities Lending—Net	13,566
Total Income	1,088,689
Expenses
The Vanguard Group—Note C
Investment Advisory Services	461
Management and Administrative—Investor Shares	224
Management and Administrative—ETF Shares	9,693
Management and Administrative—Admiral Shares	13,407
Management and Administrative—Institutional Shares	3,041
Management and Administrative—Institutional Plus Shares	1,190
Marketing and Distribution—Investor Shares	8
Marketing and Distribution—ETF Shares	1,494
Marketing and Distribution—Admiral Shares	1,251
Marketing and Distribution—Institutional Shares	331
Marketing and Distribution—Institutional Plus Shares	224
Custodian Fees	366
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	740
Shareholders’ Reports—Admiral Shares	323
Shareholders’ Reports—Institutional Shares	95
Shareholders’ Reports—Institutional Plus Shares	96
Trustees’ Fees and Expenses	42
Other Expenses	33
Total Expenses	33,020
Net Investment Income	1,055,669
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	11,216,500
Futures Contracts	38,478
Swap Contracts	16,224
Realized Net Gain (Loss)	11,271,202
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	16,889,108
Futures Contracts	10,489
Swap Contracts	3,257
Change in Unrealized Appreciation (Depreciation)	16,902,854
Net Increase (Decrease) in Net Assets Resulting from Operations	29,229,725

1	Dividends are net of foreign withholding taxes of $399.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,091, ($26), and ($142), respectively. Purchases and sales are for temporary cash investment purposes.

3	Includes $11,644,942 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Morningstar Small-Cap Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,055,669	2,155,494
Realized Net Gain (Loss)	11,271,202	3,191,682
Change in Unrealized Appreciation (Depreciation)	16,902,854	8,082,371
Net Increase (Decrease) in Net Assets Resulting from Operations	29,229,725	13,429,547
Distributions
Investor Shares	(1,643)	(3,809)
ETF Shares	(505,547)	(918,809)
Admiral Shares	(406,626)	(787,723)
Institutional Shares	(152,637)	(308,712)
Institutional Plus Shares	(100,130)	(182,316)
Total Distributions	(1,166,583)	(2,201,369)
Capital Share Transactions
Investor Shares	(20,814)	(86,633)
ETF Shares	527,494	1,111,093
Admiral Shares	(1,733,588)	(2,809,662)
Institutional Shares	(1,107,003)	(2,476,644)
Institutional Plus Shares	179,799	140,139
Net Increase (Decrease) from Capital Share Transactions	(2,154,112)	(4,121,707)
Total Increase (Decrease)	25,909,030	7,106,471
Net Assets
Beginning of Period	162,339,529	155,233,058
End of Period	188,248,559	162,339,529
See accompanying Notes, which are an integral part of the Financial Statements.
25

Morningstar Small-Cap Index Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$123.58	$115.15	$102.18	$87.93	$108.35	$93.20
Investment Operations
Net Investment Income[1]	.718	1.451	1.404	1.412	1.256	1.230
Net Realized and Unrealized Gain (Loss) on Investments	21.643	8.482	12.933	14.314	(20.439)	15.130
Total from Investment Operations	22.361	9.933	14.337	15.726	(19.183)	16.360
Distributions
Dividends from Net Investment Income	(.801 )	(1.503)	(1.367)	(1.476)	(1.237)	(1.210)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.801 )	(1.503)	(1.367)	(1.476)	(1.237)	(1.210)
Net Asset Value, End of Period	$145.14	$123.58	$115.15	$102.18	$87.93	$108.35
Total Return[2]	18.16%	8.70%	14.10%	18.05%	-17.71%	17.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$293	$269	$335	$375	$424	$619
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%[3]	0.17%
Ratio of Net Investment Income to Average Net Assets	1.14%	1.26%	1.29%	1.52%	1.34%	1.17%
Portfolio Turnover Rate[4]	11%	17%	13%	12%	14%	17%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
26

Morningstar Small-Cap Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$257.90	$240.32	$213.26	$183.52	$226.15	$194.54
Investment Operations
Net Investment Income[1]	1.694	3.364	3.248	3.218	2.891	2.769
Net Realized and Unrealized Gain (Loss) on Investments	45.159	17.655	26.944	29.839	(42.700)	31.637
Total from Investment Operations	46.853	21.019	30.192	33.057	(39.809)	34.406
Distributions
Dividends from Net Investment Income	(1.873)	(3.439)	(3.132)	(3.317)	(2.821)	(2.796)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.873)	(3.439)	(3.132)	(3.317)	(2.821)	(2.796)
Net Asset Value, End of Period	$302.88	$257.90	$240.32	$213.26	$183.52	$226.15
Total Return	18.24%	8.83%	14.23%	18.21%	-17.60%	17.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$81,537	$69,027	$63,271	$50,492	$40,593	$50,187
Ratio of Total Expenses to Average Net Assets	0.03%	0.05%	0.05%	0.05%	0.05%[2]	0.05%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.39%	1.43%	1.66%	1.49%	1.25%
Portfolio Turnover Rate[3]	11%	17%	13%	12%	14%	17%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
27

Morningstar Small-Cap Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$123.58	$115.16	$102.19	$87.94	$108.37	$93.22
Investment Operations
Net Investment Income[1]	.799	1.605	1.546	1.534	1.383	1.358
Net Realized and Unrealized Gain (Loss) on Investments	21.648	8.462	12.924	14.305	(20.461)	15.131
Total from Investment Operations	22.447	10.067	14.470	15.839	(19.078)	16.489
Distributions
Dividends from Net Investment Income	(.887 )	(1.647)	(1.500)	(1.589)	(1.352)	(1.339)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.887 )	(1.647)	(1.500)	(1.589)	(1.352)	(1.339)
Net Asset Value, End of Period	$145.14	$123.58	$115.16	$102.19	$87.94	$108.37
Total Return[2]	18.24%	8.83%	14.23%	18.20%	-17.61%	17.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$66,227	$57,990	$56,796	$51,854	$44,944	$55,266
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%	0.05%	0.05%	0.05%[3]	0.05%
Ratio of Net Investment Income to Average Net Assets	1.26%	1.39%	1.42%	1.65%	1.48%	1.29%
Portfolio Turnover Rate[4]	11%	17%	13%	12%	14%	17%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
28

Morningstar Small-Cap Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$123.58	$115.15	$102.19	$87.93	$108.36	$93.22
Investment Operations
Net Investment Income[1]	.811	1.611	1.558	1.544	1.392	1.367
Net Realized and Unrealized Gain (Loss) on Investments	21.638	8.478	12.913	14.314	(20.461)	15.123
Total from Investment Operations	22.449	10.089	14.471	15.858	(19.069)	16.490
Distributions
Dividends from Net Investment Income	(.899 )	(1.659)	(1.511)	(1.598)	(1.361)	(1.350)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.899 )	(1.659)	(1.511)	(1.598)	(1.361)	(1.350)
Net Asset Value, End of Period	$145.13	$123.58	$115.15	$102.19	$87.93	$108.36
Total Return	18.24%	8.85%	14.23%	18.22%	-17.60%	17.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,221	$21,635	$22,516	$20,490	$17,363	$21,841
Ratio of Total Expenses to Average Net Assets	0.03%	0.04%	0.04%	0.04%	0.04%[2]	0.04%
Ratio of Net Investment Income to Average Net Assets	1.28%	1.39%	1.43%	1.66%	1.49%	1.29%
Portfolio Turnover Rate[3]	11%	17%	13%	12%	14%	17%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
29

Morningstar Small-Cap Index Fund
Financial Highlights

Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$356.69	$332.37	$294.95	$253.81	$312.78	$269.07
Investment Operations
Net Investment Income[1]	2.364	4.718	4.536	4.479	3.998	4.029
Net Realized and Unrealized Gain (Loss) on Investments	62.461	24.424	37.277	41.301	(59.013)	43.607
Total from Investment Operations	64.825	29.142	41.813	45.780	(55.015)	47.636
Distributions
Dividends from Net Investment Income	(2.615)	(4.822)	(4.393)	(4.640)	(3.955)	(3.926)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.615)	(4.822)	(4.393)	(4.640)	(3.955)	(3.926)
Net Asset Value, End of Period	$418.90	$356.69	$332.37	$294.95	$253.81	$312.78
Total Return	18.25%	8.86%	14.25%	18.22%	-17.60%	17.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,971	$13,419	$12,316	$10,573	$9,146	$12,638
Ratio of Total Expenses to Average Net Assets	0.02%	0.03%	0.03%	0.03%	0.03%[2]	0.03%
Ratio of Net Investment Income to Average Net Assets	1.29%	1.41%	1.44%	1.67%	1.48%	1.32%
Portfolio Turnover Rate[3]	11%	17%	13%	12%	14%	17%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
30

Morningstar Small-Cap Index Fund
Notes to Financial Statements
Vanguard Morningstar Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In June 2026, the Board of Trustees approved changing the fund’s name to Vanguard Morningstar Small-Cap Index Fund, effective in July 2026, to correspond with the renaming of the fund's benchmark.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
31

Morningstar Small-Cap Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $3,905,000, representing less than 0.01% of the fund’s net assets and 1.56% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
32

Morningstar Small-Cap Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	188,332,212	—	—	188,332,212
Rights	—	—	—	—
Temporary Cash Investments	3,297,890	—	—	3,297,890
Total	191,630,102	—	—	191,630,102

Derivative Financial Instruments
Assets
Futures Contracts[1]	4,519	—	—	4,519
Swap Contracts	—	2,941	—	2,941
Total	4,519	2,941	—	7,460

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	121,262,346
Gross Unrealized Appreciation	80,866,058
Gross Unrealized Depreciation	(10,490,842)
Net Unrealized Appreciation (Depreciation)	70,375,216
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $22,466,050,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F. During the six months ended June 30, 2026, the fund purchased $18,267,523,000 of investment securities and sold $19,095,079,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $13,531,298,000 and $14,379,775,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $6,041,506,000 and sales were $2,158,632,000, resulting in net realized gain of $372,530,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G. Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	14,653	110	18,108	159
Issued in Lieu of Cash Distributions	1,643	12	3,809	33
Redeemed	(37,110)	(278)	(108,550)	(928)
Net Increase (Decrease)—Investor Shares	(20,814)	(156)	(86,633)	(736)
ETF Shares
Issued	14,315,318	51,279	13,113,362	54,196
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(13,787,824)	(49,725)	(12,002,269)	(49,825)
Net Increase (Decrease)—ETF Shares	527,494	1,554	1,111,093	4,371
33

Morningstar Small-Cap Index Fund
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	2,869,180	21,584	5,832,703	50,913
Issued in Lieu of Cash Distributions	358,726	2,720	698,060	5,964
Redeemed	(4,961,494)	(37,236)	(9,340,425)	(80,840)
Net Increase (Decrease)—Admiral Shares	(1,733,588)	(12,932)	(2,809,662)	(23,963)
Institutional Shares
Issued	1,696,458	12,703	3,163,028	27,650
Issued in Lieu of Cash Distributions	143,533	1,089	291,165	2,491
Redeemed	(2,946,994)	(21,978)	(5,930,837)	(50,593)
Net Increase (Decrease)—Institutional Shares	(1,107,003)	(8,186)	(2,476,644)	(20,452)
Institutional Plus Shares
Issued	1,218,757	3,189	2,028,135	6,150
Issued in Lieu of Cash Distributions	100,034	263	182,139	539
Redeemed	(1,138,992)	(2,946)	(2,070,135)	(6,123)
Net Increase (Decrease)—Institutional Plus Shares	179,799	506	140,139	566
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q482 082026
34

Financial Statements
For the six-months ended June 30, 2026
Vanguard Morningstar Small-Cap Growth Index Fund
(formerly Vanguard Small-Cap Growth Index Fund)

Contents
Financial Statements	1

Morningstar Small-Cap Growth Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (100.0%)
Basic Materials (4.4%)
	Carpenter Technology Corp.	625,331	385,729
*	RBC Bearings Inc.	419,058	269,899
	Royal Gold Inc.	1,124,353	224,432
	Coeur Mining Inc.	12,334,508	201,299
	Solstice Advanced Materials Inc.	2,103,548	186,374
	Hecla Mining Co.	8,885,541	137,104
*,1	MP Materials Corp.	2,123,807	118,954
	Albemarle Corp.	781,843	105,572
	Hexcel Corp.	999,604	100,020
	NewMarket Corp.	103,426	81,835
	Balchem Corp.	425,372	71,867
*	Uranium Energy Corp.	6,487,548	69,157
*	Century Aluminum Co.	915,944	42,143
*	USA Rare Earth Inc.	1,256,339	27,112
*,1	Energy Fuels Inc.	1,575,280	22,842
			2,044,339
Consumer Discretionary (10.4%)
	RB Global Inc.	2,468,563	287,464
*	Liberty Media Corp.-Liberty Formula One Class C	2,810,181	267,361
*	Rivian Automotive Inc. Class A	11,598,443	201,233
*	Deckers Outdoor Corp.	1,839,778	182,672
	Somnigroup International Inc.	2,268,412	177,844
	Texas Roadhouse Inc. Class A	871,009	168,305
*	DraftKings Inc. Class A	6,245,985	157,774
*	Burlington Stores Inc.	417,030	132,115
*	Five Below Inc.	732,688	131,730
*	Dutch Bros Inc. Class A	1,817,913	130,544
	Domino's Pizza Inc.	440,804	130,496
*	Wayfair Inc. Class A	1,379,882	127,529
*	Cava Group Inc.	1,311,875	102,956
*	Trade Desk Inc. Class A	5,659,320	102,321
	Hyatt Hotels Corp. Class A	516,649	100,147
*	Brinker International Inc.	568,316	95,477
	Ralph Lauren Corp.	237,007	95,137
*	Madison Square Garden Sports Corp.	233,214	93,715
	Wynn Resorts Ltd.	962,772	93,476
*	Etsy Inc.	1,194,921	90,013
	TKO Group Holdings Inc. Class A	397,829	80,087
	Churchill Downs Inc.	876,192	78,542
*	Life Time Group Holdings Inc.	1,915,327	78,222
*	Frontdoor Inc.	930,434	72,192
	Gentex Corp.	2,828,451	71,475
*	SiteOne Landscape Supply Inc.	586,979	67,156
*	Boot Barn Holdings Inc.	402,378	66,099
*	Norwegian Cruise Line Holdings Ltd.	3,031,942	64,004
	Wingstop Inc.	361,047	62,609
*	Ollie's Bargain Outlet Holdings Inc.	804,008	61,812
*,1	Sphere Entertainment Co.	345,191	59,728
*	Duolingo Inc. Class A	506,368	58,242
*	Chewy Inc. Class A	2,918,187	57,342
*	Laureate Education Inc.	1,578,056	57,315
*,1	elf Beauty Inc.	749,689	55,477
*	Planet Fitness Inc. Class A	1,049,687	54,762
*	Grand Canyon Education Inc.	352,497	50,446
	Warner Music Group Corp. Class A	1,844,051	49,918
*	Bright Horizons Family Solutions Inc.	695,576	49,302
*	Dorman Products Inc.	357,373	48,764
*,1	QuantumScape Corp. Class A	6,116,305	46,239
*	Stride Inc.	534,240	46,073
1

Morningstar Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Hilton Grand Vacations Inc.	835,825	43,772
*	Floor & Decor Holdings Inc. Class A	711,208	42,217
*	Madison Square Garden Entertainment Corp. Class A	508,392	41,124
	Wyndham Hotels & Resorts Inc.	470,804	39,646
*	Rush Street Interactive Inc. Class A	1,304,854	38,806
*	Allegiant Travel Co.	320,358	37,674
*	RH	200,498	33,028
*	Peloton Interactive Inc. Class A	5,528,912	32,676
*	Champion Homes Inc.	363,878	32,065
*	Cavco Industries Inc.	50,927	31,289
*	Shake Shack Inc. Class A	508,424	28,482
*	Liberty Media Corp.-Liberty Formula One Class A	323,331	28,304
*	Six Flags Entertainment Corp.	1,219,747	25,981
	Red Rock Resorts Inc. Class A	349,620	22,746
	Cinemark Holdings Inc.	698,081	22,150
*	Sonos Inc.	1,505,842	20,374
*	Global Business Travel Group I	2,082,082	19,551
*	Coursera Inc.	3,427,399	19,331
[1]	Choice Hotels International Inc.	166,653	18,377
*	ACV Auctions Inc. Class A	2,214,017	15,919
*,1	Lucid Group Inc.	2,345,624	15,692
	Interparfums Inc.	118,008	13,200
*	Revolve Group Inc. Class A	554,655	12,696
*	Figs Inc. Class A	1,148,655	11,751
*	Frontier Group Holdings Inc.	1,057,969	8,369
*	BJ's Restaurants Inc.	131,325	7,976
*	AMC Entertainment Holdings Inc. Class A	4,025,555	7,649
*	Gentherm Inc.	191,688	6,538
*	Sweetgreen Inc. Class A	633,001	5,577
*,1	Hertz Global Holdings Inc.	1,657,102	3,753
			4,890,828
Consumer Staples (2.3%)
	Casey's General Stores Inc.	489,615	389,141
	Coca-Cola Consolidated Inc.	748,863	142,973
*	Darling Ingredients Inc.	2,103,760	114,907
*	Sprouts Farmers Market Inc.	1,246,145	105,399
	Primo Brands Corp. Class A	3,121,452	76,288
*	Celsius Holdings Inc.	2,537,545	74,299
	Cal-Maine Foods Inc.	548,155	44,159
	WD-40 Co.	178,017	43,372
*	Freshpet Inc.	650,676	38,468
	Marzetti Co.	126,302	14,419
	J & J Snack Foods Corp.	185,024	13,590
*	BellRing Brands Inc.	765,063	9,900
*	National Beverage Corp.	307,919	9,607
	Tootsie Roll Industries Inc.	226,639	8,964
			1,085,486
Energy (4.3%)
	TechnipFMC plc	5,283,980	350,328
*	Nextpower Inc. Class A	1,891,124	225,309
	Texas Pacific Land Corp.	388,412	169,985
*	First Solar Inc.	676,272	159,573
	EQT Corp.	2,073,113	110,227
	Viper Energy Inc. Class A	2,432,388	103,133
	Permian Resources Corp. Class A	5,279,645	97,198
*	Antero Resources Corp.	1,948,948	68,486
*	Transocean Ltd.	13,305,396	65,063
	Noble Corp. plc	1,690,280	63,047
	Liberty Energy Inc. Class A	2,056,253	53,853
*	Oceaneering International Inc.	1,318,432	53,423
*	Valaris Ltd.	734,801	53,347
	Core Natural Resources Inc.	635,602	50,861
*,1	Plug Power Inc.	18,523,360	50,198
	Kodiak Gas Services Inc.	656,361	49,312
	Cactus Inc. Class A	917,343	46,996
*	Tidewater Inc.	559,460	37,277
	Magnolia Oil & Gas Corp. Class A	1,224,827	31,331
*	Fluence Energy Inc. Class A	1,060,405	21,081
	Helmerich & Payne Inc.	598,513	19,595
2

Morningstar Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Atlas Energy Solutions Inc.	1,081,939	17,971
	Kinetik Holdings Inc. Class A	367,889	17,784
*	Solv Energy Inc. Class A	490,512	16,702
*	Comstock Resources Inc.	982,229	14,655
*	Innovex International Inc.	587,928	14,581
*	Shoals Technologies Group Inc. Class A	1,103,481	10,925
[1]	Flowco Holdings Inc. Class A	495,137	10,566
*,1	X-Energy Inc. Class A	523,530	9,612
*	Helix Energy Solutions Group Inc.	920,367	8,044
*,1	EVgo Inc. Class A	881,687	1,684
			2,002,147
Financials (4.7%)
*	SoFi Technologies Inc.	16,999,285	304,797
*	Riot Platforms Inc.	4,509,324	123,465
*	StoneX Group Inc.	945,962	112,096
	FactSet Research Systems Inc.	480,233	110,492
*	Circle Internet Group Inc. Class A	1,675,102	104,912
	Houlihan Lokey Inc. Class A	720,950	96,701
	Pinnacle Financial Partners Inc.	952,864	96,125
	Kinsale Capital Group Inc.	290,567	95,832
*	Oscar Health Inc. Class A	3,171,535	90,452
	Evercore Inc. Class A	243,925	83,286
	Erie Indemnity Co. Class A	337,278	80,862
	Blue Owl Capital Inc. Class A	8,516,893	74,523
*	Chime Financial Inc. Class A	3,455,126	70,761
*,1	Galaxy Digital Inc. Class A	2,406,904	65,805
	Moelis & Co. Class A	985,691	64,484
*,1	MARA Holdings Inc.	4,297,871	59,697
*	Lemonade Inc.	917,102	59,657
	Ryan Specialty Holdings Inc. Class A	1,545,249	58,349
	PJT Partners Inc. Class A	326,427	49,271
	StepStone Group Inc. Class A	1,072,478	44,358
	Hamilton Lane Inc. Class A	521,390	41,101
	Morningstar Inc.	250,133	39,026
*,1	Upstart Holdings Inc.	1,070,193	37,917
*,1	Credit Acceptance Corp.	55,424	35,291
	ServisFirst Bancshares Inc.	344,287	29,867
	Cohen & Steers Inc.	374,887	28,544
	MarketAxess Holdings Inc.	222,147	25,211
*	Baldwin Insurance Group Inc. Class A	897,745	23,862
*	Palomar Holdings Inc.	176,266	22,278
*	Goosehead Insurance Inc. Class A	295,812	14,347
	TFS Financial Corp.	737,787	13,074
*	Triumph Financial Inc.	148,750	11,351
*	Trupanion Inc.	430,354	10,660
	Live Oak Bancshares Inc.	243,423	9,941
	UWM Holdings Corp. Class A	3,792,835	8,686
*	Columbia Financial Inc.	342,175	7,261
*	Hagerty Inc. Class A	602,623	7,183
*	Neptune Insurance Holdings Inc. Class A	218,380	6,879
			2,218,404
Health Care (17.7%)
*	Revolution Medicines Inc.	2,675,359	501,041
*	Natera Inc.	1,802,288	489,231
*	Incyte Corp.	2,249,253	254,975
*	Guardant Health Inc.	1,668,751	250,363
*	Roivant Sciences Ltd.	6,668,252	235,989
*	Neurocrine Biosciences Inc.	1,331,820	224,458
*	Bridgebio Pharma Inc.	2,334,646	173,884
*	Exelixis Inc.	3,162,797	172,088
*	Illumina Inc.	951,944	167,380
*	Ionis Pharmaceuticals Inc.	2,078,639	164,815
*	Medpace Holdings Inc.	302,661	160,286
*	Penumbra Inc.	495,123	156,335
*	Cytokinetics Inc.	1,797,986	153,170
*	Insmed Inc.	1,435,651	153,069
*	United Therapeutics Corp.	281,184	152,354
*	BrightSpring Health Services Inc.	2,172,024	151,477
	Bio-Techne Corp.	2,074,464	146,561
3

Morningstar Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	BioMarin Pharmaceutical Inc.	2,559,860	146,475
*	Arrowhead Pharmaceuticals Inc.	1,772,235	144,455
*	Axsome Therapeutics Inc.	579,303	141,796
*	Insulet Corp.	917,724	139,724
*	Krystal Biotech Inc.	371,117	137,933
*	Madrigal Pharmaceuticals Inc.	244,326	131,191
	Ensign Group Inc.	774,639	124,175
*	Halozyme Therapeutics Inc.	1,570,798	122,946
*	Globus Medical Inc. Class A	1,499,816	118,500
*	Alkermes plc	2,207,510	115,663
*	Vaxcyte Inc.	1,911,818	111,134
*	Corcept Therapeutics Inc.	1,208,721	105,098
*	Protagonist Therapeutics Inc.	851,812	104,415
*	Glaukos Corp.	739,173	103,307
*	Rhythm Pharmaceuticals Inc.	908,106	100,827
*	TG Therapeutics Inc.	1,825,086	100,270
*	Kymera Therapeutics Inc.	871,540	99,940
*,1	Hims & Hers Health Inc.	2,808,065	97,356
*	Repligen Corp.	710,737	96,973
*	Lantheus Holdings Inc.	862,884	95,728
*	HealthEquity Inc.	1,052,740	95,084
*	PTC Therapeutics Inc.	1,099,640	89,698
*,1	Tempus AI Inc. Class A	1,502,388	87,033
	Chemed Corp.	176,971	82,422
*	Twist Bioscience Corp.	783,540	80,611
*,1	Mirum Pharmaceuticals Inc.	686,321	80,348
*	Indivior Pharmaceuticals Inc.	1,615,433	66,281
*	Sotera Health Co.	3,591,481	63,749
*	Veracyte Inc.	1,057,746	62,121
*	Alignment Healthcare Inc.	2,467,953	58,762
*	RadNet Inc.	939,117	57,915
*	Viking Therapeutics Inc.	1,464,336	57,124
*	10X Genomics Inc. Class A	1,467,202	56,253
*	Crinetics Pharmaceuticals Inc.	1,399,667	52,376
*	Merit Medical Systems Inc.	750,481	52,038
*	IRhythm Holdings Inc.	427,292	50,826
*	Brookdale Senior Living Inc.	3,000,882	48,284
*	Beam Therapeutics Inc.	1,359,986	46,675
*	Denali Therapeutics Inc.	1,784,440	45,896
*	Option Care Health Inc.	2,075,999	43,534
*	ACADIA Pharmaceuticals Inc.	1,699,377	42,994
*,1	ImmunityBio Inc.	4,852,894	42,487
*	Immunovant Inc.	1,086,290	41,855
*	Ultragenyx Pharmaceutical Inc.	1,238,640	41,358
*,1	Warby Parker Inc. Class A	1,347,134	40,872
*	Privia Health Group Inc.	1,501,521	38,634
*	Doximity Inc. Class A	1,747,294	36,239
*	Kiniksa Pharmaceuticals International plc Class A	551,977	35,299
*	CG oncology Inc.	496,371	35,267
*	Waystar Holding Corp.	1,525,895	31,327
*,1	Intellia Therapeutics Inc.	1,798,189	30,425
*	LifeStance Health Group Inc.	2,829,522	30,304
*	Caris Life Sciences Inc.	1,686,026	30,045
*	Agios Pharmaceuticals Inc.	788,655	29,267
*	TransMedics Group Inc.	434,956	28,890
*	Astrana Health Inc.	591,784	27,465
*	Progyny Inc.	927,416	26,737
*	NeoGenomics Inc.	1,728,845	25,224
*,1	Recursion Pharmaceuticals Inc. Class A	6,619,812	24,295
*	Sarepta Therapeutics Inc.	1,332,977	23,954
*	Harmony Biosciences Holdings Inc.	653,920	23,809
*	CorVel Corp.	370,536	23,166
*	Haemonetics Corp.	302,003	22,650
*	Novocure Ltd.	1,462,389	22,155
*	Adaptive Biotechnologies Corp.	1,011,327	21,693
*,1	Novavax Inc.	2,187,922	20,610
*	Vir Biotechnology Inc.	2,019,005	20,574
*,1	Billiontoone Inc. Class A	151,792	18,212
*	Arcus Biosciences Inc.	586,542	18,083
*	AtriCure Inc.	640,945	17,934
4

Morningstar Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Inspire Medical Systems Inc.	384,192	17,139
*	BioCryst Pharmaceuticals Inc.	1,696,014	16,960
*	Procept Biorobotics Corp.	721,587	16,293
*	Tandem Diabetes Care Inc.	901,467	13,603
*	ADMA Biologics Inc.	1,448,225	12,122
*	STAAR Surgical Co.	392,990	11,275
*	PACS Group Inc.	260,341	11,101
*,1	Kailera Therapeutics Inc.	487,994	10,751
*,1	Parabilis Medicines Inc.	239,759	6,562
*	OPKO Health Inc.	1,985,904	2,979
			8,313,021
Industrials (24.4%)
	Curtiss-Wright Corp.	489,453	370,888
	FTAI Aviation Ltd.	1,358,956	367,638
	nVent Electric plc	2,141,741	363,261
*	ATI Inc.	1,807,995	356,356
*	MasTec Inc.	837,161	348,309
	Woodward Inc.	789,412	335,847
*	Sterling Infrastructure Inc.	386,132	324,104
*	XPO Inc.	1,477,754	303,368
*	Affirm Holdings Inc. Class A	3,510,235	286,260
	EMCOR Group Inc.	294,173	244,128
	Lennox International Inc.	414,842	237,684
	BWX Technologies Inc.	1,213,836	236,273
*	Generac Holdings Inc.	779,747	228,318
	Nordson Corp.	701,029	211,493
*	Dycom Industries Inc.	397,719	201,083
	MKS Inc.	447,200	198,915
	Watsco Inc.	463,780	193,271
	Lincoln Electric Holdings Inc.	725,735	192,690
*	Modine Manufacturing Co.	699,614	186,811
	Graco Inc.	2,198,766	166,249
*	SPX Technologies Inc.	663,295	162,620
*,1	QXO Inc.	9,250,628	159,851
	Cognex Corp.	2,205,562	159,727
	Advanced Drainage Systems Inc.	1,014,373	159,216
	Littelfuse Inc.	335,068	152,567
*	Saia Inc.	353,441	148,855
	Argan Inc.	175,670	140,281
*	Chart Industries Inc.	634,048	132,478
*	TopBuild Corp.	371,656	131,763
	Jack Henry & Associates Inc.	943,357	129,938
*	Vicor Corp.	336,416	127,764
*	Planet Labs PBC Class A	3,749,326	124,215
*	Kratos Defense & Security Solutions Inc.	2,484,722	123,888
*	Core & Main Inc. Class A	2,492,892	120,282
	ESCO Technologies Inc.	343,224	120,142
	ITT Inc.	592,737	117,220
	AAON Inc.	922,239	116,995
	Simpson Manufacturing Co. Inc.	544,708	114,035
*	Everus Construction Group Inc.	676,129	112,204
	Powell Industries Inc.	386,006	110,537
	UL Solutions Inc. Class A	1,031,734	105,092
	JBT Marel Corp.	690,040	100,056
*	StandardAero Inc.	3,305,692	98,873
	Federal Signal Corp.	767,126	98,568
*	Forgent Power Solutions Inc. Class A	1,698,004	94,851
	A O Smith Corp.	1,484,286	93,094
	Eagle Materials Inc.	410,173	92,289
	Granite Construction Inc.	579,892	91,669
	Hubbell Inc. Class B	175,109	91,617
	Armstrong World Industries Inc.	565,780	90,762
*	Mercury Systems Inc.	714,893	87,453
*	IES Holdings Inc.	118,899	87,350
*,1	AeroVironment Inc.	503,795	83,161
	Applied Industrial Technologies Inc.	245,148	82,897
	Knight-Swift Transportation Holdings Inc. Class A	1,021,083	79,512
*	Karman Holdings Inc.	1,491,223	74,442
	Installed Building Products Inc.	303,303	69,711
5

Morningstar Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Trex Co. Inc.	1,376,757	68,893
*	ACI Worldwide Inc.	1,352,081	67,996
*	Construction Partners Inc. Class A	571,908	67,926
	WillScot Holdings Corp.	2,277,453	65,727
*	Legence Corp. Class A	763,889	65,106
	Herc Holdings Inc.	442,331	63,404
	Flowserve Corp.	846,537	62,779
*	RXO Inc.	2,186,971	60,339
	CSW Industrials Inc.	216,351	60,210
*	Paylocity Holding Corp.	570,169	59,600
	Badger Meter Inc.	387,282	57,465
	Mueller Water Products Inc. Class A	2,076,048	53,624
*	Remitly Global Inc.	2,375,316	53,231
	Franklin Electric Co. Inc.	496,227	53,191
*	MYR Group Inc.	103,317	51,700
*	Itron Inc.	586,090	50,714
*	Loar Holdings Inc.	619,169	49,911
*	ExlService Holdings Inc.	1,909,372	49,376
	Kadant Inc.	156,080	49,045
	Landstar System Inc.	224,253	46,378
	Leonardo DRS Inc.	1,058,543	45,168
*	BILL Holdings Inc.	1,192,641	43,126
*,1	Madison Air Solutions Corp. Class A	1,087,696	42,420
	VSE Corp.	185,589	42,407
*,1	Archer Aviation Inc. Class A	8,546,297	40,424
	Exponent Inc.	638,155	37,498
*,1	Shift4 Payments Inc. Class A	736,260	35,812
*	Centuri Holdings Inc.	1,136,121	34,356
*,1	Firefly Aerospace Inc.	1,088,508	32,002
*	Knife River Corp.	375,904	31,444
*,1	Ondas Inc.	3,286,068	27,077
*,1	Arxis Inc. Class A	549,446	25,351
*	Payoneer Global Inc.	3,556,478	25,322
*	Flywire Corp.	1,438,990	25,283
	Enerpac Tool Group Corp. Class A	684,583	24,549
*,1	Voyager Technologies Inc. Class A	675,990	21,801
*	CBIZ Inc.	677,843	21,745
*	Marqeta Inc. Class A	5,051,204	20,508
*	Symbotic Inc. Class A	440,026	19,779
*,1	PureCycle Technologies Inc.	2,380,834	19,309
*	Paymentus Holdings Inc. Class A	755,571	18,255
*,1	Alliance Laundry Holdings Inc.	653,110	17,320
	Lindsay Corp.	138,623	17,162
*,1	Enovix Corp.	2,477,334	15,037
*	Upwork Inc.	1,543,614	12,905
	Gorman-Rupp Co.	138,964	12,749
*	Legalzoom.com Inc.	2,032,202	12,457
	Tennant Co.	112,114	9,814
*	Beta Technologies Inc. Class A	584,673	9,793
*	Huron Consulting Group Inc.	101,303	9,133
*,1	EquipmentShare.com Inc. Class A	421,694	8,291
*,1	Aevex Corp. Class A	334,217	6,982
*	Pattern Group Inc. Class A	262,019	6,600
*,1	York Space Systems Inc.	251,578	6,194
*,1	Applied Aerospace & Defense Inc.	224,606	5,117
*,1	ERock Inc. Class A	198,740	2,882
			11,481,608
Real Estate (3.8%)
	Sun Communities Inc.	1,633,083	195,823
	UDR Inc.	4,306,322	171,908
	Equity LifeStyle Properties Inc.	2,570,452	165,666
	American Healthcare REIT Inc.	2,766,103	144,252
	CareTrust REIT Inc.	3,131,680	126,363
	Weyerhaeuser Co.	4,777,754	114,379
	Ryman Hospitality Properties Inc.	794,776	102,168
	Lamar Advertising Co. Class A	577,071	90,012
	Essential Properties Realty Trust Inc.	2,868,185	85,615
*	CoStar Group Inc.	2,712,100	76,807
	Kite Realty Group Trust	2,687,313	76,266
6

Morningstar Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Zillow Group Inc. Class C	2,136,218	67,334
*,1	Opendoor Technologies Inc.	10,206,292	47,153
	Healthcare Realty Trust Inc. Class A	2,291,329	46,216
	National Storage Affiliates Trust	969,911	43,132
	Curbline Properties Corp.	1,256,763	38,206
	Outfront Media Inc.	1,107,110	36,269
	Phillips Edison & Co. Inc.	834,306	34,724
	St. Joe Co.	532,042	33,322
	Pebblebrook Hotel Trust	1,428,985	27,737
	Janus Living Inc. Class A	955,898	27,472
	InvenTrust Properties Corp.	512,601	18,146
*	Zillow Group Inc. Class A	397,096	12,457
*	Fermi Inc.	628,805	5,760
	Alexander's Inc.	13,442	3,704
			1,790,891
Technology (24.1%)
*	Credo Technology Group Holding Ltd.	2,199,102	598,046
*	Astera Labs Inc.	1,021,795	493,547
*	Twilio Inc. Class A	2,010,799	414,888
	Entegris Inc.	2,020,034	363,323
*	MACOM Technology Solutions Holdings Inc.	909,562	345,970
*	Everpure Inc. Class A	4,180,061	329,347
*	Okta Inc.	2,227,677	303,967
*	Lattice Semiconductor Corp.	1,814,703	277,577
*	Fabrinet	474,647	266,790
*	TTM Technologies Inc.	1,375,671	257,278
*	Onto Innovation Inc.	658,872	249,350
*	SiTime Corp.	297,210	221,588
*,1	IonQ Inc.	3,850,336	205,069
*	Semtech Corp.	1,233,824	199,694
*	Flex Ltd.	1,213,181	196,620
*	Rambus Inc.	1,432,434	190,141
	Advanced Energy Industries Inc.	503,782	187,845
*	Toast Inc. Class A	6,464,777	179,850
*	DigitalOcean Holdings Inc.	1,106,135	173,696
*	PTC Inc.	1,523,467	173,081
*	Nutanix Inc. Class A	3,327,228	169,556
*	Dynatrace Inc.	3,845,371	168,850
*	FormFactor Inc.	1,032,543	165,135
*	Tyler Technologies Inc.	559,228	163,552
*	Hut 8 Corp.	1,342,505	154,985
*	GoDaddy Inc. Class A	1,755,240	148,985
*	Unity Software Inc.	5,205,949	148,786
*	MaxLinear Inc. Class A	1,126,815	144,266
*	Samsara Inc. Class A	4,426,236	143,543
*	Guidewire Software Inc.	1,122,456	138,118
*,1	Terawulf Inc.	5,252,066	129,726
*,1	Applied Digital Corp.	3,407,315	127,093
*	Cipher Digital Inc.	5,148,231	126,132
*,1	JFrog Ltd.	1,364,327	123,990
*	Pinterest Inc. Class A	5,748,036	120,881
	Match Group Inc.	3,093,846	117,721
*	HubSpot Inc.	644,727	117,669
*	Docusign Inc.	2,562,845	113,842
*	Allegro MicroSystems Inc.	1,604,762	111,724
*,1	D-Wave Quantum Inc.	4,616,182	110,742
*	Maplebear Inc.	2,335,742	110,597
*	Manhattan Associates Inc.	785,347	109,360
*,1	Core Scientific Inc.	4,001,685	102,403
*	Silicon Laboratories Inc.	437,032	95,518
*	Sanmina Corp.	337,607	85,442
*	Commvault Systems Inc.	546,282	77,425
*,1	Novanta Inc.	471,426	76,484
*	SentinelOne Inc. Class A	4,223,551	71,674
	Clear Secure Inc. Class A	1,266,034	70,556
	Paycom Software Inc.	534,436	67,168
*	Elastic NV	1,161,158	66,209
*	Procore Technologies Inc.	1,605,074	65,198
*	Qualys Inc.	467,288	64,247
7

Morningstar Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
	Bentley Systems Inc. Class B	2,138,104	63,908
*	Diodes Inc.	578,706	63,334
*	Zeta Global Holdings Corp. Class A	3,138,886	61,773
*	Varonis Systems Inc.	1,441,663	60,492
*,1	UiPath Inc. Class A	5,439,976	59,133
*	Xometry Inc. Class A	606,143	58,505
*	Veeco Instruments Inc.	768,942	58,286
*,1	ServiceTitan Inc. Class A	823,525	58,231
*	Gitlab Inc. Class A	1,892,569	57,780
*,1	Life360 Inc.	1,021,199	56,534
*	Impinj Inc.	384,125	55,018
*	Tenable Holdings Inc.	1,459,110	53,812
*	Dropbox Inc. Class A	1,888,465	51,876
	Universal Display Corp.	589,574	51,051
	Vishay Intertechnology Inc.	918,956	49,421
*	Appfolio Inc. Class A	303,324	48,638
*	Ambarella Inc.	551,361	47,307
*	ACM Research Inc. Class A	364,621	46,267
*	Box Inc. Class A	1,731,229	45,947
*	Figure Technology Solutions Inc. Class A	1,329,036	40,815
*	IPG Photonics Corp.	336,872	39,522
*	Rogers Corp.	236,166	38,667
*	Q2 Holdings Inc.	793,398	38,162
	Pegasystems Inc.	1,224,668	36,703
*,1	SoundHound AI Inc. Class A	5,298,974	34,284
*	Fastly Inc. Class A	1,866,335	34,266
*	Freshworks Inc. Class A	3,201,791	32,402
*	Cargurus Inc. Class A	949,416	32,366
*	Workiva Inc. Class A	666,280	32,321
	Power Integrations Inc.	369,286	30,931
*	AXT Inc.	411,127	29,634
*	Alarm.com Holdings Inc.	628,705	29,373
*	LiveRamp Holdings Inc.	750,920	28,265
*	Klaviyo Inc. Class A	1,760,780	26,588
*	SPS Commerce Inc.	458,806	26,230
*	Braze Inc. Class A	1,122,924	24,356
*	AvePoint Inc.	1,952,408	21,887
*	nCino Inc.	1,297,087	21,207
	Dolby Laboratories Inc. Class A	397,055	20,877
*	BlackLine Inc.	694,497	19,495
*	DoubleVerify Holdings Inc.	1,716,004	18,601
*	Kyndryl Holdings Inc.	1,503,097	17,000
*	Yelp Inc. Class A	687,236	16,851
*	Intapp Inc.	658,942	16,612
*,1	C3.ai Inc. Class A	1,795,222	16,319
*,1	Quantinuum Inc. Class A	183,726	15,018
*,1	Alkami Technology Inc.	774,329	14,031
*	Schrodinger Inc.	834,782	13,565
*,1	SailPoint Inc.	763,085	11,172
*	Appian Corp. Class A	484,163	11,087
*	Vertex Inc. Class A	963,531	11,061
*	NIQ Global Intelligence plc	1,164,717	10,890
*	Amplitude Inc. Class A	1,161,457	8,885
*,1	Asana Inc. Class A	1,197,851	8,385
*,1	RUM Group Inc.	1,138,646	7,219
*,1	Via Transportation Inc. Class A	254,645	4,619
*,1	Infleqtion Inc.	282,573	3,764
*	Sprinklr Inc. Class A	655,552	3,383
*,1	Liftoff Mobile Inc.	109,493	2,630
			11,332,000
Telecommunications (2.3%)
*	Roku Inc.	1,738,315	240,131
*,1	AST SpaceMobile Inc. Class A	1,879,922	167,050
	InterDigital Inc.	342,545	96,985
*	Lumen Technologies Inc.	12,283,982	94,341
*,1	EchoStar Corp. Class A	892,484	90,587
*	Viavi Solutions Inc.	1,625,246	77,605
*	Applied Optoelectronics Inc.	505,627	74,914
	Iridium Communications Inc.	1,191,549	65,356
8

Morningstar Small-Cap Growth Index Fund
		Shares	Market Value• ($000)
*	Globalstar Inc.	683,361	55,550
	Uniti Group Inc.	3,213,699	36,861
*	Calix Inc.	755,133	28,181
*	Extreme Networks Inc.	824,335	26,684
	Cogent Communications Holdings Inc.	593,234	8,234
*	Liberty Capital Corp. Class C	224,286	4,836
*,1	Hawkeye 360 Inc.	183,630	3,713
*	Liberty Capital Corp.	21,351	468
			1,071,496
Utilities (1.6%)
*	Talen Energy Corp.	601,259	231,040
*	Clean Harbors Inc.	630,293	188,300
*,1	Oklo Inc. Class A	1,959,247	102,527
	Ormat Technologies Inc.	773,664	84,252
*	Casella Waste Systems Inc. Class A	829,007	80,389
*	NuScale Power Corp. Class A	4,595,891	46,097
	California Water Service Group	792,932	38,576
			771,181
Total Common Stocks (Cost $31,247,662)			47,001,401
Rights (0.0%)
*,2	Metsera Inc. CVR	160	1
*,2	OmniAb Inc. 12.5 Earnout	45,320	—
*,2	OmniAb Inc. 15 Earnout	45,320	—
*,2	Blueprint Medicines Corp. CVR	285	—
Total Rights (Cost $1)			1
Temporary Cash Investments (2.9%)
Money Market Fund (2.9%)
[3,4]	Vanguard Market Liquidity Fund, 3.682% (Cost $1,354,177)	13,544,348	1,354,299
Total Investments (102.9%) (Cost $32,601,840)			48,355,701
Other Assets and Liabilities—Net (-2.9%)			(1,348,560)
Net Assets (100%)			47,007,141

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,206,755.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,256,920 was received for securities on loan.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.
9

Morningstar Small-Cap Growth Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	September 2026	11	6,715	123
E-mini Russell 2000 Index	September 2026	184	28,020	715
E-mini S&P Mid-Cap 400 Index	September 2026	5	1,942	28
				866

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
IonQ Inc.	8/31/2026	BANA	30,336	(3.370)	1,608	—
MARA Holdings Inc.	2/1/2027	GSI	7,320	(3.620)	—	(385)
Somnigroup International Inc.	8/31/2026	BANA	29,786	(3.620)	—	(84)
					1,608	(469)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At June 30, 2026, the counterparties had deposited in segregated accounts securities with a value of $1,862 in connection with open over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
10

Morningstar Small-Cap Growth Index Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $31,247,663)	47,001,402
Affiliated Issuers (Cost $1,354,177)	1,354,299
Total Investments in Securities	48,355,701
Investment in Vanguard	973
Cash Collateral Pledged—Futures Contracts	2,620
Cash Collateral Pledged—Over-the-Counter Swap Contracts	320
Receivables for Accrued Income	11,938
Receivables for Capital Shares Issued	20,200
Variation Margin Receivable—Futures Contracts	257
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,608
Other Assets	175
Total Assets	48,393,792
Liabilities
Due to Custodian	2,101
Payables for Investment Securities Purchased	96,577
Collateral for Securities on Loan	1,256,920
Payables for Capital Shares Redeemed	29,488
Payables to Vanguard	1,096
Unrealized Depreciation—Over-the-Counter Swap Contracts	469
Total Liabilities	1,386,651
Net Assets	47,007,141
1 Includes $1,206,755 of securities on loan.
11

Morningstar Small-Cap Growth Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2026, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	36,938,682
Total Distributable Earnings (Loss)	10,068,459
Net Assets	47,007,141

Investor Shares—Net Assets
Applicable to 773,240 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	79,522
Net Asset Value Per Share—Investor Shares	$102.84

ETF Shares—Net Assets
Applicable to 67,846,870 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,813,105
Net Asset Value Per Share—ETF Shares	$365.72

Admiral™ Shares—Net Assets
Applicable to 134,682,237 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	17,318,741
Net Asset Value Per Share—Admiral Shares	$128.59

Institutional Shares—Net Assets
Applicable to 46,570,904 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,795,773
Net Asset Value Per Share—Institutional Shares	$102.98
See accompanying Notes, which are an integral part of the Financial Statements.
12

Morningstar Small-Cap Growth Index Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	83,695
Interest[2]	1,444
Securities Lending—Net	5,660
Total Income	90,799
Expenses
The Vanguard Group—Note C
Investment Advisory Services	114
Management and Administrative—Investor Shares	62
Management and Administrative—ETF Shares	4,915
Management and Administrative—Admiral Shares	4,927
Management and Administrative—Institutional Shares	983
Marketing and Distribution—Investor Shares	2
Marketing and Distribution—ETF Shares	444
Marketing and Distribution—Admiral Shares	312
Marketing and Distribution—Institutional Shares	65
Custodian Fees	121
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	315
Shareholders’ Reports—Admiral Shares	84
Shareholders’ Reports—Institutional Shares	36
Trustees’ Fees and Expenses	10
Other Expenses	11
Total Expenses	12,402
Net Investment Income	78,397
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	4,473,230
Futures Contracts	8,593
Swap Contracts	6,551
Realized Net Gain (Loss)	4,488,374
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	3,742,639
Futures Contracts	1,060
Swap Contracts	2,950
Change in Unrealized Appreciation (Depreciation)	3,746,649
Net Increase (Decrease) in Net Assets Resulting from Operations	8,313,420

1	Dividends are net of foreign withholding taxes of $221.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,293, ($24), and ($48), respectively. Purchases and sales are for temporary cash investment purposes.

3	Includes $4,222,661 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Morningstar Small-Cap Growth Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	78,397	212,784
Realized Net Gain (Loss)	4,488,374	(205,578)
Change in Unrealized Appreciation (Depreciation)	3,746,649	3,063,217
Net Increase (Decrease) in Net Assets Resulting from Operations	8,313,420	3,070,423
Distributions
Investor Shares	(101)	(315)
ETF Shares	(47,771)	(112,496)
Admiral Shares	(32,537)	(81,808)
Institutional Shares	(9,392)	(22,176)
Total Distributions	(89,801)	(216,795)
Capital Share Transactions
Investor Shares	(246)	(14,904)
ETF Shares	(143,209)	(346,235)
Admiral Shares	(309,823)	(1,113,771)
Institutional Shares	(73,919)	(174,639)
Net Increase (Decrease) from Capital Share Transactions	(527,197)	(1,649,549)
Total Increase (Decrease)	7,696,422	1,204,079
Net Assets
Beginning of Period	39,310,719	38,106,640
End of Period	47,007,141	39,310,719
See accompanying Notes, which are an integral part of the Financial Statements.
14

Morningstar Small-Cap Growth Index Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$84.87	$78.72	$67.96	$56.38	$79.21	$75.20
Investment Operations
Net Investment Income[1]	.112	.353	.343	.326	.371	.257
Net Realized and Unrealized Gain (Loss) on Investments	17.992	6.162	10.749	11.639	(22.943)	3.938
Total from Investment Operations	18.104	6.515	11.092	11.965	(22.572)	4.195
Distributions
Dividends from Net Investment Income	(.134 )	(.365 )	(.332 )	(.385 )	(.258 )	(.185 )
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.134 )	(.365 )	(.332 )	(.385 )	(.258 )	(.185 )
Net Asset Value, End of Period	$102.84	$84.87	$78.72	$67.96	$56.38	$79.21
Total Return[2]	21.35%	8.30%	16.35%	21.28%	-28.49%	5.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$80	$66	$76	$89	$80	$149
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%	0.19%[3]	0.19%
Ratio of Net Investment Income to Average Net Assets	0.28%	0.45%	0.47%	0.53%	0.60%	0.32%
Portfolio Turnover Rate[4]	18%	24%	21%	19%	24%	29%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Morningstar Small-Cap Growth Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$301.81	$279.95	$241.70	$200.53	$281.61	$267.36
Investment Operations
Net Investment Income[1]	.622	1.601	1.558	1.449	1.623	1.291
Net Realized and Unrealized Gain (Loss) on Investments	63.998	21.901	38.195	41.356	(81.603)	13.975
Total from Investment Operations	64.620	23.502	39.753	42.805	(79.980)	15.266
Distributions
Dividends from Net Investment Income	(.710 )	(1.642)	(1.503)	(1.635)	(1.100)	(1.016)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.710 )	(1.642)	(1.503)	(1.635)	(1.100)	(1.016)
Net Asset Value, End of Period	$365.72	$301.81	$279.95	$241.70	$200.53	$281.61
Total Return	21.44%	8.43%	16.49%	21.42%	-28.40%	5.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,813	$20,642	$19,514	$15,546	$12,036	$16,379
Ratio of Total Expenses to Average Net Assets	0.05%	0.07%	0.07%	0.07%	0.07%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	0.42%	0.57%	0.60%	0.66%	0.74%	0.45%
Portfolio Turnover Rate[3]	18%	24%	21%	19%	24%	29%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Morningstar Small-Cap Growth Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$106.12	$98.43	$84.98	$70.51	$99.01	$94.02
Investment Operations
Net Investment Income[1]	.208	.562	.543	.503	.568	.448
Net Realized and Unrealized Gain (Loss) on Investments	22.502	7.705	13.435	14.542	(28.682)	4.899
Total from Investment Operations	22.710	8.267	13.978	15.045	(28.114)	5.347
Distributions
Dividends from Net Investment Income	(.240 )	(.577 )	(.528 )	(.575 )	(.386 )	(.357 )
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.240 )	(.577 )	(.528 )	(.575 )	(.386 )	(.357 )
Net Asset Value, End of Period	$128.59	$106.12	$98.43	$84.98	$70.51	$99.01
Total Return[2]	21.43%	8.44%	16.49%	21.41%	-28.39%	5.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,319	$14,579	$14,635	$13,300	$11,482	$16,594
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	0.40%	0.57%	0.60%	0.65%	0.73%	0.45%
Portfolio Turnover Rate[4]	18%	24%	21%	19%	24%	29%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Morningstar Small-Cap Growth Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$84.98	$78.83	$68.06	$56.46	$79.29	$75.29
Investment Operations
Net Investment Income[1]	.175	.460	.443	.410	.465	.367
Net Realized and Unrealized Gain (Loss) on Investments	18.026	6.160	10.757	11.656	(22.979)	3.927
Total from Investment Operations	18.201	6.620	11.200	12.066	(22.514)	4.294
Distributions
Dividends from Net Investment Income	(.201 )	(.470 )	(.430 )	(.466 )	(.316 )	(.294 )
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.201 )	(.470 )	(.430 )	(.466 )	(.316 )	(.294 )
Net Asset Value, End of Period	$102.98	$84.98	$78.83	$68.06	$56.46	$79.29
Total Return	21.45%	8.43%	16.50%	21.44%	-28.39%	5.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,796	$4,024	$3,881	$3,462	$2,935	$3,805
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.06%	0.06%	0.06%[2]	0.06%
Ratio of Net Investment Income to Average Net Assets	0.42%	0.58%	0.61%	0.66%	0.75%	0.46%
Portfolio Turnover Rate[3]	18%	24%	21%	19%	24%	29%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
18

Morningstar Small-Cap Growth Index Fund
Notes to Financial Statements
Vanguard Morningstar Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In June 2026, the Board of Trustees approved changing the fund’s name to Vanguard Morningstar Small-Cap Growth Index Fund, effective in July 2026, to correspond with the renaming of the fund's benchmark.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
19

Morningstar Small-Cap Growth Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $973,000, representing less than 0.01% of the fund’s net assets and 0.39% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
20

Morningstar Small-Cap Growth Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	47,001,401	—	—	47,001,401
Rights	—	—	1	1
Temporary Cash Investments	1,354,299	—	—	1,354,299
Total	48,355,700	—	1	48,355,701

Derivative Financial Instruments
Assets
Futures Contracts[1]	866	—	—	866
Swap Contracts	—	1,608	—	1,608
Total	866	1,608	—	2,474
Liabilities
Swap Contracts	—	(469)	—	(469)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	32,705,900
Gross Unrealized Appreciation	18,484,714
Gross Unrealized Depreciation	(2,832,908)
Net Unrealized Appreciation (Depreciation)	15,651,806
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $10,092,484,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F. During the six months ended June 30, 2026, the fund purchased $7,526,657,000 of investment securities and sold $7,957,398,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $5,234,061,000 and $5,245,385,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $2,038,111,000 and sales were $2,875,059,000, resulting in net realized gain of $417,273,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G. Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	8,929	95	8,010	102
Issued in Lieu of Cash Distributions	101	1	315	4
Redeemed	(9,276)	(102)	(23,229)	(296)
Net Increase (Decrease)—Investor Shares	(246)	(6)	(14,904)	(190)
ETF Shares
Issued	5,420,431	16,303	2,636,689	9,337
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,563,640)	(16,850)	(2,982,924)	(10,650)
Net Increase (Decrease)—ETF Shares	(143,209)	(547)	(346,235)	(1,313)
21

Morningstar Small-Cap Growth Index Fund
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	992,801	8,660	1,340,821	13,649
Issued in Lieu of Cash Distributions	28,517	251	72,182	722
Redeemed	(1,331,141)	(11,612)	(2,526,774)	(25,669)
Net Increase (Decrease)—Admiral Shares	(309,823)	(2,701)	(1,113,771)	(11,298)
Institutional Shares
Issued	370,327	4,012	744,327	9,537
Issued in Lieu of Cash Distributions	8,684	95	20,322	253
Redeemed	(452,930)	(4,893)	(939,288)	(11,673)
Net Increase (Decrease)—Institutional Shares	(73,919)	(786)	(174,639)	(1,883)
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q8612 082026
22

Financial Statements
For the six-months ended June 30, 2026
Vanguard Morningstar Small-Cap Value Index Fund
(formerly Vanguard Small-Cap Value Index Fund)

Contents
Financial Statements	1

Morningstar Small-Cap Value Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026

		Shares	Market Value• ($000)
Common Stocks (100.0%)
Basic Materials (5.0%)
	Reliance Inc.	743,172	277,649
	CF Industries Holdings Inc.	2,236,814	242,157
	Steel Dynamics Inc.	997,219	228,822
	Alcoa Corp.	3,841,854	200,314
	Mueller Industries Inc.	1,609,574	197,865
	Avery Dennison Corp.	1,113,589	180,791
	Element Solutions Inc.	3,369,282	160,883
	International Paper Co.	3,855,682	146,902
	International Flavors & Fragrances Inc.	1,765,745	139,882
	Timken Co.	910,399	132,299
	Albemarle Corp.	858,513	115,925
	Eastman Chemical Co.	1,665,285	111,541
	Commercial Metals Co.	1,614,367	101,302
	LyondellBasell Industries NV Class A	1,880,304	98,998
	Mosaic Co.	4,628,796	98,084
	Materion Corp.	302,818	90,055
*	Cleveland-Cliffs Inc.	8,306,151	77,995
	Sensient Technologies Corp.	619,804	76,416
	UFP Industries Inc.	822,501	74,634
	Celanese Corp.	1,596,998	73,462
	Cabot Corp.	751,602	68,261
	Avient Corp.	1,335,590	49,363
	Chemours Co.	2,189,935	44,937
	Kaiser Aluminum Corp.	225,997	44,212
	Ashland Inc.	666,952	43,945
	Scotts Miracle-Gro Co.	635,614	43,292
*	Ingevity Corp.	506,226	37,800
	Westlake Corp.	466,620	34,063
	Minerals Technologies Inc.	451,266	33,380
	Olin Corp.	1,654,975	32,802
	Quaker Chemical Corp.	202,335	32,145
	Innospec Inc.	358,599	29,186
	Huntsman Corp.	2,401,537	25,504
	FMC Corp.	1,816,949	20,895
*	Ecovyst Inc.	1,593,279	19,836
	Worthington Steel Inc.	554,961	18,636
	Stepan Co.	313,531	17,470
			3,421,703
Consumer Discretionary (14.6%)
	Tapestry Inc.	2,941,492	430,576
	Williams-Sonoma Inc.	1,714,229	399,587
	Omnicom Group Inc.	4,141,240	301,607
	Genuine Parts Co.	2,004,311	236,469
	Toll Brothers Inc.	1,378,866	227,168
	Best Buy Co. Inc.	2,914,267	221,135
	Aramark	3,827,854	217,805
	Dick's Sporting Goods Inc.	911,194	206,668
	BorgWarner Inc.	2,986,190	198,283
*	Aptiv plc	3,081,333	189,132
*	American Airlines Group Inc.	9,628,909	173,994
	Hasbro Inc.	2,060,358	170,165
*	BJ's Wholesale Club Holdings Inc.	1,859,521	162,187
	Service Corp. International	1,910,759	145,141
	New York Times Co. Class A	1,994,053	139,544
	News Corp. Class A	5,302,871	131,670
	Murphy USA Inc.	242,029	130,422
*,1	GameStop Corp. Class A	5,879,670	129,823
*	NVR Inc.	18,668	127,193
*	MGM Resorts International	2,607,479	124,664
	Tractor Supply Co.	3,818,785	120,712
	Pool Corp.	504,353	108,386
	Ralph Lauren Corp.	260,263	104,472
1

Morningstar Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Flutter Entertainment plc	1,013,280	103,527
	Lear Corp.	729,454	97,791
	LKQ Corp.	3,702,206	97,479
*	Victoria's Secret & Co.	1,156,251	96,524
	Lithia Motors Inc. Class A	332,061	96,460
	VF Corp.	5,704,191	95,146
*	Taylor Morrison Home Corp. Class A	1,292,362	92,714
*	Lululemon Athletica Inc.	760,605	86,846
*	CarMax Inc.	1,635,081	86,479
*	AutoNation Inc.	462,808	85,985
*	Caesars Entertainment Inc.	2,817,342	85,027
*	Alaska Air Group Inc.	1,622,570	84,698
*	Crocs Inc.	687,367	82,924
	Macy's Inc.	3,456,435	81,399
	U-Haul Holding Co. (XNYS)	1,410,126	81,364
	Sirius XM Holdings Inc.	2,697,304	79,678
	Meritage Homes Corp.	923,114	77,403
*	Lyft Inc. Class A	5,251,773	76,728
	Nexstar Media Group Inc. Class A	422,683	75,487
	PriceSmart Inc.	382,256	74,670
	Versant Media Group Inc.	2,055,333	74,013
*	Liberty Live Holdings Inc. Class C	697,516	73,686
*	Valvoline Inc.	1,857,113	73,430
	Vail Resorts Inc.	518,950	70,655
*	Norwegian Cruise Line Holdings Ltd.	3,342,910	70,569
	H&R Block Inc.	1,846,128	70,301
	Bath & Body Works Inc.	2,928,762	67,742
	Kontoor Brands Inc.	804,888	67,079
	Boyd Gaming Corp.	757,232	66,886
	Rush Enterprises Inc. Class A	905,820	66,111
	Travel + Leisure Co.	863,254	65,979
	Gap Inc.	3,458,048	64,596
*	OPENLANE Inc.	1,542,238	63,602
*	Urban Outfitters Inc.	872,475	61,824
	Atmus Filtration Technologies Inc.	1,189,243	60,640
*	Covista Inc.	470,701	58,678
*	Abercrombie & Fitch Co. Class A	651,429	58,635
*	Mattel Inc.	4,222,514	58,609
*	SkyWest Inc.	577,255	57,339
	Thor Industries Inc.	727,883	54,708
*	YETI Holdings Inc.	1,103,229	54,676
[1]	Paramount Skydance Corp. Class B	5,545,251	54,676
	Advance Auto Parts Inc.	878,125	54,637
*	Asbury Automotive Group Inc.	271,138	54,520
	KB Home	867,218	54,279
	Polaris Inc.	787,180	53,875
	Graham Holdings Co. Class B	46,213	52,748
	Cheesecake Factory Inc.	651,132	51,791
	PVH Corp.	671,037	49,831
	Signet Jewelers Ltd.	577,487	49,779
	News Corp. Class B	1,755,750	49,266
*	Knowles Corp.	1,183,409	49,088
	Group 1 Automotive Inc.	164,615	47,931
*	Floor & Decor Holdings Inc. Class A	787,315	46,735
	Marriott Vacations Worldwide Corp.	450,138	45,860
	Acushnet Holdings Corp.	383,675	45,477
*	Lionsgate Studios Corp.	2,962,641	45,358
	Steven Madden Ltd.	1,063,966	44,793
	Academy Sports & Outdoors Inc.	939,418	44,275
	Wyndham Hotels & Resorts Inc.	517,805	43,604
	Dana Inc.	1,575,830	42,878
	Penske Automotive Group Inc.	239,286	42,820
	HNI Corp.	1,048,677	42,377
	Phinia Inc.	511,987	42,172
*	Penn Entertainment Inc.	1,949,264	41,636
	Visteon Corp.	388,824	38,575
*,1	Avis Budget Group Inc.	257,194	38,021
	Newell Brands Inc.	6,173,942	37,908
	American Eagle Outfitters Inc.	2,195,388	37,761
	Harley-Davidson Inc.	1,529,589	37,414
2

Morningstar Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Whirlpool Corp.	944,677	37,239
[1]	LCI Industries	336,124	35,589
*	Champion Homes Inc.	399,678	35,220
*	Callaway Golf Co.	1,832,372	34,430
	Levi Strauss & Co. Class A	1,357,980	33,719
*	Capri Holdings Ltd.	1,677,966	31,160
*	M/I Homes Inc.	176,984	28,457
*	Liberty Live Holdings Inc. Class A	279,459	28,298
	Kohl's Corp.	1,553,348	27,525
*	Central Garden & Pet Co. Class A	704,797	27,325
*	JetBlue Airways Corp.	4,607,644	26,402
*	Goodyear Tire & Rubber Co.	3,967,757	26,187
	PROG Holdings Inc.	554,385	25,840
	John Wiley & Sons Inc. Class A	527,460	25,587
	Red Rock Resorts Inc. Class A	383,028	24,920
	Cinemark Holdings Inc.	766,365	24,317
	La-Z-Boy Inc.	596,083	23,915
*	TripAdvisor Inc.	1,695,688	23,248
	Worthington Enterprises Inc.	430,231	23,129
	Strategic Education Inc.	296,510	22,719
[1]	Dillard's Inc. Class A	42,341	22,374
	Leggett & Platt Inc.	1,883,289	22,053
*	National Vision Holdings Inc.	1,105,915	21,023
	Carter's Inc.	508,673	20,937
	Millerknoll Inc.	993,509	20,327
[1]	Choice Hotels International Inc.	182,311	20,103
	Wolverine World Wide Inc.	1,194,583	19,747
*	Sally Beauty Holdings Inc.	1,386,318	19,603
	Buckle Inc.	450,085	18,994
	Columbia Sportswear Co.	297,237	18,375
[1]	Wendy's Co.	2,214,200	18,356
*	LGI Homes Inc.	286,938	18,272
	Papa John's International Inc.	479,435	17,629
	G-III Apparel Group Ltd.	522,244	17,605
*	Under Armour Inc. Class A	2,745,780	17,546
	Upbound Group Inc.	765,185	16,237
	Sonic Automotive Inc. Class A	171,124	14,510
	Interface Inc. Class A	401,406	14,386
	Interparfums Inc.	128,321	14,354
*	United Parks & Resorts Inc.	274,741	13,116
*	Coty Inc. Class A	5,784,295	12,494
*	Driven Brands Holdings Inc.	841,268	11,727
*	Under Armour Inc. Class C	1,640,619	10,205
*	BJ's Restaurants Inc.	145,373	8,829
*	U-Haul Holding Co.	131,242	8,589
	Sinclair Inc.	562,732	8,019
	Rush Enterprises Inc. Class B	104,223	7,973
*	Gentherm Inc.	212,454	7,247
*	Dream Finders Homes Inc. Class A	393,007	6,783
	Arhaus Inc. Class A	754,556	6,353
	Matthews International Corp. Class A	215,451	5,800
*	Savers Value Village Inc.	562,264	5,673
*	Central Garden & Pet Co.	112,478	4,987
*,1	Bob's Discount Furniture Inc.	285,045	4,509
*	McGraw Hill Inc.	416,519	3,944
	Camping World Holdings Inc. Class A	438,597	3,347
	Cricut Inc. Class A	682,937	2,998
*	Petco Health & Wellness Co. Inc. Class A	633,164	1,722
			9,886,947
Consumer Staples (3.7%)
*	US Foods Holding Corp.	3,206,208	327,835
*	Performance Food Group Co.	2,172,759	242,893
	Bunge Global SA	2,259,800	241,188
	Clorox Co.	1,761,080	168,078
	J M Smucker Co.	1,475,417	165,984
	General Mills Inc.	3,888,255	135,311
	Hormel Foods Corp.	4,408,900	109,429
	Brown-Forman Corp. Class B	4,006,956	106,785
	Conagra Brands Inc.	6,951,863	93,572
3

Morningstar Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	McCormick & Co. Inc. (Non-Voting)	1,849,663	93,260
	Molson Coors Beverage Co. Class B	2,297,431	89,508
	Ingredion Inc.	918,461	86,987
	Lamb Weston Holdings Inc.	1,905,934	82,298
	Albertsons Cos. Inc. Class A	5,030,044	68,057
[1]	Campbell's Co.	3,032,524	67,534
*	Post Holdings Inc.	561,281	49,539
*	United Natural Foods Inc.	840,231	38,373
	Andersons Inc.	470,902	32,210
	Spectrum Brands Holdings Inc.	320,850	27,513
	Flowers Foods Inc.	2,772,294	21,901
	Reynolds Consumer Products Inc.	767,045	20,595
	Pilgrim's Pride Corp.	691,419	19,436
*	Boston Beer Co. Inc. Class A	109,434	19,373
	Energizer Holdings Inc.	895,449	19,198
	Universal Corp.	363,390	18,958
*	Herbalife Ltd.	1,431,032	18,818
	Edgewell Personal Care Co.	669,576	17,985
	Brown-Forman Corp. Class A	621,157	16,995
	Marzetti Co.	140,098	15,994
*	Simply Good Foods Co.	1,183,351	15,715
	Seaboard Corp.	3,488	15,572
	Weis Markets Inc.	198,422	15,538
	Del Monte Corp.	555,597	15,507
*	Grocery Outlet Holding Corp.	1,365,509	13,628
*	BellRing Brands Inc.	847,711	10,969
	Utz Brands Inc.	1,029,173	7,925
*	Olaplex Holdings Inc.	1,469,624	3,013
			2,513,474
Energy (4.5%)
	Expand Energy Corp.	3,482,968	317,612
	DT Midstream Inc.	1,484,884	217,892
	Ovintiv Inc.	4,091,022	215,392
	APA Corp.	5,146,002	167,605
	HF Sinclair Corp.	2,230,866	155,380
	Range Resources Corp.	3,430,164	127,568
	EQT Corp.	2,276,458	121,039
	Antero Midstream Corp.	4,838,982	110,087
	Permian Resources Corp. Class A	5,789,223	106,580
	Archrock Inc.	2,423,761	98,671
	NOV Inc.	5,225,015	96,924
	Chord Energy Corp.	819,864	93,710
	SM Energy Co.	3,491,000	91,115
*	Enphase Energy Inc.	1,823,017	89,765
	Weatherford International plc	1,046,990	85,330
	Matador Resources Co.	1,627,421	81,013
*	Antero Resources Corp.	2,142,822	75,299
*	CNX Resources Corp.	1,956,515	66,385
	California Resources Corp.	1,228,215	64,936
	Murphy Oil Corp.	1,983,109	64,570
	PBF Energy Inc. Class A	1,378,106	62,731
	Warrior Met Coal Inc.	768,777	62,394
	Patterson-UTI Energy Inc.	5,527,868	50,746
	Delek US Holdings Inc.	847,722	43,073
	Peabody Energy Corp.	1,773,546	41,004
	Crescent Energy Co. Class A	4,088,571	40,150
*	DNOW Inc.	2,658,518	34,481
	Magnolia Oil & Gas Corp. Class A	1,345,743	34,424
	Northern Oil & Gas Inc.	1,465,826	26,605
*	Alpha Metallurgical Resources Inc.	148,135	24,433
	World Kinect Corp.	710,490	23,403
*,1	Expro Group Holdings NV	1,485,887	21,947
	Helmerich & Payne Inc.	654,310	21,422
	Venture Global Inc. Class A	1,878,166	20,904
	Kinetik Holdings Inc. Class A	401,624	19,414
*,1	Array Technologies Inc.	2,240,780	16,604
	CVR Energy Inc.	439,496	12,104
	RPC Inc.	1,615,911	9,421
*	Ameresco Inc. Class A	241,872	6,676
4

Morningstar Small-Cap Value Index Fund
		Shares	Market Value• ($000)
[1]	Vitesse Energy Inc.	229,690	3,622
			3,022,431
Financials (18.1%)
	East West Bancorp Inc.	1,994,291	257,443
	Annaly Capital Management Inc.	10,669,796	238,577
	First Citizens BancShares Inc. Class A	107,840	224,392
	Everest Group Ltd.	576,154	205,819
	Reinsurance Group of America Inc.	953,733	202,811
	Globe Life Inc.	1,130,153	201,936
	Unum Group	2,209,781	197,554
	RenaissanceRe Holdings Ltd.	620,664	196,688
	Assurant Inc.	721,231	193,672
	Ally Financial Inc.	4,016,713	184,568
[1]	AGNC Investment Corp.	16,717,636	182,222
	Webster Financial Corp.	2,358,541	180,240
	Equitable Holdings Inc.	4,099,670	179,894
	First Horizon Corp.	6,909,140	177,150
	Fidelity National Financial Inc.	3,723,365	175,594
	Invesco Ltd.	6,131,207	161,803
	Wintrust Financial Corp.	981,759	157,788
	Carlyle Group Inc.	3,669,182	154,509
	Franklin Resources Inc.	4,539,450	151,028
	Zions Bancorp NA	2,141,575	148,176
	Stifel Financial Corp.	2,121,437	148,013
	Popular Inc.	892,483	146,528
	UMB Financial Corp.	995,423	142,107
	SouthState Bank Corp.	1,422,139	142,072
	SEI Investments Co.	1,575,675	138,202
	American Financial Group Inc.	967,503	135,392
	Columbia Banking System Inc.	4,213,712	135,049
	Cullen/Frost Bankers Inc.	868,445	134,192
	Old National Bancorp	5,063,031	131,133
	Old Republic International Corp.	3,181,922	130,204
	Primerica Inc.	457,060	129,896
	Western Alliance Bancorp	1,510,497	124,163
	Affiliated Managers Group Inc.	365,260	123,604
	Prosperity Bancshares Inc.	1,663,183	121,462
	Voya Financial Inc.	1,320,363	119,532
	FirstCash Holdings Inc.	542,438	117,340
	Commerce Bancshares Inc.	2,016,219	116,437
	Broadridge Financial Solutions Inc.	842,643	115,400
	Axis Capital Holdings Ltd.	1,019,697	109,556
	OneMain Holdings Inc.	1,734,272	105,739
	Pinnacle Financial Partners Inc.	1,045,277	105,448
	Corebridge Financial Inc.	3,650,069	104,501
	Jefferies Financial Group Inc.	2,083,582	104,137
	Jackson Financial Inc. Class A	1,015,824	104,010
	Valley National Bancorp	6,856,908	100,454
	FNB Corp.	5,184,508	98,920
	Lincoln National Corp.	2,784,424	98,429
	Hanover Insurance Group Inc.	458,328	98,137
	Glacier Bancorp Inc.	1,895,175	97,753
	First American Financial Corp.	1,409,665	96,689
	Janus Henderson Group plc	1,791,022	93,044
	United Bankshares Inc.	2,005,775	91,925
	Evercore Inc. Class A	267,497	91,334
	Hancock Whitney Corp.	1,181,688	88,296
	Atlantic Union Bankshares Corp.	2,084,002	88,174
	MGIC Investment Corp.	3,080,780	86,878
	TPG Inc. Class A	2,128,728	86,320
	Selective Insurance Group Inc.	871,764	84,570
[1]	Starwood Property Trust Inc.	5,130,252	84,034
	Ameris Bancorp	930,079	83,949
	Essent Group Ltd.	1,275,386	81,982
	Bank OZK	1,547,875	80,629
	Home BancShares Inc.	2,786,160	79,545
	RLI Corp.	1,339,084	79,100
*	Axos Financial Inc.	786,806	76,627
	Rithm Capital Corp.	8,134,411	76,382
5

Morningstar Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Radian Group Inc.	1,937,093	72,970
	Virtu Financial Inc. Class A	1,203,792	71,710
	Piper Sandler Cos.	982,508	71,075
	White Mountains Insurance Group Ltd.	34,243	70,999
[1]	Lazard Inc.	1,626,813	68,229
	SLM Corp.	2,609,244	67,684
	Eastern Bankshares Inc.	3,028,765	67,360
	Fulton Financial Corp.	2,783,510	67,333
	CNO Financial Group Inc.	1,290,587	65,794
	Texas Capital Bancshares Inc.	635,716	65,644
	Associated Banc-Corp	2,054,670	63,222
	International Bancshares Corp.	814,424	61,856
	First Financial Bankshares Inc.	1,773,472	61,362
	United Community Banks Inc.	1,742,991	61,162
	Bread Financial Holdings Inc.	558,917	60,559
	Independent Bank Corp.	703,445	58,892
	Flagstar Bank NA	3,936,710	58,814
	First Bancorp	2,252,624	58,726
	Federated Hermes Inc. Class B	1,049,608	57,959
	BGC Group Inc. Class A	5,381,439	57,528
	Cathay General Bancorp	926,657	57,443
	Renasant Corp.	1,343,574	57,156
	WSFS Financial Corp.	719,543	55,211
	CVB Financial Corp.	2,441,914	55,065
	WesBanco Inc.	1,401,601	54,704
*	Brighthouse Financial Inc.	835,829	52,908
	First Hawaiian Inc.	1,772,357	51,930
	Community Financial System Inc.	765,058	51,351
	BankUnited Inc.	1,058,359	51,277
*	Genworth Financial Inc. Class A	5,299,576	50,187
	Assured Guaranty Ltd.	612,805	49,122
	First Financial Bancorp	1,451,216	49,095
	Simmons First National Corp. Class A	2,114,579	47,895
	Bank of Hawaii Corp.	577,068	47,025
	First Interstate BancSystem Inc. Class A	1,203,159	46,394
	Towne Bank	1,278,102	46,318
*	Miami International Holdings Inc.	1,243,674	46,215
	Park National Corp.	237,166	43,399
	Mercury General Corp.	403,029	42,971
	Provident Financial Services Inc.	1,802,772	42,618
	WaFd Inc.	1,075,770	41,277
	First Merchants Corp.	872,233	38,108
	Trustmark Corp.	810,097	37,273
	Beacon Financial Corp.	1,220,892	37,176
*	SiriusPoint Ltd.	1,540,284	36,967
	BOK Financial Corp.	264,953	36,797
	PennyMac Financial Services Inc.	416,278	36,258
	NBT Bancorp Inc.	719,472	35,520
	BancFirst Corp.	317,988	35,338
	WisdomTree Inc.	2,004,726	33,960
	Artisan Partners Asset Management Inc. Class A	983,016	33,944
*	Happen Inc.	1,595,875	33,098
	ServisFirst Bancshares Inc.	378,139	32,804
	Northwest Bancshares Inc.	2,132,167	32,324
[1]	ARMOUR Residential REIT Inc.	1,808,579	31,560
	Blackstone Mortgage Trust Inc. Class A	1,848,482	31,332
	Banner Corp.	470,002	31,227
	Victory Capital Holdings Inc. Class A	364,100	30,606
	Horace Mann Educators Corp.	587,794	30,360
	OFG Bancorp	615,406	30,198
	First Commonwealth Financial Corp.	1,405,252	28,569
	MarketAxess Holdings Inc.	246,030	27,922
*	Encore Capital Group Inc.	296,342	27,646
	National Bank Holdings Corp. Class A	619,671	27,532
	Walker & Dunlop Inc.	473,901	25,922
	City Holding Co.	195,080	25,875
	S&T Bancorp Inc.	523,704	25,703
	Nelnet Inc. Class A	184,176	24,556
	Hope Bancorp Inc.	1,771,137	24,229
	Kemper Corp.	855,461	23,063
6

Morningstar Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Hilltop Holdings Inc.	553,906	21,480
	Apollo Commercial Real Estate Finance Inc.	1,930,362	20,616
	Westamerica Bancorp	341,605	20,042
	Two Harbors Investment Corp.	1,526,359	18,942
	Enact Holdings Inc.	407,062	18,607
	Tompkins Financial Corp.	188,292	17,797
*	Slide Insurance Holdings Inc.	915,520	17,734
	Safety Insurance Group Inc.	214,178	16,033
	Ladder Capital Corp.	1,581,803	15,739
	Chimera Investment Corp.	1,154,632	15,403
[1]	Arbor Realty Trust Inc.	2,668,157	14,461
	MFA Financial Inc.	1,476,234	14,305
	PennyMac Mortgage Investment Trust	1,267,081	14,293
	Capitol Federal Financial Inc.	1,657,834	14,108
	Virtus Investment Partners Inc.	92,677	13,299
	F&G Annuities & Life Inc.	481,262	12,797
	Safehold Inc.	783,679	12,304
	GCM Grosvenor Inc. Class A	836,322	10,287
*	Accelerant Holdings Class A	740,299	8,676
*	Neptune Insurance Holdings Inc. Class A	242,073	7,625
	Ridgepost Capital Inc. Class A	913,305	7,188
	Employers Holdings Inc.	126,789	6,400
	Navient Corp.	443,853	3,777
			12,255,371
Health Care (8.3%)
*	Moderna Inc.	5,199,246	364,103
	Viatris Inc.	16,955,526	269,254
*	Tenet Healthcare Corp.	1,254,129	234,622
*	Centene Corp.	3,594,629	230,739
*	Jazz Pharmaceuticals plc	867,777	209,108
*	Cooper Cos. Inc.	2,841,101	203,735
*	Illumina Inc.	1,046,460	183,999
	Revvity Inc.	1,624,934	180,790
*	Elanco Animal Health Inc.	7,272,038	178,965
*	Molina Healthcare Inc.	758,589	173,489
*	United Therapeutics Corp.	308,974	167,411
*	Align Technology Inc.	990,688	167,089
*	Solventum Corp.	2,143,160	165,345
	Baxter International Inc.	7,517,603	160,275
*	Charles River Laboratories International Inc.	701,498	159,093
	Encompass Health Corp.	1,444,357	145,996
*	Praxis Precision Medicines Inc.	405,873	135,882
	Zimmer Biomet Holdings Inc.	1,408,631	121,269
*	Henry Schein Inc.	1,416,056	118,269
	Universal Health Services Inc. Class B	737,146	109,606
*	DaVita Inc.	467,367	103,980
*	Nuvalent Inc. Class A	803,406	99,221
*	Avantor Inc.	9,920,672	98,215
	Bruker Corp.	1,551,864	93,391
*	Cogent Biosciences Inc.	2,363,019	91,449
*	Ligand Pharmaceuticals Inc.	277,215	87,625
	Teleflex Inc.	643,263	81,540
*	Bio-Rad Laboratories Inc. Class A	268,709	78,896
*	Envista Holdings Corp.	2,369,894	62,447
*	Apogee Therapeutics Inc.	428,167	56,831
*	Hinge Health Inc. Class A	676,466	56,147
*	ICU Medical Inc.	364,019	53,365
	Organon & Co.	3,815,685	51,664
*	Spyre Therapeutics Inc.	568,910	50,508
	Concentra Group Holdings Parent Inc.	1,676,583	49,878
*	Integer Holdings Corp.	494,632	46,223
*	Amneal Pharmaceuticals Inc.	2,555,017	44,227
*	CG oncology Inc.	545,848	38,783
	National HealthCare Corp.	181,906	38,448
*	Acadia Healthcare Co. Inc.	1,269,497	37,488
*	Supernus Pharmaceuticals Inc.	803,059	37,350
*	HeartFlow Inc.	1,130,256	33,162
*,1	Prestige Consumer Healthcare Inc.	690,582	32,644
	DENTSPLY SIRONA Inc.	2,910,809	30,884
7

Morningstar Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Pediatrix Medical Group Inc.	1,193,261	30,225
*	Neogen Corp.	3,170,405	28,502
*	Omnicell Inc.	629,283	26,128
*	Haemonetics Corp.	331,074	24,831
*,1	Summit Therapeutics Inc.	1,691,686	24,648
*	Healthcare Services Group Inc.	999,490	24,547
*	Innoviva Inc.	1,021,419	23,196
*	Dyne Therapeutics Inc.	1,020,875	22,674
*	Teladoc Health Inc.	2,631,374	22,314
	Perrigo Co. plc	2,010,523	20,889
*,1	Billiontoone Inc. Class A	165,992	19,916
*,1	Surgery Partners Inc.	1,143,914	19,218
*	QuidelOrtho Corp.	990,836	17,354
*	Integra LifeSciences Holdings Corp.	960,851	17,257
*	AdaptHealth Corp. Class A	1,585,890	16,525
*	Enovis Corp.	794,581	16,448
*	Azenta Inc.	602,767	15,383
	CONMED Corp.	437,495	14,319
*	Pacira BioSciences Inc.	542,974	13,775
*	Iovance Biotherapeutics Inc.	3,089,380	12,852
*	PACS Group Inc.	287,882	12,275
*	Fortrea Holdings Inc.	689,013	11,989
*	Certara Inc.	1,702,376	11,151
*,1	Parabilis Medicines Inc.	256,364	7,017
*	OPKO Health Inc.	2,195,542	3,293
*	GoodRx Holdings Inc. Class A	646,972	1,863
	Select Medical Holdings Corp.	274	5
			5,591,999
Industrials (21.3%)
	Smurfit Westrock plc	7,636,101	353,246
	JB Hunt Transport Services Inc.	1,098,223	317,859
	CH Robinson Worldwide Inc.	1,629,915	306,978
	DuPont de Nemours Inc.	1,989,277	269,825
	EMCOR Group Inc.	323,455	268,429
	WESCO International Inc.	709,048	244,926
	IDEX Corp.	1,077,446	244,526
	Ball Corp.	3,876,269	241,879
*	API Group Corp.	5,676,119	240,384
	Masco Corp.	2,937,191	238,999
*	Fedex Freight Holding Co. Inc.	1,563,227	236,047
	Textron Inc.	2,531,558	232,220
	Regal Rexnord Corp.	969,207	230,855
	MKS Inc.	491,603	218,665
	Jacobs Solutions Inc.	1,719,454	216,651
	Carlisle Cos. Inc.	589,150	213,714
	Stanley Black & Decker Inc.	2,263,527	213,043
	RPM International Inc.	1,858,110	206,529
	TransUnion	2,807,640	202,543
	Owens Corning	1,172,551	186,389
*	Zebra Technologies Corp. Class A	692,130	182,210
	Crown Holdings Inc.	1,626,952	181,926
	Pentair plc	2,353,114	180,390
	Allegion plc	1,251,121	175,770
	Moog Inc. Class A	413,989	175,465
*	Trimble Inc.	3,395,147	173,764
	Acuity Inc.	441,355	166,241
*,1	Aurora Innovation Inc. Class A	24,082,048	164,240
	Huntington Ingalls Industries Inc.	573,746	160,586
	Crane Co.	714,648	159,417
	Watts Water Technologies Inc. Class A	399,926	156,551
	Valmont Industries Inc.	268,467	155,067
	Donaldson Co. Inc.	1,685,736	151,329
	Dow Inc.	5,247,459	143,570
	Ryder System Inc.	535,142	141,154
	Oshkosh Corp.	907,836	139,335
	Toro Co.	1,410,946	137,454
	Allison Transmission Holdings Inc.	1,207,411	136,124
	Fortive Corp.	2,219,030	135,561
*	Builders FirstSource Inc.	1,487,948	133,142
8

Morningstar Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	CNH Industrial NV	11,736,435	131,800
	AECOM	1,871,253	130,613
	ITT Inc.	650,752	128,693
	EnerSys	531,472	124,269
	Ralliant Corp.	1,629,902	120,010
	Zurn Elkay Water Solutions Corp.	2,307,254	116,586
	AptarGroup Inc.	929,206	116,337
	Enpro Inc.	307,559	115,928
	Terex Corp.	1,579,673	114,353
	Tetra Tech Inc.	3,779,085	109,178
	AGCO Corp.	896,136	107,267
*	Axalta Coating Systems Ltd.	3,116,035	106,631
*	Fluor Corp.	2,033,610	106,541
*	Kirby Corp.	778,805	105,894
	Booz Allen Hamilton Holding Corp.	1,739,954	105,563
	Arcosa Inc.	714,711	103,840
*	Gates Industrial Corp. plc	3,698,433	103,445
*	Middleby Corp.	592,485	101,913
	Sensata Technologies Holding plc	2,117,313	101,081
	Hubbell Inc. Class B	192,320	100,622
	MSA Safety Inc.	562,002	98,114
	GATX Corp.	517,085	91,622
	Applied Industrial Technologies Inc.	268,895	90,927
	Fortune Brands Innovations Inc.	1,646,708	90,404
	Knight-Swift Transportation Holdings Inc. Class A	1,123,884	87,517
*	Mohawk Industries Inc.	710,158	86,163
*	GXO Logistics Inc.	1,675,230	84,934
	Esab Corp.	842,325	83,079
	Sonoco Products Co.	1,439,752	81,130
	Matson Inc.	418,471	80,443
	Brunswick Corp.	946,225	79,710
*	AAR Corp.	549,993	78,610
	MSC Industrial Direct Co. Inc. Class A	650,228	77,345
*,1	Joby Aviation Inc.	8,592,744	76,647
	Primoris Services Corp.	750,525	74,392
	Louisiana-Pacific Corp.	915,635	72,024
	Flowserve Corp.	930,454	69,002
	Belden Inc.	567,277	68,022
	Genpact Ltd.	2,470,430	67,937
*	WEX Inc.	478,553	67,519
*	FTI Consulting Inc.	439,213	65,447
	AZZ Inc.	415,025	64,350
	Standex International Corp.	176,354	63,077
	Griffon Corp.	634,467	61,880
*	Resideo Technologies Inc.	1,984,249	61,710
*	Mirion Technologies Inc. Class A	3,384,890	60,691
	Silgan Holdings Inc.	1,308,174	60,686
	Vontier Corp.	2,050,753	59,472
	Brink's Co.	599,675	56,663
	UniFirst Corp.	211,523	55,939
	ADT Inc.	8,582,723	55,788
	Brady Corp. Class A	602,685	55,188
	Otter Tail Corp.	611,248	55,000
*	GEO Group Inc.	1,848,297	54,617
*	Hayward Holdings Inc.	3,000,755	51,943
	Landstar System Inc.	246,988	51,080
	Korn Ferry	756,518	50,369
*	OSI Systems Inc.	228,062	49,877
*	NCR Atleos Corp.	1,074,530	46,645
	ArcBest Corp.	324,192	46,535
	HB Fuller Co.	793,617	46,260
	Graphic Packaging Holding Co.	4,299,343	45,444
*	Amentum Holdings Inc.	2,130,000	44,027
*	Versigent plc	1,032,228	43,364
	Robert Half Inc.	1,412,043	43,350
	McGrath RentCorp	357,579	43,278
	Helios Technologies Inc.	480,847	42,916
*	CoreCivic Inc.	1,367,955	41,558
	Maximus Inc.	763,429	41,042
	Trinity Industries Inc.	1,157,834	40,038
9

Morningstar Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Boise Cascade Co.	512,609	39,794
	Kennametal Inc.	1,109,896	38,902
	Werner Enterprises Inc.	873,242	38,082
	ABM Industries Inc.	852,519	37,715
	Atkore Inc.	491,824	37,398
	Crane NXT Co.	712,637	36,458
*	Euronet Worldwide Inc.	497,920	36,443
	Western Union Co.	4,539,794	34,956
	Hub Group Inc. Class A	794,040	34,771
*	Knife River Corp.	413,202	34,564
	Pitney Bowes Inc.	1,774,896	31,096
	Albany International Corp. Class A	413,617	30,814
*	Proto Labs Inc.	346,110	28,211
	International Seaways Inc.	360,348	27,599
	Greif Inc. Class A	342,067	25,481
*	Cimpress plc	246,899	25,110
	EVERTEC Inc.	895,364	24,873
*	Hillman Solutions Corp.	2,857,793	24,120
	ManpowerGroup Inc.	675,769	22,821
*,1	Intuitive Machines Inc. Class A	1,051,387	22,489
	Schneider National Inc. Class B	603,862	22,059
	TriMas Corp.	469,575	21,145
	Greenbrier Cos. Inc.	428,268	20,989
	Insperity Inc.	499,150	20,620
	Astec Industries Inc.	334,966	20,497
*	O-I Glass Inc.	2,116,120	20,378
*,1	First Advantage Corp.	1,121,619	20,245
[1]	GPGI Inc. Class A	1,266,937	20,081
	TriNet Group Inc.	367,175	18,171
	Deluxe Corp.	633,608	15,131
*	BrightView Holdings Inc.	1,018,808	14,436
	Gorman-Rupp Co.	153,614	14,093
*	Vestis Corp.	817,423	11,869
	Tennant Co.	124,164	10,869
*	Huron Consulting Group Inc.	112,540	10,147
*	Everforth Inc.	565,953	10,114
*	Gibraltar Industries Inc.	216,347	9,757
	Greif Inc. Class B	78,052	7,301
*	Pattern Group Inc. Class A	282,625	7,119
	Apogee Enterprises Inc.	148,015	6,770
	Quanex Building Products Corp.	335,624	6,249
*,1	Applied Aerospace & Defense Inc.	248,648	5,664
*	Janus International Group Inc.	941,796	5,227
*	Verra Mobility Corp. Class A	1,048,443	4,456
*,1	ERock Inc. Class A	210,504	3,052
	TaskUS Inc. Class A	132,813	622
			14,406,100
Real Estate (10.1%)
	Essex Property Trust Inc.	935,540	272,794
	Invitation Homes Inc.	8,649,695	261,307
	Kimco Realty Corp.	9,817,665	248,878
	Host Hotels & Resorts Inc.	9,970,453	236,399
	Mid-America Apartment Communities Inc.	1,694,566	235,443
	WP Carey Inc.	3,242,590	231,845
	Healthpeak Properties Inc.	10,038,563	214,825
	Regency Centers Corp.	2,665,007	212,508
*	Jones Lang LaSalle Inc.	675,493	209,369
	Omega Healthcare Investors Inc.	4,335,753	206,729
	Gaming & Leisure Properties Inc.	3,917,577	174,450
	Camden Property Trust	1,463,624	167,570
[1]	EastGroup Properties Inc.	782,308	158,441
	American Homes 4 Rent Class A	4,717,224	158,121
	Federal Realty Investment Trust	1,257,286	155,199
[1]	BXP Inc.	2,322,353	153,995
	Brixmor Property Group Inc.	4,465,737	140,805
*	Compass Inc. Class A	10,879,007	134,138
	Alexandria Real Estate Equities Inc.	2,537,937	134,130
	Agree Realty Corp.	1,748,758	132,451
	CubeSmart	3,297,220	131,130
10

Morningstar Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	NNN REIT Inc.	2,769,891	128,883
	Weyerhaeuser Co.	5,249,498	125,673
	First Industrial Realty Trust Inc.	1,929,551	118,301
	Rexford Industrial Realty Inc.	3,287,486	110,131
	STAG Industrial Inc.	2,783,508	105,940
	Macerich Co.	4,085,340	102,910
	Terreno Realty Corp.	1,547,348	100,222
	Lamar Advertising Co. Class A	633,626	98,833
	Vornado Realty Trust	2,465,184	96,882
	Rayonier Inc.	4,369,964	92,993
	HA Sustainable Infrastructure Capital Inc.	1,870,432	73,040
	Cousins Properties Inc.	2,390,824	71,677
	Sabra Health Care REIT Inc.	3,673,363	71,667
	Millrose Properties Inc.	2,246,117	67,496
	Americold Realty Trust Inc.	4,155,376	65,322
	EPR Properties	1,114,338	64,643
	Kilroy Realty Corp.	1,689,568	63,308
	Tanger Inc.	1,588,526	62,699
	COPT Defense Properties	1,650,301	60,054
	Broadstone Net Lease Inc.	2,792,363	57,718
	Independence Realty Trust Inc.	3,433,341	57,302
[1]	SL Green Realty Corp.	1,036,222	53,645
	Apple Hospitality REIT Inc.	3,094,032	52,011
	National Health Investors Inc.	670,867	51,160
	Healthcare Realty Trust Inc. Class A	2,523,208	50,893
	Highwoods Properties Inc.	1,606,841	48,462
*	Cushman & Wakefield Ltd.	3,373,923	45,177
	LXP Industrial Trust	815,571	43,943
	Lineage Inc.	994,873	43,028
	Urban Edge Properties	1,834,078	41,964
	DigitalBridge Group Inc.	2,652,661	41,859
	Acadia Realty Trust	1,944,407	40,658
	Outfront Media Inc.	1,217,296	39,879
	Park Hotels & Resorts Inc.	2,787,363	39,720
	Phillips Edison & Co. Inc.	916,254	38,134
	DiamondRock Hospitality Co.	2,976,548	36,254
[1]	Medical Properties Trust Inc.	6,972,676	32,214
	Sunstone Hotel Investors Inc.	2,712,954	31,063
	Newmark Group Inc. Class A	2,049,623	30,970
*	Howard Hughes Holdings Inc.	433,181	30,968
	Getty Realty Corp.	880,474	29,373
	LTC Properties Inc.	745,851	28,678
	Global Net Lease Inc.	3,087,909	27,606
	Xenia Hotels & Resorts Inc.	1,343,176	27,347
	Douglas Emmett Inc.	2,311,927	27,281
[1]	Innovative Industrial Properties Inc.	419,422	25,996
	RLJ Lodging Trust	1,992,821	23,615
	InvenTrust Properties Corp.	566,517	20,055
*	Piedmont Realty Trust Inc.	1,816,562	16,622
	American Assets Trust Inc.	670,930	16,565
	Centerspace	244,986	13,766
	JBG SMITH Properties	851,113	12,486
	Empire State Realty Trust Inc. Class A	1,993,084	10,783
	Marcus & Millichap Inc.	329,736	10,278
*	Forestar Group Inc.	297,185	9,406
	Saul Centers Inc.	178,259	6,665
*	Fermi Inc.	696,908	6,384
	Alexander's Inc.	14,965	4,124
	AGNT Inc.	716,628	3,877
			6,879,130
Technology (8.5%)
	Jabil Inc.	1,536,036	592,111
*	F5 Inc.	821,424	341,680
	TD SYNNEX Corp.	1,053,329	281,597
	CDW Corp.	1,860,080	261,602
*	Akamai Technologies Inc.	2,117,080	250,260
	Qnity Electronics Inc.	1,523,838	248,858
*	Flex Ltd.	1,333,463	216,114
	Amkor Technology Inc.	2,345,516	202,254
11

Morningstar Small-Cap Value Index Fund
		Shares	Market Value• ($000)
	Gen Digital Inc.	7,896,829	196,552
	Leidos Holdings Inc.	1,831,751	188,615
*	Rubrik Inc. Class A	2,177,550	174,814
*	Arrow Electronics Inc.	744,482	158,880
*	CACI International Inc. Class A	321,710	149,035
[1]	Skyworks Solutions Inc.	2,190,015	148,483
*	Gartner Inc.	924,192	119,794
*	Plexus Corp.	389,546	117,125
[1]	BitMine Immersion Technologies Inc.	8,293,430	110,386
*	Cirrus Logic Inc.	736,331	109,367
*	Qorvo Inc.	1,153,244	107,563
	Avnet Inc.	1,194,461	106,092
*	Sanmina Corp.	370,672	93,810
	SS&C Technologies Holdings Inc.	1,491,409	92,542
*,1	Rigetti Computing Inc.	4,597,633	88,826
*	Axcelis Technologies Inc.	447,461	84,771
*,1	Figma Inc. Class A	3,894,523	70,452
	Science Applications International Corp.	627,964	69,334
*	Snap Inc. Class A	15,289,669	67,886
*	Synaptics Inc.	534,408	66,390
	KBR Inc.	1,847,576	63,797
*	EPAM Systems Inc.	721,173	57,225
	Vishay Intertechnology Inc.	1,011,908	54,420
*	Insight Enterprises Inc.	439,858	53,575
	Adeia Inc.	1,525,770	50,244
	Benchmark Electronics Inc.	496,280	48,968
*	Teradata Corp.	1,302,507	45,132
*	NetScout Systems Inc.	988,899	43,067
	RingCentral Inc. Class A	1,079,425	42,076
*	CCC Intelligent Solutions Holdings Inc.	8,102,016	41,806
*	People Inc.	899,631	41,527
*	Parsons Corp.	779,352	40,830
*	Magnite Inc.	1,982,413	37,626
	Power Integrations Inc.	405,696	33,981
*,1	Stubhub Holdings Inc. Class A	2,298,965	29,588
*	Ziff Davis Inc.	535,230	28,030
*,1	Navan Inc. Class A	1,209,191	27,654
*	Navitas Semiconductor Corp. Class A	1,486,600	26,640
*,1	Netskope Inc. Class A	2,423,875	26,517
	Dolby Laboratories Inc. Class A	440,350	23,154
*	Five9 Inc.	1,060,850	22,617
*	Progress Software Corp.	611,417	20,531
*,1	Keel Infrastructure Corp.	3,511,578	20,156
*	DXC Technology Co.	2,256,629	19,971
*	Blackbaud Inc.	667,409	19,769
*	Kyndryl Holdings Inc.	1,637,898	18,525
	Ingram Micro Holding Corp.	671,361	18,415
*,1	Trump Media & Technology Group Corp.	2,213,309	17,131
	Concentrix Corp.	753,456	16,881
*,1	Quantinuum Inc. Class A	203,652	16,647
*	NCR Voyix Corp.	2,002,378	16,359
*	ScanSource Inc.	281,476	14,662
*	ZoomInfo Technologies Inc. Class A	3,211,748	9,410
*,1	Via Transportation Inc. Class A	283,324	5,139
*,1	Infleqtion Inc.	313,428	4,175
*	Sprinklr Inc. Class A	740,259	3,820
*,1	Liftoff Mobile Inc.	121,858	2,927
*	N-able Inc.	547,683	2,010
*,2	Pivotal Software Inc.	1,217,861	—
			5,780,195
Telecommunications (0.8%)
*	Viasat Inc.	1,878,690	168,725
*,1	EchoStar Corp. Class A	980,614	99,532
*	Viavi Solutions Inc.	1,783,696	85,171
*,1	Charter Communications Inc. Class A	582,217	82,797
*	Liberty Broadband Corp. Class C	1,723,440	57,322
	Telephone & Data Systems Inc.	1,316,043	48,707
	Array Digital Infrastructure Inc.	233,426	8,464
*	Liberty Broadband Corp. Class A	238,653	7,942
12

Morningstar Small-Cap Value Index Fund
		Shares	Market Value• ($000)
*	Liberty Capital Corp. Class C	246,897	5,323
*	Liberty Capital Corp.	26,601	583
			564,566
Utilities (5.1%)
	NRG Energy Inc.	3,071,907	448,683
	Atmos Energy Corp.	2,429,787	418,579
	Evergy Inc.	3,177,403	274,623
	Pinnacle West Capital Corp.	1,764,446	188,796
	NiSource Inc.	3,489,435	165,923
	Essential Utilities Inc.	4,130,157	158,226
	AES Corp.	10,382,053	152,201
	OGE Energy Corp.	3,004,504	146,199
	Alliant Energy Corp.	1,879,481	143,386
	IDACORP Inc.	806,570	122,034
	UGI Corp.	3,121,923	107,831
[1]	National Fuel Gas Co.	1,383,824	106,845
	TXNM Energy Inc.	1,610,853	91,464
	Southwest Gas Holdings Inc.	1,000,791	88,750
	Portland General Electric Co.	1,685,167	87,342
	Black Hills Corp.	1,108,548	82,476
	New Jersey Resources Corp.	1,468,968	82,321
	ONE Gas Inc.	914,037	70,445
	MDU Resources Group Inc.	3,042,543	64,532
	Northwestern Energy Group Inc.	895,607	64,143
	Spire Inc.	817,987	63,877
	Clearway Energy Inc. Class C	1,764,299	60,304
	Avista Corp.	1,203,696	49,243
	American States Water Co.	570,592	47,148
	MGE Energy Inc.	549,746	44,826
*	Sunrun Inc.	3,299,881	44,152
*	Hawaiian Electric Industries Inc.	2,383,031	32,243
	Northwest Natural Holding Co.	612,823	30,065
*,1	Fervo Energy Co. Class A	1,003,748	29,340
	Excelerate Energy Inc. Class A	324,276	12,319
			3,478,316
Total Common Stocks (Cost $47,014,550)			67,800,232
Rights (0.0%)
*,2	OmniAb Inc. 12.5 Earnout	53,581	—
*,2	OmniAb Inc. 15 Earnout	53,581	—
Total Rights (Cost $—)			—
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[3,4]	Vanguard Market Liquidity Fund, 3.682% (Cost $537,821)	5,381,311	538,078
Total Investments (100.8%) (Cost $47,552,371)			68,338,310
Other Assets and Liabilities—Net (-0.8%)			(541,047)
Net Assets (100%)			67,797,263

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $479,235.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $509,525 was received for securities on loan.

REIT—Real Estate Investment Trust.
13

Morningstar Small-Cap Value Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	September 2026	191	74,204	1,004

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Blackstone Mortgage Trust Inc. Class A	2/1/2027	GSI	8,698	(3.620)	—	(348)
CarMax Inc.	8/31/2026	BANA	22,747	(3.620)	—	(14)
					—	(362)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Morningstar Small-Cap Value Index Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $47,014,550)	67,800,232
Affiliated Issuers (Cost $537,821)	538,078
Total Investments in Securities	68,338,310
Investment in Vanguard	1,400
Cash	13,342
Cash Collateral Pledged—Futures Contracts	4,630
Cash Collateral Pledged—Over-the-Counter Swap Contracts	320
Receivables for Investment Securities Sold	25,260
Receivables for Accrued Income	96,705
Receivables for Capital Shares Issued	22,887
Variation Margin Receivable—Futures Contracts	584
Other Assets	150
Total Assets	68,503,588
Liabilities
Payables for Investment Securities Purchased	157,155
Collateral for Securities on Loan	509,525
Payables for Capital Shares Redeemed	37,696
Payables to Vanguard	1,587
Unrealized Depreciation—Over-the-Counter Swap Contracts	362
Total Liabilities	706,325
Net Assets	67,797,263
1 Includes $479,235 of securities on loan.
15

Morningstar Small-Cap Value Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2026, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	51,241,246
Total Distributable Earnings (Loss)	16,556,017
Net Assets	67,797,263

Investor Shares—Net Assets
Applicable to 1,412,066 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	82,248
Net Asset Value Per Share—Investor Shares	$58.25

ETF Shares—Net Assets
Applicable to 151,833,136 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	36,873,566
Net Asset Value Per Share—ETF Shares	$242.86

Admiral™ Shares—Net Assets
Applicable to 226,663,727 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	23,652,967
Net Asset Value Per Share—Admiral Shares	$104.35

Institutional Shares—Net Assets
Applicable to 123,243,094 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,188,482
Net Asset Value Per Share—Institutional Shares	$58.33
See accompanying Notes, which are an integral part of the Financial Statements.
16

Morningstar Small-Cap Value Index Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends[1]	591,019
Interest[2]	583
Securities Lending—Net	2,064
Total Income	593,666
Expenses
The Vanguard Group—Note C
Investment Advisory Services	173
Management and Administrative—Investor Shares	75
Management and Administrative—ETF Shares	7,782
Management and Administrative—Admiral Shares	7,098
Management and Administrative—Institutional Shares	1,533
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	635
Marketing and Distribution—Admiral Shares	471
Marketing and Distribution—Institutional Shares	95
Custodian Fees	190
Shareholders’ Reports—Investor Shares	1
Shareholders’ Reports—ETF Shares	450
Shareholders’ Reports—Admiral Shares	109
Shareholders’ Reports—Institutional Shares	68
Trustees’ Fees and Expenses	15
Other Expenses	12
Total Expenses	18,710
Net Investment Income	574,956
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	3,522,760
Futures Contracts	2,862
Swap Contracts	6,573
Realized Net Gain (Loss)	3,532,195
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	5,207,487
Futures Contracts	1,501
Swap Contracts	1,233
Change in Unrealized Appreciation (Depreciation)	5,210,221
Net Increase (Decrease) in Net Assets Resulting from Operations	9,317,372

1	Dividends are net of foreign withholding taxes of $2.
2
Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $444, $6, and ($36), respectively.
Purchases and sales are for temporary cash investment purposes.

3	Includes $3,425,660 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Morningstar Small-Cap Value Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	574,956	1,121,221
Realized Net Gain (Loss)	3,532,195	3,099,678
Change in Unrealized Appreciation (Depreciation)	5,210,221	745,839
Net Increase (Decrease) in Net Assets Resulting from Operations	9,317,372	4,966,738
Distributions
Investor Shares	(770)	(1,706)
ETF Shares	(351,693)	(626,286)
Admiral Shares	(227,371)	(420,690)
Institutional Shares	(68,904)	(128,625)
Total Distributions	(648,738)	(1,177,307)
Capital Share Transactions
Investor Shares	(14,878)	(17,314)
ETF Shares	(4,679)	(890,256)
Admiral Shares	(574,106)	(1,089,904)
Institutional Shares	(157,122)	(244,612)
Net Increase (Decrease) from Capital Share Transactions	(750,785)	(2,242,086)
Total Increase (Decrease)	7,917,849	1,547,345
Net Assets
Beginning of Period	59,879,414	58,332,069
End of Period	67,797,263	59,879,414
See accompanying Notes, which are an integral part of the Financial Statements.
18

Morningstar Small-Cap Value Index Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$50.80	$47.54	$43.17	$38.09	$42.87	$34.08
Investment Operations
Net Investment Income[1]	.454	.873	.861	.855	.722	.724
Net Realized and Unrealized Gain (Loss) on Investments	7.516	3.321	4.393	5.089	(4.777)	8.767
Total from Investment Operations	7.970	4.194	5.254	5.944	(4.055)	9.491
Distributions
Dividends from Net Investment Income	(.520 )	(.934 )	(.884 )	(.864 )	(.725 )	(.701 )
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.520 )	(.934 )	(.884 )	(.864 )	(.725 )	(.701 )
Net Asset Value, End of Period	$58.25	$50.80	$47.54	$43.17	$38.09	$42.87
Total Return[2]	15.77%	8.94%	12.25%	15.86%	-9.43%	27.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$82	$86	$97	$112	$149	$208
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.19%	0.19%[3]	0.19%[3]	0.19%
Ratio of Net Investment Income to Average Net Assets	1.75%	1.83%	1.89%	2.18%	1.83%	1.78%
Portfolio Turnover Rate[4]	13%	25%	16%	16%	13%	16%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.19%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Morningstar Small-Cap Value Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$211.83	$198.22	$180.00	$158.84	$178.77	$142.13
Investment Operations
Net Investment Income[1]	2.064	3.918	3.865	3.809	3.273	3.131
Net Realized and Unrealized Gain (Loss) on Investments	31.300	13.829	18.275	21.159	(19.975)	36.640
Total from Investment Operations	33.364	17.747	22.140	24.968	(16.702)	39.771
Distributions
Dividends from Net Investment Income	(2.334)	(4.137)	(3.920)	(3.808)	(3.228)	(3.131)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.334)	(4.137)	(3.920)	(3.808)	(3.228)	(3.131)
Net Asset Value, End of Period	$242.86	$211.83	$198.22	$180.00	$158.84	$178.77
Total Return	15.83%	9.09%	12.39%	16.00%	-9.29%	28.07%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$36,874	$32,215	$31,120	$27,036	$23,786	$26,854
Ratio of Total Expenses to Average Net Assets	0.05%	0.07%	0.07%	0.07%[2]	0.07%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	1.90%	1.97%	2.02%	2.33%	1.99%	1.84%
Portfolio Turnover Rate[3]	13%	25%	16%	16%	13%	16%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
20

Morningstar Small-Cap Value Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$91.02	$85.17	$77.34	$68.25	$76.81	$61.07
Investment Operations
Net Investment Income[1]	.876	1.679	1.654	1.630	1.403	1.381
Net Realized and Unrealized Gain (Loss) on Investments	13.449	5.949	7.860	9.096	(8.576)	15.704
Total from Investment Operations	14.325	7.628	9.514	10.726	(7.173)	17.085
Distributions
Dividends from Net Investment Income	(.995 )	(1.778)	(1.684)	(1.636)	(1.387)	(1.345)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.995 )	(1.778)	(1.684)	(1.636)	(1.387)	(1.345)
Net Asset Value, End of Period	$104.35	$91.02	$85.17	$77.34	$68.25	$76.81
Total Return[2]	15.82%	9.09%	12.39%	15.99%	-9.31%	28.09%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,653	$21,160	$20,889	$19,421	$17,505	$19,307
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%[3]	0.07%[3]	0.07%
Ratio of Net Investment Income to Average Net Assets	1.88%	1.96%	2.02%	2.32%	1.99%	1.89%
Portfolio Turnover Rate[4]	13%	25%	16%	16%	13%	16%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
21

Morningstar Small-Cap Value Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$50.88	$47.61	$43.23	$38.15	$42.94	$34.14
Investment Operations
Net Investment Income[1]	.495	.943	.930	.915	.796	.781
Net Realized and Unrealized Gain (Loss) on Investments	7.516	3.325	4.396	5.083	(4.806)	8.775
Total from Investment Operations	8.011	4.268	5.326	5.998	(4.010)	9.556
Distributions
Dividends from Net Investment Income	(.561 )	(.998 )	(.946 )	(.918 )	(.780 )	(.756 )
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.561 )	(.998 )	(.946 )	(.918 )	(.780 )	(.756 )
Net Asset Value, End of Period	$58.33	$50.88	$47.61	$43.23	$38.15	$42.94
Total Return	15.83%	9.10%	12.41%	15.99%	-9.31%	28.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,188	$6,418	$6,225	$5,564	$4,797	$4,733
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.06%	0.06%[2]	0.06%[2]	0.06%
Ratio of Net Investment Income to Average Net Assets	1.90%	1.97%	2.03%	2.33%	2.02%	1.91%
Portfolio Turnover Rate[3]	13%	25%	16%	16%	13%	16%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
22

Morningstar Small-Cap Value Index Fund
Notes to Financial Statements
Vanguard Morningstar Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In June 2026, the Board of Trustees approved changing the fund’s name to Vanguard Morningstar Small-Cap Value Index Fund, effective in July 2026, to correspond with the renaming of the fund's benchmark.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended June 30, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
23

Morningstar Small-Cap Value Index Fund
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $1,400,000, representing less than 0.01% of the fund’s net assets and 0.56% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
24

Morningstar Small-Cap Value Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	67,800,232	—	—	67,800,232
Rights	—	—	—	—
Temporary Cash Investments	538,078	—	—	538,078
Total	68,338,310	—	—	68,338,310

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,004	—	—	1,004
Liabilities
Swap Contracts	—	(362)	—	(362)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	47,623,435
Gross Unrealized Appreciation	23,692,581
Gross Unrealized Depreciation	(2,977,064)
Net Unrealized Appreciation (Depreciation)	20,715,517
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $7,657,608,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F. During the six months ended June 30, 2026, the fund purchased $8,056,302,000 of investment securities and sold $8,263,724,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $4,680,999,000 and $5,091,241,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $4,114,908,000 and sales were $900,801,000, resulting in net realized gain of $130,685,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G. Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	5,622	103	7,675	161
Issued in Lieu of Cash Distributions	770	14	1,706	36
Redeemed	(21,270)	(389)	(26,695)	(559)
Net Increase (Decrease)—Investor Shares	(14,878)	(272)	(17,314)	(362)
ETF Shares
Issued	5,053,436	21,979	6,540,475	32,528
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,058,115)	(22,225)	(7,430,731)	(37,450)
Net Increase (Decrease)—ETF Shares	(4,679)	(246)	(890,256)	(4,922)
25

Morningstar Small-Cap Value Index Fund
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	1,259,324	12,867	2,239,988	26,306
Issued in Lieu of Cash Distributions	198,876	2,049	368,546	4,275
Redeemed	(2,032,306)	(20,725)	(3,698,438)	(43,370)
Net Increase (Decrease)—Admiral Shares	(574,106)	(5,809)	(1,089,904)	(12,789)
Institutional Shares
Issued	431,034	7,814	845,196	17,951
Issued in Lieu of Cash Distributions	65,733	1,210	122,810	2,548
Redeemed	(653,889)	(11,936)	(1,212,618)	(25,109)
Net Increase (Decrease)—Institutional Shares	(157,122)	(2,912)	(244,612)	(4,610)
H. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J. Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q8602 082026
26

Financial Statements
For the six-months ended June 30, 2026
Vanguard Morningstar Total Stock Market Index Fund
(formerly Vanguard Total Stock Market Index Fund)

Contents
Financial Statements	1

Morningstar Total Stock Market Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.8%)
Basic Materials (1.6%)
	Linde plc	14,687,739	7,622,055
	Newmont Corp.	33,897,325	3,166,010
	Freeport-McMoRan Inc.	45,646,708	2,870,722
	Ecolab Inc.	8,042,472	2,240,713
	Air Products and Chemicals Inc.	7,070,193	2,072,839
	Fastenal Co.	36,449,256	1,750,658
	Nucor Corp.	7,230,391	1,610,570
	Steel Dynamics Inc.	4,349,759	998,096
	Carpenter Technology Corp.	1,498,616	924,406
*	RBC Bearings Inc.	1,004,639	647,048
	International Paper Co.	16,816,380	640,704
	International Flavors & Fragrances Inc.	7,701,942	610,148
	Reliance Inc.	1,620,377	605,373
	Royal Gold Inc.	2,695,141	537,977
	CF Industries Holdings Inc.	4,879,389	528,243
	Albemarle Corp.	3,745,035	505,692
	Coeur Mining Inc.	29,561,203	482,439
	Solstice Advanced Materials Inc.	5,039,066	446,461
	Alcoa Corp.	8,381,195	436,996
	LyondellBasell Industries NV Class A	8,201,823	431,826
	Mueller Industries Inc.	3,510,130	431,500
	Avery Dennison Corp.	2,428,624	394,287
	Element Solutions Inc.	7,350,689	350,995
	Hecla Mining Co.	21,297,254	328,617
	Timken Co.	1,985,919	288,594
*,1	MP Materials Corp.	5,085,934	284,863
	Eastman Chemical Co.	3,630,550	243,174
	Hexcel Corp.	2,397,556	239,900
	Commercial Metals Co.	3,517,292	220,710
	Mosaic Co.	10,089,227	213,791
	Materion Corp.	660,915	196,550
	NewMarket Corp.	248,238	196,416
	Balchem Corp.	1,018,795	172,125
*	Cleveland-Cliffs Inc.	18,136,389	170,301
	Sensient Technologies Corp.	1,352,473	166,746
*	Perimeter Solutions Inc.	4,663,341	166,248
*,1	Uranium Energy Corp.	15,594,765	166,240
	UFP Industries Inc.	1,793,635	162,754
	Celanese Corp.	3,488,008	160,448
	Cabot Corp.	1,636,004	148,582
*,1	USA Rare Earth Inc.	6,022,904	129,974
*,1	Energy Fuels Inc.	7,526,484	109,134
	Avient Corp.	2,909,649	107,541
*	Century Aluminum Co.	2,199,182	101,184
	Chemours Co.	4,784,612	98,180
	Kaiser Aluminum Corp.	493,025	96,451
	Ashland Inc.	1,454,984	95,869
	Scotts Miracle-Gro Co.	1,385,628	94,375
	Hawkins Inc.	595,814	84,665
*	Ingevity Corp.	1,109,993	82,883
	Westlake Corp.	1,019,013	74,388
	Minerals Technologies Inc.	983,709	72,765
	Olin Corp.	3,624,124	71,830
	Quaker Chemical Corp.	441,833	70,194
	Innospec Inc.	782,736	63,707
	Huntsman Corp.	5,253,891	55,796
	FMC Corp.	3,970,014	45,655
*	NWPX Infrastructure Inc.	291,591	43,721
*	Ecovyst Inc.	3,476,568	43,283
*	Compass Minerals International Inc.	1,333,032	41,497

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Worthington Steel Inc.	1,212,520	40,716
*	Ivanhoe Electric Inc.	4,033,261	38,760
	Sylvamo Corp.	1,004,333	37,964
	Stepan Co.	681,056	37,948
*,1	Hycroft Mining Holding Corp. Class A	1,595,325	37,331
*,1	i-80 Gold Corp.	24,532,095	35,326
	Ryerson Holding Corp.	1,399,237	34,435
*,1	United States Antimony Corp.	3,953,900	28,705
	Koppers Holdings Inc.	572,237	25,694
	Tronox Holdings plc	3,792,872	23,895
*,1	ASP Isotopes Inc.	3,593,895	22,354
*	Metallus Inc.	1,120,247	20,937
*	LSB Industries Inc.	1,834,946	19,836
	AdvanSix Inc.	815,299	16,208
*	Rayonier Advanced Materials Inc.	2,031,644	15,969
*	Idaho Strategic Resources Inc.	477,876	15,650
*,1	Ur-Energy Inc.	11,132,729	15,141
*	Dakota Gold Corp.	3,552,748	15,135
*	Contango Silver & Gold Inc.	889,228	14,041
*	Magnera Corp.	1,144,017	13,442
	Mativ Holdings Inc.	1,767,898	13,383
*	Alto Ingredients Inc.	2,230,593	12,714
*	Intrepid Potash Inc.	379,874	12,452
*,1	American Battery Technology Co.	4,080,302	11,547
*	Comstock Inc.	2,318,673	9,646
*,1	Encore Energy Corp.	5,965,500	7,815
*	Clearwater Paper Corp.	488,515	7,660
*	Tredegar Corp.	889,244	7,078
	Friedman Industries Inc.	218,084	7,018
*,1	Gold Resource Corp.	5,398,750	6,802
*	Perma-Pipe International Holdings Inc.	242,999	6,617
*,1	US Gold Corp.	416,038	6,378
*,1	Elmet Group Co.	276,227	5,453
*,1	Ascent Industries Co.	264,087	3,969
*	Ampco-Pittsburgh Corp.	458,240	3,964
*,1	GrafTech International Ltd.	612,208	3,618
	Omega Flex Inc.	111,611	3,504
*,1	CPS Technologies Corp.	527,326	2,911
*,1	LanzaTech Global Inc.	373,949	2,550
	Northern Technologies International Corp.	296,283	2,536
*	Paramount Gold Nevada Corp.	1,980,254	2,258
*	Unifi Inc.	471,568	2,240
*	American Vanguard Corp.	796,895	2,231
*	Flexible Solutions International Inc.	270,455	1,801
*,1	Rare Earths Americas Inc.	113,094	1,728
*,1	CitroTech Inc.	278,459	1,537
*	Westwater Resources Inc.	2,962,178	1,496
*	Sunshine Silver Mining & Refining Co.	111,705	1,477
*	Solitario Resources Corp.	1,870,844	1,408
*	Culp Inc.	335,090	1,039
*	TechPrecision Corp.	187,383	982
*	5E Advanced Materials Inc.	658,922	916
*	Solesence Inc.	597,505	439
*,1,2	American Infrastructure Corp.	373,321	2
*,1,2	ReElement Technologies Corp.	696,874	—
			36,081,565
Consumer Discretionary (12.3%)
*	Amazon.com Inc.	307,403,344	73,266,513
*	Tesla Inc.	89,438,422	37,617,800
	Walmart Inc.	139,199,460	15,765,731
	Costco Wholesale Corp.	14,086,325	13,177,334
	Home Depot Inc.	31,659,734	11,165,755
*	Netflix Inc.	133,701,685	9,546,300
	McDonald's Corp.	22,558,755	6,097,857
	TJX Cos. Inc.	35,108,836	5,318,989
	Walt Disney Co.	55,139,088	5,307,137
*	Uber Technologies Inc.	64,635,499	4,664,098
	Booking Holdings Inc.	24,604,350	4,385,479
	Lowe's Cos. Inc.	17,803,302	3,925,450

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Starbucks Corp.	36,187,401	3,697,991
	Marriott International Inc. Class A	6,698,001	2,482,212
	Royal Caribbean Cruises Ltd.	7,664,547	2,433,724
*	O'Reilly Automotive Inc.	26,312,463	2,423,115
	Hilton Worldwide Holdings Inc.	7,228,113	2,388,602
	General Motors Co.	28,626,628	2,206,540
	Ross Stores Inc.	10,227,959	2,177,021
*	Warner Bros Discovery Inc.	75,623,618	2,016,126
	Target Corp.	14,419,190	1,883,290
	Delta Air Lines Inc.	19,813,338	1,855,717
*	Airbnb Inc. Class A	12,606,996	1,804,061
	Ford Motor Co.	124,276,639	1,727,445
*	AutoZone Inc.	523,176	1,672,039
	Electronic Arts Inc.	7,960,059	1,632,131
	eBay Inc.	14,098,914	1,575,554
	NIKE Inc. Class B	38,090,280	1,563,606
*	Carvana Co.	21,605,624	1,422,082
*	United Airlines Holdings Inc.	10,307,381	1,401,701
*	Take-Two Interactive Software Inc.	5,600,783	1,400,084
	Yum! Brands Inc.	8,750,810	1,398,904
*	Chipotle Mexican Grill Inc.	40,733,217	1,384,929
	DR Horton Inc.	8,103,991	1,319,978
	Garmin Ltd.	5,206,383	1,236,724
	Carnival Corp. Ltd.	39,591,388	1,131,126
*	ROBLOX Corp. Class A	20,260,796	1,101,782
*	Live Nation Entertainment Inc.	5,234,693	958,525
	Tapestry Inc.	6,415,441	939,092
	Expedia Group Inc.	3,635,646	930,289
	Williams-Sonoma Inc.	3,739,059	871,575
	PulteGroup Inc.	6,048,194	829,873
	Dollar General Corp.	6,995,262	805,225
	Southwest Airlines Co.	15,517,248	797,897
*	Copart Inc.	27,532,524	776,142
	Darden Restaurants Inc.	3,636,786	749,214
*,1	Dollar Tree Inc.	5,797,445	701,201
	RB Global Inc.	5,916,919	689,025
	Omnicom Group Inc.	9,051,863	659,247
*	Liberty Media Corp.-Liberty Formula One Class C	6,824,439	649,277
*	Burlington Stores Inc.	1,999,153	633,332
*	Ulta Beauty Inc.	1,383,188	623,790
	Estee Lauder Cos. Inc. Class A	7,856,007	620,232
*	NVR Inc.	81,383	554,495
	Tractor Supply Co.	16,651,668	526,359
	Lennar Corp. Class A	5,815,969	526,287
	Genuine Parts Co.	4,370,546	515,637
	Somnigroup International Inc.	6,346,286	497,549
	Toll Brothers Inc.	3,007,275	495,449
*	Rivian Automotive Inc. Class A	27,936,181	484,693
	Best Buy Co. Inc.	6,359,525	482,561
	Aramark	8,344,012	474,774
	Ralph Lauren Corp.	1,135,537	455,816
*	Flutter Entertainment plc	4,420,362	451,628
	Dick's Sporting Goods Inc.	1,987,396	450,761
*	Deckers Outdoor Corp.	4,410,409	437,910
	Las Vegas Sands Corp.	9,468,396	437,345
	BorgWarner Inc.	6,512,117	432,405
	Rollins Inc.	9,929,385	414,453
*	Aptiv plc	6,721,064	412,539
	Texas Roadhouse Inc. Class A	2,086,387	403,153
	TKO Group Holdings Inc. Class A	1,905,095	383,515
*	American Airlines Group Inc.	21,000,831	379,485
*	Lululemon Athletica Inc.	3,317,377	378,778
*	DraftKings Inc. Class A	14,954,771	377,758
	Hasbro Inc.	4,495,235	371,261
*	BJ's Wholesale Club Holdings Inc.	4,055,224	353,697
	News Corp. Class A	12,949,297	321,531
	Service Corp. International	4,165,659	316,423
*	Five Below Inc.	1,755,302	315,586
*	Dutch Bros Inc. Class A	4,357,227	312,892
	Domino's Pizza Inc.	1,055,718	312,535

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Norwegian Cruise Line Holdings Ltd.	14,589,266	307,979
*	Wayfair Inc. Class A	3,306,067	305,547
	New York Times Co. Class A	4,348,320	304,295
	Fox Corp. Class A	5,825,390	303,852
	Murphy USA Inc.	527,362	284,180
*,1	GameStop Corp. Class A	12,819,769	283,061
*	MGM Resorts International	5,687,594	271,924
*	Cava Group Inc.	3,145,874	246,888
*	Trade Desk Inc. Class A	13,562,615	245,212
[1]	Hyatt Hotels Corp. Class A	1,236,808	239,743
*	CarMax Inc.	4,508,315	238,445
	Pool Corp.	1,100,488	236,495
*	Brinker International Inc.	1,361,933	228,805
*	Madison Square Garden Sports Corp.	559,169	224,696
	Wynn Resorts Ltd.	2,307,747	224,059
*	Etsy Inc.	2,863,027	215,672
	Lear Corp.	1,590,358	213,203
	LKQ Corp.	8,079,940	212,745
	Lithia Motors Inc. Class A	724,288	210,398
*	Victoria's Secret & Co.	2,519,949	210,365
	VF Corp.	12,440,417	207,506
*	Floor & Decor Holdings Inc. Class A	3,430,327	203,624
*	Taylor Morrison Home Corp. Class A	2,816,141	202,030
	Wyndham Hotels & Resorts Inc.	2,259,002	190,231
	Churchill Downs Inc.	2,102,720	188,488
*	Life Time Group Holdings Inc.	4,596,118	187,705
*	AutoNation Inc.	1,009,299	187,518
*	Caesars Entertainment Inc.	6,149,879	185,603
*	Alaska Air Group Inc.	3,541,835	184,884
*	Crocs Inc.	1,498,056	180,725
	Macy's Inc.	7,538,844	177,540
	Fox Corp. Class B	3,713,609	173,945
	Sirius XM Holdings Inc.	5,883,360	173,794
*	Frontdoor Inc.	2,231,137	173,114
	U-Haul Holding Co. (XNYS)	2,981,752	172,047
	Gentex Corp.	6,751,938	170,621
	Meritage Homes Corp.	2,014,920	168,951
*,1	Lyft Inc. Class A	11,449,095	167,271
	Nexstar Media Group Inc. Class A	921,289	164,533
	PriceSmart Inc.	835,131	163,134
	Versant Media Group Inc.	4,482,119	161,401
*	Liberty Live Holdings Inc. Class C	1,526,701	161,281
*	SiteOne Landscape Supply Inc.	1,408,203	161,113
*	Valvoline Inc.	4,053,586	160,279
*	Boot Barn Holdings Inc.	965,843	158,659
*	Champion Homes Inc.	1,746,504	153,902
	Vail Resorts Inc.	1,129,768	153,818
	H&R Block Inc.	4,028,438	153,403
*	Cavco Industries Inc.	244,393	150,150
	Wingstop Inc.	865,614	150,106
*	Ollie's Bargain Outlet Holdings Inc.	1,923,641	147,890
	Bath & Body Works Inc.	6,389,950	147,800
	Kontoor Brands Inc.	1,755,873	146,334
	Boyd Gaming Corp.	1,649,046	145,660
	Travel + Leisure Co.	1,882,233	143,859
*	Sphere Entertainment Co.	826,774	143,057
	Gap Inc.	7,540,894	140,864
*	Duolingo Inc. Class A	1,212,364	139,446
*	OPENLANE Inc.	3,367,726	138,885
*	Chewy Inc. Class A	7,015,130	137,847
*	Laureate Education Inc.	3,776,590	137,166
*	Urban Outfitters Inc.	1,903,472	134,880
*,1	elf Beauty Inc.	1,795,507	132,868
	Atmus Filtration Technologies Inc.	2,590,512	132,090
*	Planet Fitness Inc. Class A	2,517,202	131,322
	Rush Enterprises Inc. Class A	1,785,357	130,304
*	Mattel Inc.	9,236,753	128,206
*	Abercrombie & Fitch Co. Class A	1,420,953	127,900
*	Covista Inc.	1,024,746	127,745
*	SkyWest Inc.	1,257,957	124,953

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	M/I Homes Inc.	769,870	123,787
*	Grand Canyon Education Inc.	841,857	120,478
	Thor Industries Inc.	1,591,501	119,617
*	YETI Holdings Inc.	2,408,155	119,348
	Paramount Skydance Corp. Class B	12,099,439	119,300
	Advance Auto Parts Inc.	1,916,172	119,224
	Warner Music Group Corp. Class A	4,402,603	119,178
*	Asbury Automotive Group Inc.	591,656	118,970
*	Bright Horizons Family Solutions Inc.	1,672,117	118,520
	KB Home	1,892,923	118,478
	Polaris Inc.	1,715,921	117,438
*,1	Dorman Products Inc.	851,853	116,235
	Graham Holdings Co. Class B	100,685	114,924
	Cheesecake Factory Inc.	1,420,796	113,010
*,1	QuantumScape Corp. Class A	14,674,602	110,940
*	Stride Inc.	1,283,707	110,707
	Red Rock Resorts Inc. Class A	1,675,705	109,021
	Signet Jewelers Ltd.	1,261,577	108,748
	PVH Corp.	1,460,737	108,474
*	Knowles Corp.	2,574,770	106,801
	Cinemark Holdings Inc.	3,335,549	105,837
*	Hilton Grand Vacations Inc.	2,009,186	105,221
	Group 1 Automotive Inc.	359,865	104,782
	Marriott Vacations Worldwide Corp.	983,782	100,228
*	Lionsgate Studios Corp.	6,467,036	99,010
	Acushnet Holdings Corp.	835,301	99,008
*	Madison Square Garden Entertainment Corp. Class A	1,223,482	98,967
	Steven Madden Ltd.	2,321,184	97,722
	Academy Sports & Outdoors Inc.	2,049,987	96,616
	Dana Inc.	3,441,107	93,633
	Penske Automotive Group Inc.	522,710	93,539
*	Rush Street Interactive Inc. Class A	3,131,414	93,128
	HNI Corp.	2,292,239	92,629
	Phinia Inc.	1,115,219	91,861
*	Penn Entertainment Inc.	4,250,780	90,797
*	Allegiant Travel Co.	768,717	90,401
	Lennar Corp. Class B	990,189	87,840
[1]	Choice Hotels International Inc.	791,870	87,320
	Visteon Corp.	848,262	84,156
*,1	Avis Budget Group Inc.	561,013	82,935
	Newell Brands Inc.	13,428,130	82,449
	American Eagle Outfitters Inc.	4,777,487	82,173
	Harley-Davidson Inc.	3,345,356	81,827
[1]	Whirlpool Corp.	2,052,911	80,926
*	RH	479,355	78,964
*	Atlanta Braves Holdings Inc. Class C	1,509,125	78,324
*	Peloton Interactive Inc. Class A	13,229,924	78,189
[1]	LCI Industries	732,462	77,553
*	Green Brick Partners Inc.	962,101	77,007
*	Callaway Golf Co.	4,003,642	75,228
	Levi Strauss & Co. Class A	2,968,166	73,700
	News Corp. Class B	2,597,351	72,882
*	Shake Shack Inc. Class A	1,219,447	68,313
*	Capri Holdings Ltd.	3,645,206	67,691
*	Universal Technical Institute Inc.	1,579,762	67,566
	Perdoceo Education Corp.	1,992,049	63,746
	Interface Inc. Class A	1,752,464	62,808
	Interparfums Inc.	557,397	62,350
*,1	Six Flags Entertainment Corp.	2,921,679	62,232
*	Liberty Live Holdings Inc. Class A	605,832	61,347
*	Liberty Media Corp.-Liberty Formula One Class A	690,978	60,488
*,1	Central Garden & Pet Co. Class A	1,553,038	60,211
	Kohl's Corp.	3,386,994	60,018
*	JetBlue Airways Corp.	10,088,303	57,806
*	Goodyear Tire & Rubber Co.	8,686,305	57,330
	PROG Holdings Inc.	1,204,978	56,164
	John Wiley & Sons Inc. Class A	1,155,661	56,061
	Century Communities Inc.	778,321	55,774
	La-Z-Boy Inc.	1,300,304	52,168
*	TripAdvisor Inc.	3,690,140	50,592

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Worthington Enterprises Inc.	939,147	50,489
	Strategic Education Inc.	651,215	49,896
[1]	Dillard's Inc. Class A	92,325	48,786
*	Sonos Inc.	3,574,368	48,361
	Monarch Casino & Resort Inc.	366,166	48,191
	Leggett & Platt Inc.	4,109,989	48,128
*	Global Business Travel Group I	4,990,508	46,861
*	Coursera Inc.	8,197,417	46,233
*	National Vision Holdings Inc.	2,397,603	45,578
	Carter's Inc.	1,104,194	45,449
	Millerknoll Inc.	2,169,967	44,398
*	Lindblad Expeditions Holdings Inc.	1,560,240	44,061
*	Arlo Technologies Inc.	3,255,747	43,887
	Winmark Corp.	102,395	43,321
	Wolverine World Wide Inc.	2,608,144	43,113
*	Sally Beauty Holdings Inc.	3,048,501	43,106
*	Lincoln Educational Services Corp.	855,707	42,700
	Buckle Inc.	977,854	41,265
*	RealReal Inc.	3,442,236	40,584
	Columbia Sportswear Co.	653,608	40,406
[1]	Wendy's Co.	4,851,270	40,217
*	LGI Homes Inc.	628,367	40,014
*	Dauch Corp.	7,113,522	38,555
*	BJ's Restaurants Inc.	630,779	38,310
	G-III Apparel Group Ltd.	1,132,065	38,162
	Papa John's International Inc.	1,033,807	38,013
*	USA TODAY Co. Inc.	4,444,000	37,996
*	ACV Auctions Inc. Class A	5,279,650	37,961
	Cracker Barrel Old Country Store Inc.	711,112	37,902
*,1	Lucid Group Inc.	5,610,160	37,532
*	AMC Entertainment Holdings Inc. Class A	19,427,596	36,912
*	Pursuit Attractions & Hospitality Inc.	655,304	36,677
*	XPEL Inc.	739,127	36,661
	Upbound Group Inc.	1,667,251	35,379
	Rush Enterprises Inc. Class B	414,830	31,735
	Sonic Automotive Inc. Class A	372,512	31,585
*	Gentherm Inc.	924,205	31,525
*,1	Under Armour Inc. Class C	5,066,363	31,513
*,1	Unusual Machines Inc.	1,363,580	30,408
*	Revolve Group Inc. Class A	1,315,562	30,113
*	Under Armour Inc. Class A	4,603,028	29,413
*,1	United Parks & Resorts Inc.	601,230	28,703
*	Figs Inc. Class A	2,758,703	28,222
*	Coty Inc. Class A	12,695,047	27,421
*	Sweetgreen Inc. Class A	3,062,003	26,976
*	Liquidity Services Inc.	687,604	26,899
	Gold.com Inc.	641,388	26,688
	Winnebago Industries Inc.	846,507	26,445
*	American Public Education Inc.	491,008	26,367
	Standard Motor Products Inc.	673,859	26,260
*	Driven Brands Holdings Inc.	1,838,298	25,626
	Entravision Communications Corp. Class A	1,955,044	25,494
	Matthews International Corp. Class A	942,308	25,367
*	QuinStreet Inc.	1,720,245	25,202
*,1	U-Haul Holding Co.	374,223	24,489
*	Eastman Kodak Co.	2,627,708	24,306
*	First Watch Restaurant Group Inc.	1,856,827	23,935
*	Stagwell Inc. Class A	3,193,923	23,731
*	MarineMax Inc.	631,928	23,141
*	Accel Entertainment Inc. Class A	1,802,321	22,727
*	Fox Factory Holding Corp.	1,338,356	22,678
	Bloomin' Brands Inc.	2,440,378	22,305
*,1	Sabre Corp.	10,511,426	21,969
*	ThredUp Inc. Class A	3,203,386	21,943
*	Beazer Homes USA Inc.	779,803	21,873
*	Clear Channel Outdoor Holdings Inc.	8,781,138	21,250
*	Frontier Group Holdings Inc.	2,588,340	20,474
*	Helen of Troy Ltd.	701,586	20,395
	Smith & Wesson Brands Inc.	1,346,432	20,250
[1]	Scholastic Corp.	435,650	20,040

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Hovnanian Enterprises Inc. Class A	139,128	19,813
	Movado Group Inc.	470,691	18,503
*	Cars.com Inc.	1,686,739	18,453
*,1	Daily Journal Corp.	30,190	18,150
	Sinclair Inc.	1,243,510	17,720
	Ethan Allen Interiors Inc.	777,799	17,376
	Carriage Services Inc. Class A	447,647	17,163
	Sturm Ruger & Co. Inc.	450,890	17,066
*,1	Atlanta Braves Holdings Inc. Class A	281,437	15,848
	Oxford Industries Inc.	453,127	15,801
	Monro Inc.	919,212	15,728
*,1	XMAX Inc.	1,712,900	15,570
*,1	MNTN Inc. Class A	1,656,686	15,242
*	Malibu Boats Inc. Class A	554,661	15,214
*	MasterCraft Boat Holdings Inc.	582,883	15,050
	Marcus Corp.	640,656	15,030
*	Corsair Gaming Inc.	1,536,046	14,854
*	Dream Finders Homes Inc. Class A	857,459	14,800
	Camping World Holdings Inc. Class A	1,935,471	14,768
*	Cooper-Standard Holdings Inc.	541,202	14,640
	Global Industrial Co.	433,860	14,517
*	Stitch Fix Inc. Class A	3,455,063	14,200
*	iHeartMedia Inc. Class A	3,295,476	14,138
	Arko Corp.	1,757,529	14,113
	Arhaus Inc. Class A	1,653,332	13,921
[1]	Dine Brands Global Inc.	381,497	13,696
*	El Pollo Loco Holdings Inc.	773,548	13,119
*,1	Bed Bath & Beyond Inc.	2,196,506	12,718
	Caleres Inc.	1,013,148	12,533
*	Savers Value Village Inc.	1,215,670	12,266
*,1	Newsmax Inc. Class B	1,440,100	11,924
	Build-A-Bear Workshop Inc.	385,185	11,791
*	Starz Entertainment Corp.	395,888	11,425
*	Kura Sushi USA Inc. Class A	191,714	11,035
	Haverty Furniture Cos. Inc.	422,808	10,794
*,1	Latham Group Inc.	1,657,076	10,721
*	Clean Energy Fuels Corp.	5,143,976	10,545
	Gray Media Inc.	2,639,915	10,480
*,1	Central Garden & Pet Co.	233,674	10,361
*,1	Portillo's Inc. Class A	2,147,844	10,181
*,1	Bob's Discount Furniture Inc.	633,793	10,027
*	Strattec Security Corp.	119,567	9,739
*,1	Krispy Kreme Inc.	2,719,361	9,599
*	Boston Omaha Corp. Class A	700,711	9,558
*	Genesco Inc.	281,364	9,502
*,1	AMC Global Media Inc.	951,224	9,493
*,1	Yesway Inc. Class A	460,495	9,348
*,1	Dave & Buster's Entertainment Inc.	818,525	9,331
	Rocky Brands Inc.	226,104	9,325
*,1	Jack in the Box Inc.	587,209	9,284
*	Citi Trends Inc.	159,153	9,205
*,1	Hertz Global Holdings Inc.	3,993,769	9,046
*,1	Biglari Holdings Inc. Class B	20,257	8,630
	Nathan's Famous Inc.	83,975	8,532
*	McGraw Hill Inc.	897,538	8,500
	Shoe Station Group Inc.	557,297	8,265
	Flexsteel Industries Inc.	110,277	8,213
	National CineMedia Inc.	2,083,834	7,919
*	Motorcar Parts of America Inc.	497,981	7,629
*	Funko Inc. Class A	1,273,837	7,490
*	Petco Health & Wellness Co. Inc. Class A	2,715,350	7,386
	Johnson Outdoors Inc. Class A	160,157	7,374
*,1	Xponential Fitness Inc. Class A	1,045,447	7,235
*	Zumiez Inc.	403,869	7,189
*,1	Lovesac Co.	428,840	7,157
	Weyco Group Inc.	181,553	7,140
*,1	Fossil Group Inc.	1,705,113	7,059
*	Legacy Housing Corp.	262,223	6,889
*	Barnes & Noble Education Inc.	529,056	6,645
*,1	Vuzix Corp.	2,208,885	6,406

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Designer Brands Inc. Class A	1,090,766	6,359
*	Stoneridge Inc.	863,692	6,322
	Cricut Inc. Class A	1,429,045	6,274
	JAKKS Pacific Inc.	269,233	6,268
*	Outdoor Holding Co.	2,737,910	6,242
*,1	Bally's Corp.	453,559	6,218
*	Holley Inc.	2,417,721	6,165
*,1	SES AI Corp. Class A	6,245,350	5,997
*	EW Scripps Co. Class A	2,148,548	5,951
*	Envela Corp.	206,043	5,951
	Hooker Furnishings Corp.	331,967	5,919
	Phoenix Education Partners Inc.	173,400	5,696
	RCI Hospitality Holdings Inc.	206,267	5,635
*,1	Turtle Beach Corp.	435,937	5,427
*	Thryv Holdings Inc.	1,289,753	5,082
*,1	NN Inc.	1,382,782	4,964
	Escalade Inc.	262,939	4,938
*	WW International Inc.	302,000	4,826
	Superior Group of Cos. Inc.	347,910	4,565
*	Black Rock Coffee Bar Inc. Class A	540,442	4,480
	Bassett Furniture Industries Inc.	252,322	4,471
*	OneWater Marine Inc. Class A	390,964	4,406
*,1	Traeger Inc.	52,986	4,177
	Hamilton Beach Brands Holding Co. Class A	173,895	4,005
*	American Outdoor Brands Inc.	339,865	3,990
*,1	KinderCare Learning Cos. Inc.	936,248	3,979
*,1	Smith Douglas Homes Corp. Class A	253,928	3,946
*,1	Surf Air Mobility Inc.	3,338,072	3,872
*,1	Lands' End Inc.	363,133	3,806
*	Red Robin Gourmet Burgers Inc.	463,819	3,706
*,1	Biglari Holdings Inc. Class A	1,729	3,639
	Lifetime Brands Inc.	403,605	3,443
[1]	J. Jill Inc.	216,901	3,442
	CuriosityStream Inc.	1,273,155	3,387
*,1	GoPro Inc. Class A	4,315,063	3,357
*	Chegg Inc.	3,232,903	3,265
*,1	Virtuix Holdings Inc. Class A	1,053,686	3,214
*	Legacy Education Inc.	272,331	3,203
*,1	Venu Holding Corp.	1,402,569	3,184
*	RideNow Group Inc. Class B	455,284	3,032
*	Kewaunee Scientific Corp.	82,779	2,940
[1]	Lakeland Industries Inc.	271,562	2,903
*,1	1-800-Flowers.com Inc. Class A	814,519	2,835
*	Full House Resorts Inc.	1,007,847	2,812
	Clarus Corp.	877,623	2,765
[1]	Virco Manufacturing Corp.	426,610	2,619
	Townsquare Media Inc. Class A	366,758	2,593
*	Empery Digital Inc.	713,856	2,541
*	Noodles & Co. Class A	163,892	2,450
*,1	Tron Inc.	1,497,110	2,410
*	Travelzoo	201,652	2,355
*	Vera Bradley Inc.	580,397	2,258
*,1	Tilly's Inc. Class A	503,639	2,115
*	Duluth Holdings Inc. Class B	469,905	2,105
*,1	Torrid Holdings Inc.	1,090,938	2,040
*,1	Blink Charging Co.	3,165,677	2,025
*,1	Faraday Future Intelligent Electric Inc. Class A	8,727,897	2,012
*,1	Leslie's Inc.	180,915	1,836
*	Universal Electronics Inc.	369,409	1,762
*	Cato Corp. Class A	535,414	1,735
*,1	Aureus Greenway Holdings Inc.	426,592	1,702
*	LiveOne Inc.	253,151	1,620
*,1	ONE Group Hospitality Inc.	803,421	1,615
*,1	Lee Enterprises Inc.	178,558	1,600
*,1	Nerdy Inc.	1,728,690	1,584
*	Regis Corp.	56,376	1,579
*,1	Castellum Inc.	2,189,871	1,576
*	IZEA Worldwide Inc.	406,823	1,505
*	Cineverse Corp. Class A	498,002	1,479
*,1	Wheels Up Experience Inc. Class A	164,937	1,479

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Sportsman's Warehouse Holdings Inc.	1,089,372	1,449
*,1	Upexi Inc.	1,794,902	1,408
*,1	Grabagun Digital Holdings Inc.	605,971	1,382
*	Playstudios Inc.	2,687,599	1,341
*	Century Casinos Inc.	1,034,155	1,324
	CompX International Inc.	52,883	1,317
*	Fluent Inc.	328,501	1,225
*	Kartoon Studios Inc.	1,684,285	1,196
*,1	BARK Inc.	119,877	1,196
	Saga Communications Inc. Class A	131,209	1,190
*,1	Rent the Runway Inc. Class A	367,543	1,158
*	CarParts.com Inc.	172,750	1,113
*,1	Aptera Motors Corp. Class B	451,186	1,105
*,1	Grove Collaborative Holdings Inc. Class A	871,293	1,089
*	Destination XL Group Inc.	1,599,157	1,071
*	Marchex Inc. Class B	653,901	1,053
*,1	flyExclusive Inc. Class A	488,956	978
*,1	InterGroup Corp.	20,279	974
*,1	GameSquare Holdings Inc.	2,395,850	946
*,1	Teads Holding Co.	1,213,464	931
*,1	Gaia Inc. Class A	431,317	906
	Crown Crafts Inc.	313,409	890
*	Vince Holding Corp.	122,351	875
*,1	NextNRG Inc.	2,215,075	776
*	PodcastOne Inc.	167,155	747
*,1	Cardlytics Inc.	150,520	676
*,1	Children's Place Inc.	216,984	662
	Flanigan's Enterprises Inc.	14,413	646
[1]	Jerash Holdings US Inc.	132,571	638
*,1	America's Car-Mart Inc.	228,243	637
*	Reading International Inc. Class A	497,592	637
*	Purple Innovation Inc. Class A	1,610,685	575
*,1	Digital Brands Group Inc.	655,143	493
*	Koss Corp.	122,145	490
*	Good Times Restaurants Inc.	343,439	484
*	Live Ventures Inc.	44,195	424
	Brilliant Earth Group Inc. Class A	373,042	422
*	Harte Hanks Inc.	189,891	410
*	Stran & Co. Inc.	179,148	400
*	Rave Restaurant Group Inc.	121,623	398
*	Ark Restaurants Corp.	57,309	336
*	Lulu's Fashion Lounge Holdings Inc.	41,252	330
*	Urban One Inc.	69,351	320
*	SPAR Group Inc.	361,304	299
*	Nomadar Corp. Class A	78,703	295
*	GEN Restaurant Group Inc. Class A	127,318	251
	Tandy Leather Factory Inc.	103,981	242
*	AXIL Brands Inc.	32,537	218
*	Snail Inc. Class A	332,161	206
*	Dolphin Entertainment Inc.	131,998	152
*,2	Luby's Inc.	449,752	112
*	Reading International Inc. Class B	10,606	91
*	NextBoat Inc.	37,810	87
*,1	All In FutureTech Alliance Inc.	30,797	69
*,1	Motorsport Games Inc. Class A	11,308	45
*,2	SRAX Inc.	590,641	41
*	Massimo Group	32,464	31
*	Marwynn Holdings Inc.	8,981	10
*	Adapti Inc.	829	2
*,2	Bowl America Inc.	85,200	—
			282,712,245
Consumer Staples (3.4%)
	Procter & Gamble Co.	73,933,935	10,841,672
	Philip Morris International Inc.	49,488,043	8,952,882
	Coca-Cola Co.	109,281,276	8,881,289
	PepsiCo Inc.	43,394,125	5,875,565
	CVS Health Corp.	40,509,855	4,190,744
	Altria Group Inc.	53,021,065	3,814,866
	McKesson Corp.	3,816,935	2,884,076

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Mondelez International Inc. Class A	40,756,468	2,357,354
	Colgate-Palmolive Co.	25,404,846	2,329,116
*	Monster Beverage Corp.	21,736,414	2,089,304
	Corteva Inc.	21,315,456	1,805,206
	Cardinal Health Inc.	7,436,156	1,766,533
	Cencora Inc.	5,868,746	1,660,738
	Keurig Dr Pepper Inc.	41,050,411	1,343,580
	Sysco Corp.	15,183,572	1,269,043
	Archer-Daniels-Midland Co.	15,304,299	1,169,248
	Kenvue Inc.	60,969,938	1,165,136
[1]	Kimberly-Clark Corp.	10,538,804	1,156,845
	Kroger Co.	17,505,297	972,069
	Casey's General Stores Inc.	1,173,516	932,699
	Hershey Co.	4,707,111	825,863
	Church & Dwight Co. Inc.	7,524,821	729,005
*	US Foods Holding Corp.	6,990,469	714,775
	Constellation Brands Inc. Class A	4,647,242	646,385
	Kraft Heinz Co.	26,355,814	622,524
	General Mills Inc.	16,947,662	589,779
*	Performance Food Group Co.	4,739,416	529,819
	Bunge Global SA	4,928,577	526,027
	Tyson Foods Inc. Class A	8,959,503	512,932
	McCormick & Co. Inc. (Non-Voting)	8,067,484	406,763
	Clorox Co.	3,842,273	366,707
	J M Smucker Co.	3,219,698	362,216
	Coca-Cola Consolidated Inc.	1,793,062	342,331
*	Darling Ingredients Inc.	5,045,593	275,590
*	Sprouts Farmers Market Inc.	2,983,057	252,307
	Hormel Foods Corp.	9,622,914	238,841
	Brown-Forman Corp. Class B	8,869,424	236,370
	Conagra Brands Inc.	15,215,911	204,806
	Molson Coors Beverage Co. Class B	5,015,144	195,390
	Ingredion Inc.	2,001,256	189,539
	Primo Brands Corp. Class A	7,477,888	182,760
	Lamb Weston Holdings Inc.	4,165,689	179,874
*,1	Celsius Holdings Inc.	6,082,098	178,084
	Albertsons Cos. Inc. Class A	10,991,923	148,721
[1]	Campbell's Co.	6,630,558	147,663
*	Chefs' Warehouse Inc.	1,167,609	112,207
*	Post Holdings Inc.	1,223,063	107,948
	Cal-Maine Foods Inc.	1,308,438	105,408
	WD-40 Co.	426,186	103,836
*	Vita Coco Co. Inc.	1,540,503	101,889
*	Freshpet Inc.	1,564,266	92,479
*	United Natural Foods Inc.	1,834,009	83,759
	Andersons Inc.	1,029,131	70,393
	Marzetti Co.	610,597	69,706
	Spectrum Brands Holdings Inc.	703,086	60,290
	Turning Point Brands Inc.	581,397	49,308
	Flowers Foods Inc.	6,065,635	47,919
*	BellRing Brands Inc.	3,684,276	47,675
	Reynolds Consumer Products Inc.	1,675,111	44,977
*	Guardian Pharmacy Services Inc. Class A	1,028,313	43,055
	Pilgrim's Pride Corp.	1,508,998	42,418
*	Boston Beer Co. Inc. Class A	237,531	42,050
	Energizer Holdings Inc.	1,958,980	42,001
	Universal Corp.	788,816	41,153
*	Herbalife Ltd.	3,123,063	41,068
	Ingles Markets Inc. Class A	463,177	41,028
	Edgewell Personal Care Co.	1,465,463	39,362
	Brown-Forman Corp. Class A	1,281,381	35,059
*	Simply Good Foods Co.	2,597,133	34,490
	Seaboard Corp.	7,616	34,000
	Weis Markets Inc.	433,408	33,940
	Del Monte Corp.	1,201,399	33,531
	J & J Snack Foods Corp.	445,868	32,749
	Oil-Dri Corp. of America	312,098	31,900
*	Grocery Outlet Holding Corp.	2,977,966	29,720
*	Seneca Foods Corp. Class A	148,587	25,845
*	Mama's Creations Inc.	1,321,833	23,595

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	National Beverage Corp.	743,052	23,183
	Tootsie Roll Industries Inc.	541,606	21,421
	John B Sanfilippo & Son Inc.	230,298	19,803
*	Mission Produce Inc.	1,672,556	19,719
	Utz Brands Inc.	2,275,131	17,518
*,1	Westrock Coffee Co.	1,683,200	13,651
*,1	Vital Farms Inc.	1,082,585	12,590
	Natural Grocers by Vitamin Cottage Inc.	400,090	12,411
	Village Super Market Inc. Class A	287,773	12,138
	ACCO Brands Corp.	2,774,494	11,542
*	Honest Co. Inc.	2,986,508	10,931
*,1	Beyond Meat Inc.	14,456,203	10,842
	B&G Foods Inc.	2,420,257	9,633
*	Nature's Sunshine Products Inc.	421,191	9,182
*,1	Lifeway Foods Inc.	285,774	8,527
	MGP Ingredients Inc.	467,462	8,190
	Nu Skin Enterprises Inc. Class A	1,465,550	7,738
*	USANA Health Sciences Inc.	350,035	7,473
	Alico Inc.	170,524	7,055
*,1	Olaplex Holdings Inc.	3,270,810	6,705
*,1	Once Upon a Farm PBC	324,307	6,642
	Limoneira Co.	504,635	6,626
*,1	Cleancore Solutions Inc. Class B	6,943,942	5,694
*,1	Medifast Inc.	318,980	3,384
*,1	Suja Life Inc. Class A	306,316	3,112
*,1	BRC Inc. Class A	2,556,352	2,838
*,1	Zevia PBC Class A	1,703,805	2,777
*,1	Playboy Inc.	2,202,007	2,686
*	GrowGeneration Corp.	1,687,323	2,497
*,1	Cibus Inc.	1,602,469	2,195
[1]	Lifevantage Corp.	307,743	1,920
*,1	SkinHealth Systems Inc.	2,483,652	1,720
*,1	HF Foods Group Inc.	1,214,624	1,713
*	Hain Celestial Group Inc.	2,832,438	1,587
*	BranchOut Food Inc.	277,497	1,276
*	FitLife Brands Inc.	110,573	1,217
*	PetMed Express Inc.	602,795	1,157
	AMCON Distributing Co.	10,702	796
*	Laird Superfood Inc.	147,848	695
	United-Guardian Inc.	90,264	644
*	Barfresh Food Group Inc.	249,922	500
*	Natural Alternatives International Inc.	159,045	380
*	Willamette Valley Vineyards Inc.	149,173	374
*	Bridgford Foods Corp.	47,744	310
*	Mannatech Inc.	31,432	164
*,1	Local Bounti Corp.	127,432	164
	Coffee Holding Co. Inc.	22,774	76
*	Buda Juice Inc.	3,901	33
*	Wellgistics Health Inc.	2,026	6
			77,111,229
Energy (3.2%)
	Exxon Mobil Corp.	131,608,653	17,993,535
	Chevron Corp.	60,073,522	9,957,787
	ConocoPhillips	38,700,279	4,023,281
	Williams Cos. Inc.	38,828,860	2,886,537
	Valero Energy Corp.	9,427,812	2,455,379
	Marathon Petroleum Corp.	9,269,332	2,369,890
	SLB Ltd.	47,472,385	2,206,991
	EOG Resources Inc.	16,911,259	2,193,898
	Phillips 66	12,730,105	2,152,024
	Kinder Morgan Inc.	60,047,104	1,919,706
	Targa Resources Corp.	6,815,373	1,827,474
	Baker Hughes Co.	31,505,294	1,748,544
	ONEOK Inc.	20,005,636	1,739,290
	Cheniere Energy Inc.	6,654,077	1,590,391
	Devon Energy Corp.	36,621,773	1,513,212
	Occidental Petroleum Corp.	23,686,304	1,150,444
	Diamondback Energy Inc.	6,252,877	1,099,131
	EQT Corp.	19,866,314	1,056,292

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
	TechnipFMC plc	12,658,751	839,275
	Texas Pacific Land Corp.	1,862,085	814,923
	Halliburton Co.	23,871,717	810,445
*	First Solar Inc.	3,240,400	764,605
	Expand Energy Corp.	7,596,140	692,692
*	Nextpower Inc. Class A	4,533,143	540,079
	DT Midstream Inc.	3,238,892	475,275
	Ovintiv Inc.	8,920,969	469,689
	Permian Resources Corp. Class A	25,250,906	464,869
	APA Corp.	11,231,384	365,806
	HF Sinclair Corp.	4,865,049	338,851
*	Antero Resources Corp.	9,349,010	328,524
	Range Resources Corp.	7,486,463	278,422
	Viper Energy Inc. Class A	5,862,138	248,555
	Antero Midstream Corp.	10,547,605	239,958
	Kodiak Gas Services Inc.	3,157,348	237,212
	Archrock Inc.	5,290,684	215,384
	NOV Inc.	11,411,073	211,675
	Chord Energy Corp.	1,786,755	204,226
	SM Energy Co.	7,606,400	198,527
*	Enphase Energy Inc.	3,974,368	195,698
	Weatherford International plc	2,283,017	186,066
	Matador Resources Co.	3,553,455	176,891
*	Transocean Ltd.	31,853,663	155,764
	Noble Corp. plc	4,057,375	151,340
	Magnolia Oil & Gas Corp. Class A	5,873,141	150,235
*	CNX Resources Corp.	4,258,584	144,494
	California Resources Corp.	2,683,616	141,883
	Solaris Energy Infrastructure Inc. Class A	1,762,446	141,806
	Murphy Oil Corp.	4,322,509	140,741
	PBF Energy Inc. Class A	3,005,686	136,819
	Warrior Met Coal Inc.	1,675,720	136,001
	Liberty Energy Inc. Class A	4,911,880	128,642
*	Oceaneering International Inc.	3,164,308	128,218
*	Valaris Ltd.	1,759,664	127,752
	Core Natural Resources Inc.	1,517,215	121,408
*,1	Plug Power Inc.	44,376,438	120,260
	Cactus Inc. Class A	2,203,046	112,862
	Patterson-UTI Energy Inc.	12,056,506	110,679
*,1	Centrus Energy Corp. Class A	573,498	96,273
*	Calumet Inc.	2,629,657	94,720
	Delek US Holdings Inc.	1,845,233	93,756
	Helmerich & Payne Inc.	2,854,782	93,466
	Venture Global Inc. Class A	8,190,164	91,156
	Peabody Energy Corp.	3,871,105	89,500
*	Tidewater Inc.	1,341,255	89,368
	Crescent Energy Co. Class A	8,920,369	87,598
	Kinetik Holdings Inc. Class A	1,754,970	84,835
*	Par Pacific Holdings Inc.	1,506,532	84,486
*	Gulfport Energy Corp.	484,555	82,229
*	DNOW Inc.	5,774,214	74,892
	Select Water Solutions Inc. Class A	3,734,190	74,609
*	Seadrill Ltd.	1,892,640	71,580
*	FuelCell Energy Inc.	1,670,954	60,171
*	American Superconductor Corp.	1,441,566	59,839
*	T1 Energy Inc.	6,207,067	58,843
	Northern Oil & Gas Inc.	3,199,011	58,062
*	ProPetro Holding Corp.	3,891,040	55,797
*	Alpha Metallurgical Resources Inc.	324,560	53,533
*	Shoals Technologies Group Inc. Class A	5,340,459	52,871
	World Kinect Corp.	1,553,039	51,157
*	Fluence Energy Inc. Class A	2,530,978	50,316
*	TETRA Technologies Inc.	4,415,522	50,028
*	Talos Energy Inc.	3,728,393	48,134
*,1	Expro Group Holdings NV	3,238,666	47,835
[1]	Atlas Energy Solutions Inc.	2,578,532	42,829
*	NPK International Inc.	2,552,545	40,611
*	Nabors Industries Ltd.	480,285	40,349
*	REX American Resources Corp.	891,159	40,236
*	Solv Energy Inc. Class A	1,171,182	39,879

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Helix Energy Solutions Group Inc.	4,459,628	38,977
*,1	Array Technologies Inc.	4,872,194	36,103
*	Innovex International Inc.	1,420,414	35,226
*	Comstock Resources Inc.	2,328,822	34,746
*	BKV Corp.	1,217,138	33,301
	Bristow Group Inc. Class A	792,781	32,758
*	Green Plains Inc.	2,114,601	32,523
*	Ameresco Inc. Class A	1,041,295	28,740
*,1	NextDecade Corp.	3,787,633	28,559
	CVR Energy Inc.	952,061	26,220
[1]	Flowco Holdings Inc. Class A	1,197,723	25,559
*,1	X-Energy Inc. Class A	1,268,084	23,282
	SunCoke Energy Inc.	2,689,258	21,649
*,1	Energy Vault Holdings Inc.	4,534,800	21,359
	RPC Inc.	3,545,380	20,670
*	Ramaco Resources Inc. Class A	1,297,901	17,171
	Riley Exploration Permian Inc.	514,001	16,941
*	Forum Energy Technologies Inc.	325,437	16,347
	Natural Gas Services Group Inc.	375,382	16,194
	VAALCO Energy Inc.	3,137,238	15,937
[1]	Vitesse Energy Inc.	1,009,087	15,913
*,1	Solid Power Inc.	6,038,583	15,640
*,1	New Era Energy & Digital Inc.	2,203,000	14,055
*	Oil States International Inc.	1,718,766	13,767
	SandRidge Energy Inc.	1,004,447	13,761
	Core Laboratories Inc.	1,030,900	12,010
*	Flotek Industries Inc.	461,960	10,865
*,1	Gevo Inc.	7,217,382	10,826
*,1	Summit Midstream Corp.	379,197	10,800
	Ranger Energy Services Inc. Class A	636,194	10,185
	Granite Ridge Resources Inc.	2,268,870	10,006
	W&T Offshore Inc.	3,081,714	9,707
	Energy Services of America Corp.	435,896	8,430
*,1	EVgo Inc. Class A	4,207,994	8,037
*	Ring Energy Inc.	6,872,171	7,422
*,1	American Resources Corp.	3,231,057	6,947
	ARKO Petroleum Corp. Class A	353,335	6,660
*,1	Infinity Natural Resources Inc. Class A	523,851	6,653
*	HMH Holding Inc. Class A	335,547	6,288
	NACCO Industries Inc. Class A	111,821	5,597
*	SEACOR Marine Holdings Inc.	687,242	5,257
*,1	ProFrac Holding Corp. Class A	875,600	5,087
*	Amplify Energy Corp.	1,207,681	4,807
*,1	Nine Energy Service Inc.	354,260	4,609
*,1	Tigo Energy Inc.	1,805,503	4,207
*,1	ChargePoint Holdings Inc.	697,191	4,120
[1]	HighPeak Energy Inc.	585,620	4,093
	FutureFuel Corp.	806,980	3,648
	Smart Sand Inc.	706,019	3,537
*,1	Aemetis Inc.	2,117,157	3,472
	Epsilon Energy Ltd.	624,776	3,380
*	DMC Global Inc.	577,739	3,357
	Evolution Petroleum Corp.	898,454	3,306
*,1	Montauk Renewables Inc.	1,900,119	2,964
*,1	SunPower Inc.	3,659,111	2,515
*,1	Ideal Power Inc.	467,553	2,506
*	Mammoth Energy Services Inc.	767,902	2,496
*	Geospace Technologies Corp.	357,262	2,419
*,1	PEDEVCO Corp.	168,902	2,273
*,1	New Fortress Energy Inc. Class A	5,675,916	2,061
*,1	Stem Inc.	245,987	1,921
*,1	XCF Global Inc. Class A	4,255,028	1,878
*	WhiteHawk Minerals Corp. Class A	63,872	1,777
*	Ramaco Resources Inc. Class B	202,353	1,730
*	FTC Solar Inc.	325,415	1,653
*,1	Ocean Power Technologies Inc.	6,132,208	1,607
*,1	OPAL Fuels Inc. Class A	728,296	1,602
*	PrimeEnergy Resources Corp.	9,363	1,563
*,1	Prairie Operating Co.	1,805,177	1,302
*,1	Ascent Solar Technologies Inc.	251,624	1,258

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	MIND Technology Inc.	263,949	1,246
*	NCS Multistage Holdings Inc.	26,968	1,190
*	KLX Energy Services Holdings Inc.	404,308	1,043
*,1	Empire Petroleum Corp.	374,821	1,004
*	Big Sky Industrial Inc.	848,003	933
*,1	Battalion Oil Corp.	542,648	711
*,1	Drilling Tools International Corp.	364,798	704
*	Stabilis Solutions Inc.	166,298	673
*,1	EON Resources Inc.	1,367,144	604
*,1	Beam Global	459,994	598
*	Dawson Geophysical Co.	83,972	499
*,1	ESS Tech Inc.	367,381	349
	Mexco Energy Corp.	43,651	326
*	Barnwell Industries Inc.	237,296	240
*,1	SolarMax Technology Inc.	290,209	101
*	Verde Clean Fuels Inc.	86,608	88
*,1,2	Novusterra Inc.	174,215	—
*,1,2	Next Bridge Hydrocarbons Inc.	1,659,601	—
			74,211,860
Financials (9.9%)
*	Berkshire Hathaway Inc. Class B	57,139,410	28,591,989
	JPMorgan Chase & Co.	78,546,791	25,710,721
	Bank of America Corp.	202,789,548	11,554,948
	Goldman Sachs Group Inc.	8,958,970	9,060,834
	Wells Fargo & Co.	97,165,925	8,029,792
	Morgan Stanley	37,560,634	7,851,675
	Citigroup Inc.	52,128,644	7,295,925
	Charles Schwab Corp.	52,458,730	4,840,367
	Blackrock Inc.	4,436,208	4,265,680
	Progressive Corp.	18,527,268	4,047,282
	Chubb Ltd.	11,081,941	3,776,061
	S&P Global Inc.	9,145,830	3,724,731
	Bank of New York Mellon Corp.	21,791,686	3,151,296
	PNC Financial Services Group Inc.	12,747,967	3,138,804
	US Bancorp	49,278,050	2,976,394
	Blackstone Inc.	23,589,070	2,775,726
	Marsh & McLennan Cos. Inc.	15,300,089	2,550,066
	CME Group Inc.	11,505,022	2,540,654
*	Robinhood Markets Inc. Class A	25,121,101	2,519,144
	Travelers Cos. Inc.	6,750,112	2,228,347
	Intercontinental Exchange Inc.	17,955,329	2,210,481
	Aon plc Class A	6,443,278	2,137,171
	Moody's Corp.	4,715,053	2,135,542
	Truist Financial Corp.	39,549,410	1,970,352
	KKR & Co. Inc.	21,384,100	1,962,633
	Allstate Corp.	8,172,149	1,944,481
	Arthur J Gallagher & Co.	8,158,534	1,872,955
	Aflac Inc.	14,544,115	1,705,297
	Fifth Third Bancorp	28,776,952	1,622,157
	Apollo Global Management Inc.	12,815,117	1,516,157
	MetLife Inc.	17,367,679	1,469,479
	State Street Corp.	8,347,997	1,415,820
	Ameriprise Financial Inc.	2,879,446	1,320,975
	Nasdaq Inc.	16,161,615	1,273,859
	American International Group Inc.	16,835,827	1,254,774
	MSCI Inc.	2,205,575	1,235,210
	Prudential Financial Inc.	11,018,654	1,189,243
	Interactive Brokers Group Inc. Class A	13,436,862	1,169,544
	Hartford Insurance Group Inc.	8,703,693	1,153,413
	Huntington Bancshares Inc.	64,366,068	1,141,210
	M&T Bank Corp.	4,648,421	1,106,371
*	Arch Capital Group Ltd.	10,537,242	1,022,745
*	Coinbase Global Inc. Class A	6,710,185	980,962
	Northern Trust Corp.	5,581,886	970,355
	Cincinnati Financial Corp.	4,945,202	915,555
	Citizens Financial Group Inc.	12,751,327	893,485
*	Berkshire Hathaway Inc. Class A	1,153	863,424
[1]	Raymond James Financial Inc.	5,487,683	834,292
	Regions Financial Corp.	27,088,586	818,075

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Cboe Global Markets Inc.	3,322,402	806,247
	KeyCorp	34,402,718	792,983
	Willis Towers Watson plc	2,998,642	783,755
	T. Rowe Price Group Inc.	6,800,468	773,145
	Ares Management Corp. Class A	6,699,736	745,748
	Principal Financial Group Inc.	6,858,459	739,205
*	Markel Group Inc.	377,535	737,330
*	SoFi Technologies Inc.	40,747,463	730,602
	LPL Financial Holdings Inc.	2,539,315	715,274
	W R Berkley Corp.	8,867,874	625,451
	Loews Corp.	5,224,767	591,496
	Brown & Brown Inc.	9,150,711	587,018
	East West Bancorp Inc.	4,347,857	561,265
	Annaly Capital Management Inc.	23,222,584	519,257
	Broadridge Financial Solutions Inc.	3,671,668	502,835
	First Citizens BancShares Inc. Class A	235,176	489,352
*	Rocket Cos. Inc. Class A	29,590,044	466,043
	Pinnacle Financial Partners Inc.	4,558,867	459,899
	Everest Group Ltd.	1,255,753	448,593
	Reinsurance Group of America Inc.	2,080,854	442,494
	Globe Life Inc.	2,464,906	440,429
	Unum Group	4,819,474	430,861
	RenaissanceRe Holdings Ltd.	1,353,011	428,769
	Assurant Inc.	1,572,221	422,189
	Ally Financial Inc.	8,757,585	402,411
	Evercore Inc. Class A	1,166,820	398,399
[1]	AGNC Investment Corp.	36,401,890	396,781
	Webster Financial Corp.	5,139,541	392,764
	Equitable Holdings Inc.	8,938,320	392,213
	First Horizon Corp.	15,050,397	385,892
	Fidelity National Financial Inc.	8,121,900	383,029
	Tradeweb Markets Inc. Class A	3,684,759	367,223
	Invesco Ltd.	13,374,988	352,966
	Wintrust Financial Corp.	2,140,270	343,984
	Carlyle Group Inc.	8,004,743	337,080
	Franklin Resources Inc.	9,905,616	329,560
	Zions Bancorp NA	4,665,388	322,798
	Stifel Financial Corp.	4,625,965	322,754
	Popular Inc.	1,945,389	319,394
	UMB Financial Corp.	2,171,351	309,982
	SouthState Bank Corp.	3,097,218	309,412
	SEI Investments Co.	3,435,895	301,362
*	Riot Platforms Inc.	10,809,144	295,954
	American Financial Group Inc.	2,110,356	295,323
	Columbia Banking System Inc.	9,204,672	295,010
	Cullen/Frost Bankers Inc.	1,891,331	292,248
	Old National Bancorp	11,036,250	285,839
	Old Republic International Corp.	6,939,206	283,952
	Primerica Inc.	997,136	283,386
	Western Alliance Bancorp	3,292,212	270,620
	Affiliated Managers Group Inc.	796,579	269,562
*	StoneX Group Inc.	2,264,503	268,344
	FactSet Research Systems Inc.	1,156,942	266,189
	Voya Financial Inc.	2,879,214	260,655
	FirstCash Holdings Inc.	1,184,024	256,128
	Commerce Bancshares Inc.	4,390,800	253,569
*	Circle Internet Group Inc. Class A	4,014,600	251,434
	Axis Capital Holdings Ltd.	2,222,495	238,785
	Houlihan Lokey Inc. Class A	1,720,987	230,836
	OneMain Holdings Inc.	3,784,318	230,730
	Kinsale Capital Group Inc.	695,082	229,245
	Corebridge Financial Inc.	7,980,694	228,487
	Jefferies Financial Group Inc.	4,545,296	227,174
	Jackson Financial Inc. Class A	2,214,497	226,742
	Prosperity Bancshares Inc.	3,072,809	224,407
	Valley National Bancorp	14,958,906	219,148
*	Oscar Health Inc. Class A	7,601,113	216,784
	FNB Corp.	11,277,025	215,166
	Lincoln National Corp.	6,063,633	214,349
	Hanover Insurance Group Inc.	998,805	213,864

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Glacier Bancorp Inc.	4,131,523	213,104
	First American Financial Corp.	3,076,423	211,012
	United Bankshares Inc.	4,369,809	200,268
	Erie Indemnity Co. Class A	807,318	193,555
	Hancock Whitney Corp.	2,574,478	192,365
	Atlantic Union Bankshares Corp.	4,543,832	192,250
	MGIC Investment Corp.	6,711,616	189,268
	TPG Inc. Class A	4,643,906	188,310
	Selective Insurance Group Inc.	1,903,374	184,646
	Ameris Bancorp	2,032,382	183,443
[1]	Starwood Property Trust Inc.	11,180,898	183,143
*	Enova International Inc.	754,163	181,550
	Essent Group Ltd.	2,778,680	178,614
	Blue Owl Capital Inc. Class A	20,393,792	178,446
	Bank OZK	3,375,433	175,826
	Home BancShares Inc.	6,070,784	173,321
	RLI Corp.	2,920,800	172,532
*	Chime Financial Inc. Class A	8,322,089	170,436
*	Axos Financial Inc.	1,718,294	167,345
	Rithm Capital Corp.	17,727,092	166,457
*,1	MARA Holdings Inc.	11,488,870	159,580
	Radian Group Inc.	4,224,130	159,123
*,1	Galaxy Digital Inc. Class A	5,774,165	157,866
	Virtu Financial Inc. Class A	2,621,500	156,163
	White Mountains Insurance Group Ltd.	74,668	154,816
	Piper Sandler Cos.	2,139,588	154,778
	Moelis & Co. Class A	2,364,307	154,673
[1]	Lazard Inc.	3,554,464	149,074
	SLM Corp.	5,694,171	147,707
	Eastern Bankshares Inc.	6,602,003	146,829
	Fulton Financial Corp.	6,059,629	146,582
	CNO Financial Group Inc.	2,822,434	143,888
	ServisFirst Bancshares Inc.	1,649,642	143,106
	Texas Capital Bancshares Inc.	1,383,763	142,887
*	Lemonade Inc.	2,193,559	142,691
	Ryan Specialty Holdings Inc. Class A	3,705,043	139,902
	Associated Banc-Corp	4,481,889	137,908
	International Bancshares Corp.	1,780,794	135,251
	First Financial Bankshares Inc.	3,867,140	133,803
	Victory Capital Holdings Inc. Class A	1,589,146	133,584
	United Community Banks Inc.	3,801,103	133,381
	Bread Financial Holdings Inc.	1,219,324	132,114
	Flagstar Bank NA	8,610,334	128,638
	Independent Bank Corp.	1,535,883	128,584
	First Bancorp	4,924,251	128,375
*	Dave Inc.	344,117	128,215
	Federated Hermes Inc. Class B	2,289,446	126,423
	BGC Group Inc. Class A	11,751,337	125,622
	Cathay General Bancorp	2,022,498	125,375
	Renasant Corp.	2,932,987	124,769
	MarketAxess Holdings Inc.	1,072,864	121,759
	WSFS Financial Corp.	1,572,399	120,650
	CVB Financial Corp.	5,328,147	120,150
	WesBanco Inc.	3,055,195	119,244
[1]	PJT Partners Inc. Class A	779,259	117,621
*	Brighthouse Financial Inc.	1,822,930	115,391
	First Hawaiian Inc.	3,872,910	113,476
	Community Financial System Inc.	1,674,275	112,377
	BankUnited Inc.	2,312,574	112,044
*	Genworth Financial Inc. Class A	11,577,309	109,637
	Assured Guaranty Ltd.	1,338,136	107,265
	First Financial Bancorp	3,169,775	107,234
*	Palomar Holdings Inc.	839,510	106,106
	StepStone Group Inc. Class A	2,561,979	105,963
	Simmons First National Corp. Class A	4,607,082	104,350
	Seacoast Banking Corp. of Florida	3,090,746	102,767
	Bank of Hawaii Corp.	1,257,230	102,452
	First Interstate BancSystem Inc. Class A	2,625,221	101,229
	Towne Bank	2,791,835	101,176
*,1	Miami International Holdings Inc.	2,711,581	100,762

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	NMI Holdings Inc. Class A	2,415,892	99,269
	Hamilton Lane Inc. Class A	1,253,264	98,795
	Nicolet Bankshares Inc.	575,327	95,153
	Park National Corp.	518,930	94,959
	Banc of California Inc.	4,632,446	94,641
	Morningstar Inc.	604,273	94,279
	Mercury General Corp.	878,493	93,665
	Provident Financial Services Inc.	3,938,348	93,103
*,1	Upstart Holdings Inc.	2,576,682	91,292
	FB Financial Corp.	1,642,751	90,926
	WaFd Inc.	2,343,599	89,924
[1]	Blackstone Mortgage Trust Inc. Class A	5,086,169	86,211
	Dynex Capital Inc.	6,481,512	84,973
	First Bancorp (XNGS)	1,319,039	84,326
*,1	Credit Acceptance Corp.	132,317	84,252
	First Merchants Corp.	1,905,008	83,230
	Trustmark Corp.	1,768,722	81,379
	Beacon Financial Corp.	2,656,962	80,905
*	SiriusPoint Ltd.	3,359,792	80,635
	BOK Financial Corp.	579,061	80,420
	PennyMac Financial Services Inc.	910,386	79,295
*	Bancorp Inc.	1,252,489	78,456
	NBT Bancorp Inc.	1,574,484	77,732
	BancFirst Corp.	697,560	77,520
*	Customers Bancorp Inc.	967,497	76,529
	First Busey Corp.	2,549,321	75,205
	WisdomTree Inc.	4,380,113	74,199
	Artisan Partners Asset Management Inc. Class A	2,139,144	73,865
	Enterprise Financial Services Corp.	1,107,914	72,989
*	Happen Inc.	3,475,924	72,091
	Northwest Bancshares Inc.	4,655,371	70,575
[1]	ARMOUR Residential REIT Inc.	3,955,245	69,019
	Banner Corp.	1,027,579	68,272
	Cohen & Steers Inc.	896,027	68,224
*	Skyward Specialty Insurance Group Inc.	1,165,813	68,025
	Horace Mann Educators Corp.	1,287,164	66,482
	OFG Bancorp	1,346,775	66,086
	Stewart Information Services Corp.	965,307	63,730
	First Commonwealth Financial Corp.	3,049,529	61,997
*	EZCORP Inc. Class A	1,776,560	61,416
	Stock Yards Bancorp Inc.	800,634	61,224
	Acadian Asset Management Inc.	847,569	60,618
	HCI Group Inc.	345,287	60,512
	National Bank Holdings Corp. Class A	1,356,257	60,259
*	Encore Capital Group Inc.	644,326	60,109
*	Baldwin Insurance Group Inc. Class A	2,173,804	57,780
	Stellar Bancorp Inc.	1,455,445	57,228
	Walker & Dunlop Inc.	1,040,170	56,897
	City Holding Co.	425,466	56,434
	Federal Agricultural Mortgage Corp. Class C	281,047	56,004
	S&T Bancorp Inc.	1,140,806	55,991
*	Triumph Financial Inc.	719,713	54,921
	Dime Commercial Bancshares Inc.	1,332,086	54,149
	Nelnet Inc. Class A	402,552	53,672
	Hope Bancorp Inc.	3,858,454	52,784
	Ellington Financial Inc.	3,786,215	51,530
	German American Bancorp Inc.	1,078,184	51,171
	ConnectOne Bancorp Inc.	1,520,684	50,852
	OceanFirst Financial Corp.	2,600,910	50,796
	Kemper Corp.	1,872,037	50,470
	Bank First Corp.	337,673	50,094
	QCR Holdings Inc.	505,333	49,194
*	Porch Group Inc.	3,230,600	48,588
*	TIC Solutions Inc.	5,971,137	48,307
	Live Oak Bancshares Inc.	1,181,867	48,267
	Origin Bancorp Inc.	939,805	48,071
	Hilltop Holdings Inc.	1,214,372	47,093
	Lakeland Financial Corp.	753,154	46,485
	TriCo Bancshares	862,177	46,428
	Republic Bancorp Inc. Class A	504,355	45,609

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Apollo Commercial Real Estate Finance Inc.	4,194,969	44,802
[1]	Orchid Island Capital Inc.	6,421,405	44,757
	Westamerica Bancorp	740,588	43,450
	Peoples Bancorp Inc.	1,086,266	41,723
	Two Harbors Investment Corp.	3,338,593	41,432
	Pathward Financial Inc.	471,958	41,089
	1st Source Corp.	496,872	40,535
	Enact Holdings Inc.	878,771	40,169
	Heritage Financial Corp.	1,316,655	38,999
	Tompkins Financial Corp.	411,797	38,923
	Burke & Herbert Financial Services Corp.	539,486	38,767
*	Slide Insurance Holdings Inc.	1,993,267	38,610
*	Firstsun Capital Bancorp	988,049	38,317
	First Mid Bancshares Inc.	770,986	37,077
	Univest Financial Corp.	840,463	36,770
	Metropolitan Bank Holding Corp.	371,654	36,705
[1]	United Fire Group Inc.	690,721	36,221
	Preferred Bank	337,338	35,846
	Old Second Bancorp Inc.	1,535,474	35,807
	Community Trust Bancorp Inc.	492,114	35,609
	Safety Insurance Group Inc.	470,500	35,222
	Ladder Capital Corp.	3,456,837	34,396
*	Goosehead Insurance Inc. Class A	706,189	34,250
	Chimera Investment Corp.	2,524,233	33,673
*	Neptune Insurance Holdings Inc. Class A	1,055,903	33,261
	Universal Insurance Holdings Inc.	796,842	32,957
	Merchants Bancorp	657,690	32,885
	Oppenheimer Holdings Inc. Class A	303,935	32,077
*	Coastal Financial Corp.	410,107	31,787
	TFS Financial Corp.	1,783,895	31,611
	Southside Bancshares Inc.	897,062	31,568
	MFA Financial Inc.	3,249,500	31,488
[1]	Arbor Realty Trust Inc.	5,751,242	31,172
	Horizon Bancorp Inc.	1,559,124	31,151
	PennyMac Mortgage Investment Trust	2,748,832	31,007
	Capitol Federal Financial Inc.	3,617,021	30,781
	Hanmi Financial Corp.	945,841	30,645
	Business First Bancshares Inc.	989,964	30,422
	Central Pacific Financial Corp.	792,625	30,278
	Amerant Bancorp Inc. Class A	1,181,247	30,145
	CNB Financial Corp.	892,306	30,080
	Mercantile Bank Corp.	520,137	29,866
	Byline Bancorp Inc.	790,432	29,768
	Camden National Corp.	541,627	29,367
	TrustCo Bank Corp.	531,745	29,198
	Northeast Bank	218,769	28,993
	Virtus Investment Partners Inc.	200,836	28,820
	Employers Holdings Inc.	558,853	28,211
	F&G Annuities & Life Inc.	1,054,466	28,038
	Esquire Financial Holdings Inc.	232,139	27,650
	Safehold Inc.	1,717,616	26,967
	Equity Bancshares Inc. Class A	550,359	26,962
	First Financial Corp.	340,610	26,377
	Amalgamated Financial Corp.	567,409	26,044
	Farmers National Banc Corp.	1,779,528	25,981
*	Trupanion Inc.	1,039,038	25,737
	First Community Bankshares Inc.	571,413	25,382
*,1	Realloys Inc.	1,748,818	25,270
	NB Bancorp Inc.	1,191,725	25,181
	Mid Penn Bancorp Inc.	715,285	24,921
	Eagle Bancorp Inc.	872,289	24,764
	Metrocity Bankshares Inc.	688,474	24,709
	Adamas Trust Inc.	2,599,519	24,383
	Orrstown Financial Services Inc.	592,621	24,197
	Peapack-Gladstone Financial Corp.	506,108	23,954
	HomeTrust Bancshares Inc.	480,117	23,953
[1]	Financial Institutions Inc.	595,014	23,188
	SmartFinancial Inc.	492,205	23,094
	Carter Bankshares Inc.	676,578	23,010
*	Compass Diversified Holdings	2,156,885	22,992

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Southern Missouri Bancorp Inc.	300,295	22,885
	GCM Grosvenor Inc. Class A	1,836,495	22,589
	Independent Bank Corp. (Michigan)	622,500	22,454
[1]	Invesco Mortgage Capital Inc.	2,840,075	22,437
*	PRA Group Inc.	1,169,220	22,203
	Washington Trust Bancorp Inc.	607,301	22,154
	Shore Bancshares Inc.	958,386	21,995
	Great Southern Bancorp Inc.	278,040	21,801
*,1	Strive Inc. Class A	1,989,574	21,706
	Five Star Bancorp	442,446	21,543
	Capital City Bank Group Inc.	434,884	21,492
	BrightSpire Capital Inc. Class A	3,877,042	21,130
	Community West Bancshares	786,665	21,130
	UWM Holdings Corp. Class A	9,218,040	21,109
	Franklin BSP Realty Trust Inc.	2,456,170	19,993
	TPG RE Finance Trust Inc.	2,386,001	19,971
	AMERISAFE Inc.	587,857	19,887
	South Plains Financial Inc.	461,414	19,880
*	Root Inc. Class A	355,362	19,872
	Alerus Financial Corp.	635,021	19,749
	Bar Harbor Bankshares	510,373	19,272
*	Heritage Insurance Holdings Inc.	730,399	19,049
	Peoples Financial Services Corp.	286,536	19,017
	Redwood Trust Inc.	3,994,802	18,935
*	Accelerant Holdings Class A	1,601,340	18,768
	Northrim Bancorp Inc.	670,824	18,609
*	Bowhead Specialty Holdings Inc.	617,948	18,495
	Northfield Bancorp Inc.	1,250,716	18,423
	Midland States Bancorp Inc.	589,029	18,342
	Arrow Financial Corp.	444,987	18,240
	ACNB Corp.	305,396	18,134
*	Hippo Holdings Inc.	626,610	17,708
	Civista Bancshares Inc.	624,463	17,622
*	OppFi Inc.	1,770,057	17,577
*,1	Columbia Financial Inc.	825,293	17,513
	Kearny Financial Corp.	1,842,278	17,428
*	World Acceptance Corp.	77,838	17,422
*	Hagerty Inc. Class A	1,446,997	17,248
	California Bancorp	824,566	17,184
*	Southern First Bancshares Inc.	280,877	17,162
*	Third Coast Bancshares Inc.	421,069	17,011
	Cannae Holdings Inc.	1,170,871	16,861
	Mechanics Bancorp Class A	1,057,674	16,817
	HBT Financial Inc.	521,695	16,689
	Navient Corp.	1,940,339	16,512
[1]	Hingham Institution For Savings	52,592	16,154
	Ridgepost Capital Inc. Class A	1,990,399	15,664
	Sierra Bancorp	378,762	15,438
	ChoiceOne Financial Services Inc.	451,102	15,337
	First Business Financial Services Inc.	237,417	14,998
	Northpointe Bancshares Inc.	764,580	14,665
	Home Bancorp Inc.	210,317	14,411
*	Bridgewater Bancshares Inc.	666,461	14,022
	Greene County Bancorp Inc.	400,877	13,465
	First Bank	756,479	13,412
	RBB Bancorp	487,896	13,376
	Red River Bancshares Inc.	144,512	13,191
	Colony Bankcorp Inc.	644,930	12,957
	Unity Bancorp Inc.	219,502	12,883
*,1	Sable Offshore Corp.	4,176,658	12,864
[1]	Abacus Global Management Inc.	1,200,445	12,857
	Farmers & Merchants Bancorp Inc.	416,556	12,738
	Tiptree Inc. Class A	706,440	12,659
	Bank of Marin Bancorp	456,510	12,645
	Citizens & Northern Corp.	540,305	12,595
	Capital Bancorp Inc.	354,580	12,453
*	LendingTree Inc.	281,044	12,447
	Orange County Bancorp Inc.	337,803	12,424
*	Ponce Financial Group Inc.	621,846	12,400
	West Bancorp Inc.	459,454	12,189

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Avidia Bancorp Inc.	571,050	11,986
	Primis Financial Corp.	726,061	11,886
	Investar Holding Corp.	395,631	11,853
	Plumas Bancorp	197,752	11,557
	NewtekOne Inc.	779,841	11,549
	Investors Title Co.	41,538	11,368
	First Bancorp Inc.	322,139	11,217
	Parke Bancorp Inc.	335,056	11,110
	KKR Real Estate Finance Trust Inc.	1,621,138	11,089
	Bankwell Financial Group Inc.	188,621	11,081
*,1	Innventure Inc.	2,173,199	11,018
	BayCom Corp.	328,986	10,824
	MVB Financial Corp.	371,925	10,790
	Northeast Community Bancorp Inc.	385,178	10,685
	Jefferson Capital Inc.	532,962	10,377
	Donegal Group Inc. Class A	548,794	10,350
*	Wealthfront Corp.	1,156,750	10,341
	PCB Bancorp	361,487	10,255
	Norwood Financial Corp.	318,320	10,234
	Citizens Financial Services Inc.	141,034	10,217
	Timberland Bancorp Inc.	225,486	10,104
*,1	Better Home & Finance Holding Co. Class A	365,092	10,040
*,1	Open Lending Corp.	3,127,071	9,725
*	Claros Mortgage Trust Inc.	4,088,881	9,609
	Waterstone Financial Inc.	458,455	9,504
	Regional Management Corp.	230,098	9,480
*	MBIA Inc.	1,431,336	9,332
	FS Bancorp Inc.	214,312	9,301
*,1	GBank Financial Holdings Inc.	303,078	9,186
*	Avidbank Holdings Inc.	276,746	9,141
	Chemung Financial Corp.	121,122	9,033
	First Community Corp.	268,181	8,764
*	Octave Specialty Group Inc.	1,384,276	8,638
	First United Corp.	195,054	8,604
*,1	First Northern Community Bancorp	468,200	8,400
*	Onity Group Inc.	210,493	8,367
	Franklin Financial Services Corp.	133,496	8,357
[1]	FVCBankcorp Inc.	476,086	8,332
*	First Western Financial Inc.	259,432	8,330
	Ames National Corp.	280,413	8,303
[1]	Isabella Bank Corp.	209,680	8,282
	John Marshall Bancorp Inc.	379,425	8,271
*,1	Citizens Inc. Class A	1,418,858	8,144
[1]	Ready Capital Corp.	4,570,689	7,999
	CoastalSouth Bancshares Inc.	297,300	7,983
	Commercial Bancgroup Inc.	242,000	7,814
	Western New England Bancorp Inc.	543,023	7,765
	C&F Financial Corp.	96,944	7,756
[1]	Ares Commercial Real Estate Corp.	1,714,873	7,717
*	TWFG Inc. Class A	320,652	7,712
	Crawford & Co. Class B	734,208	7,658
	American Coastal Insurance Corp.	688,548	7,643
	USCB Financial Holdings Inc.	370,796	7,586
	First National Corp.	248,248	7,452
	TPG Mortgage Investment Trust Inc.	928,621	7,355
*	Ategrity Specialty Holdings LLC	305,966	7,355
	Oak Valley Bancorp	213,803	7,215
*	Rhinebeck Bancorp Inc.	414,374	7,173
	Hawthorn Bancshares Inc.	179,258	7,045
	Fidelity D&D Bancorp Inc.	136,089	6,998
	Bank7 Corp.	142,234	6,962
	American Integrity Insurance Group Inc.	368,687	6,942
	National Bankshares Inc.	187,913	6,827
*	Oportun Financial Corp.	1,194,820	6,822
	LCNB Corp.	387,767	6,821
	Citizens Community Bancorp Inc.	290,835	6,803
	First Internet Bancorp	242,202	6,733
	Kingstone Cos. Inc.	353,564	6,728
*	Velocity Financial Inc.	361,986	6,682
*,1	Bakkt Inc. Class A	852,702	6,660

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	FB Bancorp Inc.	438,328	6,601
	Blue Ridge Bankshares Inc.	1,855,168	6,549
	First Capital Inc.	100,894	6,522
	Virginia National Bankshares Corp.	146,313	6,493
[1]	Angel Oak Mortgage REIT Inc.	712,783	6,472
*,1	BRC Group Holdings Inc.	797,471	6,412
	Eagle Financial Services Inc.	154,632	6,411
*,1	GCT Semiconductor Holding Inc.	2,145,646	6,373
*,1	Ethos Technologies Inc. Class A	350,925	6,366
[1]	Community Bancorp	162,045	6,336
	Meridian Corp.	313,342	6,276
*	Kingsway Corp.	598,327	6,235
	Chicago Atlantic Real Estate Finance Inc.	570,761	6,119
*	Pioneer Bancorp Inc.	350,303	5,980
	Peoples Bancorp of North Carolina Inc.	138,701	5,977
*	Finance of America Cos. Inc. Class A	209,400	5,763
[1]	NexPoint Diversified Real Estate Trust	1,110,033	5,761
	Princeton Bancorp Inc.	151,347	5,744
	OP Bancorp	378,240	5,670
	Eagle Bancorp Montana Inc.	232,072	5,553
	BCB Bancorp Inc.	511,974	5,488
	CB Financial Services Inc.	141,499	5,363
	Medallion Financial Corp.	518,743	5,296
*	AlTi Global Inc.	1,435,499	5,182
	James River Group Holdings Inc.	1,155,297	5,083
	Ohio Valley Banc Corp.	116,676	5,067
	CF Bankshares Inc.	153,341	5,025
*	ECB Bancorp Inc.	250,100	5,022
*	Security National Financial Corp. Class A	518,045	5,020
	Seven Hills Realty Trust	593,503	5,003
	MainStreet Bancshares Inc.	192,048	4,742
	Westwood Holdings Group Inc.	242,367	4,644
*,1	Hoyne Bancorp Inc.	271,976	4,553
	Landmark Bancorp Inc.	148,231	4,552
*,1	loanDepot Inc. Class A	3,640,384	4,550
	SB Financial Group Inc.	179,278	4,530
*	BV Financial Inc.	211,117	4,471
*,1	Gemini Space Station Inc. Class A	1,026,123	4,371
	Richmond Mutual Bancorp Inc.	265,808	4,221
	SR Bancorp Inc.	212,017	4,173
	Finward Bancorp	111,889	4,115
*	Finwise Bancorp	282,482	4,096
[1]	Nexpoint Real Estate Finance Inc.	260,100	4,032
	Hanover Bancorp Inc.	160,631	3,746
*	Chain Bridge Bancorp Inc. Class A	88,229	3,710
*	Selectquote Inc.	4,268,452	3,590
	Riverview Bancorp Inc.	614,975	3,339
*,1	Patriot National Bancorp Inc.	3,392,720	3,249
*	ACRES Commercial Realty Corp.	181,102	3,222
	Rithm Property Trust Inc.	221,990	3,197
	Sound Financial Bancorp Inc.	72,197	3,112
	Provident Financial Holdings Inc.	174,616	3,003
*	Consumer Portfolio Services Inc.	309,206	2,967
*	NI Holdings Inc.	187,610	2,947
	Bank of the James Financial Group Inc.	111,400	2,843
*	Fifth District Bancorp Inc.	170,215	2,763
*	First Northwest Bancorp	241,236	2,608
	Union Bankshares Inc.	107,198	2,601
	Sunrise Realty Trust Inc.	320,930	2,535
[1]	Cherry Hill Mortgage Investment Corp.	1,073,988	2,492
*	Broadway Financial Corp.	253,630	2,450
*	Summit State Bank	178,010	2,414
*	Catalyst Bancorp Inc.	146,142	2,413
*	First Seacoast Bancorp	140,523	2,369
*,1	DeFi Development Corp.	789,280	2,320
	Granite Point Mortgage Trust Inc.	1,537,591	2,306
*	Sui Group Holdings Ltd.	1,950,391	2,262
*	Affinity Bancshares Inc.	93,199	2,106
	Silvercrest Asset Management Group Inc. Class A	204,529	2,068
*	Central Plains Bancshares Inc.	107,605	2,048

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	NSTS Bancorp Inc.	146,297	2,013
[1]	First Guaranty Bancshares Inc.	193,786	1,951
*	Hyperscale Data Inc.	13,435,777	1,890
	Hennessy Advisors Inc.	181,566	1,843
	AmeriServ Financial Inc.	448,326	1,740
*,1	Winchester Bancorp Inc.	132,140	1,736
*,1	Kestrel Group Ltd.	186,407	1,678
*	OptimumBank Holdings Inc.	282,439	1,649
	Pathfinder Bancorp Inc.	97,654	1,551
[1]	Mount Logan Capital Inc.	441,158	1,518
*,1	Lincoln International Inc. Class A	63,149	1,507
	Sachem Capital Corp.	1,534,601	1,445
*	Heritage Global Inc.	1,052,795	1,274
*	Bogota Financial Corp.	138,283	1,249
*	eHealth Inc.	819,051	1,220
	Manhattan Bridge Capital Inc.	260,321	1,177
	US Global Investors Inc. Class A	369,298	1,152
*,1	FG Nexus Inc.	220,662	1,141
*,1	Beeline Holdings Inc.	841,270	1,026
	Lument Finance Trust Inc.	963,933	887
*,1	Exodus Movement Inc. Class A	165,759	857
*,1	Marathon Bancorp Inc.	55,400	847
*	Great Elm Group Inc.	365,330	796
*	NeuroOne Medical Technologies Corp.	254,938	775
	MarketWise Inc.	43,145	770
	United Bancorp Inc.	46,914	745
	First US Bancshares Inc.	41,470	686
	Texas Community Bancshares Inc.	32,585	574
	Crawford & Co. Class A	50,110	565
*,1	Eva Live Inc.	212,492	559
*,1	Bayfirst Financial Corp.	110,025	550
	Home Federal Bancorp Inc. of Louisiana	25,388	533
*,1	Siebert Financial Corp.	322,275	532
*,1	Forbright Inc. Class A	28,317	518
*	Daxor Corp.	48,831	496
*,1	Fold Holdings Inc.	1,066,006	483
*,1	Katapult Holdings Inc.	64,323	425
*,1	Health In Tech Inc. Class A	405,996	410
	Donegal Group Inc. Class B	14,926	325
	Cohen & Co. Inc.	16,529	224
*,1	Binah Capital Group Inc.	95,202	147
*	Kentucky First Federal Bancorp	18,651	95
	Lake Shore Bancorp Inc.	3,331	59
*	Aether Holdings Inc.	10,156	48
*	AtlasClear Holdings Inc.	149,336	29
	Janus Henderson Group plc	12	1
*,2	Sterling Bancorp Inc.	1,048,885	—
			227,696,990
Health Care (9.1%)
	Eli Lilly & Co.	26,912,148	32,279,238
	Johnson & Johnson	76,434,753	19,412,134
	AbbVie Inc.	56,099,820	14,116,959
	UnitedHealth Group Inc.	28,835,934	11,985,079
	Merck & Co. Inc.	78,424,914	10,077,601
	Amgen Inc.	17,137,181	6,205,716
	Thermo Fisher Scientific Inc.	11,799,829	5,915,962
	Abbott Laboratories	55,306,751	5,018,535
	Gilead Sciences Inc.	39,423,687	4,980,789
*	Intuitive Surgical Inc.	11,245,401	4,472,071
	Pfizer Inc.	180,976,007	4,357,902
*	Vertex Pharmaceuticals Inc.	8,059,531	4,003,411
	Danaher Corp.	20,226,391	3,852,723
	Bristol-Myers Squibb Co.	64,840,247	3,736,095
	Stryker Corp.	10,954,871	3,449,032
	Medtronic plc	40,764,368	3,188,997
	Elevance Health Inc.	6,834,097	2,642,950
	Cigna Group	8,400,121	2,315,745
	Regeneron Pharmaceuticals Inc.	3,271,463	2,039,888
*	Boston Scientific Corp.	47,189,454	2,014,046

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
	HCA Healthcare Inc.	4,930,930	1,922,520
*	Edwards Lifesciences Corp.	18,282,795	1,653,862
	Humana Inc.	3,812,375	1,514,352
	Becton Dickinson & Co.	8,748,767	1,323,951
*	IDEXX Laboratories Inc.	2,504,767	1,318,610
*	Alnylam Pharmaceuticals Inc.	4,239,841	1,276,319
*	Revolution Medicines Inc.	6,413,554	1,201,130
	Agilent Technologies Inc.	8,962,356	1,190,470
*	Natera Inc.	4,321,128	1,172,970
*	Waters Corp.	3,116,888	1,168,958
*	IQVIA Holdings Inc.	5,300,282	1,024,120
*	Biogen Inc.	4,688,827	1,013,068
*	Centene Corp.	15,677,747	1,006,355
	GE HealthCare Technologies Inc.	14,445,659	924,667
	ResMed Inc.	4,606,127	897,642
	Zoetis Inc.	11,984,400	861,199
*	Veeva Systems Inc. Class A	4,661,718	827,315
*	Dexcom Inc.	12,252,641	825,215
	West Pharmaceutical Services Inc.	2,243,244	805,325
*	Illumina Inc.	4,564,130	802,511
*,1	Moderna Inc.	11,333,732	793,701
	Quest Diagnostics Inc.	3,515,122	745,030
*	Insmed Inc.	6,885,800	734,164
*	United Therapeutics Corp.	1,347,956	730,363
	Labcorp Holdings Inc.	2,604,259	729,193
	STERIS plc	3,115,102	655,947
*	Incyte Corp.	5,391,866	611,222
*	Guardant Health Inc.	4,000,355	600,173
	Viatris Inc.	36,993,850	587,462
*	Roivant Sciences Ltd.	15,990,718	565,912
*	Neurocrine Biosciences Inc.	3,193,839	538,274
	Zimmer Biomet Holdings Inc.	6,142,505	528,808
*	Tenet Healthcare Corp.	2,735,446	511,747
*,1	Medline Inc. Class A	12,409,161	489,417
*	Jazz Pharmaceuticals plc	1,892,855	456,121
*	Cooper Cos. Inc.	6,191,667	444,004
*	Bridgebio Pharma Inc.	5,601,518	417,201
*	Exelixis Inc.	7,584,437	412,669
*,1	Ionis Pharmaceuticals Inc.	4,990,066	395,662
	Revvity Inc.	3,545,801	394,506
*	Elanco Animal Health Inc.	15,875,248	390,690
*	Medpace Holdings Inc.	725,072	383,991
*	Molina Healthcare Inc.	1,655,258	378,558
*	Penumbra Inc.	1,186,275	374,566
*	Cytokinetics Inc.	4,315,260	367,617
*	Align Technology Inc.	2,161,771	364,604
*	BrightSpring Health Services Inc.	5,200,776	362,702
*	Solventum Corp.	4,675,762	360,735
*	BioMarin Pharmaceutical Inc.	6,143,206	351,514
	Bio-Techne Corp.	4,969,805	351,117
	Baxter International Inc.	16,400,415	349,657
*	Charles River Laboratories International Inc.	1,530,468	347,095
*	Arrowhead Pharmaceuticals Inc.	4,247,432	346,208
*	Axsome Therapeutics Inc.	1,389,011	339,988
*	Insulet Corp.	2,199,830	334,924
*	Krystal Biotech Inc.	889,725	330,684
	Encompass Health Corp.	3,151,418	318,545
*	Madrigal Pharmaceuticals Inc.	585,106	314,173
	Ensign Group Inc.	1,854,936	297,346
*	Praxis Precision Medicines Inc.	885,574	296,481
*	Halozyme Therapeutics Inc.	3,763,482	294,568
*	Globus Medical Inc. Class A	3,596,212	284,137
*	Alkermes plc	5,298,506	277,615
*	Vaxcyte Inc.	4,588,975	266,757
*	Henry Schein Inc.	3,089,160	258,007
*	Corcept Therapeutics Inc.	2,894,415	251,669
*	Protagonist Therapeutics Inc.	2,045,389	250,724
*	Apogee Therapeutics Inc.	1,871,044	248,344
*	Glaukos Corp.	1,774,109	247,949
*	Rhythm Pharmaceuticals Inc.	2,177,236	241,739

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	TG Therapeutics Inc.	4,377,871	240,520
*	Kymera Therapeutics Inc.	2,089,726	239,629
	Universal Health Services Inc. Class B	1,606,967	238,940
*,1	Hims & Hers Health Inc.	6,717,035	232,880
*	Repligen Corp.	1,703,173	232,381
*	Lantheus Holdings Inc.	2,066,259	229,231
*	HealthEquity Inc.	2,523,512	227,924
*	DaVita Inc.	1,019,458	226,809
*	Spyre Therapeutics Inc.	2,482,796	220,423
*	Nuvalent Inc. Class A	1,752,510	216,435
*	PTC Therapeutics Inc.	2,636,335	215,046
*	Avantor Inc.	21,681,946	214,651
*,1	Tempus AI Inc. Class A	3,601,561	208,638
	Bruker Corp.	3,380,776	203,455
*	Cogent Biosciences Inc.	5,158,077	199,618
	Chemed Corp.	426,111	198,457
*,1	Mirum Pharmaceuticals Inc.	1,648,584	193,000
*	Twist Bioscience Corp.	1,874,863	192,886
*	Ligand Pharmaceuticals Inc.	605,870	191,509
*	Scholar Rock Holding Corp.	3,428,276	188,555
*	Liquidia Corp.	2,259,729	180,168
	Teleflex Inc.	1,404,434	178,026
*,1	Bio-Rad Laboratories Inc. Class A	584,891	171,730
*	CG oncology Inc.	2,383,679	169,360
*	Travere Therapeutics Inc.	2,948,502	167,504
*,1	Oruka Therapeutics Inc.	1,725,048	164,173
*,1	Dianthus Therapeutics Inc.	1,650,280	160,869
*	Indivior Pharmaceuticals Inc.	3,874,569	158,974
*	Erasca Inc.	8,386,105	153,633
*	Sotera Health Co.	8,616,603	152,945
*	Veracyte Inc.	2,532,675	148,744
*,1	Celcuity Inc.	1,394,332	145,875
*	Alignment Healthcare Inc.	5,895,080	140,362
*	RadNet Inc.	2,253,063	138,946
*	Tango Therapeutics Inc.	4,396,603	137,438
*	Viking Therapeutics Inc.	3,501,108	136,578
*,1	Envista Holdings Corp.	5,160,268	135,973
*	10X Genomics Inc. Class A	3,529,461	135,320
*	Relay Therapeutics Inc.	6,801,693	127,260
*	Crinetics Pharmaceuticals Inc.	3,342,704	125,084
*	Merit Medical Systems Inc.	1,802,894	125,013
*	Hinge Health Inc. Class A	1,477,409	122,625
*	IRhythm Holdings Inc.	1,026,604	122,115
*	Edgewise Therapeutics Inc.	2,902,915	117,945
*	Catalyst Pharmaceuticals Inc.	3,698,444	116,242
*	Brookdale Senior Living Inc.	7,218,856	116,151
*	ICU Medical Inc.	792,153	116,130
	Organon & Co.	8,334,485	112,849
*	Beam Therapeutics Inc.	3,274,141	112,369
*	Ideaya Biosciences Inc.	2,965,870	110,538
*	Denali Therapeutics Inc.	4,289,786	110,333
	Concentra Group Holdings Parent Inc.	3,647,055	108,500
*	Haemonetics Corp.	1,441,997	108,150
*	Option Care Health Inc.	4,980,522	104,442
*	Adaptive Biotechnologies Corp.	4,835,465	103,721
*	ACADIA Pharmaceuticals Inc.	4,075,731	103,116
*,1	ImmunityBio Inc.	11,599,962	101,558
*	Integer Holdings Corp.	1,079,944	100,921
*	Immunovant Inc.	2,600,899	100,213
*	Ultragenyx Pharmaceutical Inc.	2,987,783	99,762
*	Dyne Therapeutics Inc.	4,473,029	99,346
*,1	Warby Parker Inc. Class A	3,226,847	97,903
*	Amneal Pharmaceuticals Inc.	5,557,806	96,206
*	Enliven Therapeutics Inc.	1,883,832	95,604
*	Arcutis Biotherapeutics Inc.	3,565,928	93,499
*	Celldex Therapeutics Inc.	2,488,906	92,612
*	Privia Health Group Inc.	3,591,472	92,409
*,1	Alumis Inc.	3,140,764	88,381
*,1	SELLAS Life Sciences Group Inc.	5,908,560	87,210
*	Doximity Inc. Class A	4,200,411	87,117

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Billiontoone Inc. Class A	724,284	86,900
*	Arcus Biosciences Inc.	2,799,235	86,300
*	Kiniksa Pharmaceuticals International plc Class A	1,318,886	84,343
*	GRAIL Inc.	1,228,926	83,899
	National HealthCare Corp.	396,312	83,765
*	Vera Therapeutics Inc. Class A	1,934,442	83,007
*	Acadia Healthcare Co. Inc.	2,780,781	82,116
*	Tarsus Pharmaceuticals Inc.	1,295,901	81,564
*,1	Supernus Pharmaceuticals Inc.	1,750,848	81,432
*	BioCryst Pharmaceuticals Inc.	8,070,274	80,703
*	Nurix Therapeutics Inc.	3,275,161	79,455
*,1	VeraDermics Inc.	618,584	76,049
*	Trevi Therapeutics Inc.	4,048,595	75,506
*	Waystar Holding Corp.	3,669,521	75,335
*,1	Nektar Therapeutics	1,075,430	75,076
*	Axogen Inc.	1,596,639	73,749
*	Intellia Therapeutics Inc.	4,287,628	72,547
*	HeartFlow Inc.	2,467,933	72,409
*	LifeStance Health Group Inc.	6,742,873	72,216
*	Caris Life Sciences Inc.	4,049,150	72,156
*	Vericel Corp.	1,617,776	71,975
*	Prestige Consumer Healthcare Inc.	1,510,012	71,378
*	Disc Medicine Inc.	971,123	71,028
*	Agios Pharmaceuticals Inc.	1,890,189	70,145
*	TransMedics Group Inc.	1,039,184	69,023
*,1	Immunome Inc.	3,225,694	68,352
*	Clover Health Investments Corp. Class A	12,982,885	68,030
	DENTSPLY SIRONA Inc.	6,376,351	67,653
	LeMaitre Vascular Inc.	691,114	66,319
*	Pediatrix Medical Group Inc.	2,617,891	66,311
*	Astrana Health Inc.	1,417,307	65,777
*,1	Ocular Therapeutix Inc.	6,619,445	65,003
*	Progyny Inc.	2,243,585	64,683
*	MBX Biosciences Inc.	1,135,725	62,692
*	Neogen Corp.	6,931,298	62,312
*	Taysha Gene Therapies Inc.	9,141,487	62,254
*,1	UFP Technologies Inc.	233,328	61,862
*,1	Syndax Pharmaceuticals Inc.	2,825,144	61,758
*	Monte Rosa Therapeutics Inc.	2,550,827	61,730
*,1	Stoke Therapeutics Inc.	1,885,403	61,690
*	Viridian Therapeutics Inc.	3,338,398	61,326
*	NeoGenomics Inc.	4,136,535	60,352
*,1	Palvella Therapeutics Inc.	388,390	59,354
*	ADMA Biologics Inc.	7,025,272	58,802
*,1	Recursion Pharmaceuticals Inc. Class A	15,827,859	58,088
*	Sarepta Therapeutics Inc.	3,187,072	57,272
*	Omnicell Inc.	1,368,862	56,835
*	Harmony Biosciences Holdings Inc.	1,556,602	56,676
*	Amylyx Pharmaceuticals Inc.	3,154,723	56,659
*	Addus HomeCare Corp.	561,226	56,386
*,1	Iovance Biotherapeutics Inc.	13,489,795	56,118
*	CorVel Corp.	890,953	55,702
*,1	Summit Therapeutics Inc.	3,708,976	54,040
*	Healthcare Services Group Inc.	2,180,952	53,564
*	PACS Group Inc.	1,256,161	53,563
*	Mineralys Therapeutics Inc.	1,968,124	53,100
*	Novocure Ltd.	3,490,920	52,887
*	Fortrea Holdings Inc.	3,000,631	52,211
*,1	Absci Corp.	4,407,685	51,085
*	Innoviva Inc.	2,231,526	50,678
*	ANI Pharmaceuticals Inc.	609,433	50,449
*,1	Nuvation Bio Inc. Class A	8,849,329	50,264
*	Kodiak Sciences Inc.	1,288,755	50,210
*	Bicara Therapeutics Inc.	1,676,653	49,780
*	Butterfly Network Inc. Class A	5,909,307	49,756
*	Vir Biotechnology Inc.	4,846,948	49,390
*,1	Novavax Inc.	5,197,170	48,957
*,1	AtaiBeckley Inc.	9,192,000	48,442
*	Teladoc Health Inc.	5,687,282	48,228
*,1	ArriVent Biopharma Inc.	1,338,764	46,509

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Perrigo Co. plc	4,401,851	45,735
*	CareDx Inc.	1,554,868	44,314
*	AnaptysBio Inc.	648,146	43,750
*,1	Harrow Inc.	1,001,445	42,531
*	AtriCure Inc.	1,519,312	42,510
*	Maze Therapeutics Inc.	1,411,990	42,134
*	GeneDx Holdings Corp. Class A	607,773	41,724
*,1	Surgery Partners Inc.	2,481,034	41,681
*	BioLife Solutions Inc.	1,461,212	41,265
*	Xeris Biopharma Holdings Inc.	5,193,656	41,134
*	Rapport Therapeutics Inc.	986,730	41,117
*,1	Sionna Therapeutics Inc.	934,641	41,115
*	Inspire Medical Systems Inc.	914,149	40,780
*,1	Capricor Therapeutics Inc.	1,655,365	39,861
*	AMN Healthcare Services Inc.	1,231,378	39,860
*	MannKind Corp.	9,327,332	39,734
*	agilon health Inc.	369,638	39,618
*	Zymeworks Inc.	1,508,613	39,435
*	Omada Health Inc.	1,776,051	38,984
*	Pennant Group Inc.	1,049,539	38,780
*,1	Procept Biorobotics Corp.	1,708,164	38,570
*	QuidelOrtho Corp.	2,172,676	38,054
*	Savara Inc.	6,164,961	37,976
*	Integra LifeSciences Holdings Corp.	2,108,295	37,865
*	EyePoint Inc.	2,643,860	37,807
*	Ardelyx Inc.	7,404,867	37,765
*,1	Jade Biosciences Inc.	1,699,343	37,759
*	Xencor Inc.	2,341,988	37,706
*,1	Sonida Senior Living Inc.	906,987	37,005
*,1	Tyra Biosciences Inc.	1,135,472	36,267
*	AdaptHealth Corp. Class A	3,424,034	35,678
*	Enovis Corp.	1,719,530	35,594
*	Corvus Pharmaceuticals Inc.	2,374,106	35,469
*	Collegium Pharmaceutical Inc.	977,957	35,402
*	Cullinan Therapeutics Inc.	1,929,766	35,141
*	Avanos Medical Inc.	1,410,627	35,096
*	Inhibrx Biosciences Inc.	369,641	35,023
*	Azenta Inc.	1,321,722	33,730
	US Physical Therapy Inc.	484,591	33,282
*	Tandem Diabetes Care Inc.	2,186,918	33,001
*	Artivion Inc.	1,463,340	32,881
*	Olema Pharmaceuticals Inc.	2,611,290	32,667
*	Precigen Inc.	5,690,796	32,438
*	ORIC Pharmaceuticals Inc.	2,918,973	31,612
*	Alphatec Holdings Inc.	3,649,925	31,572
*,1	Solid Biosciences Inc.	3,148,576	31,454
	CONMED Corp.	958,140	31,360
*	Septerna Inc.	927,665	31,068
*,1	Avalo Therapeutics Inc.	1,675,498	30,963
*	Kura Oncology Inc.	2,799,338	30,709
*,1	Parabilis Medicines Inc.	1,121,000	30,682
*	Pacira BioSciences Inc.	1,198,792	30,413
*	Personalis Inc.	2,142,395	28,708
*,1	Vor BioPharma Inc.	1,550,885	28,552
*	Annexon Inc.	4,970,636	28,382
*	BioAge Labs Inc.	1,140,593	27,956
*	Zevra Therapeutics Inc.	1,899,706	27,242
*	STAAR Surgical Co.	949,460	27,240
*,1	Alto Neuroscience Inc.	1,011,881	26,704
*,1	Nutex Health Inc.	153,182	26,177
*	Geron Corp.	20,449,234	26,175
*	Esperion Therapeutics Inc.	8,231,146	26,010
*,1	Kailera Therapeutics Inc.	1,180,411	26,004
	iRadimed Corp.	264,366	25,263
*	Eton Pharmaceuticals Inc.	684,821	24,791
*	Certara Inc.	3,721,805	24,378
*,1	Arbutus Biopharma Corp.	5,034,547	24,166
*	Kestra Medical Technologies Ltd.	927,188	23,588
*	Aveanna Healthcare Holdings Inc.	2,730,790	23,403
*	CytomX Therapeutics Inc.	6,230,387	23,364

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Maravai LifeSciences Holdings Inc. Class A	3,706,103	23,126
*,1	Zenas Biopharma Inc.	891,196	22,619
*	Aclaris Therapeutics Inc.	4,243,349	22,447
*	First Tracks Biotherapeutics Inc.	1,111,470	22,363
*	Talkspace Inc.	4,266,011	22,183
*	Theravance Biopharma Inc.	1,295,682	22,027
*	Relmada Therapeutics Inc.	3,169,804	21,935
*	Replimune Group Inc.	1,972,684	21,838
*,1	SI-BONE Inc.	1,337,048	21,821
*,1	Sana Biotechnology Inc.	6,251,644	21,818
*	LB Pharmaceuticals Inc.	672,000	21,810
*,1	Phathom Pharmaceuticals Inc.	2,007,668	21,783
*	Rigel Pharmaceuticals Inc.	555,846	21,745
*	Amphastar Pharmaceuticals Inc.	1,055,676	21,304
*	4D Molecular Therapeutics Inc.	1,588,533	21,127
	Phibro Animal Health Corp. Class A	659,626	20,712
*,1	Omeros Corp.	2,172,336	20,659
*	Aura Biosciences Inc.	2,902,292	20,606
	HealthStream Inc.	751,138	20,469
*	Tactile Systems Technology Inc.	686,535	20,445
*,1	Hemab Therapeutics Holdings Inc.	555,543	20,405
*	Castle Biosciences Inc.	852,704	20,337
*,1	Achieve Life Sciences Inc.	3,108,369	20,298
*,1	Candel Therapeutics Inc.	1,968,034	20,271
*	Ironwood Pharmaceuticals Inc. Class A	4,781,484	20,130
*	Beta Bionics Inc.	1,272,504	19,940
*,1	MapLight Therapeutics Inc.	552,279	19,794
*	Janux Therapeutics Inc.	1,263,837	19,413
*	Phreesia Inc.	1,836,842	18,901
*,1	Aktis Oncology Inc.	585,135	18,859
*,1	Immix Biopharma Inc.	1,780,495	18,357
*	Evolent Health Inc. Class A	3,384,855	18,346
*	Allogene Therapeutics Inc.	8,666,591	18,027
*,1	REGENXBIO Inc.	1,496,139	17,924
*	Climb Bio Inc.	1,366,686	17,822
*	Cerus Corp.	6,075,566	17,741
*,1	Avalyn Pharma Inc.	534,440	17,594
*,1	CorMedix Inc.	2,227,723	17,488
*	Altimmune Inc.	5,748,771	17,476
*,1	Lexicon Pharmaceuticals Inc.	7,083,651	17,001
*	Design Therapeutics Inc.	1,161,075	16,801
*,1	Sutro Biopharma Inc.	501,524	16,651
*	Ceribell Inc.	850,443	16,541
*	Myriad Genetics Inc.	2,881,677	16,454
*,1	Shattuck Labs Inc.	2,366,616	16,424
*,1	Cabaletta Bio Inc.	5,215,188	16,219
*	XOMA Royalty Corp.	380,601	16,176
*	Contineum Therapeutics Inc. Class A	982,259	16,099
*,1	Pacific Biosciences of California Inc.	9,535,565	16,020
*	Arvinas Inc.	1,920,682	15,961
*	Editas Medicine Inc.	4,890,144	15,844
*	Cytek Biosciences Inc.	3,525,848	15,620
*,1	Ocugen Inc.	10,177,094	15,571
*,1	Pulse Biosciences Inc.	554,612	15,379
*	AngioDynamics Inc.	1,173,227	15,264
*,1	C4 Therapeutics Inc.	3,264,924	15,247
*,1	ClearPoint Neuro Inc.	853,804	15,232
*,1	Ovid therapeutics Inc.	5,653,216	15,207
*,1	Monopar Therapeutics Inc.	159,786	14,795
*	Ginkgo Bioworks Holdings Inc. Class A	1,489,851	14,764
*	OPKO Health Inc.	9,753,393	14,630
*	NeuroPace Inc.	908,479	14,436
*,1	Sagimet Biosciences Inc. Class A	1,861,227	14,387
*	MiMedx Group Inc.	3,722,390	14,331
*	Rezolute Inc.	2,744,647	14,272
*,1	Aquestive Therapeutics Inc.	3,403,709	14,159
*	Varex Imaging Corp.	1,345,333	14,032
*,1	ARS Pharmaceuticals Inc.	1,749,763	14,016
*,1	Generate Biomedicines Inc.	816,876	13,781
*,1	Forte Biosciences Inc.	622,927	13,237

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Emergent BioSolutions Inc.	1,554,116	13,023
*	Oncology Institute Inc.	2,395,214	13,006
*	Enanta Pharmaceuticals Inc.	877,120	12,788
*	Community Health Systems Inc.	3,813,888	12,738
*,1	Tectonic Therapeutic Inc.	364,413	12,527
*	Neurogene Inc.	397,791	12,511
*,1	Kyverna Therapeutics Inc.	1,403,697	12,507
*	Tenax Therapeutics Inc.	852,259	12,400
*,1	X4 Pharmaceuticals Inc.	2,599,387	12,139
*,1	Nuvectis Pharma Inc.	650,487	11,962
*,1	Crescent Biopharma Inc.	661,946	11,915
*	TruBridge Inc.	446,266	11,697
*,1	Prime Medicine Inc.	3,120,450	11,514
*,1	Assembly Biosciences Inc.	413,284	11,357
*	Fulgent Genetics Inc.	551,839	11,324
*	Perspective Therapeutics Inc.	3,313,065	11,298
*	Delcath Systems Inc.	889,410	11,198
*	Orthofix Medical Inc.	1,214,810	11,103
*,1	Claritev Corp. Class A	322,316	10,994
*,1	Bioventus Inc. Class A	1,163,677	10,985
*	Puma Biotechnology Inc.	1,343,121	10,893
*	Lexeo Therapeutics Inc.	2,335,144	10,870
*,1	BridgeBio Oncology Therapeutics Inc. Class A	1,422,900	10,843
*	Vanda Pharmaceuticals Inc.	1,761,840	10,782
	NRC Health	498,279	10,748
*	Verastem Inc.	2,811,948	10,742
*	Evolus Inc.	1,544,992	10,722
*,1	Century Therapeutics Inc.	4,339,806	10,633
*,1	Zentalis Pharmaceuticals Inc.	2,187,299	10,608
*	Viemed Healthcare Inc.	912,713	10,405
*	OrthoPediatrics Corp.	534,297	10,221
*	Upstream Bio Inc.	1,443,025	9,986
*,1	Odyssey Therapeutics Inc.	531,096	9,937
*,1	Evommune Inc.	739,068	9,822
*,1	Eledon Pharmaceuticals Inc.	2,483,162	9,784
*	OraSure Technologies Inc.	2,147,763	9,579
*	Atea Pharmaceuticals Inc.	2,032,268	9,450
*,1	Abeona Therapeutics Inc.	1,529,026	9,449
*,1	Seaport Therapeutics Inc.	426,371	9,261
*	Rocket Pharmaceuticals Inc.	2,700,288	9,235
*,1	Opus Genetics Inc.	2,239,388	9,204
*	Compass Therapeutics Inc.	4,190,754	9,178
*	Akebia Therapeutics Inc.	7,912,283	9,020
*,1	MacroGenics Inc.	1,925,510	8,896
*,1	SAB Biotherapeutics Inc.	2,259,593	8,812
*	Fennec Pharmaceuticals Inc.	815,192	8,763
*	Benitec Biopharma Inc.	649,542	8,691
*,1	Alamar Biosciences Inc.	320,260	8,676
*	Fate Therapeutics Inc.	3,194,411	8,625
*,1	Eikon Therapeutics Inc.	660,117	8,615
*,1	Lumexa Imaging Holdings Inc.	760,803	8,582
*,1	Lyell Immunopharma Inc.	604,461	8,493
*,1	GoodRx Holdings Inc. Class A	2,928,540	8,434
*,1	Alpha Teknova Inc.	1,477,356	8,391
*	Electromed Inc.	197,135	8,339
*,1	Immuneering Corp. Class A	1,623,577	8,102
*,1	Prelude Therapeutics Inc.	1,513,825	8,069
*,1	908 Devices Inc.	919,827	8,002
*	Innovage Holding Corp.	665,122	7,882
*,1	Lineage Cell Therapeutics Inc.	5,907,404	7,739
*,1	Inhibikase Therapeutics Inc.	3,764,138	7,641
*	Fulcrum Therapeutics Inc.	2,074,332	7,592
*,1	Anavex Life Sciences Corp.	2,925,439	7,577
*,1	ALX Oncology Holdings Inc.	3,642,854	7,541
*	Accendra Health Inc.	2,185,973	7,476
*	Surrozen Inc.	282,365	7,327
*,1	Minerva Neurosciences Inc.	1,319,143	7,321
*,1	Galectin Therapeutics Inc.	1,521,443	7,059
*,1	SpyGlass Pharma Inc.	317,053	7,058
*	Entrada Therapeutics Inc.	953,727	7,019

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	CapsoVision Inc.	925,200	7,013
*	Atrium Therapeutics Inc.	518,416	6,973
*	Standard BioTools Inc.	8,433,842	6,939
*,1	Invivyd Inc.	7,785,522	6,792
*,1	Artiva Biotherapeutics Inc.	699,899	6,789
	Utah Medical Products Inc.	97,788	6,745
*	Larimar Therapeutics Inc.	2,206,446	6,730
*,1	Senseonics Holdings Inc.	1,175,190	6,675
*,1	Karyopharm Therapeutics Inc.	677,729	6,621
*	Shoulder Innovations Inc.	322,231	6,535
*,1	Ardent Health Inc.	661,990	6,514
*	Keros Therapeutics Inc.	595,316	6,370
*,1	Orchestra BioMed Holdings Inc.	1,470,063	6,343
*	Protara Therapeutics Inc.	1,657,879	6,333
*,1	Tonix Pharmaceuticals Holding Corp.	488,108	6,228
*	Sight Sciences Inc.	1,142,400	6,192
*,1	Canton Strategic Holdings Inc.	2,188,738	6,172
*,1	Immunic Inc.	399,088	6,134
*,1	Precision BioSciences Inc.	778,139	6,116
*,1	Humacyte Inc.	7,716,766	6,022
	Embecta Corp.	1,831,834	5,972
*	Codexis Inc.	2,633,770	5,952
*	RxSight Inc.	1,227,155	5,915
*	OmniAb Inc.	2,379,734	5,854
*	Voyager Therapeutics Inc.	1,671,885	5,852
*	Neumora Therapeutics Inc.	3,435,554	5,840
*	Anika Therapeutics Inc.	397,824	5,820
*,1	Treace Medical Concepts Inc.	1,447,595	5,761
*	Alector Inc.	2,837,922	5,704
*,1	Coherus Oncology Inc.	3,953,617	5,535
*	Quanterix Corp.	1,254,850	5,421
*,1	Arcturus Therapeutics Holdings Inc.	797,154	5,357
*,1	Caribou Biosciences Inc.	3,013,973	5,305
*	InfuSystem Holdings Inc.	547,219	5,281
*	KORU Medical Systems Inc.	1,254,742	5,270
*,1	TriSalus Life Sciences Inc.	1,141,870	5,196
*,1	NRX Therapeutics Inc.	1,267,102	5,182
	Acme United Corp.	106,602	5,087
*,1	OnKure Therapeutics Inc. Class A	1,109,823	5,061
*,1	LifeMD Inc.	1,224,801	5,058
*	Foghorn Therapeutics Inc.	1,027,071	5,012
*	Corbus Pharmaceuticals Holdings Inc.	533,575	5,005
*,1	CAMP4 Therapeutics Corp.	1,139,169	4,978
*,1	Q32 Bio Inc.	389,115	4,957
*	Apyx Medical Corp.	1,095,524	4,919
*,1	Outlook Therapeutics Inc.	3,069,295	4,880
*,1	Lucid Diagnostics Inc.	4,547,002	4,865
*,1	Organogenesis Holdings Inc. Class A	1,991,446	4,839
*	Inogen Inc.	739,966	4,773
*,1	Quantum-Si Inc.	5,353,930	4,738
*	Niagen Bioscience Inc.	1,470,818	4,692
*,1	Greenwich Lifesciences Inc.	199,015	4,669
*,1	LENZ Therapeutics Inc.	819,606	4,655
*,1	Biodesix Inc.	204,100	4,602
*,1	Spruce Biosciences Inc.	84,935	4,586
*,1	Equillium Inc.	1,401,958	4,486
*	Nkarta Inc.	1,567,021	4,435
	SIGA Technologies Inc.	1,206,157	4,390
*	Lifecore Biomedical Inc.	822,113	4,316
*,1	Mobia Medical Inc.	319,801	4,285
*	Pyxis Oncology Inc.	1,422,296	4,281
*,1	AN2 Therapeutics Inc.	853,017	4,129
*,1	Microbot Medical Inc.	2,109,889	4,114
*,1	Korro Bio Inc.	311,262	4,102
*,1	Health Catalyst Inc.	2,058,272	4,096
*,1	TuHURA Biosciences Inc.	1,740,756	4,073
*,1	Whitehawk Therapeutics Inc.	887,972	4,067
*,1	Gyre Therapeutics Inc.	614,654	4,051
*,1	Avita Medical Inc.	958,401	3,958
*,1	Cartesian Therapeutics Inc.	376,309	3,921

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Polaryx Therapeutics Inc.	1,468,014	3,905
*	RCM Technologies Inc.	138,117	3,899
*	American Well Corp. Class A	427,294	3,897
*	Aldeyra Therapeutics Inc.	1,784,433	3,801
*,1	Tenaya Therapeutics Inc.	5,136,220	3,796
*,1	Unicycive Therapeutics Inc.	805,716	3,779
*	Fractyl Health Inc.	4,621,427	3,671
*	Nautilus Biotechnology Inc.	1,930,610	3,610
*,1	Genelux Corp.	1,193,626	3,593
*,1	Agenus Inc.	1,159,672	3,549
*,1	Pro-Dex Inc.	60,523	3,544
*,1	Cue Biopharma Inc.	111,867	3,531
*	Coya Therapeutics Inc.	601,117	3,517
*	CVRx Inc.	684,121	3,516
*	Sanara Medtech Inc.	148,899	3,513
*	Stereotaxis Inc.	1,983,686	3,412
*	Joint Corp.	388,276	3,409
*	MaxCyte Inc.	2,742,125	3,373
*,1	Journey Medical Corp.	470,426	3,331
*	GMR Solutions Inc. Class A	206,353	3,190
*	Hyperfine Inc. Class A	2,341,410	3,161
*,1	Biomea Fusion Inc.	2,122,086	3,119
*,1	Spero Therapeutics Inc.	1,395,976	3,085
*,1	Lixte Biotechnology Holdings Inc.	403,100	2,991
*	Acumen Pharmaceuticals Inc.	1,118,322	2,986
*	Owlet Inc. Class A	520,177	2,986
*	Black Diamond Therapeutics Inc.	1,556,251	2,879
*,1	Inovio Pharmaceuticals Inc.	2,600,092	2,860
*	OptimizeRx Corp.	494,252	2,827
*,1	Cognition Therapeutics Inc.	2,444,295	2,811
*,1	Insight Molecular Diagnostics Inc.	475,405	2,805
*	Rafael Holdings Inc. Class B	854,864	2,804
*,1	Rani Therapeutics Holdings Inc. Class A	3,646,699	2,773
*,1	Cardiff Oncology Inc.	2,073,126	2,695
*,1	SANUWAVE Health Inc.	264,933	2,649
*	Rein Therapeutics Inc.	2,522,901	2,624
*	Anixa Biosciences Inc.	936,927	2,623
*	CareCloud Inc.	1,232,641	2,613
*	iBio Inc.	1,465,833	2,565
*,1	PepGen Inc.	1,408,449	2,535
*,1	MAIA Biotechnology Inc.	1,676,861	2,415
*	Outset Medical Inc.	552,827	2,388
*,1	Aardvark Therapeutics Inc.	408,670	2,354
*,1	Heron Therapeutics Inc.	5,474,947	2,337
*	Seer Inc. Class A	1,389,861	2,307
*,1	vTv Therapeutics Inc. Class A	60,763	2,288
*,1	Annovis Bio Inc.	1,219,718	2,269
*,1	Armata Pharmaceuticals Inc.	349,598	2,265
*,1	Kardigan Inc.	94,522	2,254
*,1	Pelthos Therapeutics Inc.	78,008	2,205
*,1	Cingulate Inc.	394,555	2,158
*,1	Rallybio Corp.	134,620	2,154
*,1	Streamex Corp.	2,530,152	2,151
*,1	Fortress Biotech Inc.	697,802	2,135
*	Adicet Bio Inc.	240,946	2,082
*	PMV Pharmaceuticals Inc.	1,487,065	1,993
*	Pliant Therapeutics Inc.	1,746,470	1,991
*	Exagen Inc.	414,852	1,929
*,1	Atara Biotherapeutics Inc.	158,646	1,821
*	ImmuCell Corp.	181,077	1,820
*,1	Cumberland Pharmaceuticals Inc.	274,814	1,781
*,1	Scilex Holding Co.	217,510	1,697
*,1	LeonaBio Inc.	183,259	1,684
*,1	Veru Inc.	531,940	1,665
*,1	Carlsmed Inc.	158,583	1,646
*	Neuraxis Inc.	222,869	1,629
*	Seres Therapeutics Inc.	206,170	1,627
*,1	Filana Therapeutics Inc.	1,365,843	1,625
*,1	Elicio Therapeutics Inc.	415,401	1,624
*	Sera Prognostics Inc. Class A	887,016	1,614

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Cypherpunk Technologies Inc.	2,630,994	1,611
*,1	aTyr Pharma Inc.	2,650,788	1,582
*	LENSAR Inc.	275,971	1,576
*,1	Biote Corp. Class A	829,704	1,568
*,1	ImageneBio Inc.	264,771	1,562
*	Context Therapeutics Inc.	2,815,486	1,559
*	Pulmonx Corp.	1,152,272	1,498
*	Sensus Healthcare Inc.	494,131	1,492
*	TScan Therapeutics Inc.	1,500,337	1,470
*,1	Telomir Pharmaceuticals Inc.	1,121,175	1,435
*,1	Clene Inc.	231,131	1,423
*	Champions Oncology Inc.	229,971	1,417
*	Lantern Pharma Inc.	338,385	1,411
*,1	Neonc Technologies Holdings Inc.	310,603	1,407
*	Vivani Medical Inc.	1,111,047	1,378
*	DocGo Inc.	2,664,541	1,375
*,1	Neuronetics Inc.	1,056,478	1,373
*,1	Xilio Therapeutics Inc.	142,440	1,365
*,1	Rapid Micro Biosystems Inc. Class A	750,984	1,299
*,1	Myomo Inc.	1,242,244	1,292
*	Precision Optics Corp. Inc.	250,806	1,279
*,1	Spectral AI Inc.	733,170	1,268
*,1	ElectroCore Inc.	140,700	1,216
*,1	Gossamer Bio Inc.	6,910,934	1,138
*	Boundless Bio Inc.	445,181	1,113
*	Definitive Healthcare Corp. Class A	1,327,702	1,103
*,1	HeartBeam Inc.	1,448,402	1,086
*,1	Kalaris Therapeutics Inc.	255,337	1,039
*	RenovoRx Inc.	1,034,193	1,014
*	QT Imaging Holdings Inc.	246,540	1,003
*,1	Dare Bioscience Inc.	471,486	995
*,1	Acrivon Therapeutics Inc.	545,541	971
*,1	Bioxcel Therapeutics Inc.	679,570	958
*,1	Plus Therapeutics Inc.	218,500	955
*,1	Park Dental Partners Inc.	43,086	929
*	SkyAI Inc.	836,207	928
*,1	PDS Biotechnology Corp.	1,042,050	918
*,1	Instil Bio Inc.	118,992	915
*,1	Hyperion DeFi Inc.	290,757	913
*,1	Grace Therapeutics Inc.	400,350	909
*,1	NanoViricides Inc.	653,486	902
*	Actinium Pharmaceuticals Inc.	918,557	900
*,1	Elutia Inc. Class A	899,932	882
*	Metagenomi Therapeutics Inc.	741,407	882
*	Verrica Pharmaceuticals Inc.	143,583	879
*	Tela Bio Inc.	1,149,678	862
*	Kyntra Bio Inc.	114,179	862
*,1	Forum Markets Inc.	151,669	824
*	Accuray Inc.	3,122,473	805
*,1	Inmune Bio Inc.	490,268	799
*	Eloxx Pharmaceuticals Inc.	57,476	798
*,1	OS Therapies Inc.	416,115	791
[1]	Dominari Holdings Inc.	247,795	778
*,1	CervoMed Inc.	250,174	776
*	Harvard Bioscience Inc.	123,470	759
*,1	Aligos Therapeutics Inc.	128,770	743
*	Precipio Inc.	28,367	702
*	SCYNEXIS Inc.	162,642	662
*	Lisata Therapeutics Inc.	191,371	651
*	Xtant Medical Holdings Inc.	1,499,266	631
*,1	MiNK Therapeutics Inc.	53,070	620
*	Lite Strategy Inc.	659,936	609
*,1	OneMedNet Corp.	845,040	601
*,1	TherapeuticsMD Inc.	244,317	540
*	Dyadic International Inc.	583,627	523
*,1	Cellectar Biosciences Inc.	184,145	512
*,1	Rocket One Inc.	505,300	505
*,1	Beyondspring Inc.	283,344	496
*,1	Atossa Therapeutics Inc.	256,137	494
*,1	Tvardi Therapeutics Inc.	258,426	491

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Neuphoria Therapeutics Inc.	110,171	481
*	CytoSorbents Corp.	1,274,363	477
*	CEL-SCI Corp.	456,941	475
*	Turn Therapeutics Inc.	64,275	469
*	Nephros Inc.	130,901	467
*	Milestone Scientific Inc.	1,450,746	466
*	Rockwell Medical Inc.	844,926	465
*	IRIDEX Corp.	401,852	460
*,1	Actuate Therapeutics Inc.	287,385	440
*,1	Atlantic International Corp.	478,623	440
*	Marker Therapeutics Inc.	298,093	438
*,1	Picard Medical Inc.	2,518,400	412
*,1	Senti Biosciences Holdings Inc.	368,878	406
*,1	Greenland Mines Ltd.	1,547,800	402
*,1	Nutriband Inc.	122,586	391
*,1	Skye Bioscience Inc.	561,832	390
*	Passage Bio Inc.	78,764	384
*,1	Mira Pharmaceuticals Inc.	394,083	373
*	Lipocine Inc.	142,773	366
*	Aytu BioPharma Inc.	169,000	363
*,1	Jasper Therapeutics Inc.	833,391	351
*	Werewolf Therapeutics Inc.	873,745	314
*,1	P3 Health Partners Inc.	28,358	306
*	Cryo-Cell International Inc.	94,688	302
*	Retractable Technologies Inc.	412,203	297
*	Estrella Immunopharma Inc.	268,605	279
*	eXoZymes Inc.	32,643	275
*,1	Celularity Inc. Class A	455,049	272
*	Talphera Inc.	261,773	270
*	ABVC BioPharma Inc.	166,220	263
*	Vistagen Therapeutics Inc.	1,160,455	262
*,1	Longeveron Inc. Class A	361,300	254
*,1	Serina Therapeutics Inc.	125,805	244
*,1	Citius Oncology Inc.	370,100	241
*	Modular Medical Inc.	49,655	223
*	Envoy Medical Inc.	273,565	217
*,1	Cocrystal Pharma Inc.	187,266	197
*,1	NextCure Inc.	123,276	197
*,1	Traws Pharma Inc.	177,200	149
*	Tao Synergies Inc.	39,372	147
*,1	Femasys Inc.	34,296	143
*	Tempest Therapeutics Inc.	104,944	116
*,1	Curis Inc.	215,599	113
*,1	Cadrenal Therapeutics Inc.	33,278	111
*,1	Tevogen Bio Holdings Inc.	15,102	85
*,1	Bonk Inc.	49,228	75
*,1	BioCardia Inc.	55,568	69
	Stablecoin Development Corp.	45,007	47
*,1	Scienture Holdings Inc.	102,300	36
*	Exicure Inc.	14,228	30
*,1	Semnur Pharmaceuticals Inc.	51,213	26
*	Adagio Medical Holdings Inc.	17,442	11
*,1,2	Aravive Inc.	368,501	—
			209,706,768
Industrials (12.5%)
	Visa Inc. Class A	51,673,281	17,728,586
	Caterpillar Inc.	14,624,551	15,573,684
	Mastercard Inc. Class A	25,062,053	12,871,870
	GE Aerospace	33,126,842	12,380,495
	GE Vernova Inc.	8,532,363	10,024,332
	RTX Corp.	42,756,249	8,112,143
	American Express Co.	17,331,201	5,862,279
*	Boeing Co.	25,029,702	5,418,180
	Eaton Corp. plc	12,329,586	5,253,883
	Deere & Co.	8,142,522	5,165,046
	Union Pacific Corp.	18,850,915	5,127,449
	Capital One Financial Corp.	19,759,493	3,964,149
	Parker-Hannifin Corp.	4,003,389	3,915,795
	Lockheed Martin Corp.	7,320,068	3,729,282

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Trane Technologies plc	7,018,530	3,447,221
	Quanta Services Inc.	4,764,295	3,430,483
	Howmet Aerospace Inc.	12,703,446	3,415,449
	Cummins Inc.	4,381,325	3,124,805
	General Dynamics Corp.	8,155,702	2,889,076
	Automatic Data Processing Inc.	12,691,466	2,842,254
	Johnson Controls International plc	19,371,354	2,830,349
	CSX Corp.	58,996,523	2,804,105
	3M Co.	16,561,154	2,681,416
*	Bloom Energy Corp. Class A	8,580,107	2,597,198
	Sherwin-Williams Co.	7,439,574	2,561,594
	United Parcel Service Inc. Class B	23,707,360	2,548,541
	Emerson Electric Co.	17,785,177	2,545,948
	Accenture plc Class A	19,494,135	2,425,850
	TransDigm Group Inc.	1,775,874	2,365,535
	Illinois Tool Works Inc.	8,676,736	2,346,797
	Northrop Grumman Corp.	4,508,982	2,296,470
	CRH plc	21,216,607	2,270,177
	United Rentals Inc.	1,989,161	2,253,501
	Honeywell International Inc.	10,059,868	2,252,404
	Norfolk Southern Corp.	7,130,857	2,243,296
*	Honeywell Aerospace Inc.	10,059,690	2,223,996
	Comfort Systems USA Inc.	1,117,592	2,215,011
	FedEx Corp.	6,817,706	2,134,828
	PACCAR Inc.	16,710,365	2,007,249
	WW Grainger Inc.	1,423,939	1,937,127
*	Keysight Technologies Inc.	5,429,708	1,900,778
*	Rocket Lab Corp.	18,376,429	1,867,964
	Carrier Global Corp.	25,055,466	1,837,818
	Cintas Corp.	10,798,113	1,836,543
	AMETEK Inc.	7,276,623	1,760,506
	Rockwell Automation Inc.	3,533,351	1,749,291
	L3Harris Technologies Inc.	5,913,916	1,718,525
	Ferguson Enterprises Inc.	6,157,847	1,461,442
	Westinghouse Air Brake Technologies Corp.	5,387,788	1,452,548
*	Axon Enterprise Inc.	2,431,422	1,363,080
*	Block Inc. Class A	16,996,270	1,291,717
	Old Dominion Freight Line Inc.	5,943,698	1,287,405
	Vulcan Materials Co.	4,119,529	1,215,302
	EMCOR Group Inc.	1,411,035	1,170,990
	PayPal Holdings Inc.	26,061,380	1,125,330
	Martin Marietta Materials Inc.	1,913,144	1,103,310
	Ingersoll Rand Inc.	12,426,676	1,018,863
	Paychex Inc.	10,238,677	1,006,769
[1]	Sunbelt Rentals Holdings Inc.	13,123,172	981,745
*	Teledyne Technologies Inc.	1,471,473	981,325
	Dover Corp.	4,275,787	958,974
	MKS Inc.	2,144,301	953,785
	Xylem Inc.	7,548,169	892,269
	Curtiss-Wright Corp.	1,173,095	888,924
	FTAI Aviation Ltd.	3,258,614	881,553
	Hubbell Inc. Class B	1,678,025	877,943
	Otis Worldwide Corp.	12,183,961	872,372
	nVent Electric plc	5,133,246	870,650
	PPG Industries Inc.	7,079,058	858,619
*	ATI Inc.	4,332,631	853,962
*	Fair Isaac Corp.	699,578	835,842
*	MasTec Inc.	2,006,334	834,755
*	Mettler-Toledo International Inc.	641,741	819,831
	Synchrony Financial	10,696,764	813,489
	Woodward Inc.	1,891,050	804,528
	HEICO Corp. Class A	3,100,634	799,685
*	Sterling Infrastructure Inc.	925,609	776,919
	Smurfit Westrock plc	16,651,334	770,291
*	Fiserv Inc.	15,241,838	747,612
	Verisk Analytics Inc.	4,160,444	746,925
*	XPO Inc.	3,542,305	727,200
	JB Hunt Transport Services Inc.	2,395,129	693,222
	Veralto Corp.	7,798,270	691,551
*	Affirm Holdings Inc. Class A	8,408,184	685,687

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Expeditors International of Washington Inc.	4,152,144	676,716
	Packaging Corp. of America	2,828,476	673,969
	CH Robinson Worldwide Inc.	3,554,311	669,419
	Snap-on Inc.	1,644,021	661,554
*	Corpay Inc.	1,971,932	657,186
	Fidelity National Information Services Inc.	16,419,648	638,396
	Dow Inc.	22,887,458	626,201
	Equifax Inc.	3,781,414	600,186
	Fortive Corp.	9,678,862	591,282
	DuPont de Nemours Inc.	4,339,010	588,543
	Lennox International Inc.	994,730	569,931
	BWX Technologies Inc.	2,909,484	566,331
	ITT Inc.	2,838,619	561,365
	Global Payments Inc.	7,723,107	560,389
*	Generac Holdings Inc.	1,868,849	547,218
	WESCO International Inc.	1,545,696	533,930
	IDEX Corp.	2,349,660	533,255
	Ball Corp.	8,453,362	527,490
*	API Group Corp.	12,380,001	524,293
	Masco Corp.	6,402,987	521,011
*	Fedex Freight Holding Co. Inc.	3,410,425	514,974
	Textron Inc.	5,523,801	506,698
	Nordson Corp.	1,679,490	506,685
	Regal Rexnord Corp.	2,115,316	503,847
*	Dycom Industries Inc.	953,575	482,118
	Jacobs Solutions Inc.	3,748,670	472,332
	Carlisle Cos. Inc.	1,284,659	466,010
	Stanley Black & Decker Inc.	4,935,912	464,568
	Watsco Inc.	1,111,450	463,175
	Lincoln Electric Holdings Inc.	1,739,965	461,978
	RPM International Inc.	4,051,265	450,298
*	Modine Manufacturing Co.	1,677,495	447,925
	TransUnion	6,123,956	441,782
	Owens Corning	2,556,041	406,308
	Graco Inc.	5,268,741	398,370
*	Zebra Technologies Corp. Class A	1,512,741	398,244
	Crown Holdings Inc.	3,548,966	396,845
	Applied Industrial Technologies Inc.	1,172,640	396,528
	Pentair plc	5,131,821	393,405
*	SPX Technologies Inc.	1,590,372	389,912
	Allegion plc	2,730,404	383,594
	Moog Inc. Class A	903,547	382,959
*,1	QXO Inc.	22,149,423	382,742
	Cognex Corp.	5,282,094	382,529
	Advanced Drainage Systems Inc.	2,432,308	381,775
	Knight-Swift Transportation Holdings Inc. Class A	4,897,403	381,361
*	Trimble Inc.	7,398,137	378,637
	Littelfuse Inc.	802,720	365,503
	Acuity Inc.	962,771	362,637
*,1	Aurora Innovation Inc. Class A	52,487,192	357,963
*	Saia Inc.	846,427	356,481
	Huntington Ingalls Industries Inc.	1,250,103	349,891
	Crane Co.	1,559,759	347,935
	Watts Water Technologies Inc. Class A	872,593	341,577
	Valmont Industries Inc.	585,088	337,947
	Argan Inc.	421,109	336,277
	Donaldson Co. Inc.	3,680,446	330,394
*	Chart Industries Inc.	1,517,628	317,093
*	TopBuild Corp.	892,592	316,451
	Jack Henry & Associates Inc.	2,256,211	310,771
	Ryder System Inc.	1,167,179	307,867
*	Vicor Corp.	806,482	306,286
	Oshkosh Corp.	1,981,465	304,115
	Flowserve Corp.	4,055,510	300,757
	Toro Co.	3,074,744	299,542
*	Planet Labs PBC Class A	8,985,296	297,683
*	Kratos Defense & Security Solutions Inc.	5,955,327	296,933
	Allison Transmission Holdings Inc.	2,633,293	296,877
[1]	HEICO Corp.	817,545	291,201
*	Builders FirstSource Inc.	3,245,544	290,411

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Core & Main Inc. Class A	5,979,615	288,516
	ESCO Technologies Inc.	823,404	288,224
	CNH Industrial NV	25,622,227	287,738
	AECOM	4,077,525	284,611
	AAON Inc.	2,210,688	280,448
	Simpson Manufacturing Co. Inc.	1,305,499	273,306
	EnerSys	1,158,923	270,979
*	Everus Construction Group Inc.	1,621,579	269,101
	Powell Industries Inc.	926,418	265,289
	Ralliant Corp.	3,558,682	262,026
	Zurn Elkay Water Solutions Corp.	5,037,773	254,559
	AptarGroup Inc.	2,026,475	253,715
	Enpro Inc.	669,896	252,504
	UL Solutions Inc. Class A	2,469,726	251,566
	Terex Corp.	3,447,324	249,552
*,1	MYR Group Inc.	494,775	247,585
	JBT Marel Corp.	1,655,025	239,979
	Tetra Tech Inc.	8,250,763	238,365
*	StandardAero Inc.	7,915,522	236,753
	Federal Signal Corp.	1,841,314	236,590
	AGCO Corp.	1,953,903	233,882
*	Axalta Coating Systems Ltd.	6,801,852	232,759
*	Fluor Corp.	4,436,659	232,437
*	Kirby Corp.	1,698,873	230,996
	Booz Allen Hamilton Holding Corp.	3,800,915	230,602
*	Forgent Power Solutions Inc. Class A	4,075,015	227,630
	Arcosa Inc.	1,559,304	226,551
*	Gates Industrial Corp. plc	8,077,215	225,920
	Landstar System Inc.	1,078,005	222,942
	A O Smith Corp.	3,551,558	222,754
*	Middleby Corp.	1,292,855	222,384
	Eagle Materials Inc.	982,464	221,054
	Sensata Technologies Holding plc	4,611,457	220,151
	Granite Construction Inc.	1,389,229	219,609
	Armstrong World Industries Inc.	1,355,589	217,464
	MSA Safety Inc.	1,223,878	213,665
*	Mercury Systems Inc.	1,716,595	209,991
*	IES Holdings Inc.	285,054	209,418
	VSE Corp.	891,143	203,626
	GATX Corp.	1,128,530	199,964
*,1	AeroVironment Inc.	1,205,533	198,997
	Fortune Brands Innovations Inc.	3,601,450	197,720
*	Mohawk Industries Inc.	1,548,824	187,919
*	GXO Logistics Inc.	3,652,190	185,166
	Esab Corp.	1,835,080	180,994
*	Karman Holdings Inc.	3,574,008	178,414
	Sonoco Products Co.	3,136,538	176,744
	Matson Inc.	912,813	175,470
	Brunswick Corp.	2,063,199	173,804
*	AAR Corp.	1,198,305	171,274
	MSC Industrial Direct Co. Inc. Class A	1,420,726	168,995
	Installed Building Products Inc.	727,938	167,309
*,1	Joby Aviation Inc.	18,754,457	167,290
*	Trex Co. Inc.	3,299,536	165,109
*	Construction Partners Inc. Class A	1,372,824	163,050
*	ACI Worldwide Inc.	3,234,383	162,657
	Primoris Services Corp.	1,636,723	162,232
	WillScot Holdings Corp.	5,457,847	157,513
	Louisiana-Pacific Corp.	1,995,811	156,991
*	Legence Corp. Class A	1,830,840	156,043
*	CECO Environmental Corp.	1,676,812	152,154
	Herc Holdings Inc.	1,059,951	151,933
*	Knife River Corp.	1,805,758	151,052
	Genpact Ltd.	5,392,725	148,300
	Belden Inc.	1,236,406	148,257
*,1	WEX Inc.	1,046,700	147,679
*	RXO Inc.	5,234,958	144,433
	CSW Industrials Inc.	517,891	144,129
*	FTI Consulting Inc.	955,982	142,451
*	Paylocity Holding Corp.	1,362,484	142,420

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
	AZZ Inc.	905,306	140,368
	Badger Meter Inc.	928,716	137,803
	Standex International Corp.	384,612	137,564
	Bel Fuse Inc. Class B	406,080	135,241
	Griffon Corp.	1,382,272	134,813
*	Resideo Technologies Inc.	4,330,150	134,668
	Silgan Holdings Inc.	2,857,161	132,544
*	Mirion Technologies Inc. Class A	7,374,180	132,219
*,1	Ondas Inc.	15,742,488	129,718
	Vontier Corp.	4,460,979	129,368
	Mueller Water Products Inc. Class A	4,965,535	128,260
	Franklin Electric Co. Inc.	1,192,935	127,871
*	Remitly Global Inc.	5,686,053	127,424
	Brink's Co.	1,308,188	123,611
*	Itron Inc.	1,411,549	122,141
	UniFirst Corp.	461,706	122,103
	ADT Inc.	18,703,567	121,573
	International Seaways Inc.	1,574,819	120,615
	Brady Corp. Class A	1,313,792	120,304
	Otter Tail Corp.	1,336,888	120,293
*,1	Loar Holdings Inc.	1,487,672	119,921
*	ExlService Holdings Inc.	4,610,596	119,230
*	GEO Group Inc.	4,021,258	118,828
	Tutor Perini Corp.	1,423,531	118,110
	Kadant Inc.	375,560	118,012
*	Hayward Holdings Inc.	6,541,440	113,232
	Korn Ferry	1,644,806	109,511
*	OSI Systems Inc.	496,586	108,603
	Leonardo DRS Inc.	2,538,727	108,327
*	BILL Holdings Inc.	2,838,141	102,627
*,1	Madison Air Solutions Corp. Class A	2,613,032	101,908
	ArcBest Corp.	708,565	101,707
*	NCR Atleos Corp.	2,342,260	101,678
	HB Fuller Co.	1,730,743	100,885
	Graphic Packaging Holding Co.	9,427,530	99,649
*,1	Intuitive Machines Inc. Class A	4,585,899	98,092
*,1	Archer Aviation Inc. Class A	20,551,314	97,208
*	Amentum Holdings Inc.	4,654,446	96,207
*	Versigent plc	2,256,352	94,789
	Robert Half Inc.	3,080,243	94,563
	McGrath RentCorp	780,993	94,524
*	Symbotic Inc. Class A	2,096,270	94,227
	Helios Technologies Inc.	1,049,626	93,679
*	Sezzle Inc.	536,116	92,014
	Exponent Inc.	1,538,776	90,418
*	CoreCivic Inc.	2,974,542	90,367
	Maximus Inc.	1,669,349	89,744
	Patrick Industries Inc.	993,532	89,199
[1]	GPGI Inc. Class A	5,536,665	87,756
	Trinity Industries Inc.	2,523,268	87,255
	Boise Cascade Co.	1,122,758	87,160
*,1	Shift4 Payments Inc. Class A	1,766,538	85,924
	Kennametal Inc.	2,427,472	85,083
*	Ducommun Inc.	453,751	84,039
	Werner Enterprises Inc.	1,907,176	83,172
*	Astronics Corp.	1,016,462	82,598
*	Centuri Holdings Inc.	2,727,647	82,484
	ABM Industries Inc.	1,857,097	82,158
	Atkore Inc.	1,074,956	81,740
*	Euronet Worldwide Inc.	1,091,458	79,884
	Crane NXT Co.	1,556,497	79,630
*	Blue Bird Corp.	1,006,416	79,467
*,1	Firefly Aerospace Inc.	2,608,040	76,676
	Western Union Co.	9,897,042	76,207
	Hub Group Inc. Class A	1,737,483	76,084
*	V2X Inc.	995,891	74,254
*,1	Redwire Corp.	6,003,210	73,419
	Greif Inc. Class A	947,606	70,587
	Pitney Bowes Inc.	3,874,529	67,882
	Albany International Corp. Class A	904,554	67,389

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	DXP Enterprises Inc.	395,460	66,730
*	Babcock & Wilcox Enterprises Inc.	4,494,204	63,368
*,1	Eos Energy Enterprises Inc.	10,776,328	63,365
*,1	Masterbrand Inc.	6,146,594	63,248
*	Proto Labs Inc.	757,243	61,723
	Gorman-Rupp Co.	670,991	61,557
*	Flywire Corp.	3,486,131	61,251
*	Payoneer Global Inc.	8,541,197	60,813
*,1	Arxis Inc. Class A	1,308,781	60,387
	Enerpac Tool Group Corp. Class A	1,630,147	58,457
*	Vishay Precision Group Inc.	370,624	55,560
*	Cimpress plc	537,880	54,702
	EVERTEC Inc.	1,947,883	54,112
	Alamo Group Inc.	328,266	53,996
*	Amprius Technologies Inc.	3,824,005	53,001
*	Hillman Solutions Corp.	6,255,071	52,793
*,1	Voyager Technologies Inc. Class A	1,614,241	52,059
*	CBIZ Inc.	1,619,505	51,954
*	Vestis Corp.	3,569,419	51,828
	Allient Inc.	485,604	49,983
	ManpowerGroup Inc.	1,474,038	49,778
	Schneider National Inc. Class B	1,321,352	48,269
*	Marqeta Inc. Class A	11,814,661	47,968
	Tennant Co.	540,011	47,273
	TriMas Corp.	1,027,954	46,289
*,1	PureCycle Technologies Inc.	5,693,810	46,177
*,1	Cardinal Infrastructure Group Inc. Class A	490,070	46,165
	Greenbrier Cos. Inc.	933,203	45,736
*,1	Red Cat Holdings Inc.	4,213,372	44,872
	Insperity Inc.	1,083,350	44,753
	Astec Industries Inc.	730,149	44,678
*,1	First Advantage Corp.	2,467,262	44,534
*	Huron Consulting Group Inc.	490,296	44,205
*	O-I Glass Inc.	4,586,590	44,169
*	Paymentus Holdings Inc. Class A	1,808,811	43,701
*	Graham Corp.	348,546	43,147
*	Gibraltar Industries Inc.	940,382	42,411
	ICF International Inc.	578,791	42,171
	Myers Industries Inc.	1,192,080	42,092
*,1	Alliance Laundry Holdings Inc.	1,582,483	41,967
	Napco Security Technologies Inc.	1,083,024	41,133
	Lindsay Corp.	328,872	40,714
	TriNet Group Inc.	803,191	39,750
	Douglas Dynamics Inc.	698,543	37,686
*	Willdan Group Inc.	452,947	35,828
*,1	Enovix Corp.	5,896,928	35,794
	Perella Weinberg Partners Class A	2,148,879	34,296
	United States Lime & Minerals Inc.	316,789	33,158
	Deluxe Corp.	1,385,257	33,080
*,1	LightPath Technologies Inc. Class A	2,009,127	32,849
	Preformed Line Products Co.	77,563	31,844
*	BrightView Holdings Inc.	2,239,715	31,737
*	Evolv Technologies Holdings Inc.	5,470,511	31,729
	Marten Transport Ltd.	1,802,645	31,276
*	Donnelley Financial Solutions Inc.	745,065	31,255
*	Pattern Group Inc. Class A	1,234,545	31,098
*	Upwork Inc.	3,687,208	30,825
*	Legalzoom.com Inc.	4,936,840	30,263
	Apogee Enterprises Inc.	647,688	29,625
	LSI Industries Inc.	1,098,589	29,201
	CRA International Inc.	196,438	27,953
*,1	BlackSky Technology Inc. Class A	992,423	27,708
*	Transcat Inc.	298,264	27,670
	Quanex Building Products Corp.	1,449,240	26,985
	Cadre Holdings Inc.	943,854	26,909
	Barrett Business Services Inc.	745,854	26,493
*	Limbach Holdings Inc.	340,369	26,208
*,1	Applied Aerospace & Defense Inc.	1,085,779	24,734
*	CryoPort Inc.	1,523,868	23,925
*	Beta Technologies Inc. Class A	1,419,170	23,771

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Kforce Inc.	503,375	23,618
*	Janus International Group Inc.	4,160,035	23,088
*	Green Dot Corp. Class A	1,687,869	22,803
	Heartland Express Inc.	1,493,433	22,730
*	Target Hospitality Corp.	1,112,972	22,660
*	Everforth Inc.	1,228,711	21,957
	Park Aerospace Corp.	574,970	21,941
	Covenant Logistics Group Inc. Class A	487,827	21,552
*	Custom Truck One Source Inc.	1,820,142	21,496
*	Mayville Engineering Co. Inc.	556,284	20,838
*,1	Onterris Inc.	1,030,253	20,821
	Willis Lease Finance Corp.	90,441	20,693
*	Hyliion Holdings Corp.	3,939,397	20,524
*	Orion Group Holdings Inc.	1,217,157	20,473
	Cass Information Systems Inc.	393,181	20,178
	National Presto Industries Inc.	158,913	19,863
*,1	EquipmentShare.com Inc. Class A	1,009,268	19,842
*	Verra Mobility Corp. Class A	4,609,661	19,591
*,1	Spire Global Inc. Class A	1,045,938	19,454
*,1	Terrestrial Energy Inc.	2,699,400	19,112
*	Satellogic Inc. Class A	3,279,056	18,756
	Miller Industries Inc.	346,121	17,704
	Insteel Industries Inc.	578,931	17,484
*,1	Resolute Holdings Management Inc.	120,253	17,380
*	Atlanticus Holdings Corp.	166,213	16,995
*,1	Aevex Corp. Class A	808,358	16,887
	Mesa Laboratories Inc.	168,511	16,775
*	Aspen Aerogels Inc.	2,642,312	16,752
	Wabash National Corp.	1,228,450	16,584
	Ennis Inc.	772,632	16,418
	Luxfer Holdings plc	872,774	15,745
	FTAI Infrastructure Inc.	3,368,534	15,630
*,1	Astronics Corp. Class B	201,825	15,339
*	Titan International Inc.	1,979,364	15,261
*	Manitowoc Co. Inc.	1,094,033	15,196
*	3D Systems Corp.	4,935,780	14,906
*,1	York Space Systems Inc.	602,564	14,835
*	BlueLinx Holdings Inc.	236,475	14,633
*	Mistras Group Inc.	813,148	14,206
*	Titan Machinery Inc.	665,112	14,047
*	Energy Recovery Inc.	1,537,828	13,871
*	Frequency Electronics Inc.	205,108	13,609
*	L B Foster Co. Class A	297,346	13,431
*,1	ERock Inc. Class A	919,592	13,334
*	Bowman Consulting Group Ltd.	449,867	13,136
*,1	Andersen Group Inc. Class A	344,004	12,976
	Columbus McKinnon Corp.	856,762	12,963
*,1	I3 Verticals Inc. Class A	594,147	12,691
*	M-Tron Industries Inc.	124,695	12,364
*	International Money Express Inc.	854,723	12,351
	Park-Ohio Holdings Corp.	321,188	12,350
*,1	Forward Air Corp.	888,368	12,002
*	Cross Country Healthcare Inc.	899,990	11,889
*	Matrix Service Co.	839,781	11,505
	Hyster-Yale Inc.	324,903	11,391
	Kelly Services Inc. Class A	906,075	11,127
*	Ranpak Holdings Corp. Class A	1,494,992	10,928
*	Strata Critical Medical Inc.	2,035,936	10,729
	Bel Fuse Inc. Class A	36,316	10,576
*	Radiant Logistics Inc.	1,103,845	10,442
*	IBEX Holdings Ltd.	341,800	10,380
*	Power Solutions International Inc.	256,749	9,985
*,1	Richtech Robotics Inc. Class B	4,560,442	9,623
	Twin Disc Inc.	409,791	9,507
	Karat Packaging Inc.	283,933	9,500
*,1	Lightbridge Corp.	1,074,058	9,441
*	Paysign Inc.	1,149,030	9,411
*	Repay Holdings Corp. Class A	2,220,966	9,328
*,1	Virgin Galactic Holdings Inc.	3,205,804	9,265
*	Innovative Solutions & Support Inc.	470,996	8,478

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	TSS Inc.	679,327	8,356
*,1	Forward Industries Inc.	1,953,760	8,245
*	Distribution Solutions Group Inc.	294,752	8,061
*,1	Eve Holding Inc.	3,209,892	8,057
	Quad/Graphics Inc.	924,833	7,796
*	Concrete Pumping Holdings Inc.	641,986	7,736
*	ZipRecruiter Inc. Class A	2,039,985	7,650
	Alight Inc. Class A	13,605,046	7,619
*,1	Velo3D Inc.	426,100	7,478
*	AerSale Corp.	1,182,911	7,476
*,1	Sidus Space Inc. Class A	2,598,013	7,300
*,1	Microvast Holdings Inc.	6,186,113	7,238
*	Franklin Covey Co.	286,266	7,022
*	Hudson Technologies Inc.	1,189,633	6,829
*,1	Suncrete Inc. Class A	298,400	6,723
*,1	Palladyne AI Corp.	1,054,499	6,411
*,1	Advantage Solutions Inc.	144,810	6,262
*,1	Sky Harbour Group Corp. Class A	633,936	6,238
*,1	Taylor Devices Inc.	104,478	6,131
*	TrueBlue Inc.	875,834	6,105
*	Conduent Inc.	4,180,353	6,103
*	Core Molding Technologies Inc.	247,956	5,852
*,1	Priority Technology Holdings Inc.	876,964	5,849
*	RF Industries Ltd.	267,145	5,666
*	AirJoule Technologies Corp.	974,664	5,400
*	Alta Equipment Group Inc.	798,858	5,169
*	Proficient Auto Logistics Inc.	755,521	5,145
	Information Services Group Inc.	1,214,867	4,993
*	Acacia Research Corp.	1,067,521	4,975
*,1	AIRO Group Holdings Inc.	662,760	4,898
*	Gencor Industries Inc.	324,811	4,846
	Espey Manufacturing & Electronics Corp.	70,990	4,781
*,1	AmpliTech Group Inc.	681,801	4,745
*,1	NeoVolta Inc.	1,485,500	4,679
*	Commercial Vehicle Group Inc.	983,059	4,542
	Kronos Worldwide Inc.	710,203	4,496
	Eastern Co.	159,470	4,441
*	Hurco Cos. Inc.	185,393	4,245
*	DHI Group Inc.	1,135,352	4,212
*,1	Energous Corp.	167,400	4,026
*,1	FreightCar America Inc.	398,314	3,880
*	CPI Card Group Inc.	183,576	3,815
*	JELD-WEN Holding Inc.	2,500,328	3,751
	Resources Connection Inc.	881,517	3,746
*	CEA Industries Inc.	1,354,338	3,684
*,1	Byrna Technologies Inc.	534,505	3,587
*,1	SKYX Platforms Corp.	2,926,517	3,234
*	Broadwind Inc.	660,523	3,190
*	INNOVATE Corp.	170,304	3,180
*,1	Tecogen Inc.	579,798	3,027
*	Forrester Research Inc.	351,436	2,956
	Universal Logistics Holdings Inc.	198,903	2,944
*	ITG Inc. Class A	177,017	2,832
	EVI Industries Inc.	183,833	2,717
*	SIFCO Industries Inc.	113,584	2,658
*,1	SoundThinking Inc.	291,981	2,642
	TaskUS Inc. Class A	546,444	2,557
*	Smith-Midland Corp.	84,226	2,443
*,1	PAMT Corp.	166,612	2,334
*	Alpha Pro Tech Ltd.	405,443	2,279
*	Ultralife Corp.	339,593	2,146
*	Optex Systems Holdings Inc.	148,398	2,082
	HireQuest Inc.	165,094	2,074
	BGSF Inc.	351,919	2,009
*,1	AEye Inc.	1,378,148	1,985
*	Research Solutions Inc.	826,297	1,917
*	Usio Inc.	727,294	1,804
*,1	Starfighters Space Inc.	330,189	1,757
*,1	Safe Pro Group Inc.	400,847	1,736
*	Bridger Aerospace Group Holdings Inc.	874,540	1,679

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Coda Octopus Group Inc.	165,864	1,621
*	Fuel Tech Inc.	731,730	1,617
*	CPI Aerostructures Inc.	301,833	1,567
*	Where Food Comes From Inc.	124,046	1,538
*,1	Odyssey Marine Exploration Inc. Class B	1,786,206	1,519
*,1	AgEagle Aerial Systems Inc.	1,677,109	1,495
*	Team Inc.	86,426	1,493
*,1	Wrap Technologies Inc.	1,095,555	1,413
	NLI Holdings Inc.	229,049	1,363
*	Sono-Tek Corp.	222,267	1,360
*,1	Visionwave Holdings Inc.	309,000	1,329
*,1	TTEC Holdings Inc.	611,099	1,186
*,1	JFB Construction Holdings Class A	234,378	1,127
*	Star Equity Holdings Inc.	105,380	1,123
*	VirTra Inc.	324,290	1,018
*	Shimmick Corp.	221,584	1,013
[1]	Public Policy Holding Co. Inc.	136,399	1,011
*,1	Birchtech Corp.	487,529	999
*	Orion Energy Systems Inc.	84,610	989
*	Sypris Solutions Inc.	385,404	937
*,1	Solidion Technology Inc.	85,900	798
*,1	Skillsoft Corp.	153,455	795
*	GEE Group Inc.	3,749,016	787
*,1	Air T Inc.	30,856	785
*,1	Knightscope Inc. Class A	352,941	745
*,1	Workhorse Group Inc.	240,722	739
*,1	RYTHM Inc.	28,547	727
*	LGL Group Inc.	78,527	543
*	Dragonfly Energy Holdings Corp.	247,903	486
*	Pioneer Power Solutions Inc.	104,865	413
*,1	374Water Inc.	214,145	407
*	Flux Power Holdings Inc.	467,211	404
*	TOMI Environmental Solutions Inc.	474,303	391
*,1	T3 Defense Inc.	2,169,138	371
*	Xos Inc.	121,605	367
*	Bimergen Energy Corp.	86,520	352
*	Acorn Energy Inc.	19,799	337
*	ClearSign Technologies Corp.	59,026	217
*	Southland Holdings Inc.	306,415	203
*,1	Cloudastructure Inc. Class A	579,900	197
*,1	VenHub Global Inc.	186,182	196
*,1	Stardust Power Inc.	121,646	190
*	Electro-Sensors Inc.	18,604	143
*,1	CISO Global Inc.	433,900	120
*	Air Industries Group	32,062	97
*,1	Armlogi Holding Corp.	321,257	96
*,1	MultiSensor AI Holdings Inc.	13,569	71
*	Rain Enhancement Technologies Holdco Inc. Class A	11,700	24
*,1	Arrive AI Inc.	13,000	6
*,1	Toppoint Holdings Inc.	3,300	4
*,1,2	Hyzon Motors Inc. Class A	52,830	—
			286,692,119
Real Estate (2.2%)
	Welltower Inc.	22,413,773	5,087,254
	Prologis Inc.	29,599,227	4,009,807
	Equinix Inc.	3,131,440	3,264,182
	American Tower Corp.	14,793,759	2,419,815
	Simon Property Group Inc.	9,779,266	2,187,133
	Digital Realty Trust Inc.	11,158,220	2,003,793
	Realty Income Corp.	29,604,877	1,834,318
	Public Storage	5,016,976	1,596,954
	Ventas Inc.	15,434,484	1,370,582
*	CBRE Group Inc. Class A	9,296,940	1,252,205
	Iron Mountain Inc.	8,975,349	1,133,676
	Crown Castle Inc.	13,856,427	1,049,347
	Extra Space Storage Inc.	6,706,573	974,465
	VICI Properties Inc. Class A	31,796,214	844,189
	AvalonBay Communities Inc.	4,417,732	833,582
	Equity Residential	11,897,062	808,167

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Essex Property Trust Inc.	2,039,853	594,801
	SBA Communications Corp.	3,368,485	594,403
	Invitation Homes Inc.	18,862,131	569,825
	Weyerhaeuser Co.	22,897,751	548,172
	Kimco Realty Corp.	21,400,568	542,504
	Host Hotels & Resorts Inc.	21,741,042	515,480
	Mid-America Apartment Communities Inc.	3,694,962	513,378
	WP Carey Inc.	7,066,687	505,268
	Sun Communities Inc.	3,910,191	468,871
	Healthpeak Properties Inc.	21,889,433	468,434
	Regency Centers Corp.	5,814,607	463,657
*	Jones Lang LaSalle Inc.	1,472,523	456,408
	Omega Healthcare Investors Inc.	9,461,211	451,111
	Lamar Advertising Co. Class A	2,765,075	431,296
	UDR Inc.	10,312,837	411,688
	Equity LifeStyle Properties Inc.	6,153,818	396,614
	Gaming & Leisure Properties Inc.	8,535,439	380,083
*	CoStar Group Inc.	12,967,853	367,250
	Camden Property Trust	3,190,892	365,325
[1]	EastGroup Properties Inc.	1,705,333	345,381
	American Healthcare REIT Inc.	6,622,206	345,348
	American Homes 4 Rent Class A	10,285,707	344,777
	Federal Realty Investment Trust	2,742,947	338,589
[1]	BXP Inc.	5,067,482	336,025
	Brixmor Property Group Inc.	9,745,211	307,266
	CareTrust REIT Inc.	7,501,601	302,690
*	Compass Inc. Class A	23,730,376	292,596
	Alexandria Real Estate Equities Inc.	5,532,724	292,404
	Agree Realty Corp.	3,815,213	288,964
	CubeSmart	7,188,470	285,885
	NNN REIT Inc.	6,039,303	281,009
	First Industrial Realty Trust Inc.	4,213,037	258,301
	Ryman Hospitality Properties Inc.	1,905,272	244,923
	Rexford Industrial Realty Inc.	7,171,921	240,259
	STAG Industrial Inc.	6,075,944	231,250
	Macerich Co.	8,921,683	224,737
	Healthcare Realty Trust Inc. Class A	10,990,405	221,676
	Terreno Realty Corp.	3,376,102	218,670
	Vornado Realty Trust	5,377,402	211,332
	Essential Properties Realty Trust Inc.	6,864,968	204,919
	Rayonier Inc.	9,558,203	203,399
	Kite Realty Group Trust	6,444,748	182,902
	Outfront Media Inc.	5,310,720	173,979
[1]	Phillips Edison & Co. Inc.	3,996,955	166,353
*	Zillow Group Inc. Class C	5,119,663	161,372
	HA Sustainable Infrastructure Capital Inc.	4,076,637	159,193
	Cousins Properties Inc.	5,228,921	156,763
	Sabra Health Care REIT Inc.	8,003,802	156,154
	Millrose Properties Inc.	4,900,694	147,266
	Americold Realty Trust Inc.	9,050,292	142,271
	EPR Properties	2,432,193	141,092
	Kilroy Realty Corp.	3,692,546	138,360
	Tanger Inc.	3,470,573	136,984
	COPT Defense Properties	3,608,061	131,297
	Broadstone Net Lease Inc.	6,093,764	125,958
	Independence Realty Trust Inc.	7,498,893	125,157
[1]	SL Green Realty Corp.	2,256,182	116,803
*,1	Opendoor Technologies Inc.	24,511,421	113,243
	Apple Hospitality REIT Inc.	6,734,886	113,213
	National Health Investors Inc.	1,460,102	111,347
	Highwoods Properties Inc.	3,497,523	105,485
	National Storage Affiliates Trust	2,334,215	103,803
*	Cushman & Wakefield Ltd.	7,374,710	98,747
	LXP Industrial Trust	1,779,972	95,905
[1]	Lineage Inc.	2,175,103	94,073
	Curbline Properties Corp.	3,024,571	91,947
	Urban Edge Properties	3,996,677	91,444
	DigitalBridge Group Inc.	5,788,302	91,339
	Acadia Realty Trust	4,232,280	88,497
	InvenTrust Properties Corp.	2,480,108	87,796

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Park Hotels & Resorts Inc.	6,092,880	86,824
	Four Corners Property Trust Inc.	3,481,631	85,474
	St. Joe Co.	1,274,897	79,847
	DiamondRock Hospitality Co.	6,501,186	79,184
[1]	Medical Properties Trust Inc.	15,236,199	70,391
	Newmark Group Inc. Class A	4,491,625	67,868
*	Howard Hughes Holdings Inc.	948,001	67,773
	Sunstone Hotel Investors Inc.	5,900,768	67,564
[1]	Pebblebrook Hotel Trust	3,421,609	66,413
[1]	Janus Living Inc. Class A	2,299,682	66,093
[1]	NETSTREIT Corp.	3,104,513	65,598
	Diversified Healthcare Trust	6,948,699	64,623
	Getty Realty Corp.	1,918,524	64,002
	LTC Properties Inc.	1,628,110	62,601
	Global Net Lease Inc.	6,735,980	60,220
	Xenia Hotels & Resorts Inc.	2,934,074	59,738
[1]	Douglas Emmett Inc.	5,040,592	59,479
[1]	Innovative Industrial Properties Inc.	907,378	56,239
	Smartstop Self Storage REIT Inc.	1,678,879	54,564
	Sila Realty Trust Inc.	1,759,383	53,415
[1]	RLJ Lodging Trust	4,342,058	51,453
	UMH Properties Inc.	2,437,382	36,902
*	Piedmont Realty Trust Inc.	3,996,433	36,567
	American Assets Trust Inc.	1,459,929	36,046
	Easterly Government Properties Inc. Class A	1,403,123	34,980
	Service Properties Trust	18,576,241	31,394
	CBL & Associates Properties Inc.	588,809	31,260
*,1	Zillow Group Inc. Class A	982,013	30,806
	Centerspace	535,463	30,088
	Whitestone REIT	1,544,617	29,286
*,1	Fermi Inc.	3,041,000	27,856
	JBG SMITH Properties	1,869,868	27,431
*	Hudson Pacific Properties Inc.	1,710,339	25,980
	Empire State Realty Trust Inc. Class A	4,307,525	23,304
	Summit Hotel Properties Inc.	3,257,007	22,832
	Marcus & Millichap Inc.	725,192	22,604
	CTO Realty Growth Inc.	1,003,898	21,594
[1]	Postal Realty Trust Inc. Class A	835,668	20,591
*	Forestar Group Inc.	642,441	20,333
	NexPoint Residential Trust Inc.	686,492	19,167
	Gladstone Commercial Corp.	1,542,594	18,974
	Chatham Lodging Trust	1,398,838	18,507
	Industrial Logistics Properties Trust	2,020,716	17,924
	Alexander's Inc.	64,283	17,714
	Universal Health Realty Income Trust	400,497	17,566
*,1	National Healthcare Properties Inc. Class A	1,186,581	17,383
	AH Realty Trust Inc.	2,428,773	17,196
	AGNT Inc.	3,137,559	16,974
	Brandywine Realty Trust	5,237,949	16,604
	Community Healthcare Trust Inc.	864,619	15,805
	Chiron Real Estate Inc.	398,505	14,952
	Saul Centers Inc.	392,926	14,691
[1]	FrontView REIT Inc.	691,505	13,989
	Apartment Investment & Management Co. Class A	4,366,657	12,969
*	Tejon Ranch Co.	675,522	12,632
	Farmland Partners Inc.	1,233,055	11,936
	One Liberty Properties Inc.	484,843	11,840
	Gladstone Land Corp.	1,302,220	11,108
	Alpine Income Property Trust Inc.	491,177	10,197
	RMR Group Inc. Class A	494,549	10,153
*	FRP Holdings Inc.	359,891	8,994
*	Blackstone Digital Infrastructure Trust Inc.	320,632	6,935
*,1	Seaport Entertainment Group Inc.	251,282	6,684
*	Stratus Properties Inc.	228,838	6,579
	SITE Centers Corp.	1,540,898	6,117
	Modiv Industrial Inc. Class C	316,611	5,509
	NET Lease Office Properties	464,848	5,174
	Orion Properties Inc.	1,785,530	5,160
	BRT Apartments Corp.	324,444	4,987
*	RE/MAX Holdings Inc. Class A	448,289	4,420

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Braemar Hotels & Resorts Inc.	2,021,078	4,366
	Elme Communities	2,827,538	4,185
*	Maui Land & Pineapple Co. Inc.	221,111	3,931
*	Douglas Elliman Inc.	2,149,365	3,804
*	Star Holdings	388,033	3,543
*	Seritage Growth Properties Class A	1,253,959	3,298
	Strawberry Fields REIT Inc.	218,452	3,004
*	AMREP Corp.	108,503	2,736
*	Comstock Holding Cos. Inc. Class A	111,543	1,784
	Global Self Storage Inc.	312,824	1,639
*	Altisource Portfolio Solutions SA	203,966	1,530
	Franklin Street Properties Corp.	2,694,319	1,388
	Bluerock Homes Trust Inc.	106,728	961
	Clipper Realty Inc.	288,460	785
*	Transcontinental Realty Investors Inc.	12,858	591
*	Fathom Holdings Inc.	541,054	546
*	Ashford Hospitality Trust Inc.	167,593	543
*	Mobile Infrastructure Corp. Class A	344,020	475
*,1	Offerpad Solutions Inc.	86,888	429
*	CKX Lands Inc.	18,960	205
*,2	New York REIT Liquidating LLC	19,100	38
*	American Strategic Investment Co. Class A	2,926	28
*,1	reAlpha Tech Corp.	12,073	23
			51,701,069
Technology (41.0%)
	NVIDIA Corp.	729,979,396	146,061,577
	Apple Inc.	466,352,406	134,943,733
	Microsoft Corp.	235,866,969	87,983,097
	Alphabet Inc. Class A	186,207,931	66,545,128
	Broadcom Inc.	150,335,443	56,789,214
	Alphabet Inc. Class C	148,302,414	52,399,692
	Micron Technology Inc.	35,807,778	41,332,560
	Meta Platforms Inc. Class A	69,728,912	39,277,599
*	Advanced Micro Devices Inc.	51,774,792	30,076,494
	Applied Materials Inc.	25,209,849	18,226,721
*	Intel Corp.	127,668,160	17,826,305
	Lam Research Corp.	39,708,147	17,206,731
	KLA Corp.	41,477,167	12,514,076
*	Sandisk Corp.	4,702,116	10,691,342
*	Palo Alto Networks Inc.	25,909,717	8,835,732
	Texas Instruments Inc.	28,896,975	8,613,321
	Marvell Technology Inc.	28,491,783	8,487,417
	International Business Machines Corp.	29,843,467	8,392,281
*	Palantir Technologies Inc. Class A	69,259,747	8,080,535
	Oracle Corp.	54,792,392	8,029,825
	Western Digital Corp.	10,944,346	6,990,373
	Amphenol Corp. Class A	39,062,872	6,887,566
	Seagate Technology Holdings plc	7,119,689	6,870,500
	Corning Inc.	24,547,862	6,270,260
	QUALCOMM Inc.	33,466,929	6,184,354
	Analog Devices Inc.	15,466,088	6,142,666
*	Crowdstrike Holdings Inc. Class A	7,679,273	5,860,360
*	AppLovin Corp. Class A	8,736,431	4,501,271
	Vertiv Holdings Co. Class A	12,196,072	4,083,489
	Dell Technologies Inc. Class C	9,288,635	4,007,674
	Salesforce Inc.	24,705,895	3,870,426
*	Cadence Design Systems Inc.	8,757,907	3,287,018
*	ServiceNow Inc.	32,737,259	3,250,155
*	Fortinet Inc.	19,772,950	3,037,521
*	Datadog Inc. Class A	10,504,461	2,734,941
*	Synopsys Inc.	6,079,993	2,712,102
*	Snowflake Inc. Class A	10,455,484	2,660,921
*	Adobe Inc.	12,834,019	2,631,231
*	Cloudflare Inc. Class A	10,145,865	2,488,578
*	Coherent Corp.	6,211,889	2,450,404
	Teradyne Inc.	4,970,572	2,404,962
*,1	Astera Labs Inc.	4,898,185	2,365,921
	Intuit Inc.	8,685,629	2,266,949
*	DoorDash Inc. Class A	11,755,244	2,169,195

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Monolithic Power Systems Inc.	1,482,095	2,048,789
	Hewlett Packard Enterprise Co.	42,131,781	1,900,565
*	Flex Ltd.	11,633,335	1,885,415
	TE Connectivity plc	9,268,738	1,868,670
	Microchip Technology Inc.	17,213,248	1,569,848
*	Credo Technology Group Holding Ltd.	5,271,100	1,433,476
*	Autodesk Inc.	6,704,338	1,303,457
	Jabil Inc.	3,350,140	1,291,412
*,1	CoreWeave Inc. Class A	12,079,236	1,202,367
*	ON Semiconductor Corp.	12,444,398	1,176,493
	Qnity Electronics Inc.	6,647,853	1,085,661
	Roper Technologies Inc.	3,204,264	1,084,291
*	Twilio Inc. Class A	4,817,826	994,062
	NetApp Inc.	6,264,951	969,564
*	Strategy Inc.	10,504,713	913,175
	Entegris Inc.	4,840,754	870,658
*	MACOM Technology Solutions Holdings Inc.	2,180,240	829,298
*	MongoDB Inc.	2,428,437	815,712
*	Everpure Inc. Class A	10,022,750	789,692
*	Workday Inc. Class A	6,382,972	781,403
*	F5 Inc.	1,791,148	745,046
*	Reddit Inc. Class A	4,282,672	743,386
*	Okta Inc.	5,338,825	728,483
*	Zoom Communications Inc.	7,983,119	689,023
*	Lattice Semiconductor Corp.	4,351,864	665,661
	VeriSign Inc.	2,600,267	654,123
*	Fabrinet	1,138,120	639,715
	HP Inc.	29,026,489	636,841
*	TTM Technologies Inc.	3,297,542	616,706
	TD SYNNEX Corp.	2,297,072	614,099
*	Onto Innovation Inc.	1,580,544	598,157
	Cognizant Technology Solutions Corp. Class A	15,047,193	582,778
	CDW Corp.	4,056,508	570,507
*,1	IonQ Inc.	10,668,270	568,192
*	Akamai Technologies Inc.	4,615,072	545,548
*	SiTime Corp.	712,040	530,869
*	Super Micro Computer Inc.	17,463,463	512,203
*	Semtech Corp.	2,958,231	478,790
*	Zscaler Inc.	3,335,986	470,874
*	Rambus Inc.	3,432,466	455,626
	Advanced Energy Industries Inc.	1,206,677	449,934
	Amkor Technology Inc.	5,115,783	441,134
*	Toast Inc. Class A	15,569,845	433,153
	Gen Digital Inc.	17,215,664	428,498
*	PTC Inc.	3,666,847	416,591
*	DigitalOcean Holdings Inc.	2,650,936	416,276
	Leidos Holdings Inc.	3,993,715	411,233
*	Sanmina Corp.	1,616,846	409,191
*	Nutanix Inc. Class A	7,999,513	407,655
*	Dynatrace Inc.	9,257,464	406,495
	SS&C Technologies Holdings Inc.	6,495,905	403,071
*	FormFactor Inc.	2,476,542	396,073
*	Atlassian Corp. Class A	5,069,852	394,384
*,1	Tyler Technologies Inc.	1,339,095	391,632
*	Rubrik Inc. Class A	4,749,594	381,297
*	Hut 8 Corp.	3,217,897	371,490
*	GoDaddy Inc. Class A	4,204,083	356,843
*	Unity Software Inc.	12,476,714	356,584
*	Arrow Electronics Inc.	1,624,322	346,647
*	MaxLinear Inc. Class A	2,701,477	345,870
*	Samsara Inc. Class A	10,603,829	343,882
*	Guidewire Software Inc.	2,686,402	330,562
*	CACI International Inc. Class A	700,847	324,674
[1]	Skyworks Solutions Inc.	4,779,939	324,080
*,1	Terawulf Inc.	12,589,016	310,949
*,1	Applied Digital Corp.	8,167,031	304,630
*,1	Cipher Digital Inc.	12,349,919	302,573
*,1	JFrog Ltd.	3,265,065	296,729
*	Pinterest Inc. Class A	13,775,417	289,697
	Match Group Inc.	7,411,472	282,007

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	HubSpot Inc.	1,544,345	281,858
*	Docusign Inc.	6,169,956	274,069
*	Allegro MicroSystems Inc.	3,841,976	267,478
*,1	D-Wave Quantum Inc.	11,075,421	265,699
*	Maplebear Inc.	5,599,014	265,113
*	Gartner Inc.	2,020,014	261,834
*	Manhattan Associates Inc.	1,879,044	261,657
*	Plexus Corp.	850,779	255,804
*,1	Core Scientific Inc.	9,591,147	245,437
[1]	BitMine Immersion Technologies Inc.	18,088,559	240,759
*	Cirrus Logic Inc.	1,605,459	238,459
	Vishay Intertechnology Inc.	4,413,721	237,370
*	Qorvo Inc.	2,515,767	234,646
	Avnet Inc.	2,603,449	231,238
*	Silicon Laboratories Inc.	1,046,466	228,716
*	ACM Research Inc. Class A	1,750,686	222,145
*,1	Cerebras Systems Inc. Class A	953,394	210,700
*,1	Rigetti Computing Inc.	10,017,839	193,545
*	Ultra Clean Holdings Inc.	1,350,971	192,635
*	Commvault Systems Inc.	1,310,698	185,765
*	Axcelis Technologies Inc.	977,065	185,105
*,1	Novanta Inc.	1,133,052	183,826
*	SentinelOne Inc. Class A	10,170,046	172,586
	Clear Secure Inc. Class A	3,034,832	169,131
	Paycom Software Inc.	1,285,992	161,623
*	Elastic NV	2,794,221	159,326
*	Procore Technologies Inc.	3,832,049	155,658
*	Qualys Inc.	1,121,495	154,194
*,1	Figma Inc. Class A	8,506,325	153,879
	Bentley Systems Inc. Class B	5,107,582	152,666
*	Diodes Inc.	1,386,182	151,704
	Science Applications International Corp.	1,369,432	151,199
*	Snap Inc. Class A	33,427,934	148,420
	Power Integrations Inc.	1,769,595	148,221
*	Zeta Global Holdings Corp. Class A	7,522,738	148,047
*	Varonis Systems Inc.	3,462,892	145,303
*	Synaptics Inc.	1,167,943	145,094
*	AXT Inc.	1,973,842	142,275
*,1	UiPath Inc. Class A	13,045,722	141,807
*	Xometry Inc. Class A	1,452,378	140,184
*	Veeco Instruments Inc.	1,842,220	139,640
*,1	ServiceTitan Inc. Class A	1,972,970	139,509
	KBR Inc.	4,024,642	138,971
*	Gitlab Inc. Class A	4,533,807	138,417
*,1	Life360 Inc.	2,446,990	135,465
*,1	Impinj Inc.	918,704	131,586
*	Tenable Holdings Inc.	3,507,611	129,361
*,1	EPAM Systems Inc.	1,576,580	125,102
*	Dropbox Inc. Class A	4,514,451	124,012
	Universal Display Corp.	1,408,278	121,943
*	Ouster Inc.	1,916,183	119,800
*	nLight Inc.	1,697,445	118,176
*	Ichor Holdings Ltd.	1,048,826	117,762
*	Insight Enterprises Inc.	958,776	116,779
*	Penguin Solutions Inc.	1,532,240	116,466
*	Navitas Semiconductor Corp. Class A	6,485,668	116,223
*	Appfolio Inc. Class A	724,113	116,112
*	Ambarella Inc.	1,321,666	113,399
*	Cleanspark Inc.	7,727,415	112,434
*	Box Inc. Class A	4,185,200	111,075
	Adeia Inc.	3,324,394	109,472
	Benchmark Electronics Inc.	1,080,918	106,654
*	Cohu Inc.	1,421,212	105,042
	Dolby Laboratories Inc. Class A	1,921,558	101,036
*,1	Teradata Corp.	2,840,880	98,437
*	Figure Technology Solutions Inc. Class A	3,189,997	97,965
*	IPG Photonics Corp.	807,733	94,763
*	NetScout Systems Inc.	2,149,800	93,624
*	Rogers Corp.	567,848	92,974
	RingCentral Inc. Class A	2,347,893	91,521

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Aehr Test Systems	951,202	91,372
*	CCC Intelligent Solutions Holdings Inc.	17,699,356	91,329
*	Q2 Holdings Inc.	1,888,813	90,852
*	People Inc.	1,964,758	90,693
*	Parsons Corp.	1,694,908	88,796
	Pegasystems Inc.	2,927,630	87,741
*	PDF Solutions Inc.	1,193,433	84,483
*	Agilysys Inc.	803,115	83,926
*,1	SoundHound AI Inc. Class A	12,739,533	82,425
*	Fastly Inc. Class A	4,485,467	82,353
*	Magnite Inc.	4,327,987	82,145
	A10 Networks Inc.	2,173,474	81,201
*	Kyndryl Holdings Inc.	7,152,448	80,894
*	Cargurus Inc. Class A	2,297,253	78,313
*	Workiva Inc. Class A	1,592,068	77,231
*	Freshworks Inc. Class A	7,606,691	76,980
*	Innodata Inc.	984,774	74,429
*,1	Quantinuum Inc. Class A	888,503	72,626
*	Alarm.com Holdings Inc.	1,493,011	69,753
	ePlus Inc.	833,980	69,412
*	LiveRamp Holdings Inc.	1,813,685	68,267
*,1	Stubhub Holdings Inc. Class A	5,018,320	64,586
*	Klaviyo Inc. Class A	4,233,025	63,919
*	SPS Commerce Inc.	1,110,399	63,482
*,1	Quantum Computing Inc.	6,448,295	62,548
*	Diebold Nixdorf Inc.	717,805	61,028
*	Ziff Davis Inc.	1,165,055	61,014
*,1	Navan Inc. Class A	2,638,792	60,349
*	Braze Inc. Class A	2,688,935	58,323
*,1	Netskope Inc. Class A	5,293,959	57,916
*	Bandwidth Inc. Class A	911,038	57,669
*	Photronics Inc.	1,770,048	57,580
*	Ambiq Micro Inc.	643,350	56,808
	CTS Corp.	861,811	56,181
*,1	BigBear.ai Holdings Inc.	15,235,467	55,914
*	Arteris Inc.	1,099,043	53,403
*	AvePoint Inc.	4,728,463	53,006
*,1	nCino Inc.	3,122,085	51,046
*,1	NextNav Inc.	2,806,454	50,039
*	Five9 Inc.	2,303,255	49,105
*,1	Wolfspeed Inc.	998,122	48,159
*	BlackLine Inc.	1,685,051	47,299
*	Digital Turbine Inc.	3,630,270	46,830
*	DoubleVerify Holdings Inc.	4,154,378	45,033
*	Progress Software Corp.	1,335,479	44,845
*,1	Keel Infrastructure Corp.	7,656,400	43,948
*	DXC Technology Co.	4,940,261	43,721
*,1	Blackbaud Inc.	1,457,849	43,182
*	Yelp Inc. Class A	1,662,874	40,774
*	SkyWater Technology Inc.	1,166,792	40,628
*	Intapp Inc.	1,593,999	40,185
	Ingram Micro Holding Corp.	1,457,500	39,979
*	CEVA Inc.	847,027	39,946
*,1	C3.ai Inc. Class A	4,254,833	38,676
*,1	Trump Media & Technology Group Corp.	4,865,031	37,655
	Concentrix Corp.	1,648,098	36,926
*	Alpha & Omega Semiconductor Ltd.	759,077	35,927
*,1	NCR Voyix Corp.	4,385,381	35,829
*,1	Alkami Technology Inc.	1,877,658	34,023
*	Aeva Technologies Inc.	1,181,516	33,933
*	Schrodinger Inc.	1,965,067	31,932
*	ScanSource Inc.	610,701	31,811
*	Backblaze Inc. Class A	1,768,455	28,048
*	Mitek Systems Inc.	1,374,995	27,679
	PC Connection Inc.	360,658	26,324
*,1	SailPoint Inc.	1,791,126	26,222
*	Appian Corp. Class A	1,144,415	26,207
*	NIQ Global Intelligence plc	2,788,887	26,076
*	Vertex Inc. Class A	2,255,642	25,895
*,1	indie Semiconductor Inc. Class A	5,642,438	25,335

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Kopin Corp.	5,539,947	24,819
*	Daktronics Inc.	1,219,871	23,861
*	Red Violet Inc.	359,375	22,899
*,1	Via Transportation Inc. Class A	1,236,731	22,434
*,1	PAR Technology Corp.	1,255,388	21,869
*	PagerDuty Inc.	2,208,380	21,311
*	Amplitude Inc. Class A	2,764,927	21,152
*	Consensus Cloud Solutions Inc.	554,206	21,143
*,1	Rackspace Technology Inc.	3,197,523	20,880
*	ZoomInfo Technologies Inc. Class A	6,993,025	20,490
*	EverQuote Inc. Class A	855,743	20,358
	Methode Electronics Inc.	1,066,057	20,223
*	Kimball Electronics Inc.	764,178	19,563
*,1	Asana Inc. Class A	2,772,868	19,410
*,1	Infleqtion Inc.	1,367,300	18,212
*,1	Kodiak AI Inc.	3,515,100	17,857
*,1	RUM Group Inc.	2,747,611	17,420
*	Nextdoor Holdings Inc.	7,244,814	16,446
*,1	Groupon Inc.	681,471	16,396
*	Sprinklr Inc. Class A	3,146,412	16,235
*	Rapid7 Inc.	2,001,967	16,216
	NVE Corp.	154,119	16,113
*,1	Z Squared Inc.	1,515,828	16,037
*	PubMatic Inc. Class A	1,207,349	15,840
	OneSpan Inc.	1,069,196	15,343
*	Cerence Inc.	1,271,166	14,390
*,1	Serve Robotics Inc.	2,163,769	14,238
*,1	Everspin Technologies Inc.	584,800	14,140
*	Powerfleet Inc.	3,618,222	13,858
*,1	Ibotta Inc. Class A	382,945	13,081
	Climb Global Solutions Inc.	563,559	13,080
*,1	Liftoff Mobile Inc.	529,417	12,717
*,1	One Stop Systems Inc.	693,556	12,609
*	Sprout Social Inc. Class A	1,642,550	12,401
*	Yext Inc.	2,621,347	12,242
*	Weave Communications Inc.	2,040,164	12,221
*	Grindr Inc.	844,619	12,137
*	Grid Dynamics Holdings Inc.	1,988,574	11,295
	Shutterstock Inc.	807,795	11,269
*	MediaAlpha Inc. Class A	882,700	11,096
*	Amtech Systems Inc.	443,626	10,239
*,1	Atomera Inc.	1,171,475	10,204
*,1	QuickLogic Corp.	510,749	10,200
*	Blend Labs Inc. Class A	5,884,916	10,063
*,1	Duos Technologies Group Inc.	832,986	9,996
*	Simulations Plus Inc.	537,490	9,841
[1]	Xerox Holdings Corp.	3,121,210	9,769
*,1	Aeluma Inc.	428,381	9,459
*	NerdWallet Inc. Class A	1,006,684	9,312
*	Bumble Inc. Class A	2,824,068	9,037
*	N-able Inc.	2,323,436	8,527
*	Telos Corp.	1,697,135	7,807
*	Unisys Corp.	2,112,468	7,732
	Hackett Group Inc.	710,875	7,656
*,1	GSI Technology Inc.	979,771	7,574
*	Viant Technology Inc. Class A	595,491	7,539
*	Rimini Street Inc.	1,748,629	7,449
	Richardson Electronics Ltd.	377,703	7,180
*,1	Datavault AI Inc. (XNCM)	19,144,550	6,701
*	AstroNova Inc.	234,433	6,674
*	inTEST Corp.	362,523	6,587
*	Commerce.com Inc.	2,174,813	6,437
	Immersion Corp.	945,008	6,398
*	Angi Inc. Class A	1,003,318	5,970
*	Asure Software Inc.	723,810	5,747
*	SmartRent Inc. Class A	4,755,163	5,659
*,1	Silvaco Group Inc.	386,112	5,324
*,1	Soluna Holdings Inc.	3,768,100	5,087
*,1	Blaize Holdings Inc.	3,611,806	4,984
*,1	KULR Technology Group Inc.	1,291,985	4,922

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Quantum Corp.	420,696	4,628
	AIB Data Centers Inc.	2,140,482	4,538
*,1	WidePoint Corp.	259,060	4,534
*,1	Freecast Inc. Class A	645,260	4,336
*,1	Digimarc Corp.	509,544	4,188
*,1	TON Strategy Co.	1,615,400	4,119
*	1stdibs.com Inc.	797,080	3,906
*,1	Veritone Inc.	2,800,657	3,837
*	eGain Corp.	595,590	3,752
*	Domo Inc. Class B	1,136,716	3,558
*,1	MicroVision Inc.	10,698,226	3,498
*	Kaltura Inc.	2,641,043	3,433
[1]	ReposiTrak Inc.	378,159	3,403
*,1	Firy Inc. Class A	334,162	3,402
*,1	Tucows Inc. Class A	247,111	3,329
*	TechTarget Inc.	890,567	3,206
*	Expensify Inc. Class A	1,664,862	2,980
*	CS Disco Inc.	759,612	2,871
*,1	Getty Images Holdings Inc.	3,281,886	2,822
*,1	AI Financial Corp.	4,606,978	2,696
*,1	Trio-Tech International	217,573	2,681
*,1	Rekor Systems Inc.	3,768,745	2,619
*,1	Intellicheck Inc.	557,560	2,286
	CSP Inc.	272,265	2,162
*,1	KORE Group Holdings Inc.	233,485	2,155
*	comScore Inc.	285,195	2,105
*,1	Datacentrex Inc.	1,129,320	2,010
*,1	XTI Aerospace Inc.	1,088,000	1,969
*	NetSol Technologies Inc.	382,747	1,768
*,1	Laser Photonics Corp.	1,037,113	1,711
*	Identiv Inc.	647,741	1,632
*,1	Brand Engagement Network Inc.	94,781	1,622
*	DLH Holdings Corp.	305,738	1,605
*,1	Airship AI Holdings Inc.	651,075	1,556
*	TransAct Technologies Inc.	265,639	1,551
*,1	VirnetX Holding Corp.	113,293	1,439
*	AudioEye Inc.	242,739	1,410
*,1	BuzzFeed Inc.	951,351	1,389
*	Phunware Inc.	656,562	1,346
*	Key Tronic Corp.	315,028	1,301
	Zedge Inc. Class B	403,158	1,250
[1]	BTCS Inc.	930,294	1,033
*	CVD Equipment Corp.	131,791	979
*,1	Arena Group Holdings Inc.	1,140,195	946
*,1	Vivid Seats Inc. Class A	140,650	917
*	Beachbody Co. Inc.	86,477	884
*	Pixelworks Inc.	141,100	880
*	Aware Inc.	631,259	852
*	Data I/O Corp.	214,242	844
*,1	Gloo Holdings Inc. Class A	184,608	840
*	Creative Realities Inc.	196,578	812
*,1	Mobix Labs Inc.	359,662	755
*	Mastech Digital Inc.	95,432	738
*	ACCESS Newswire Inc.	107,686	700
*,1	Nixxy Inc.	440,648	661
*	LivePerson Inc.	337,107	641
*,1	Smartbird Inc. Class A	150,702	603
*,1	Nuburu Inc.	4,014,560	514
*	Inuvo Inc.	377,482	476
*	Upland Software Inc.	91,959	429
*	Glimpse Group Inc.	427,800	329
*,1	PSQ Holdings Inc. Class A	815,759	329
*,1	authID Inc.	274,478	294
*	Nortech Systems Inc.	16,587	261
*,1	System1 Inc.	107,513	248
*,1	Smith Micro Software Inc.	91,993	247
*	Intelligent Protection Management Corp.	139,605	243
*	Intellinetics Inc.	39,990	220
*	NextTrip Inc.	97,740	209
*	Greenidge Generation Holdings Inc. Class A	87,686	157

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*	Giftify Inc.	163,864	155
*	Research Frontiers Inc.	288,587	150
*	Marygold Cos. Inc.	107,637	128
*	CYNGN Inc.	66,668	93
*,1	Veea Inc.	343,900	81
*	Rank One Computing Corp.	2,204	12
*	Intrusion Inc.	10,800	10
*,1	Alpha Modus Holdings Inc.	2,115	9
*	Vroom Inc.	869	7
*,2	Pivotal Software Inc.	2,226,463	—
*,1,2	Datavault AI Inc.	121,714	—
*,1,2	Coeptis Therapeutics Inc.	268,093	—
			942,679,409
Telecommunications (2.1%)
	Cisco Systems Inc.	112,632,701	13,229,837
*	Arista Networks Inc.	33,984,398	5,773,269
	Verizon Communications Inc.	119,321,931	5,052,091
	AT&T Inc.	220,622,227	4,566,880
*,1	Space Exploration Technologies Corp. Class A	18,738,438	3,201,649
	Comcast Corp. Class A	113,124,348	2,777,203
	T-Mobile US Inc.	13,745,926	2,305,604
*	Ciena Corp.	4,489,728	2,202,481
	Motorola Solutions Inc.	5,270,781	2,188,903
*	Lumentum Holdings Inc.	2,470,263	2,119,634
*,1	AST SpaceMobile Inc. Class A	9,012,049	800,811
*	Roku Inc.	4,164,250	575,249
*,1	EchoStar Corp. Class A	4,277,750	434,192
*	Viavi Solutions Inc.	7,779,710	371,481
*	Viasat Inc.	4,102,038	368,404
*,1	Charter Communications Inc. Class A	2,538,526	361,004
*,1	Applied Optoelectronics Inc.	2,420,550	358,629
	InterDigital Inc.	819,630	232,062
*	Lumen Technologies Inc.	29,428,930	226,014
	Iridium Communications Inc.	2,851,322	156,395
*	Globalstar Inc.	1,631,914	132,658
*	Extreme Networks Inc.	3,946,242	127,740
*	Liberty Broadband Corp. Class C	3,762,645	125,146
	Telephone & Data Systems Inc.	2,872,225	106,301
	Uniti Group Inc.	7,739,121	88,768
	Vistance Networks Inc.	6,808,921	87,018
*	Digi International Inc.	1,139,060	85,373
*	Calix Inc.	1,816,706	67,799
*	Harmonic Inc.	3,419,922	55,847
*,1	Lightwave Logic Inc.	4,677,225	44,247
	IDT Corp. Class B	632,098	36,763
*	ADTRAN Holdings Inc.	2,569,422	35,715
*	Anterix Inc.	327,993	33,764
*	Liberty Capital Corp. Class C	1,101,989	23,759
	Shenandoah Telecommunications Co.	1,472,897	22,211
	Cogent Communications Holdings Inc.	1,441,723	20,011
[1]	Array Digital Infrastructure Inc.	514,410	18,652
*	NETGEAR Inc.	779,187	18,194
*	Liberty Broadband Corp. Class A	529,868	17,634
*	Ooma Inc.	753,971	14,491
*	Clearfield Inc.	342,425	13,625
*,1	Optimum Communications Inc. Class A	8,724,224	12,650
*	Xperi Inc.	1,438,219	11,837
*,1	Hawkeye 360 Inc.	444,714	8,992
*	Aviat Networks Inc.	379,092	8,416
*,1	fuboTV Inc. Class A	898,593	8,267
*	BK Technologies Corp.	94,379	8,115
*	Gogo Inc.	2,541,020	7,877
	ATN International Inc.	292,008	7,735
*	Cable One Inc.	141,388	7,509
*	8x8 Inc.	4,215,907	7,209
*	Lantronix Inc.	1,132,593	6,660
*	Ribbon Communications Inc.	2,800,400	6,553
	Spok Holdings Inc.	615,117	6,299
*	Crexendo Inc.	592,906	4,429

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,1	Inseego Corp.	413,489	4,271
*,1	Optical Cable Corp.	183,445	3,847
*	KVH Industries Inc.	372,956	3,696
*	Genasys Inc.	1,303,758	2,216
*	Airgain Inc.	338,023	2,130
*	Comtech Telecommunications Corp.	936,420	1,966
*	Liberty Capital Corp.	83,698	1,833
	Franklin Wireless Corp.	296,350	753
	Network-1 Technologies Inc.	392,041	576
*	SurgePays Inc.	418,431	151
*	NextPlat Corp.	4,451	30
*	Elauwit Connection Inc.	3,449	25
			48,611,550
Utilities (2.5%)
	NextEra Energy Inc.	66,213,444	5,811,554
	Southern Co.	35,824,380	3,428,751
	Duke Energy Corp.	24,704,404	3,127,083
	Waste Management Inc.	12,749,529	2,841,615
	Constellation Energy Corp.	10,296,712	2,557,394
	American Electric Power Co. Inc.	17,274,078	2,363,267
	Sempra	20,752,365	1,923,952
	Dominion Energy Inc.	27,922,688	1,906,840
	Entergy Corp.	15,148,971	1,740,011
	Vistra Corp.	10,706,582	1,698,385
	Xcel Energy Inc.	19,819,893	1,591,537
	Exelon Corp.	32,486,769	1,514,533
	Republic Services Inc.	6,349,212	1,352,890
	Waste Connections Inc.	8,104,425	1,350,927
	Consolidated Edison Inc.	11,700,330	1,294,408
	Public Service Enterprise Group Inc.	15,826,623	1,284,489
	WEC Energy Group Inc.	10,339,459	1,207,339
	PG&E Corp.	68,079,317	1,145,094
	Ameren Corp.	8,787,112	993,295
	NRG Energy Inc.	6,700,889	978,732
	CenterPoint Energy Inc.	20,736,485	913,235
	Atmos Energy Corp.	5,299,378	912,924
	Edison International	12,215,613	909,452
	Eversource Energy	11,941,344	863,001
	DTE Energy Co.	5,612,203	855,131
	FirstEnergy Corp.	17,401,776	827,280
	PPL Corp.	22,685,824	824,630
	American Water Works Co. Inc.	6,197,096	815,414
	CMS Energy Corp.	9,807,710	750,290
	NiSource Inc.	15,226,800	724,034
	Alliant Energy Corp.	8,198,521	625,465
	Evergy Inc.	6,931,270	599,070
*	Talen Energy Corp.	1,441,710	553,991
*	Clean Harbors Inc.	1,510,918	451,387
	Pinnacle West Capital Corp.	3,848,045	411,741
	Essential Utilities Inc.	9,004,646	344,968
	AES Corp.	22,644,586	331,970
	OGE Energy Corp.	6,558,608	319,142
	IDACORP Inc.	1,758,520	266,064
*,1	Oklo Inc. Class A	4,697,569	245,824
	UGI Corp.	6,796,934	234,766
[1]	National Fuel Gas Co.	3,018,018	233,021
	Ormat Technologies Inc.	1,851,793	201,660
	TXNM Energy Inc.	3,515,440	199,607
	Southwest Gas Holdings Inc.	2,182,146	193,513
*	Casella Waste Systems Inc. Class A	1,989,028	192,876
	Portland General Electric Co.	3,679,052	190,685
	Black Hills Corp.	2,416,175	179,763
	New Jersey Resources Corp.	3,206,243	179,678
	ONE Gas Inc.	1,991,378	153,475
	MDU Resources Group Inc.	6,644,545	140,931
	Northwestern Energy Group Inc.	1,952,575	139,843
	Spire Inc.	1,782,736	139,214
	Clearway Energy Inc. Class C	3,851,359	131,639
*	NuScale Power Corp. Class A	11,005,869	110,389

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
	Avista Corp.	2,624,564	107,371
	American States Water Co.	1,243,081	102,716
	MGE Energy Inc.	1,202,767	98,074
*	Sunrun Inc.	7,170,226	95,938
	Chesapeake Utilities Corp.	763,772	93,547
	California Water Service Group	1,900,069	92,438
*	Hawaiian Electric Industries Inc.	5,202,250	70,386
	Northwest Natural Holding Co.	1,344,456	65,959
	H2O America	1,064,451	64,687
*,1	Fervo Energy Co. Class A	2,190,792	64,037
	Middlesex Water Co.	568,743	31,941
	Unitil Corp.	575,975	30,348
	Excelerate Energy Inc. Class A	697,286	26,490
*,1	NANO Nuclear Energy Inc.	1,235,111	26,110
*	Hallador Energy Co.	1,053,386	18,318
*	Enviri Corp.	789,616	17,332
	York Water Co.	507,937	15,568
	Consolidated Water Co. Ltd.	481,223	14,196
	Artesian Resources Corp. Class A	278,359	9,461
	Genie Energy Ltd. Class B	640,609	9,257
*	Perma-Fix Environmental Services Inc.	597,751	8,542
*	Cadiz Inc.	1,784,164	7,458
*	Pure Cycle Corp.	628,802	6,734
	RGC Resources Inc.	255,158	6,098
	Global Water Resources Inc.	439,882	3,185
*	Arq Inc.	1,056,800	2,695
*,1	Net Power Inc.	1,336,582	2,232
*	Spruce Power Holding Corp.	423,209	1,092
*	Quest Resource Holding Corp.	547,428	690
*,1	Zeo Energy Corp.	340,315	225
	Royalty Management Holding Corp.	52,119	137
			56,371,431
Total Common Stocks (Cost $819,357,447)			2,293,576,235
Preferred Stocks (0.0%)
*,1,2	ClearOne Inc. Preference Shares	12,200	3
*,2	Next Bridge Hydrocarbons Inc. Preference Shares	103,600	—
[2]	BTCS Inc. Preference Shares	280,193	—
*,1,2	Nutriband Inc. Preference Shares	30,646	—
Total Preferred Stocks (Cost $303)			3
Rights (0.0%)
*,1,2	Korro Bio Inc. CVR	1,246,700	2,445
*,1,2	Tobira Therapeutics Inc. CVR Exp. 12/31/2028	201,001	911
*,2	Sanofi Aatd Inc. CVR	1,216,278	788
*,2	Adverum Biotechnologies Inc. CVR	572,302	458
*,2	Enliven Therapeutics Inc. CVR	370,003	334
*,2	Coherus BioSciences Inc. CVR	1,709,153	161
*,2	Gyre Therapeutics Inc. CVR	826,502	83
*,1,2	FG Nexus Inc. CVR	14,902	81
*,2	Chinook Therapeutics Inc. CVR	415,255	76
*,1,2	Q32 Bio Inc. CVR	1,354,738	12
*,2	Alexza Pharmaceuticals Inc. CVR	327,391	11
*,1,2	Oncternal Therapeutics Inc. CVR	8,933	9
*,2	F-star Therapeutics Inc. CVR	122,042	8
*,2	Dianthus Therapeutics Inc. CVR	1,432,921	7
*,1,2	BlackBox Inc. CVR	27,277	7
*,2	Akero Therapeutics Inc. CVR	2,352	2
*,2	Metsera Inc. CVR	245	1
*,2	Ambit Biosciences Corp. CVR	201,330	—
*,2	ABIOMED Inc. CVR	264	—
*,2	OmniAb Inc. 12.5 Earnout	186,267	—
*,2	OmniAb Inc. 15 Earnout	186,267	—
*,1,2	Carisma Therapeutics Inc. CVR	6,822,627	—
*,2	Spectrum Pharmaceuticals Inc. CVR	5,990,797	—
*,2	Neurogene Inc. CVR	98,708	—
*,1,2	Traws Pharma Inc. CVR	365,661	—
*,2	Tectonic Therapeutic Inc. CVR	110,889	—
*,2	Ikena Oncology Securities Corp. CVR	1,028,743	—

Morningstar Total Stock Market Index Fund
		Shares	Market Value• ($000)
*,2	Hologic Inc. CVR	97	—
*	LGL Group Inc. Exp. 7/15/2026	73,083	—
Total Rights (Cost $5,039)			5,394
Warrants (0.0%)
*	SELLAS Life Sciences Group Inc. Exp. 4/5/2027	40,000	374
*	Altisource Portfolio Solutions SA Exp. 4/30/2032	582,728	233
*,1	Altisource Portfolio Solutions SA Exp. 4/2/2029	582,728	163
*	Presidio Property Trust Inc. Exp. 1/24/2027	110,319	2
*	Tempest Therapeutics Inc. Exp. 2/3/2031	104,944	—
Total Warrants (Cost $—)			772
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4]	Vanguard Market Liquidity Fund, 3.682% (Cost $14,644,296)	146,468,718	14,645,407
Total Investments (100.4%) (Cost $834,007,085)			2,308,227,811
Other Assets and Liabilities—Net (-0.4%)			(9,916,132)
Net Assets (100%)			2,298,311,679

Cost is in $000.

•	See Note A in Notes to Financial Statements.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,153,286.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $10,622,532 was received for securities on loan.

CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2026	4,024	612,775	15,595
E-mini S&P 500 Index	September 2026	2,524	952,589	971
E-mini S&P Mid-Cap 400 Index	September 2026	194	75,369	1,093
				17,659

Morningstar Total Stock Market Index Fund

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Citigroup Inc.	8/31/2027	BANA	293,851	(4.442)	—	(10,356)
Elevance Health Inc.	1/29/2027	JPMC	24,935	(4.320)	—	(964)
Global Payments Inc.	8/31/2026	BANA	65,651	(4.406)	4,477	—
Goldman Sachs Group Inc.	8/31/2027	BANA	434,562	(4.435)	—	(22,186)
JPMorgan Chase & Co.	8/31/2027	BANA	2,189,025	(4.436)	—	(51,964)
PayPal Holdings Inc.	8/31/2026	BANA	82,677	(4.327)	1,521	—
Raymond James Financial Inc.	2/1/2027	CITNA	12,770	(4.120)	—	(399)
VICI Properties Inc. Class A	8/31/2026	BANA	76,685	(4.333)	1,561	—
Visa Inc. Class A	8/31/2026	BANA	338,783	(3.610)	12,748	—
					20,307	(85,869)

1Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
See accompanying Notes, which are an integral part of the Financial Statements.

Morningstar Total Stock Market Index Fund
Statement of Assets and Liabilities
As of June 30, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $819,362,789)	2,293,582,404
Affiliated Issuers (Cost $14,644,296)	14,645,407
Total Investments in Securities	2,308,227,811
Investment in Vanguard	49,359
Cash Collateral Pledged—Futures Contracts	57,455
Cash Collateral Pledged—Over-the-Counter Swap Contracts	59,852
Receivables for Investment Securities Sold	56,369
Receivables for Accrued Income	1,095,469
Receivables for Capital Shares Issued	1,037,161
Variation Margin Receivable—Futures Contracts	4,109
Unrealized Appreciation—Over-the-Counter Swap Contracts	20,307
Other Assets	3,595
Total Assets	2,310,611,487
Liabilities
Due to Custodian	59,190
Payables for Investment Securities Purchased	746,090
Collateral for Securities on Loan	10,622,532
Payables for Capital Shares Redeemed	760,111
Payables for Distributions	10
Payables to Vanguard	26,006
Unrealized Depreciation—Over-the-Counter Swap Contracts	85,869
Total Liabilities	12,299,808
Net Assets	2,298,311,679
1 Includes $10,153,286 of securities on loan.

Morningstar Total Stock Market Index Fund
Statement of Assets and Liabilities (continued)
At June 30, 2026, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	854,456,340
Total Distributable Earnings (Loss)	1,443,855,339
Net Assets	2,298,311,679

Investor Shares—Net Assets
Applicable to 144,336,020 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	26,000,898
Net Asset Value Per Share—Investor Shares	$180.14

ETF Shares—Net Assets
Applicable to 1,792,590,857 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	663,487,948
Net Asset Value Per Share—ETF Shares	$370.13

Admiral™ Shares—Net Assets
Applicable to 2,690,668,513 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	484,795,848
Net Asset Value Per Share—Admiral Shares	$180.18

Institutional Shares—Net Assets
Applicable to 606,761,752 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	109,340,653
Net Asset Value Per Share—Institutional Shares	$180.20

Institutional Plus Shares—Net Assets
Applicable to 2,840,988,819 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	960,359,738
Net Asset Value Per Share—Institutional Plus Shares	$338.04

Institutional Select Shares—Net Assets
Applicable to 153,117,907 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	54,326,594
Net Asset Value Per Share—Institutional Select Shares	$354.80
See accompanying Notes, which are an integral part of the Financial Statements.

Morningstar Total Stock Market Index Fund
Statement of Operations

Six Months Ended June 30, 2026
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	12,361,445
Interest—Unaffiliated Issuers	5,830
Interest—Affiliated Issuers	99,830
Securities Lending—Net	51,161
Total Income	12,518,266
Expenses
The Vanguard Group—Note C
Investment Advisory Services	28,739
Management and Administrative—Investor Shares	7,785
Management and Administrative—ETF Shares	69,614
Management and Administrative—Admiral Shares	76,680
Management and Administrative—Institutional Shares	13,110
Management and Administrative—Institutional Plus Shares	63,538
Management and Administrative—Institutional Select Shares	1,820
Marketing and Distribution—Investor Shares	591
Marketing and Distribution—ETF Shares	9,644
Marketing and Distribution—Admiral Shares	8,073
Marketing and Distribution—Institutional Shares	1,143
Marketing and Distribution—Institutional Plus Shares	9,990
Marketing and Distribution—Institutional Select Shares	117
Custodian Fees	1,112
Shareholders’ Reports—Investor Shares	86
Shareholders’ Reports—ETF Shares	2,286
Shareholders’ Reports—Admiral Shares	712
Shareholders’ Reports—Institutional Shares	29
Shareholders’ Reports—Institutional Plus Shares	1,279
Shareholders’ Reports—Institutional Select Shares	1
Trustees’ Fees and Expenses	518
Other Expenses	123
Total Expenses	296,990
Net Investment Income	12,221,276
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2]	8,605,993
Investment Securities Sold—Affiliated Issuers	(1,612)
Futures Contracts	450,958
Swap Contracts	64,950
Foreign Currencies	(5)
Realized Net Gain (Loss)	9,120,284
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	208,382,599
Investment Securities—Affiliated Issuers	(9,160)
Futures Contracts	46,632
Swap Contracts	(4,494)
Change in Unrealized Appreciation (Depreciation)	208,415,577
Net Increase (Decrease) in Net Assets Resulting from Operations	229,757,137

1	Dividends are net of foreign withholding taxes of $268.
2	Includes $12,834,252 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Morningstar Total Stock Market Index Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,221,276	23,179,946
Realized Net Gain (Loss)	9,120,284	56,206,630
Change in Unrealized Appreciation (Depreciation)	208,415,577	229,215,481
Net Increase (Decrease) in Net Assets Resulting from Operations	229,757,137	308,602,057
Distributions
Investor Shares	(139,750)	(254,486)
ETF Shares	(3,608,747)	(6,204,206)
Admiral Shares	(2,656,912)	(5,086,218)
Institutional Shares	(609,012)	(1,176,554)
Institutional Plus Shares	(5,347,861)	(9,652,432)
Institutional Select Shares	(306,568)	(842,999)
Total Distributions	(12,668,850)	(23,216,895)
Capital Share Transactions
Investor Shares	(728,323)	(1,411,084)
ETF Shares	31,240,466	38,576,444
Admiral Shares	(10,737,353)	(19,635,321)
Institutional Shares	(3,457,731)	(6,676,039)
Institutional Plus Shares	7,985,737	26,544,757
Institutional Select Shares	331,005	(44,157,333)
Net Increase (Decrease) from Capital Share Transactions	24,633,801	(6,758,576)
Total Increase (Decrease)	241,722,088	278,626,586
Net Assets
Beginning of Period	2,056,589,591	1,777,963,005
End of Period	2,298,311,679	2,056,589,591
See accompanying Notes, which are an integral part of the Financial Statements.

Morningstar Total Stock Market Index Fund
Financial Highlights

Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$163.17	$141.00	$115.48	$93.09	$117.53	$94.71
Investment Operations
Net Investment Income[1]	.923	1.658	1.583	1.536	1.335	1.284
Capital Gain Distributions Received	—	—	—	.000 [1,2]	.000 [1,2]	.000 [1,2]
Net Realized and Unrealized Gain (Loss) on Investments	17.008	22.176	25.582	22.401	(24.344)	22.837
Total from Investment Operations	17.931	23.834	27.165	23.937	(23.009)	24.121
Distributions
Dividends from Net Investment Income	(.961 )	(1.664)	(1.645)	(1.547)	(1.431)	(1.301)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.961 )	(1.664)	(1.645)	(1.547)	(1.431)	(1.301)
Net Asset Value, End of Period	$180.14	$163.17	$141.00	$115.48	$93.09	$117.53
Total Return[3]	11.05%	17.01%	23.61%	25.89%	-19.60%	25.59%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$26,001	$24,244	$22,134	$20,443	$18,409	$133,977
Ratio of Total Expenses to Average Net Assets	0.07%	0.14%	0.14%	0.14%[4]	0.14%[4]	0.14%
Ratio of Net Investment Income to Average Net Assets	1.10%	1.12%	1.22%	1.48%	1.28%	1.20%
Portfolio Turnover Rate[5]	2%	3%	2%	2%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.14%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Morningstar Total Stock Market Index Fund
Financial Highlights

ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$335.26	$289.70	$237.25	$191.25	$241.49	$194.61
Investment Operations
Net Investment Income[1]	1.975	3.750	3.561	3.411	3.191	2.912
Capital Gain Distributions Received	—	—	—	.000 [1,2]	.000 [1,2]	.000 [1,2]
Net Realized and Unrealized Gain (Loss) on Investments	34.937	45.567	52.563	46.002	(50.248)	46.898
Total from Investment Operations	36.912	49.317	56.124	49.413	(47.057)	49.810
Distributions
Dividends from Net Investment Income	(2.042)	(3.757)	(3.674)	(3.413)	(3.183)	(2.930)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.042)	(3.757)	(3.674)	(3.413)	(3.183)	(2.930)
Net Asset Value, End of Period	$370.13	$335.26	$289.70	$237.25	$191.25	$241.49
Total Return	11.07%	17.14%	23.75%	26.03%	-19.50%	25.72%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$663,488	$570,914	$456,499	$347,955	$261,084	$299,088
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%[3]	0.03%[3]	0.03%
Ratio of Net Investment Income to Average Net Assets	1.15%	1.23%	1.33%	1.60%	1.55%	1.31%
Portfolio Turnover Rate[4]	2%	3%	2%	2%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Morningstar Total Stock Market Index Fund
Financial Highlights

Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$163.20	$141.03	$115.49	$93.10	$117.56	$94.74
Investment Operations
Net Investment Income[1]	.951	1.807	1.717	1.645	1.540	1.402
Capital Gain Distributions Received	—	—	—	.000 [1,2]	.000 [1,2]	.000 [1,2]
Net Realized and Unrealized Gain (Loss) on Investments	17.014	22.177	25.599	22.396	(24.460)	22.833
Total from Investment Operations	17.965	23.984	27.316	24.041	(22.920)	24.235
Distributions
Dividends from Net Investment Income	(.985 )	(1.814)	(1.776)	(1.651)	(1.540)	(1.415)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.985 )	(1.814)	(1.776)	(1.651)	(1.540)	(1.415)
Net Asset Value, End of Period	$180.18	$163.20	$141.03	$115.49	$93.10	$117.56
Total Return[3]	11.07%	17.12%	23.74%	26.01%	-19.53%	25.71%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$484,796	$449,405	$406,815	$340,379	$274,489	$341,733
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%[4]	0.04%[4]	0.04%
Ratio of Net Investment Income to Average Net Assets	1.14%	1.22%	1.32%	1.59%	1.54%	1.30%
Portfolio Turnover Rate[5]	2%	3%	2%	2%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Morningstar Total Stock Market Index Fund
Financial Highlights

Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$163.23	$141.05	$115.51	$93.12	$117.58	$94.75
Investment Operations
Net Investment Income[1]	.959	1.821	1.729	1.655	1.497	1.416
Capital Gain Distributions Received	—	—	—	.000 [1,2]	.000 [1,2]	.000 [1,2]
Net Realized and Unrealized Gain (Loss) on Investments	17.005	22.187	25.600	22.397	(24.407)	22.841
Total from Investment Operations	17.964	24.008	27.329	24.052	(22.910)	24.257
Distributions
Dividends from Net Investment Income	(.994 )	(1.828)	(1.789)	(1.662)	(1.550)	(1.427)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.994 )	(1.828)	(1.789)	(1.662)	(1.550)	(1.427)
Net Asset Value, End of Period	$180.20	$163.23	$141.05	$115.51	$93.12	$117.58
Total Return	11.07%	17.13%	23.75%	26.02%	-19.51%	25.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$109,341	$102,312	$94,712	$81,389	$66,751	$249,282
Ratio of Total Expenses to Average Net Assets	0.03%	0.03%	0.03%	0.03%[3]	0.03%[3]	0.03%
Ratio of Net Investment Income to Average Net Assets	1.15%	1.23%	1.33%	1.60%	1.46%	1.31%
Portfolio Turnover Rate[4]	2%	3%	2%	2%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.03%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Morningstar Total Stock Market Index Fund
Financial Highlights

Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$306.19	$264.58	$216.65	$174.63	$220.49	$177.69
Investment Operations
Net Investment Income[1]	1.816	3.450	3.268	3.123	2.960	2.672
Capital Gain Distributions Received	—	—	—	.000 [1,2]	.000 [1,2]	.000 [1,2]
Net Realized and Unrealized Gain (Loss) on Investments	31.915	41.613	48.018	42.014	(45.906)	42.823
Total from Investment Operations	33.731	45.063	51.286	45.137	(42.946)	45.495
Distributions
Dividends from Net Investment Income	(1.881)	(3.453)	(3.356)	(3.117)	(2.914)	(2.695)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.881)	(3.453)	(3.356)	(3.117)	(2.914)	(2.695)
Net Asset Value, End of Period	$338.04	$306.19	$264.58	$216.65	$174.63	$220.49
Total Return	11.08%	17.15%	23.76%	26.03%	-19.51%	25.74%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$960,360	$860,896	$714,400	$607,188	$488,093	$296,554
Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02%	0.02%[3]	0.02%[3]	0.02%
Ratio of Net Investment Income to Average Net Assets	1.16%	1.24%	1.34%	1.61%	1.59%	1.32%
Portfolio Turnover Rate[4]	2%	3%	2%	2%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.02%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Morningstar Total Stock Market Index Fund
Financial Highlights

Institutional Select Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2026	Year Ended December 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$321.38	$277.70	$227.37	$183.25	$231.36	$186.45
Investment Operations
Net Investment Income[1]	1.923	3.618	3.464	3.312	3.093	2.821
Capital Gain Distributions Received	—	—	—	.000 [1,2]	.000 [1,2]	.000 [1,2]
Net Realized and Unrealized Gain (Loss) on Investments	33.489	43.709	50.388	44.079	(48.139)	44.937
Total from Investment Operations	35.412	47.327	53.852	47.391	(45.046)	47.758
Distributions
Dividends from Net Investment Income	(1.992)	(3.647)	(3.522)	(3.271)	(3.064)	(2.848)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.992)	(3.647)	(3.522)	(3.271)	(3.064)	(2.848)
Net Asset Value, End of Period	$354.80	$321.38	$277.70	$227.37	$183.25	$231.36
Total Return	11.08%	17.16%	23.78%	26.05%	-19.50%	25.75%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$54,327	$48,819	$83,402	$61,187	$44,101	$52,780
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%	0.01%[3]	0.01%[3]	0.01%
Ratio of Net Investment Income to Average Net Assets	1.17%	1.26%	1.35%	1.62%	1.57%	1.33%
Portfolio Turnover Rate[4]	2%	3%	2%	2%	3%	4%
The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Morningstar Total Stock Market Index Fund
Notes to Financial Statements
Vanguard Morningstar Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
In June 2026, the Board of Trustees approved changing the fund’s name to Vanguard Morningstar Total Stock Market Index Fund, effective in July 2026, to correspond with the renaming of the fund's benchmark.
A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended June 30, 2026, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.

Morningstar Total Stock Market Index Fund
During the six months ended June 30, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at the higher of the effective federal funds rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B. Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Capital Management, LLC.
C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2026, the fund had contributed to Vanguard capital in the amount of $49,359,000, representing less than 0.01% of the fund’s net assets and 19.74% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Morningstar Total Stock Market Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of June 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,293,576,042	—	193	2,293,576,235
Preferred Stocks	—	—	3	3
Rights	—	—	5,394	5,394
Warrants	398	374	—	772
Temporary Cash Investments	14,645,407	—	—	14,645,407
Total	2,308,221,847	374	5,590	2,308,227,811

Derivative Financial Instruments
Assets
Futures Contracts[1]	17,659	—	—	17,659
Swap Contracts	—	20,307	—	20,307
Total	17,659	20,307	—	37,966
Liabilities
Swap Contracts	—	(85,869)	—	(85,869)

1
Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

E. As of June 30, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	836,402,769
Gross Unrealized Appreciation	1,524,943,989
Gross Unrealized Depreciation	(53,166,850)
Net Unrealized Appreciation (Depreciation)	1,471,777,139
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2025, the fund had available capital losses totaling $36,873,721,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F. During the six months ended June 30, 2026, the fund purchased $39,313,145,000 of investment securities and sold $35,316,506,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $37,176,854,000 and $15,668,821,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2026, such purchases were $570,398,000 and sales were $324,737,000, resulting in net realized loss of $52,134,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G. Capital share transactions for each class of shares were:
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	83,856	495	722,826	5,691
Issued in Lieu of Cash Distributions	139,750	853	254,486	1,690
Redeemed	(951,929)	(5,588)	(2,388,396)	(15,784)
Net Increase (Decrease)—Investor Shares	(728,323)	(4,240)	(1,411,084)	(8,403)

Morningstar Total Stock Market Index Fund
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	47,065,562	135,701	63,604,615	207,941
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(15,825,096)	(46,000)	(25,028,171)	(80,800)
Net Increase (Decrease)—ETF Shares	31,240,466	89,701	38,576,444	127,141
Admiral Shares
Issued	16,562,355	98,646	30,728,743	209,390
Issued in Lieu of Cash Distributions	2,190,324	13,365	4,214,612	27,972
Redeemed	(29,490,032)	(175,009)	(54,578,676)	(368,397)
Net Increase (Decrease)—Admiral Shares	(10,737,353)	(62,998)	(19,635,321)	(131,035)
Institutional Shares
Issued	3,768,445	22,457	10,347,843	69,127
Issued in Lieu of Cash Distributions	465,902	2,844	911,712	6,057
Redeemed	(7,692,078)	(45,342)	(17,935,594)	(119,873)
Net Increase (Decrease)—Institutional Shares	(3,457,731)	(20,041)	(6,676,039)	(44,689)
Institutional Plus Shares
Issued	35,391,827	112,595	76,850,417	287,528
Issued in Lieu of Cash Distributions	5,309,365	17,267	9,577,752	33,816
Redeemed	(32,715,455)	(100,468)	(59,883,412)	(209,880)
Net Increase (Decrease)—Institutional Plus Shares	7,985,737	29,394	26,544,757	111,464
Institutional Select Shares
Issued	2,054,402	6,298	15,430,684	51,705
Issued in Lieu of Cash Distributions	306,568	950	842,999	2,898
Redeemed	(2,029,965)	(6,035)	(60,431,016)	(203,035)
Net Increase (Decrease)—Institutional Select Shares	331,005	1,213	(44,157,333)	(148,432)
H. Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Dec. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2026 Market Value ($000)
Coeptis Therapeutics Holdings Inc.	3,820	—	182	(19)	113	—	—	NA1
FG Nexus Inc.	NA2	4,905	645	(1,158)	(1,961)	—	—	NA2
Vanguard Market Liquidity Fund	8,262,624	NA3	NA3	(439)	(600)	99,830	—	14,645,407
Z Squared Inc.	NA1	19,117	104	4	(6,712)	—	—	NA4
Total	8,266,444	24,022	931	(1,612)	(9,160)	99,830	—	14,645,407

1	Not applicable—in April 2026, Coeptis Therapeutics Holdings Inc. changed its name to Z Squared Inc.
2	Not applicable—at December 31, 2025, and June 30, 2026, the issuer was not an affiliated company of the fund, but it was affiliated during the period.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
4	Not applicable—at June 30, 2026, the security was still held, but the issuer was no longer an affiliated company of the fund.
I. Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.

Morningstar Total Stock Market Index Fund
J. Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K. Management has determined that no other subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q852 082026

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – U.S. Stock Index Funds

A majority of independent trustees of the board of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Value Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Mid-Cap Value Index Fund, Vanguard Growth Index Fund, Vanguard Value Index Fund, and Vanguard Large-Cap Index Fund (Trustees) have renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to each fund through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that continuing the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangements. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The Trustees determined that VPM’s SE, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangements should continue.

Cost

The Trustees concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VPM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – Total Stock Market Index Fund

A majority of independent trustees of the board of Vanguard Total Stock Market Index Fund (Trustees) renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

Trustees Approve Advisory Arrangement – Extended Market Index Fund

A majority of independent trustees of the board of Vanguard Extended Market Index Fund (Trustees) renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), which provides investment advisory services to the fund through its subsidiary, Vanguard Capital Management LLC (VCM). The trustees determined that continuing the advisory arrangement was in the best interests of the fund and its shareholders.

The Trustees based their decision upon an evaluation of VCM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management.

The Oversight and Manager Search team met regularly with the advisor and made presentations to the Trustees during the fiscal year that directed the Trustees’ focus to relevant information and topics.

The board, or an investment committee made up of Trustees, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the Trustees were provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the Trustees received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services over both the short and long term and took into account the organizational depth and stability of Vanguard and VCM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Global Equity Index Management team (GE), now within VCM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. GE has specific expertise and experience managing large, broad-market U.S. equity index strategies, seeking to minimize transaction costs and tracking error while opportunistically adding excess returns through sophisticated trading and superior access to corporate actions. Additionally, GE has significant resources and expertise in global and non-U.S. trading and currency hedging capabilities.

The Trustees concluded that VCM’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The Trustees determined that VCM’s Global Equity Index Management team, in its management of Vanguard funds, including the fund, has a track record of consistent performance and disciplined investment processes. The Trustees concluded that the performance was such that the advisory arrangement should continue.

Cost

The Trustees concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VCM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

The benefit of economies of scale

The Trustees concluded that the fund’s arrangement with Vanguard, and services rendered through VCM, ensure that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications filed herewith.

(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 17, 2026

VANGUARD INDEX FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 17, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023), and to a Power of Attorney  filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.